2023 Annual Report

RiverSource Variable Life Separate Account

This wrapper contains financial statements provided for owners of:

•	RiverSource® Single Premium Variable Life Insurance

•	RiverSource® Single Premium Variable Life Insurance Policy

•	RiverSource Succession Select® Variable Life Insurance

•	RiverSource® Variable Second-To-Die Life Insurance

This Annual Report contains financial information for all the subaccounts of RiverSource Variable Life Separate Account. Not all subaccounts of RiverSource Variable Life Separate Account apply to your specific contract.

ANN9125_12_C01_(05/24)	Issued by: RiverSource Life Insurance Company

This page left blank intentionally

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS OF RIVERSOURCE LIFE INSURANCE COMPANY AND

THE POLICY OWNERS OF RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of RiverSource Variable Life Separate Account, as indicated in Note 1, as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in Note 1, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of RiverSource Variable Life Separate Account as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated in Note 1 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the RiverSource Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of the RiverSource Variable Life Separate Account based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of the RiverSource Variable Life Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Minneapolis, Minnesota

April 22, 2024

We have served as the auditor of one or more of the divisions of RiverSource Variable Life Separate Account since 2010.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	1

Statement of Assets and Liabilities

December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Assets
Investments, at fair value(1),(2)	$643,717	$38,105,154	$18,395,939	$74,888,091	$33,146,097
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	86	16,083	15,586	628	10,168
Receivable for share redemptions	90	12,783	—	34,810	11,063
Total assets	643,893	38,134,020	18,411,525	74,923,529	33,167,328

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	90	12,783	—	21,025	11,063
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	13,785	—
Payable for investments purchased	86	16,083	15,586	628	10,168
Total liabilities	176	28,866	15,586	35,438	21,231
Net assets applicable to Variable Life contracts in accumulation period	643,620	38,105,154	18,395,939	74,888,091	33,146,097
Net assets applicable to seed money	97	—	—	—	—
Total net assets	$643,717	$38,105,154	$18,395,939	$74,888,091	$33,146,097
(1) Investment shares	72,328	2,590,425	246,925	1,118,400	1,151,706
(2) Investments, at cost	$743,764	$36,851,590	$17,633,353	$67,617,626	$32,754,190

December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$14,027,804	$19,843,129	$713,695	$16,501,599	$5,562,060
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,343	3,827	2,371	—	8,207
Receivable for share redemptions	5,182	7,957	—	8,068	—
Total assets	14,034,329	19,854,913	716,066	16,509,667	5,570,267

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,325	7,957	—	5,679	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	857	—	—	2,389	—
Payable for investments purchased	1,343	3,827	2,371	—	8,207
Total liabilities	6,525	11,784	2,371	8,068	8,207
Net assets applicable to Variable Life contracts in accumulation period	14,027,804	19,843,129	713,695	16,501,599	5,562,060
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$14,027,804	$19,843,129	$713,695	$16,501,599	$5,562,060
(1) Investment shares	750,953	10,124,045	27,492	634,921	662,939
(2) Investments, at cost	$14,421,579	$27,645,570	$686,818	$15,617,569	$7,113,962

See accompanying notes to financial statements.

2	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II
Assets
Investments, at fair value(1),(2)	$24,229,139	$2,147,383	$15,383,455	$12,087,618	$10,425,928
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	13,052	—	17,041	—	2,449
Receivable for share redemptions	6,334	6,257	4,238	21,419	3,062
Total assets	24,248,525	2,153,640	15,404,734	12,109,037	10,431,439

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	6,321	—	4,238	5,168	3,062
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	13	6,257	—	16,251	—
Payable for investments purchased	13,052	—	17,041	—	2,449
Total liabilities	19,386	6,257	21,279	21,419	5,511
Net assets applicable to Variable Life contracts in accumulation period	24,229,139	2,147,383	15,383,455	12,087,618	10,425,928
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$24,229,139	$2,147,383	$15,383,455	$12,087,618	$10,425,928
(1) Investment shares	3,082,588	198,281	1,421,761	1,142,497	987,304
(2) Investments, at cost	$31,360,400	$1,979,555	$13,593,281	$11,480,244	$10,978,447

December 31, 2023 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP EAFE Intl Index, Cl F
Assets
Investments, at fair value(1),(2)	$63,388,901	$40,227,391	$8,370,266	$13,138,911	$504,733
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,750	2,251	2,046	615	—
Receivable for share redemptions	26,784	11,384	—	3,390	—
Total assets	63,417,435	40,241,026	8,372,312	13,142,916	504,733

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	25,002	10,448	—	3,390	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	1,782	936	—	—	—
Payable for investments purchased	1,750	2,251	2,046	615	—
Total liabilities	28,534	13,635	2,046	4,005	—
Net assets applicable to Variable Life contracts in accumulation period	63,388,901	40,227,391	8,370,266	13,138,911	504,733
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$63,388,901	$40,227,391	$8,370,266	$13,138,911	$504,733
(1) Investment shares	5,200,074	3,294,627	513,198	1,008,359	5,335
(2) Investments, at cost	$46,607,619	$35,497,569	$8,612,150	$14,573,947	$471,615

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	3

Statement of Assets and Liabilities

December 31, 2023 (continued)	Calvert VP EAFE Intl Index, Cl I	Calvert VP Nasdaq 100 Index, Cl F	Calvert VP Nasdaq 100 Index, Cl I	Calv VP Russ 2000 Sm Cap Ind, Cl F	Calv VP Russ 2000 Sm Cap Ind, Cl I
Assets
Investments, at fair value(1),(2)	$3,929,641	$1,049,569	$5,370,571	$170,288	$3,219,766
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	846	—	31,797	—	10,701
Receivable for share redemptions	—	2,341	—	—	—
Total assets	3,930,487	1,051,910	5,402,368	170,288	3,230,467

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	2,341	—	—	—
Payable for investments purchased	846	—	31,797	—	10,701
Total liabilities	846	2,341	31,797	—	10,701
Net assets applicable to Variable Life contracts in accumulation period	3,929,641	1,049,569	5,370,571	170,288	3,219,766
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,929,641	$1,049,569	$5,370,571	$170,288	$3,219,766
(1) Investment shares	41,196	7,515	37,512	2,159	40,368
(2) Investments, at cost	$3,513,728	$913,415	$4,228,116	$160,660	$2,890,257

December 31, 2023 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1	Col VP Commodity Strategy, Cl 2
Assets
Investments, at fair value(1),(2)	$15,641,073	$27,148,118	$219,202,644	$1,448,828	$814,000
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	125,959	7,307	—	2,668
Receivable for share redemptions	6,188	—	131,276	6,054	—
Total assets	15,647,261	27,274,077	219,341,227	1,454,882	816,668

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,997	—	108,832	—	—
Minimum death benefit guarantee risk charge	—	—	741	—	—
Contract terminations	191	—	21,703	6,054	—
Payable for investments purchased	—	125,959	7,307	—	2,668
Total liabilities	6,188	125,959	138,583	6,054	2,668
Net assets applicable to Variable Life contracts in accumulation period	15,641,073	27,148,118	219,202,644	1,448,828	814,000
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$15,641,073	$27,148,118	$219,202,644	$1,448,828	$814,000
(1) Investment shares	6,599,609	636,234	5,194,375	385,327	221,798
(2) Investments, at cost	$14,696,116	$24,216,437	$110,151,949	$1,963,061	$1,146,699

See accompanying notes to financial statements.

4	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Contrarian Core, Cl 1	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Assets
Investments, at fair value(1),(2)	$9,923,019	$6,932,178	$5,200,264	$3,287,641	$324,581,272
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	12,222	1	48,231	291	8
Receivable for share redemptions	—	—	—	—	219,107
Total assets	9,935,241	6,932,179	5,248,495	3,287,932	324,800,387

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	180,532
Minimum death benefit guarantee risk charge	—	—	—	—	374
Contract terminations	—	—	—	—	38,201
Payable for investments purchased	12,222	1	48,231	291	8
Total liabilities	12,222	1	48,231	291	219,115
Net assets applicable to Variable Life contracts in accumulation period	9,923,019	6,932,178	5,200,264	3,287,641	324,581,272
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$9,923,019	$6,932,178	$5,200,264	$3,287,641	$324,581,272
(1) Investment shares	226,760	163,033	58,045	37,955	3,686,748
(2) Investments, at cost	$8,239,419	$4,233,829	$4,383,686	$2,293,905	$89,072,230

December 31, 2023 (continued)	Col VP Divd Opp, Cl 1	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$8,274,443	$5,013,525	$200,757,579	$1,125,388	$670,278
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	25,515	1,652	29,162	496	179
Receivable for share redemptions	—	—	140,628	—	—
Total assets	8,299,958	5,015,177	200,927,369	1,125,884	670,457

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	76,210	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	64,418	—	—
Payable for investments purchased	25,515	1,652	29,162	496	179
Total liabilities	25,515	1,652	169,790	496	179
Net assets applicable to Variable Life contracts in accumulation period	8,274,443	5,013,525	200,757,579	1,125,388	670,278
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$8,274,443	$5,013,525	$200,757,579	$1,125,388	$670,278
(1) Investment shares	210,868	132,283	5,206,369	143,179	85,386
(2) Investments, at cost	$7,371,656	$3,820,261	$97,279,590	$1,129,518	$763,695

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	5

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Emer Mkts, Cl 1	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3
Assets
Investments, at fair value(1),(2)	$8,424,584	$7,462,149	$41,192,655	$336,595	$17,510,602
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,116	5,762	27,518	6	3,389
Receivable for share redemptions	—	—	17,480	—	12,699
Total assets	8,425,700	7,467,911	41,237,653	336,601	17,526,690

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	14,675	—	6,396
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	2,805	—	6,303
Payable for investments purchased	1,116	5,762	27,518	6	3,389
Total liabilities	1,116	5,762	44,998	6	16,088
Net assets applicable to Variable Life contracts in accumulation period	8,424,584	7,462,149	41,192,655	336,595	17,510,602
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$8,424,584	$7,462,149	$41,192,655	$336,595	$17,510,602
(1) Investment shares	856,157	775,691	4,224,888	43,999	2,262,352
(2) Investments, at cost	$11,152,750	$11,192,009	$60,016,485	$359,059	$20,793,908

December 31, 2023 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2
Assets
Investments, at fair value(1),(2)	$17,931,050	$8,357,590	$48,672,304	$3,579,410	$2,246,592
Dividends receivable	2,477	1,091	6,615	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	37,798	7,648	3,693	—
Receivable for share redemptions	19,060	—	493,163	—	2,917
Total assets	17,952,587	8,396,479	49,179,730	3,583,103	2,249,509

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	18,272	—	—
Minimum death benefit guarantee risk charge	—	—	15	—	—
Contract terminations	19,060	—	474,876	—	2,917
Payable for investments purchased	—	37,799	7,648	3,693	—
Total liabilities	19,060	37,799	500,811	3,693	2,917
Net assets applicable to Variable Life contracts in accumulation period	17,933,527	8,358,680	48,678,919	3,579,410	2,246,592
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$17,933,527	$8,358,680	$48,678,919	$3,579,410	$2,246,592
(1) Investment shares	17,931,050	8,357,590	48,672,304	585,828	372,569
(2) Investments, at cost	$17,931,050	$8,357,590	$48,672,251	$3,648,480	$2,376,706

See accompanying notes to financial statements.

6	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1
Assets
Investments, at fair value(1),(2)	$46,807,604	$1,212,625	$1,079,433	$17,221,231	$6,120,459
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	14,984	816	26,978	26,484	48,195
Receivable for share redemptions	29,518	—	—	6,441	—
Total assets	46,852,106	1,213,441	1,106,411	17,254,156	6,168,654

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	17,379	—	—	6,441	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	12,139	—	—	—	—
Payable for investments purchased	14,984	816	26,978	26,484	48,195
Total liabilities	44,502	816	26,978	32,925	48,195
Net assets applicable to Variable Life contracts in accumulation period	46,807,604	1,212,625	1,079,433	17,221,231	6,120,459
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$46,807,604	$1,212,625	$1,079,433	$17,221,231	$6,120,459
(1) Investment shares	7,685,978	190,964	171,339	2,690,817	712,510
(2) Investments, at cost	$50,741,207	$1,262,335	$1,216,138	$20,074,567	$6,446,949

December 31, 2023 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$2,976,577	$90,254,199	$16,132,606	$9,687,883	$87,092,623
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	228	25,354	9,214	—	—
Receivable for share redemptions	—	36,764	—	198	86,674
Total assets	2,976,805	90,316,317	16,141,820	9,688,081	87,179,297

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	35,893	—	—	32,241
Minimum death benefit guarantee risk charge	—	69	—	—	—
Contract terminations	—	802	—	198	54,433
Payable for investments purchased	228	25,354	9,214	—	—
Total liabilities	228	62,118	9,214	198	86,674
Net assets applicable to Variable Life contracts in accumulation period	2,976,577	90,254,199	16,132,606	9,687,883	87,092,623
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$2,976,577	$90,254,199	$16,132,606	$9,687,883	$87,092,623
(1) Investment shares	348,138	10,494,674	432,742	268,958	2,374,390
(2) Investments, at cost	$3,419,526	$107,239,127	$13,431,524	$6,337,908	$37,145,318

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	7

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 1
Assets
Investments, at fair value(1),(2)	$74,619,130	$187,839,472	$2,152,155	$14,863,218	$823,032
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	48,120	58,164	—	5,391	400
Receivable for share redemptions	—	70,663	910	4,990	—
Total assets	74,667,250	187,968,299	2,153,065	14,873,599	823,432

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	59,550	—	4,845	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	11,113	910	145	—
Payable for investments purchased	48,120	58,164	—	5,391	400
Total liabilities	48,120	128,827	910	10,381	400
Net assets applicable to Variable Life contracts in accumulation period	74,619,130	187,839,472	2,152,155	14,863,218	823,032
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$74,619,130	$187,839,472	$2,152,155	$14,863,218	$823,032
(1) Investment shares	1,848,381	4,723,145	227,021	1,576,163	104,181
(2) Investments, at cost	$63,549,956	$102,313,239	$2,127,614	$15,029,384	$829,141

December 31, 2023 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 1
Assets
Investments, at fair value(1),(2)	$1,059,122	$7,414,052	$3,717,486	$56,156,320	$8,278,953
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	5,023	586	6,499	15,263
Receivable for share redemptions	—	—	—	30,406	—
Total assets	1,059,122	7,419,075	3,718,072	56,193,225	8,294,216

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	30,406	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	—	5,023	586	6,499	15,263
Total liabilities	—	5,023	586	36,905	15,263
Net assets applicable to Variable Life contracts in accumulation period	1,059,122	7,414,052	3,717,486	56,156,320	8,278,953
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$1,059,122	$7,414,052	$3,717,486	$56,156,320	$8,278,953
(1) Investment shares	134,406	555,360	281,202	4,222,280	213,871
(2) Investments, at cost	$1,146,130	$7,183,724	$3,752,947	$48,029,242	$7,634,930

See accompanying notes to financial statements.

8	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3
Assets
Investments, at fair value(1),(2)	$6,438,109	$34,552,646	$5,516,111	$3,024,188	$19,930,999
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,310	54,840	—	277	—
Receivable for share redemptions	—	17,963	2,442	—	23,157
Total assets	6,440,419	34,625,449	5,518,553	3,024,465	19,954,156

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	13,006	—	—	7,075
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	4,957	2,442	—	16,082
Payable for investments purchased	2,310	54,840	—	277	—
Total liabilities	2,310	72,803	2,442	277	23,157
Net assets applicable to Variable Life contracts in accumulation period	6,438,109	34,552,646	5,516,111	3,024,188	19,930,999
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$6,438,109	$34,552,646	$5,516,111	$3,024,188	$19,930,999
(1) Investment shares	171,958	908,563	121,500	68,872	446,583
(2) Investments, at cost	$5,266,524	$26,288,465	$5,011,149	$2,233,480	$12,133,376

December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 1	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2
Assets
Investments, at fair value(1),(2)	$4,151,941	$4,552,071	$19,887,691	$3,430,101	$2,952,633
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	10,185	1,754	728	3,573	2,068
Receivable for share redemptions	—	—	12,611	—	—
Total assets	4,162,126	4,553,825	19,901,030	3,433,674	2,954,701

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	7,283	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	5,328	—	—
Payable for investments purchased	10,185	1,754	728	3,573	2,068
Total liabilities	10,185	1,754	13,339	3,573	2,068
Net assets applicable to Variable Life contracts in accumulation period	4,151,941	4,552,071	19,887,691	3,430,101	2,952,633
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$4,151,941	$4,552,071	$19,887,691	$3,430,101	$2,952,633
(1) Investment shares	112,702	127,509	548,475	99,366	88,455
(2) Investments, at cost	$3,685,706	$3,178,965	$13,598,319	$3,137,095	$2,391,579

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	9

Statement of Assets and Liabilities

December 31, 2023 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2
Assets
Investments, at fair value(1),(2)	$21,281,206	$5,139,175	$2,135,323	$5,875,877	$2,756,470
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,173	2,159	—	5,202	676
Receivable for share redemptions	16,923	—	463	—	—
Total assets	21,300,302	5,141,334	2,135,786	5,881,079	2,757,146

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,933	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	8,990	—	463	—	—
Payable for investments purchased	2,173	2,159	—	5,202	676
Total liabilities	19,096	2,159	463	5,202	676
Net assets applicable to Variable Life contracts in accumulation period	21,281,206	5,139,175	2,135,323	5,875,877	2,756,470
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$21,281,206	$5,139,175	$2,135,323	$5,875,877	$2,756,470
(1) Investment shares	626,655	178,630	88,309	1,588,075	755,197
(2) Investments, at cost	$13,981,646	$4,338,125	$1,873,402	$6,199,259	$3,050,306

December 31, 2023 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1
Assets
Investments, at fair value(1),(2)	$773,085	$494,315	$17,412,155	$7,066,005	$1,655,481
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	7	20,108	4,843	14,412	—
Receivable for share redemptions	—	—	6,531	2,591	2,377
Total assets	773,092	514,423	17,423,529	7,083,008	1,657,858

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	6,499	2,591	—
Minimum death benefit guarantee risk charge	—	—	32	—	—
Contract terminations	—	—	—	—	2,377
Payable for investments purchased	7	20,108	4,843	14,412	—
Total liabilities	7	20,108	11,374	17,003	2,377
Net assets applicable to Variable Life contracts in accumulation period	773,085	494,315	17,412,155	7,066,005	1,655,481
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$773,085	$494,315	$17,412,155	$7,066,005	$1,655,481
(1) Investment shares	86,572	55,479	1,949,849	399,887	180,336
(2) Investments, at cost	$810,325	$548,470	$19,579,950	$9,773,938	$1,750,531

See accompanying notes to financial statements.

10	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1
Assets
Investments, at fair value(1),(2)	$411,551	$1,100,519	$784,394	$9,562,783	$2,822,005
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	134	1,046	2,251	—
Receivable for share redemptions	—	—	—	3,425	2,063
Total assets	411,551	1,100,653	785,440	9,568,459	2,824,068

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	3,425	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	2,063
Payable for investments purchased	—	134	1,046	2,251	—
Total liabilities	—	134	1,046	5,676	2,063
Net assets applicable to Variable Life contracts in accumulation period	411,551	1,100,519	784,394	9,562,783	2,822,005
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$411,551	$1,100,519	$784,394	$9,562,783	$2,822,005
(1) Investment shares	45,027	244,560	179,085	2,139,325	445,111
(2) Investments, at cost	$468,883	$1,303,580	$971,459	$12,213,132	$3,252,445

December 31, 2023 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 1	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 1	CTIVP MS Adv, Cl 2
Assets
Investments, at fair value(1),(2)	$2,322,534	$11,194,219	$6,162,454	$5,517,441	$2,990,973
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	3,304	499	8,600	—
Receivable for share redemptions	1,044	—	—	—	13,420
Total assets	2,323,578	11,197,523	6,162,953	5,526,041	3,004,393

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	1,044	—	—	—	13,420
Payable for investments purchased	—	3,304	499	8,600	—
Total liabilities	1,044	3,304	499	8,600	13,420
Net assets applicable to Variable Life contracts in accumulation period	2,322,534	11,194,219	6,162,454	5,517,441	2,990,973
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$2,322,534	$11,194,219	$6,162,454	$5,517,441	$2,990,973
(1) Investment shares	369,830	291,289	165,836	119,116	66,837
(2) Investments, at cost	$2,972,085	$9,859,980	$4,638,375	$5,741,238	$2,905,195

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	11

Statement of Assets and Liabilities

December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1
Assets
Investments, at fair value(1),(2)	$4,266,136	$3,149,921	$3,322,002	$2,195,330	$4,109,630
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	2,165	150	3,363	—	2,866
Receivable for share redemptions	—	—	—	694	—
Total assets	4,268,301	3,150,071	3,325,365	2,196,024	4,112,496

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	694	—
Payable for investments purchased	2,165	150	3,363	—	2,866
Total liabilities	2,165	150	3,363	694	2,866
Net assets applicable to Variable Life contracts in accumulation period	4,266,136	3,149,921	3,322,002	2,195,330	4,109,630
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$4,266,136	$3,149,921	$3,322,002	$2,195,330	$4,109,630
(1) Investment shares	72,295	55,204	94,671	64,740	436,730
(2) Investments, at cost	$3,515,451	$2,082,471	$2,825,111	$1,661,670	$4,235,535

December 31, 2023 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$376,605	$9,312,398	$7,391,846	$39,815,675	$2,893,241
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,887	—	859	6,443	4,304
Receivable for share redemptions	—	1,828	—	14,531	—
Total assets	380,492	9,314,226	7,392,705	39,836,649	2,897,545

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	14,531	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	1,828	—	—	—
Payable for investments purchased	3,887	—	859	6,443	4,304
Total liabilities	3,887	1,828	859	20,974	4,304
Net assets applicable to Variable Life contracts in accumulation period	376,605	9,312,398	7,391,846	39,815,675	2,893,241
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$376,605	$9,312,398	$7,391,846	$39,815,675	$2,893,241
(1) Investment shares	40,193	201,611	165,477	876,032	64,711
(2) Investments, at cost	$411,524	$8,007,684	$5,123,769	$26,371,666	$2,564,704

See accompanying notes to financial statements.

12	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl A	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Assets
Investments, at fair value(1),(2)	$2,514,369	$1,983,644	$1,726,717	$4,134,787	$19,852,748
Dividends receivable	—	—	—	—	138,550
Accounts receivable from RiverSource Life for contract purchase payments	—	1,571	438	793	8,383
Receivable for share redemptions	401	391	—	1,125	8,970
Total assets	2,514,770	1,985,606	1,727,155	4,136,705	20,008,651

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	391	—	1,125	7,381
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	401	—	—	—	1,588
Payable for investments purchased	—	1,571	438	793	146,934
Total liabilities	401	1,962	438	1,918	155,903
Net assets applicable to Variable Life contracts in accumulation period	2,514,369	1,983,540	1,726,717	4,134,697	19,852,748
Net assets applicable to seed money	—	104	—	90	—
Total net assets	$2,514,369	$1,983,644	$1,726,717	$4,134,787	$19,852,748
(1) Investment shares	58,257	226,443	135,535	325,062	2,295,115
(2) Investments, at cost	$1,724,105	$2,093,325	$1,812,376	$4,400,094	$20,543,602

December 31, 2023 (continued)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Init Cl
Assets
Investments, at fair value(1),(2)	$21,012,917	$141,468,506	$58,697,888	$42,563,302	$12,136,647
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,143	8,418	—	7,834	1,611
Receivable for share redemptions	—	57,638	33,041	12,909	—
Total assets	21,017,060	141,534,562	58,730,929	42,584,045	12,138,258

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	45,770	25,556	12,909	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	11,868	7,485	—	—
Payable for investments purchased	4,143	8,418	—	7,834	1,611
Total liabilities	4,143	66,056	33,041	20,743	1,611
Net assets applicable to Variable Life contracts in accumulation period	21,012,917	141,468,506	58,697,888	42,563,302	12,136,647
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$21,012,917	$141,468,506	$58,697,888	$42,563,302	$12,136,647
(1) Investment shares	432,098	3,020,895	2,199,246	1,629,529	333,058
(2) Investments, at cost	$19,473,586	$108,273,150	$39,081,337	$34,969,591	$11,924,301

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	13

Statement of Assets and Liabilities

December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl
Assets
Investments, at fair value(1),(2)	$93,435,304	$89,347,034	$18,753,069	$18,423,859	$6,185,462
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	3,954	—	—	19,137
Receivable for share redemptions	47,520	25,523	17,247	6,888	—
Total assets	93,482,824	89,376,511	18,770,316	18,430,747	6,204,599

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	41,420	25,006	8,460	5,495	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	6,100	517	8,787	1,393	—
Payable for investments purchased	—	3,954	—	—	19,137
Total liabilities	47,520	29,477	17,247	6,888	19,137
Net assets applicable to Variable Life contracts in accumulation period	93,435,304	89,347,034	18,753,069	18,423,859	6,185,462
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$93,435,304	$89,347,034	$18,753,069	$18,423,859	$6,185,462
(1) Investment shares	2,601,930	2,575,585	730,260	722,221	590,216
(2) Investments, at cost	$84,538,165	$88,005,340	$14,684,364	$15,874,710	$6,297,633

December 31, 2023 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1
Assets
Investments, at fair value(1),(2)	$1,850,588	$36,919,139	$2,748,427	$11,074,727	$450,299
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	453	3,162	57
Receivable for share redemptions	63	41,480	—	3,705	—
Total assets	1,850,651	36,960,619	2,748,880	11,081,594	450,356

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	13,527	—	3,483	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	63	27,953	—	222	—
Payable for investments purchased	—	—	453	3,162	57
Total liabilities	63	41,480	453	6,867	57
Net assets applicable to Variable Life contracts in accumulation period	1,850,588	36,919,139	2,748,427	11,074,727	450,299
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$1,850,588	$36,919,139	$2,748,427	$11,074,727	$450,299
(1) Investment shares	178,801	2,941,764	184,334	779,910	28,609
(2) Investments, at cost	$1,987,947	$41,639,316	$2,723,539	$11,622,505	$470,862

See accompanying notes to financial statements.

14	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Assets
Investments, at fair value(1),(2)	$17,014,583	$6,171,918	$47,554,979	$87,191,417	$1,890,809
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	3,360	2,155	1,709	896	1,069
Receivable for share redemptions	6,136	—	41,233	62,330	418
Total assets	17,024,079	6,174,073	47,597,921	87,254,643	1,892,296

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,296	—	15,482	33,307	418
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	840	—	25,751	29,023	—
Payable for investments purchased	3,360	2,155	1,709	896	1,069
Total liabilities	9,496	2,155	42,942	63,226	1,487
Net assets applicable to Variable Life contracts in accumulation period	17,014,583	6,171,918	47,554,979	87,191,417	1,890,809
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$17,014,583	$6,171,918	$47,554,979	$87,191,417	$1,890,809
(1) Investment shares	1,109,888	435,870	3,583,646	5,446,060	213,892
(2) Investments, at cost	$19,414,658	$6,307,556	$53,618,691	$86,378,601	$1,961,948

December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser I
Assets
Investments, at fair value(1),(2)	$6,041,556	$54,892,363	$15,867,737	$14,109,167	$615,936
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	194
Receivable for share redemptions	2,803	37,123	9,708	6,584	—
Total assets	6,044,359	54,929,486	15,877,445	14,115,751	616,130

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	2,576	21,306	6,706	4,382	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	227	15,817	3,002	2,202	—
Payable for investments purchased	—	—	—	—	194
Total liabilities	2,803	37,123	9,708	6,584	194
Net assets applicable to Variable Life contracts in accumulation period	6,041,556	54,892,363	15,867,737	14,109,167	615,936
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$6,041,556	$54,892,363	$15,867,737	$14,109,167	$615,936
(1) Investment shares	491,983	2,810,669	269,127	265,160	70,960
(2) Investments, at cost	$6,142,249	$48,419,186	$15,051,436	$14,484,759	$658,512

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	15

Statement of Assets and Liabilities

December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I
Assets
Investments, at fair value(1),(2)	$4,496,926	$12,339,068	$104,070,966	$13,709,603	$18,820,518
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	4,533	1,500	11,580	6,437	3,684
Receivable for share redemptions	1,425	8,617	60,869	5,278	6,697
Total assets	4,502,884	12,349,185	104,143,415	13,721,318	18,830,899

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,425	4,676	57,437	5,169	6,660
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	3,941	3,432	109	37
Payable for investments purchased	4,533	1,500	11,580	6,437	3,684
Total liabilities	5,958	10,117	72,449	11,715	10,381
Net assets applicable to Variable Life contracts in accumulation period	4,496,826	12,339,068	104,070,966	13,709,603	18,820,518
Net assets applicable to seed money	100	—	—	—	—
Total net assets	$4,496,926	$12,339,068	$104,070,966	$13,709,603	$18,820,518
(1) Investment shares	530,298	630,187	3,553,123	218,271	776,424
(2) Investments, at cost	$5,361,974	$11,693,678	$99,341,088	$16,327,358	$19,247,719

December 31, 2023 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Assets
Investments, at fair value(1),(2)	$20,525,149	$6,451,281	$30,674,190	$801,973	$30,475,871
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	104	10,162	167	1,139	31,531
Receivable for share redemptions	20,765	—	23,832	—	15,194
Total assets	20,546,018	6,461,443	30,698,189	803,112	30,522,596

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,512	—	9,969	—	10,655
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	13,253	—	13,863	—	4,539
Payable for investments purchased	104	10,162	167	1,139	31,531
Total liabilities	20,869	10,162	23,999	1,139	46,725
Net assets applicable to Variable Life contracts in accumulation period	20,525,149	6,451,281	30,674,190	801,973	30,475,871
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$20,525,149	$6,451,281	$30,674,190	$801,973	$30,475,871
(1) Investment shares	613,240	176,457	864,062	186,940	6,894,993
(2) Investments, at cost	$20,292,145	$7,022,645	$33,013,848	$790,301	$34,455,261

See accompanying notes to financial statements.

16	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Inst
Assets
Investments, at fair value(1),(2)	$5,987,535	$30,299,554	$18,077,780	$605,322	$17,770,341
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	5,891	11,989	8,440	—	3,926
Receivable for share redemptions	—	11,626	22,114	1,436	—
Total assets	5,993,426	30,323,169	18,108,334	606,758	17,774,267

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	8,731	6,103	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	2,895	16,011	1,436	—
Payable for investments purchased	5,891	11,989	8,440	—	3,926
Total liabilities	5,891	23,615	30,554	1,436	3,926
Net assets applicable to Variable Life contracts in accumulation period	5,987,535	30,299,554	18,077,780	605,322	17,770,341
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$5,987,535	$30,299,554	$18,077,780	$605,322	$17,770,341
(1) Investment shares	222,502	1,152,074	977,177	38,167	392,455
(2) Investments, at cost	$5,845,865	$27,905,232	$19,536,050	$542,762	$16,704,499

December 31, 2023 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Assets
Investments, at fair value(1),(2)	$5,137,711	$22,304,143	$1,921,534	$1,167,076	$52,440,928
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	1,752	2,232	346	—	—
Receivable for share redemptions	—	9,346	—	15,726	39,202
Total assets	5,139,463	22,315,721	1,921,880	1,182,802	52,480,130

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	9,346	—	—	19,631
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	15,726	19,571
Payable for investments purchased	1,752	2,232	346	—	—
Total liabilities	1,752	11,578	346	15,726	39,202
Net assets applicable to Variable Life contracts in accumulation period	5,137,711	22,304,143	1,921,534	1,167,076	52,440,928
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$5,137,711	$22,304,143	$1,921,534	$1,167,076	$52,440,928
(1) Investment shares	106,924	326,227	191,197	104,577	3,265,313
(2) Investments, at cost	$4,505,657	$19,951,838	$2,011,316	$1,287,568	$40,663,774

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	17

Statement of Assets and Liabilities

December 31, 2023 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv	Lazard Ret Global Dyn MA, Serv
Assets
Investments, at fair value(1),(2)	$39,311,819	$7,098,221	$16,640,612	$506,745	$1,302,582
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	17,805	—	5,249	24	108
Receivable for share redemptions	14,872	2,336	6,212	—	440
Total assets	39,344,496	7,100,557	16,652,073	506,769	1,303,130

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	14,872	—	5,224	—	404
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	2,336	988	—	36
Payable for investments purchased	17,805	—	5,249	24	108
Total liabilities	32,677	2,336	11,461	24	548
Net assets applicable to Variable Life contracts in accumulation period	39,311,819	7,098,221	16,640,612	506,745	1,302,480
Net assets applicable to seed money	—	—	—	—	102
Total net assets	$39,311,819	$7,098,221	$16,640,612	$506,745	$1,302,582
(1) Investment shares	980,834	157,214	386,452	42,123	108,730
(2) Investments, at cost	$35,272,697	$6,501,930	$13,789,711	$520,727	$1,384,497

December 31, 2023 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I
Assets
Investments, at fair value(1),(2)	$49,189,910	$28,058,352	$3,130,174	$23,337,994	$7,367,046
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	400	2,235	4,750	5,816	14,814
Receivable for share redemptions	21,781	10,547	—	7,721	—
Total assets	49,212,091	28,071,134	3,134,924	23,351,531	7,381,860

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	18,459	10,376	—	7,573	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	3,322	171	—	148	—
Payable for investments purchased	400	2,235	4,750	5,816	14,814
Total liabilities	22,181	12,782	4,750	13,537	14,814
Net assets applicable to Variable Life contracts in accumulation period	49,189,910	28,058,352	3,130,174	23,337,994	7,367,046
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$49,189,910	$28,058,352	$3,130,174	$23,337,994	$7,367,046
(1) Investment shares	2,225,788	2,778,055	97,060	739,949	1,605,021
(2) Investments, at cost	$44,206,454	$39,980,338	$3,403,025	$23,373,835	$11,441,191

See accompanying notes to financial statements.

18	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Sus Eq, Cl I	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Assets
Investments, at fair value(1),(2)	$22,415,858	$5,677,154	$2,293,344	$877,301	$1,243,364
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	—	—	—	231
Receivable for share redemptions	30,390	13,488	547	193	368
Total assets	22,446,248	5,690,642	2,293,891	877,494	1,243,963

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	5,906	2,055	—	—	368
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	24,484	11,433	547	193	—
Payable for investments purchased	—	—	—	—	231
Total liabilities	30,390	13,488	547	193	599
Net assets applicable to Variable Life contracts in accumulation period	22,415,858	5,677,154	2,293,344	877,301	1,243,262
Net assets applicable to seed money	—	—	—	—	102
Total net assets	$22,415,858	$5,677,154	$2,293,344	$877,301	$1,243,364
(1) Investment shares	5,534,780	752,938	68,766	26,196	131,852
(2) Investments, at cost	$47,051,271	$6,768,422	$2,020,340	$743,402	$1,258,323

December 31, 2023 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl
Assets
Investments, at fair value(1),(2)	$12,130,857	$1,138,170	$866,781	$15,066,202	$3,765,629
Dividends receivable	—	—	—	42,044	11,043
Accounts receivable from RiverSource Life for contract purchase payments	1,340	327	—	4,519	917
Receivable for share redemptions	8,064	—	—	13,752	—
Total assets	12,140,261	1,138,497	866,781	15,126,517	3,777,589

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	4,443	—	—	5,161	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	3,621	—	—	8,591	—
Payable for investments purchased	1,340	327	—	46,563	11,960
Total liabilities	9,404	327	—	60,315	11,960
Net assets applicable to Variable Life contracts in accumulation period	12,130,857	1,138,170	866,781	15,066,202	3,765,629
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$12,130,857	$1,138,170	$866,781	$15,066,202	$3,765,629
(1) Investment shares	1,318,571	123,714	92,211	1,641,199	410,199
(2) Investments, at cost	$13,764,820	$1,118,490	$837,264	$16,795,295	$3,887,546
See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	19

Statement of Assets and Liabilities

December 31, 2023 (continued)	Put VT Global Hlth Care, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA
Assets
Investments, at fair value(1),(2)	$1,255,659	$28,809,795	$4,959,775	$7,749,762	$137,265,627
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	1,037	3,841	3,111	8,075
Receivable for share redemptions	11,223	14,419	2,133	2,865	90,250
Total assets	1,266,882	28,825,251	4,965,749	7,755,738	137,363,952

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	10,442	2,133	2,759	72,929
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	11,223	3,977	—	106	17,321
Payable for investments purchased	—	1,037	3,841	3,111	8,075
Total liabilities	11,223	15,456	5,974	5,976	98,325
Net assets applicable to Variable Life contracts in accumulation period	1,255,659	28,809,795	4,959,775	7,749,762	137,265,627
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$1,255,659	$28,809,795	$4,959,775	$7,749,762	$137,265,627
(1) Investment shares	73,430	1,776,190	893,653	507,516	3,317,999
(2) Investments, at cost	$1,178,478	$27,895,051	$5,532,893	$7,273,888	$102,658,171

December 31, 2023 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 1	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value
Assets
Investments, at fair value(1),(2)	$5,502,806	$29,907,776	$771,558	$2,831,330	$28,721,566
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	534	—	349	2,226	678
Receivable for share redemptions	2,303	19,503	—	867	13,256
Total assets	5,505,643	29,927,279	771,907	2,834,423	28,735,500

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,601	13,042	—	862	12,733
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	702	6,461	—	5	523
Payable for investments purchased	534	—	349	2,226	678
Total liabilities	2,837	19,503	349	3,093	13,934
Net assets applicable to Variable Life contracts in accumulation period	5,502,626	29,907,776	771,558	2,831,330	28,721,566
Net assets applicable to seed money	180	—	—	—	—
Total net assets	$5,502,806	$29,907,776	$771,558	$2,831,330	$28,721,566
(1) Investment shares	138,960	3,261,481	56,858	220,509	1,234,274
(2) Investments, at cost	$5,072,433	$31,404,368	$772,134	$3,181,843	$19,441,977

See accompanying notes to financial statements.

20	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 1
Assets
Investments, at fair value(1),(2)	$6,332,657	$100,692,346	$377,076,432	$360,393,862	$2,942,726
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	475	394,636	16,415	28,605	622
Receivable for share redemptions	4,751	—	148,419	117,384	—
Total assets	6,337,883	101,086,982	377,241,266	360,539,851	2,943,348

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,883	—	84,441	116,914	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	2,868	—	63,978	470	—
Payable for investments purchased	475	394,636	16,415	28,605	622
Total liabilities	5,226	394,636	164,834	145,989	622
Net assets applicable to Variable Life contracts in accumulation period	6,332,657	100,692,346	377,076,432	360,393,862	2,942,726
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$6,332,657	$100,692,346	$377,076,432	$360,393,862	$2,942,726
(1) Investment shares	755,687	3,546,754	13,414,316	12,802,624	189,000
(2) Investments, at cost	$6,560,624	$91,252,912	$265,665,991	$228,065,224	$2,882,104

December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 1
Assets
Investments, at fair value(1),(2)	$20,767,457	$21,135,695	$602,146	$2,646,926	$1,661,504
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	549	—	—	413
Receivable for share redemptions	44,425	8,857	—	775	—
Total assets	20,811,882	21,145,101	602,146	2,647,701	1,661,917

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	7,345	7,856	—	775	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	37,080	1,001	—	—	—
Payable for investments purchased	—	549	—	—	413
Total liabilities	44,425	9,406	—	775	413
Net assets applicable to Variable Life contracts in accumulation period	20,767,457	21,135,695	602,146	2,646,926	1,661,504
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$20,767,457	$21,135,695	$602,146	$2,646,926	$1,661,504
(1) Investment shares	1,350,290	1,375,127	46,714	207,602	116,433
(2) Investments, at cost	$20,098,390	$19,691,374	$600,348	$2,611,101	$1,612,536

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	21

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2
Assets
Investments, at fair value(1),(2)	$3,437,560	$27,703,914	$44,069,135	$16,843,470	$38,487,630
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	8,963	4,139	2,374	3,324
Receivable for share redemptions	1,237	—	18,445	—	11,861
Total assets	3,438,797	27,712,877	44,091,719	16,845,844	38,502,815

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	1,237	—	11,060	—	10,766
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	7,385	—	1,095
Payable for investments purchased	—	8,963	4,139	2,374	3,324
Total liabilities	1,237	8,963	22,584	2,374	15,185
Net assets applicable to Variable Life contracts in accumulation period	3,437,560	27,703,914	44,069,135	16,843,470	38,487,630
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$3,437,560	$27,703,914	$44,069,135	$16,843,470	$38,487,630
(1) Investment shares	243,626	1,594,011	2,562,159	974,174	2,249,423
(2) Investments, at cost	$3,100,879	$25,900,162	$35,850,645	$16,264,600	$32,862,703

December 31, 2023 (continued)	VP Mod, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2
Assets
Investments, at fair value(1),(2)	$66,441,409	$380,800,330	$505,007,785	$201,148,730	$719,979,396
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	66,216	62,692	13,993	394,380	96,735
Receivable for share redemptions	—	144,313	386,852	—	168,454
Total assets	66,507,625	381,007,335	505,408,630	201,543,110	720,244,585

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	121,791	183,523	—	166,332
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	22,522	203,329	—	2,122
Payable for investments purchased	66,216	62,692	13,993	394,380	96,735
Total liabilities	66,216	207,005	400,845	394,380	265,189
Net assets applicable to Variable Life contracts in accumulation period	66,441,409	380,800,330	505,007,785	201,148,730	719,979,396
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$66,441,409	$380,800,330	$505,007,785	$201,148,730	$719,979,396
(1) Investment shares	3,066,055	17,761,209	23,521,555	8,104,300	29,327,063
(2) Investments, at cost	$62,780,477	$282,686,746	$341,502,893	$185,448,485	$517,114,380

See accompanying notes to financial statements.

22	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 1
Assets
Investments, at fair value(1),(2)	$996,385,583	$4,285,027	$42,843,719	$56,234,239	$1,268,222
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	4,092	1,390	190	46
Receivable for share redemptions	447,544	—	19,764	22,560	—
Total assets	996,833,127	4,289,119	42,864,873	56,256,989	1,268,268

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	337,967	—	15,996	20,462	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	109,577	—	3,768	2,098	—
Payable for investments purchased	—	4,092	1,390	190	46
Total liabilities	447,544	4,092	21,154	22,750	46
Net assets applicable to Variable Life contracts in accumulation period	996,385,583	4,285,027	42,843,719	56,234,239	1,268,222
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$996,385,583	$4,285,027	$42,843,719	$56,234,239	$1,268,222
(1) Investment shares	40,519,950	234,154	2,367,056	3,101,723	130,341
(2) Investments, at cost	$640,436,831	$4,126,855	$37,002,352	$44,585,901	$1,309,588

December 31, 2023 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1
Assets
Investments, at fair value(1),(2)	$620,940	$1,220,879	$548,506	$6,787,963	$2,999,145
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	96	249	—	81	—
Receivable for share redemptions	—	—	344	5,807	3,044
Total assets	621,036	1,221,128	548,850	6,793,851	3,002,189

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	2,431	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	344	3,376	3,044
Payable for investments purchased	96	249	—	81	—
Total liabilities	96	249	344	5,888	3,044
Net assets applicable to Variable Life contracts in accumulation period	620,940	1,220,879	548,506	6,787,963	2,999,145
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$620,940	$1,220,879	$548,506	$6,787,963	$2,999,145
(1) Investment shares	64,147	32,775	15,211	185,312	293,746
(2) Investments, at cost	$663,282	$1,067,365	$357,487	$3,786,918	$3,070,416

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	23

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2
Assets
Investments, at fair value(1),(2)	$2,184,782	$5,383,385	$6,361,798	$2,401,915	$3,756,258
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	204	3,549	1,607	779	1,789
Receivable for share redemptions	—	—	—	—	—
Total assets	2,184,986	5,386,934	6,363,405	2,402,694	3,758,047

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	—
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	—	—
Payable for investments purchased	204	3,549	1,607	779	1,789
Total liabilities	204	3,549	1,607	779	1,789
Net assets applicable to Variable Life contracts in accumulation period	2,184,782	5,383,385	6,361,798	2,401,915	3,756,258
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$2,184,782	$5,383,385	$6,361,798	$2,401,915	$3,756,258
(1) Investment shares	216,315	468,528	560,511	239,235	376,002
(2) Investments, at cost	$2,347,276	$5,601,874	$6,581,217	$2,206,771	$3,538,377

December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Assets
Investments, at fair value(1),(2)	$992,075	$833,365	$704,267	$1,179,725	$13,821,803
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	633	3,763	—	14,208
Receivable for share redemptions	825	—	—	854	4,402
Total assets	992,900	833,998	708,030	1,180,579	13,840,413

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	—	4,364
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	825	—	—	854	38
Payable for investments purchased	—	633	3,763	—	14,208
Total liabilities	825	633	3,763	854	18,610
Net assets applicable to Variable Life contracts in accumulation period	992,075	833,365	704,267	1,179,725	13,821,803
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$992,075	$833,365	$704,267	$1,179,725	$13,821,803
(1) Investment shares	34,162	29,689	19,343	33,534	386,408
(2) Investments, at cost	$1,054,640	$795,673	$648,774	$1,067,172	$9,919,625

See accompanying notes to financial statements.

24	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Assets and Liabilities

December 31, 2023 (continued)	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1	Wanger Acorn	Wanger Intl
Assets
Investments, at fair value(1),(2)	$414,183	$9,547,362	$4,826,643	$93,892,992	$69,983,995
Dividends receivable	—	—	—	—	—
Accounts receivable from RiverSource Life for contract purchase payments	—	1,786	13,529	1,255	—
Receivable for share redemptions	—	—	—	35,688	59,143
Total assets	414,183	9,549,148	4,840,172	93,929,935	70,043,138

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee	—	—	—	34,115	25,483
Minimum death benefit guarantee risk charge	—	—	—	—	—
Contract terminations	—	—	—	1,573	33,660
Payable for investments purchased	—	1,786	13,529	1,255	—
Total liabilities	—	1,786	13,529	36,943	59,143
Net assets applicable to Variable Life contracts in accumulation period	414,183	9,547,362	4,826,643	93,892,992	69,983,995
Net assets applicable to seed money	—	—	—	—	—
Total net assets	$414,183	$9,547,362	$4,826,643	$93,892,992	$69,983,995
(1) Investment shares	30,794	579,682	322,637	7,043,735	3,433,955
(2) Investments, at cost	$400,421	$8,903,544	$4,526,969	$139,204,066	$87,646,492

December 31, 2023 (continued)				WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Assets
Investments, at fair value(1),(2)				$1,036,133	$287,564
Dividends receivable				—	—
Accounts receivable from RiverSource Life for contract purchase payments				901	—
Receivable for share redemptions				—	7,478
Total assets				1,037,034	295,042

Liabilities
Payable to RiverSource Life for:
Mortality and expense risk fee				—	—
Minimum death benefit guarantee risk charge				—	—
Contract terminations				—	7,478
Payable for investments purchased				901	—
Total liabilities				901	7,478
Net assets applicable to Variable Life contracts in accumulation period				1,036,133	287,564
Net assets applicable to seed money				—	—
Total net assets				$1,036,133	$287,564
(1) Investment shares				172,115	45,937
(2) Investments, at cost				$1,111,385	$331,216

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	25

Statement of Operations

Year ended December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Investment income
Dividend income	$3,430	$258,935	$—	$—	$407,859
Variable account expenses	984	161,700	—	233,909	136,713
Investment income (loss) — net	2,446	97,235	—	(233,909)	271,146

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	50,990	5,506,431	177,649	7,532,029	6,339,625
Cost of investments sold	64,110	5,493,889	186,916	7,499,400	6,485,128
Net realized gain (loss) on sales of investments	(13,120)	12,542	(9,267)	32,629	(145,503)
Distributions from capital gains	—	—	959,355	4,811,866	2,576,285
Net change in unrealized appreciation (depreciation) of investments	79,706	4,834,815	3,223,223	14,303,515	724,364
Net gain (loss) on investments	66,586	4,847,357	4,173,311	19,148,010	3,155,146
Net increase (decrease) in net assets resulting from operations	$69,032	$4,944,592	$4,173,311	$18,914,101	$3,426,292

Year ended December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1
Investment income
Dividend income	$128,058	$277,503	$—	$—	$—
Variable account expenses	52,939	97,274	—	67,484	—
Investment income (loss) — net	75,119	180,229	—	(67,484)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,411,740	2,397,719	91,800	3,133,830	214,540
Cost of investments sold	2,646,007	3,527,507	95,670	3,226,680	296,491
Net realized gain (loss) on sales of investments	(234,267)	(1,129,788)	(3,870)	(92,850)	(81,951)
Distributions from capital gains	413,404	—	36,255	1,295,069	—
Net change in unrealized appreciation (depreciation) of investments	1,755,275	3,610,870	79,352	2,387,825	270,675
Net gain (loss) on investments	1,934,412	2,481,082	111,737	3,590,044	188,724
Net increase (decrease) in net assets resulting from operations	$2,009,531	$2,661,311	$111,737	$3,522,560	$188,724

Year ended December 31, 2023 (continued)	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II
Investment income
Dividend income	$—	$71,062	$461,071	$167,794	$126,917
Variable account expenses	81,329	—	55,891	65,025	38,982
Investment income (loss) — net	(81,329)	71,062	405,180	102,769	87,935

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,109,704	855,368	5,363,442	1,574,619	1,977,019
Cost of investments sold	4,202,673	855,280	4,869,138	1,546,280	2,175,099
Net realized gain (loss) on sales of investments	(1,092,969)	88	494,304	28,339	(198,080)
Distributions from capital gains	—	22,346	165,158	—	—
Net change in unrealized appreciation (depreciation) of investments	2,046,718	112,473	991,139	1,246,652	1,262,088
Net gain (loss) on investments	953,749	134,907	1,650,601	1,274,991	1,064,008
Net increase (decrease) in net assets resulting from operations	$872,420	$205,969	$2,055,781	$1,377,760	$1,151,943

See accompanying notes to financial statements.

26	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP EAFE Intl Index, Cl F
Investment income
Dividend income	$1,440,016	$857,465	$178,409	$317,935	$8,678
Variable account expenses	307,864	130,500	—	41,876	—
Investment income (loss) — net	1,132,152	726,965	178,409	276,059	8,678

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	5,594,116	7,987,996	164,201	1,599,911	6,747
Cost of investments sold	4,127,385	7,117,882	182,809	1,862,595	6,532
Net realized gain (loss) on sales of investments	1,466,731	870,114	(18,608)	(262,684)	215
Distributions from capital gains	4,689,259	2,996,929	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(2,286,259)	(1,359,034)	668,752	1,435,086	31,189
Net gain (loss) on investments	3,869,731	2,508,009	650,144	1,172,402	31,404
Net increase (decrease) in net assets resulting from operations	$5,001,883	$3,234,974	$828,553	$1,448,461	$40,082

Year ended December 31, 2023 (continued)	Calvert VP EAFE Intl Index, Cl I	Calvert VP Nasdaq 100 Index, Cl F	Calvert VP Nasdaq 100 Index, Cl I	Calv VP Russ 2000 Sm Cap Ind, Cl F	Calv VP Russ 2000 Sm Cap Ind, Cl I
Investment income
Dividend income	$94,326	$1,820	$13,204	$827	$22,782
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	94,326	1,820	13,204	827	22,782

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	59,785	66,255	158,084	2,221	70,508
Cost of investments sold	53,141	58,797	135,785	2,388	70,822
Net realized gain (loss) on sales of investments	6,644	7,458	22,299	(167)	(314)
Distributions from capital gains	—	—	—	53	1,451
Net change in unrealized appreciation (depreciation) of investments	315,763	152,391	1,292,202	15,015	370,580
Net gain (loss) on investments	322,407	159,849	1,314,501	14,901	371,717
Net increase (decrease) in net assets resulting from operations	$416,733	$161,669	$1,327,705	$15,728	$394,499

Year ended December 31, 2023 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1	Col VP Commodity Strategy, Cl 2
Investment income
Dividend income	$233,569	$—	$—	$309,759	$188,105
Variable account expenses	72,107	—	1,299,471	—	—
Investment income (loss) — net	161,462	—	(1,299,471)	309,759	188,105

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,276,124	716,007	23,339,050	833,860	507,284
Cost of investments sold	2,302,480	683,344	13,053,227	997,361	631,352
Net realized gain (loss) on sales of investments	(26,356)	32,663	10,285,823	(163,501)	(124,068)
Distributions from capital gains	55,952	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,054,197	3,896,093	28,693,236	(251,278)	(150,444)
Net gain (loss) on investments	2,083,793	3,928,756	38,979,059	(414,779)	(274,512)
Net increase (decrease) in net assets resulting from operations	$2,245,255	$3,928,756	$37,679,588	$(105,020)	$(86,407)

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	27

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Contrarian Core, Cl 1	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	—	—	—	2,164,352
Investment income (loss) — net	—	—	—	—	(2,164,352)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	142,064	201,311	146,046	406,167	34,135,683
Cost of investments sold	134,311	132,614	128,562	306,549	9,931,951
Net realized gain (loss) on sales of investments	7,753	68,697	17,484	99,618	24,203,732
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,894,360	1,498,452	833,318	547,921	41,900,834
Net gain (loss) on investments	1,902,113	1,567,149	850,802	647,539	66,104,566
Net increase (decrease) in net assets resulting from operations	$1,902,113	$1,567,149	$850,802	$647,539	$63,940,214

Year ended December 31, 2023 (continued)	Col VP Divd Opp, Cl 1	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2
Investment income
Dividend income	$—	$—	$—	$53,130	$32,537
Variable account expenses	—	—	953,448	—	—
Investment income (loss) — net	—	—	(953,448)	53,130	32,537

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	481,860	762,980	24,798,150	144,576	77,930
Cost of investments sold	451,767	607,094	12,179,275	154,871	94,535
Net realized gain (loss) on sales of investments	30,093	155,886	12,618,875	(10,295)	(16,605)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	383,960	77,810	(3,261,837)	55,089	43,465
Net gain (loss) on investments	414,053	233,696	9,357,038	44,794	26,860
Net increase (decrease) in net assets resulting from operations	$414,053	$233,696	$8,403,590	$97,924	$59,397

Year ended December 31, 2023 (continued)	Col VP Emer Mkts, Cl 1	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3
Investment income
Dividend income	$6,920	$—	$—	$8,920	$523,051
Variable account expenses	—	—	181,506	—	78,156
Investment income (loss) — net	6,920	—	(181,506)	8,920	444,895

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	169,076	523,158	4,936,696	36,952	2,256,360
Cost of investments sold	243,550	840,238	7,686,388	41,628	2,864,436
Net realized gain (loss) on sales of investments	(74,474)	(317,080)	(2,749,692)	(4,676)	(608,076)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	705,996	927,929	6,327,159	24,247	1,646,007
Net gain (loss) on investments	631,522	610,849	3,577,467	19,571	1,037,931
Net increase (decrease) in net assets resulting from operations	$638,442	$610,849	$3,395,961	$28,491	$1,482,826

See accompanying notes to financial statements.

28	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2
Investment income
Dividend income	$635,687	$383,765	$2,146,201	$153,335	$109,007
Variable account expenses	—	—	225,533	—	—
Investment income (loss) — net	635,687	383,765	1,920,668	153,335	109,007

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,484,675	3,720,419	14,827,515	107,316	277,662
Cost of investments sold	7,484,675	3,720,419	14,827,498	115,690	305,766
Net realized gain (loss) on sales of investments	—	—	17	(8,374)	(28,104)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	—	(17)	190,286	158,679
Net gain (loss) on investments	—	—	—	181,912	130,575
Net increase (decrease) in net assets resulting from operations	$635,687	$383,765	$1,920,668	$335,247	$239,582

Year ended December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1
Investment income
Dividend income	$2,413,608	$51,814	$48,197	$819,525	$93,610
Variable account expenses	212,825	—	—	77,507	—
Investment income (loss) — net	2,200,783	51,814	48,197	742,018	93,610

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,365,570	65,686	110,413	1,892,167	248,057
Cost of investments sold	7,256,054	72,442	131,862	2,341,559	281,935
Net realized gain (loss) on sales of investments	(890,484)	(6,756)	(21,449)	(449,392)	(33,878)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,597,551	63,747	79,474	1,411,576	275,392
Net gain (loss) on investments	2,707,067	56,991	58,025	962,184	241,514
Net increase (decrease) in net assets resulting from operations	$4,907,850	$108,805	$106,222	$1,704,202	$335,124

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Investment income
Dividend income	$57,545	$1,904,205	$—	$—	$—
Variable account expenses	—	438,005	—	—	357,623
Investment income (loss) — net	57,545	1,466,200	—	—	(357,623)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	287,468	9,776,321	945,731	375,830	10,596,044
Cost of investments sold	346,340	12,211,743	925,704	275,987	4,885,616
Net realized gain (loss) on sales of investments	(58,872)	(2,435,422)	20,027	99,843	5,710,428
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	162,690	5,784,682	4,121,558	2,603,832	20,746,285
Net gain (loss) on investments	103,818	3,349,260	4,141,585	2,703,675	26,456,713
Net increase (decrease) in net assets resulting from operations	$161,363	$4,815,460	$4,141,585	$2,703,675	$26,099,090

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	29

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 1
Investment income
Dividend income	$—	$—	$77,115	$446,699	$27,206
Variable account expenses	—	679,398	—	61,448	—
Investment income (loss) — net	—	(679,398)	77,115	385,251	27,206

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	780,042	16,976,543	1,472,611	2,700,812	469,686
Cost of investments sold	712,809	9,587,168	1,505,172	2,799,158	552,493
Net realized gain (loss) on sales of investments	67,233	7,389,375	(32,561)	(98,346)	(82,807)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	11,867,068	30,800,594	89,114	587,007	59,027
Net gain (loss) on investments	11,934,301	38,189,969	56,553	488,661	(23,780)
Net increase (decrease) in net assets resulting from operations	$11,934,301	$37,510,571	$133,668	$873,912	$3,426

Year ended December 31, 2023 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 1
Investment income
Dividend income	$30,043	$93,118	$54,385	$974,460	$—
Variable account expenses	—	—	—	370,539	—
Investment income (loss) — net	30,043	93,118	54,385	603,921	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	72,489	96,589	220,362	6,134,085	598,192
Cost of investments sold	83,240	102,172	239,967	5,678,072	575,128
Net realized gain (loss) on sales of investments	(10,751)	(5,583)	(19,605)	456,013	23,064
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	24,634	742,184	449,507	6,297,214	414,399
Net gain (loss) on investments	13,883	736,601	429,902	6,753,227	437,463
Net increase (decrease) in net assets resulting from operations	$43,926	$829,719	$484,287	$7,357,148	$437,463

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	163,078	—	—	83,221
Investment income (loss) — net	—	(163,078)	—	—	(83,221)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,410,956	8,381,948	125,663	218,570	3,436,447
Cost of investments sold	1,199,555	6,617,126	126,825	174,250	2,105,210
Net realized gain (loss) on sales of investments	211,401	1,764,822	(1,162)	44,320	1,331,237
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	109,493	(1,871)	915,200	536,368	2,640,744
Net gain (loss) on investments	320,894	1,762,951	914,038	580,688	3,971,981
Net increase (decrease) in net assets resulting from operations	$320,894	$1,599,873	$914,038	$580,688	$3,888,760

See accompanying notes to financial statements.

30	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 1	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	—	89,693	—	—
Investment income (loss) — net	—	—	(89,693)	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	339,369	221,830	3,707,158	189,249	281,210
Cost of investments sold	325,633	164,684	2,672,586	183,147	243,348
Net realized gain (loss) on sales of investments	13,736	57,146	1,034,572	6,102	37,862
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	356,105	360,164	865,652	346,974	294,399
Net gain (loss) on investments	369,841	417,310	1,900,224	353,076	332,261
Net increase (decrease) in net assets resulting from operations	$369,841	$417,310	$1,810,531	$353,076	$332,261

Year ended December 31, 2023 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2
Investment income
Dividend income	$—	$—	$—	$178,771	$85,380
Variable account expenses	97,170	—	—	—	—
Investment income (loss) — net	(97,170)	—	—	178,771	85,380

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,547,011	116,496	203,487	138,827	108,352
Cost of investments sold	2,403,787	108,551	191,225	155,020	126,081
Net realized gain (loss) on sales of investments	1,143,224	7,945	12,262	(16,193)	(17,729)
Distributions from capital gains	—	139,060	61,653	—	—
Net change in unrealized appreciation (depreciation) of investments	1,360,677	876,159	283,009	302,039	155,746
Net gain (loss) on investments	2,503,901	1,023,164	356,924	285,846	138,017
Net increase (decrease) in net assets resulting from operations	$2,406,731	$1,023,164	$356,924	$464,617	$223,397

Year ended December 31, 2023 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1
Investment income
Dividend income	$18,755	$12,907	$449,164	$1,744,191	$37,196
Variable account expenses	—	—	82,824	37,413	—
Investment income (loss) — net	18,755	12,907	366,340	1,706,778	37,196

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	209,700	201,611	4,816,116	2,264,078	83,131
Cost of investments sold	229,609	232,166	5,674,778	3,004,426	92,863
Net realized gain (loss) on sales of investments	(19,909)	(30,555)	(858,662)	(740,348)	(9,732)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	42,104	42,296	1,339,387	(1,820,568)	51,902
Net gain (loss) on investments	22,195	11,741	480,725	(2,560,916)	42,170
Net increase (decrease) in net assets resulting from operations	$40,950	$24,648	$847,065	$(854,138)	$79,366

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	31

Statement of Operations

Year ended December 31, 2023 (continued)	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1
Investment income
Dividend income	$11,777	$95,772	$71,989	$884,069	$49,243
Variable account expenses	—	—	—	47,306	—
Investment income (loss) — net	11,777	95,772	71,989	836,763	49,243

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	30,346	383,830	232,515	2,809,958	604,342
Cost of investments sold	35,860	454,986	285,850	3,617,706	773,131
Net realized gain (loss) on sales of investments	(5,514)	(71,156)	(53,335)	(807,748)	(168,789)
Distributions from capital gains	—	—	—	—	161,598
Net change in unrealized appreciation (depreciation) of investments	13,790	18,875	12,286	314,635	268,080
Net gain (loss) on investments	8,276	(52,281)	(41,049)	(493,113)	260,889
Net increase (decrease) in net assets resulting from operations	$20,053	$43,491	$30,940	$343,650	$310,132

Year ended December 31, 2023 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 1	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 1	CTIVP MS Adv, Cl 2
Investment income
Dividend income	$39,267	$—	$—	$—	$—
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	39,267	—	—	—	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	403,504	171,741	624,135	249,414	320,386
Cost of investments sold	549,339	159,686	499,990	291,947	340,519
Net realized gain (loss) on sales of investments	(145,835)	12,055	124,145	(42,533)	(20,133)
Distributions from capital gains	151,364	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	245,113	799,407	313,376	1,178,824	730,726
Net gain (loss) on investments	250,642	811,462	437,521	1,136,291	710,593
Net increase (decrease) in net assets resulting from operations	$289,909	$811,462	$437,521	$1,136,291	$710,593

Year ended December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$63,762
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	—	—	—	—	63,762

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	107,287	364,404	169,362	338,455	97,401
Cost of investments sold	102,576	276,204	154,524	278,267	109,825
Net realized gain (loss) on sales of investments	4,711	88,200	14,838	60,188	(12,424)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,053,293	769,892	267,401	122,250	169,505
Net gain (loss) on investments	1,058,004	858,092	282,239	182,438	157,081
Net increase (decrease) in net assets resulting from operations	$1,058,004	$858,092	$282,239	$182,438	$220,843

See accompanying notes to financial statements.

32	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 1
Investment income
Dividend income	$7,425	$—	$—	$—	$—
Variable account expenses	—	—	—	177,407	—
Investment income (loss) — net	7,425	—	—	(177,407)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	45,830	653,518	1,036,151	5,514,124	93,723
Cost of investments sold	51,771	592,045	762,604	3,833,788	94,378
Net realized gain (loss) on sales of investments	(5,941)	61,473	273,547	1,680,336	(655)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	16,840	730,879	382,300	1,937,960	490,372
Net gain (loss) on investments	10,899	792,352	655,847	3,618,296	489,717
Net increase (decrease) in net assets resulting from operations	$18,324	$792,352	$655,847	$3,440,889	$489,717

Year ended December 31, 2023 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl A	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Investment income
Dividend income	$—	$40,246	$82,998	$279,583	$1,558,253
Variable account expenses	—	5,096	—	15,044	89,896
Investment income (loss) — net	—	35,150	82,998	264,539	1,468,357

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	189,133	564,245	259,318	1,125,790	3,970,012
Cost of investments sold	146,183	625,203	279,624	1,221,622	4,182,952
Net realized gain (loss) on sales of investments	42,950	(60,958)	(20,306)	(95,832)	(212,940)
Distributions from capital gains	—	—	11,074	39,636	—
Net change in unrealized appreciation (depreciation) of investments	461,562	277,040	17,652	12,498	679,895
Net gain (loss) on investments	504,512	216,082	8,420	(43,698)	466,955
Net increase (decrease) in net assets resulting from operations	$504,512	$251,232	$91,418	$220,841	$1,935,312

Year ended December 31, 2023 (continued)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Init Cl
Investment income
Dividend income	$91,232	$334,637	$877,913	$593,870	$66,816
Variable account expenses	—	525,757	308,359	160,275	—
Investment income (loss) — net	91,232	(191,120)	569,554	433,595	66,816

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	159,083	14,556,858	5,242,284	10,843,040	263,056
Cost of investments sold	162,627	11,983,648	3,543,656	8,708,801	278,731
Net realized gain (loss) on sales of investments	(3,544)	2,573,210	1,698,628	2,134,239	(15,675)
Distributions from capital gains	611,263	4,687,909	2,111,024	1,559,684	296,233
Net change in unrealized appreciation (depreciation) of investments	3,729,505	28,319,260	4,846,913	2,451,654	1,039,557
Net gain (loss) on investments	4,337,224	35,580,379	8,656,565	6,145,577	1,320,115
Net increase (decrease) in net assets resulting from operations	$4,428,456	$35,389,259	$9,226,119	$6,579,172	$1,386,931

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	33

Statement of Operations

Year ended December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl
Investment income
Dividend income	$453,487	$325,954	$168,754	$139,067	$261,239
Variable account expenses	500,045	307,619	100,326	66,292	—
Investment income (loss) — net	(46,558)	18,335	68,428	72,775	261,239

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	7,798,149	14,885,433	1,816,472	3,551,093	70,650
Cost of investments sold	7,417,725	15,641,710	1,510,995	3,223,198	74,336
Net realized gain (loss) on sales of investments	380,424	(756,277)	305,477	327,895	(3,686)
Distributions from capital gains	2,460,863	2,431,711	47,280	46,595	—
Net change in unrealized appreciation (depreciation) of investments	9,284,032	9,764,121	2,721,413	2,609,017	158,331
Net gain (loss) on investments	12,125,319	11,439,555	3,074,170	2,983,507	154,645
Net increase (decrease) in net assets resulting from operations	$12,078,761	$11,457,890	$3,142,598	$3,056,282	$415,884

Year ended December 31, 2023 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1
Investment income
Dividend income	$76,333	$1,007,815	$65,969	$523,505	$8,238
Variable account expenses	—	164,163	—	40,058	—
Investment income (loss) — net	76,333	843,652	65,969	483,447	8,238

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	210,796	4,832,957	119,187	1,331,023	37,746
Cost of investments sold	231,240	5,893,396	125,398	1,441,425	38,739
Net realized gain (loss) on sales of investments	(20,444)	(1,060,439)	(6,211)	(110,402)	(993)
Distributions from capital gains	—	—	75,979	634,655	33,030
Net change in unrealized appreciation (depreciation) of investments	96,606	3,901,312	65,580	(222,542)	6,405
Net gain (loss) on investments	76,162	2,840,873	135,348	301,711	38,442
Net increase (decrease) in net assets resulting from operations	$152,495	$3,684,525	$201,317	$785,158	$46,680

Year ended December 31, 2023 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Investment income
Dividend income	$305,528	$36,305	$233,540	$841,549	$118,338
Variable account expenses	65,038	—	186,765	407,382	4,999
Investment income (loss) — net	240,490	36,305	46,775	434,167	113,339

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	3,042,227	391,316	6,071,808	11,411,749	275,037
Cost of investments sold	3,575,404	434,947	7,409,759	11,962,234	279,277
Net realized gain (loss) on sales of investments	(533,177)	(43,631)	(1,337,951)	(550,485)	(4,240)
Distributions from capital gains	1,406,258	262,258	2,531,808	2,072,724	—
Net change in unrealized appreciation (depreciation) of investments	897,969	417,284	4,023,141	6,711,459	17,279
Net gain (loss) on investments	1,771,050	635,911	5,216,998	8,233,698	13,039
Net increase (decrease) in net assets resulting from operations	$2,011,540	$672,216	$5,263,773	$8,667,865	$126,378

See accompanying notes to financial statements.

34	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser I
Investment income
Dividend income	$56,602	$350,212	$—	$—	$—
Variable account expenses	31,306	253,650	78,169	51,965	—
Investment income (loss) — net	25,296	96,562	(78,169)	(51,965)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	855,158	7,555,957	1,941,183	3,465,689	59,371
Cost of investments sold	966,971	7,433,652	2,108,332	4,114,944	67,862
Net realized gain (loss) on sales of investments	(111,813)	122,305	(167,149)	(649,255)	(8,491)
Distributions from capital gains	—	—	317,454	308,706	—
Net change in unrealized appreciation (depreciation) of investments	1,065,982	10,470,394	4,737,679	4,617,379	42,395
Net gain (loss) on investments	954,169	10,592,699	4,887,984	4,276,830	33,904
Net increase (decrease) in net assets resulting from operations	$979,465	$10,689,261	$4,809,815	$4,224,865	$33,904

Year ended December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I
Investment income
Dividend income	$—	$184,871	$719,107	$—	$364,531
Variable account expenses	19,854	56,653	690,476	62,729	82,137
Investment income (loss) — net	(19,854)	128,218	28,631	(62,729)	282,394

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,187,292	2,480,286	9,873,908	1,629,454	2,773,623
Cost of investments sold	1,484,284	2,276,761	10,108,779	2,110,892	2,828,652
Net realized gain (loss) on sales of investments	(296,992)	203,525	(234,871)	(481,438)	(55,029)
Distributions from capital gains	—	1,331,389	2,320,610	—	1,501,250
Net change in unrealized appreciation (depreciation) of investments	584,924	(395,495)	17,907,967	2,107,382	(245,758)
Net gain (loss) on investments	287,932	1,139,419	19,993,706	1,625,944	1,200,463
Net increase (decrease) in net assets resulting from operations	$268,078	$1,267,637	$20,022,337	$1,563,215	$1,482,857

Year ended December 31, 2023 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Investment income
Dividend income	$—	$11,771	$—	$—	$—
Variable account expenses	91,952	—	112,783	—	128,970
Investment income (loss) — net	(91,952)	11,771	(112,783)	—	(128,970)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,940,916	177,973	4,218,109	67,479	3,306,017
Cost of investments sold	3,120,856	220,262	4,770,512	69,688	3,988,973
Net realized gain (loss) on sales of investments	(179,940)	(42,289)	(552,403)	(2,209)	(682,956)
Distributions from capital gains	14,587	595,232	3,321,733	—	—
Net change in unrealized appreciation (depreciation) of investments	3,402,816	756,484	5,253,243	58,106	3,082,426
Net gain (loss) on investments	3,237,463	1,309,427	8,022,573	55,897	2,399,470
Net increase (decrease) in net assets resulting from operations	$3,145,511	$1,321,198	$7,909,790	$55,897	$2,270,500

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	35

Statement of Operations

Year ended December 31, 2023 (continued)	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Inst
Investment income
Dividend income	$57,929	$256,049	$—	$—	$322,191
Variable account expenses	—	99,146	66,996	—	—
Investment income (loss) — net	57,929	156,903	(66,996)	—	322,191

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	184,721	2,791,154	2,507,191	67,337	1,339,672
Cost of investments sold	206,431	2,829,128	3,222,266	71,098	1,323,828
Net realized gain (loss) on sales of investments	(21,710)	(37,974)	(715,075)	(3,761)	15,844
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	779,390	4,326,927	6,440,861	127,832	1,741,244
Net gain (loss) on investments	757,680	4,288,953	5,725,786	124,071	1,757,088
Net increase (decrease) in net assets resulting from operations	$815,609	$4,445,856	$5,658,790	$124,071	$2,079,279

Year ended December 31, 2023 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Investment income
Dividend income	$86,348	$19,425	$66,545	$41,563	$—
Variable account expenses	—	111,582	—	—	211,900
Investment income (loss) — net	86,348	(92,157)	66,545	41,563	(211,900)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	544,107	1,569,038	74,504	187,237	5,148,494
Cost of investments sold	505,161	1,469,373	81,661	209,094	4,728,996
Net realized gain (loss) on sales of investments	38,946	99,665	(7,157)	(21,857)	419,498
Distributions from capital gains	—	1,585,179	—	—	—
Net change in unrealized appreciation (depreciation) of investments	559,101	1,736,686	24,653	40,538	18,100,389
Net gain (loss) on investments	598,047	3,421,530	17,496	18,681	18,519,887
Net increase (decrease) in net assets resulting from operations	$684,395	$3,329,373	$84,041	$60,244	$18,307,987

Year ended December 31, 2023 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv	Lazard Ret Global Dyn MA, Serv
Investment income
Dividend income	$547,324	$7,111	$9,001	$—	$—
Variable account expenses	184,425	—	59,333	—	5,081
Investment income (loss) — net	362,899	7,111	(50,332)	—	(5,081)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	4,419,346	202,274	2,614,637	32,835	247,736
Cost of investments sold	4,088,837	221,617	2,507,788	37,268	274,341
Net realized gain (loss) on sales of investments	330,509	(19,343)	106,849	(4,433)	(26,605)
Distributions from capital gains	—	—	—	21,464	70,004
Net change in unrealized appreciation (depreciation) of investments	2,966,826	1,783,466	5,034,253	27,764	89,749
Net gain (loss) on investments	3,297,335	1,764,123	5,141,102	44,795	133,148
Net increase (decrease) in net assets resulting from operations	$3,660,234	$1,771,234	$5,090,770	$44,795	$128,067
See accompanying notes to financial statements.

36	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I
Investment income
Dividend income	$22,217	$—	$99,646	$813,962	$—
Variable account expenses	217,654	128,900	—	101,551	—
Investment income (loss) — net	(195,437)	(128,900)	99,646	712,411	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,369,214	4,182,107	242,599	4,945,745	144,147
Cost of investments sold	6,131,158	6,530,132	258,930	4,775,251	303,065
Net realized gain (loss) on sales of investments	238,056	(2,348,025)	(16,331)	170,494	(158,918)
Distributions from capital gains	2,401,866	—	154,187	1,365,303	—
Net change in unrealized appreciation (depreciation) of investments	6,908,418	5,958,856	(285,755)	(3,042,291)	2,088,184
Net gain (loss) on investments	9,548,340	3,610,831	(147,899)	(1,506,494)	1,929,266
Net increase (decrease) in net assets resulting from operations	$9,352,903	$3,481,931	$(48,253)	$(794,083)	$1,929,266

Year ended December 31, 2023 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Sus Eq, Cl I	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Investment income
Dividend income	$—	$105,490	$6,928	$601	$—
Variable account expenses	64,335	25,486	—	—	3,881
Investment income (loss) — net	(64,335)	80,004	6,928	601	(3,881)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,984,045	1,298,783	140,224	100,326	156,886
Cost of investments sold	8,065,764	1,688,847	137,349	95,259	173,485
Net realized gain (loss) on sales of investments	(5,081,719)	(390,064)	2,875	5,067	(16,599)
Distributions from capital gains	—	—	32,693	12,638	—
Net change in unrealized appreciation (depreciation) of investments	11,988,403	827,158	415,319	168,647	158,013
Net gain (loss) on investments	6,906,684	437,094	450,887	186,352	141,414
Net increase (decrease) in net assets resulting from operations	$6,842,349	$517,098	$457,815	$186,953	$137,533

Year ended December 31, 2023 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl
Investment income
Dividend income	$333,444	$17,847	$17,688	$441,700	$84,965
Variable account expenses	54,865	—	—	55,866	—
Investment income (loss) — net	278,579	17,847	17,688	385,834	84,965

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,526,746	33,464	9,784	1,985,913	156,824
Cost of investments sold	1,804,954	37,523	10,063	2,325,240	175,648
Net realized gain (loss) on sales of investments	(278,208)	(4,059)	(279)	(339,327)	(18,824)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	864,493	58,687	65,482	665,421	136,895
Net gain (loss) on investments	586,285	54,628	65,203	326,094	118,071
Net increase (decrease) in net assets resulting from operations	$864,864	$72,475	$82,891	$711,928	$203,036

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	37

Statement of Operations

Year ended December 31, 2023 (continued)	Put VT Global Hlth Care, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA
Investment income
Dividend income	$3,331	$82,482	$258,211	$2,536	$946,222
Variable account expenses	—	127,848	26,333	32,871	850,878
Investment income (loss) — net	3,331	(45,366)	231,878	(30,335)	95,344

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	95,711	5,241,839	567,382	1,222,121	11,501,284
Cost of investments sold	95,690	5,396,080	673,800	1,245,750	9,665,901
Net realized gain (loss) on sales of investments	21	(154,241)	(106,418)	(23,629)	1,835,383
Distributions from capital gains	48,064	2,182,328	—	—	3,873,705
Net change in unrealized appreciation (depreciation) of investments	57,234	338,721	400,967	1,231,230	23,172,098
Net gain (loss) on investments	105,319	2,366,808	294,549	1,207,601	28,881,186
Net increase (decrease) in net assets resulting from operations	$108,650	$2,321,442	$526,427	$1,177,266	$28,976,530

Year ended December 31, 2023 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 1	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value
Investment income
Dividend income	$24,783	$—	$—	$—	$641,560
Variable account expenses	18,189	154,347	—	10,745	153,103
Investment income (loss) — net	6,594	(154,347)	—	(10,745)	488,457

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,009,109	2,798,355	82,513	769,953	2,959,554
Cost of investments sold	1,047,888	3,248,864	86,929	917,095	2,015,569
Net realized gain (loss) on sales of investments	(38,779)	(450,509)	(4,416)	(147,142)	943,985
Distributions from capital gains	151,913	—	—	—	1,784,908
Net change in unrealized appreciation (depreciation) of investments	999,749	5,353,022	26,935	223,138	1,815,227
Net gain (loss) on investments	1,112,883	4,902,513	22,519	75,996	4,544,120
Net increase (decrease) in net assets resulting from operations	$1,119,477	$4,748,166	$22,519	$65,251	$5,032,577

Year ended December 31, 2023 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	24,588	—	1,001,900	1,413,228	—
Investment income (loss) — net	(24,588)	—	(1,001,900)	(1,413,228)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,375,873	2,299,498	31,660,832	42,814,866	319,762
Cost of investments sold	2,605,783	2,205,130	23,686,274	28,991,214	329,738
Net realized gain (loss) on sales of investments	(229,910)	94,368	7,974,558	13,823,652	(9,976)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	644,008	12,990,598	47,658,728	40,515,416	179,339
Net gain (loss) on investments	414,098	13,084,966	55,633,286	54,339,068	169,363
Net increase (decrease) in net assets resulting from operations	$389,510	$13,084,966	$54,631,386	$52,925,840	$169,363

See accompanying notes to financial statements.

38	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	94,278	93,576	—	10,552	—
Investment income (loss) — net	(94,278)	(93,576)	—	(10,552)	—

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	6,555,058	4,474,505	67,537	784,818	157,028
Cost of investments sold	6,706,716	4,392,802	71,937	824,436	165,075
Net realized gain (loss) on sales of investments	(151,658)	81,703	(4,400)	(39,618)	(8,047)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,840,066	1,608,080	43,464	240,224	144,559
Net gain (loss) on investments	1,688,408	1,689,783	39,064	200,606	136,512
Net increase (decrease) in net assets resulting from operations	$1,594,130	$1,596,207	$39,064	$190,054	$136,512

Year ended December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	17,575	—	136,833	—	136,761
Investment income (loss) — net	(17,575)	—	(136,833)	—	(136,761)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	2,486,085	1,739,630	6,640,482	2,494,105	6,716,620
Cost of investments sold	2,385,474	1,791,810	5,799,349	2,583,375	6,178,527
Net realized gain (loss) on sales of investments	100,611	(52,180)	841,133	(89,270)	538,093
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	288,028	3,172,047	4,881,908	1,906,415	3,806,570
Net gain (loss) on investments	388,639	3,119,867	5,723,041	1,817,145	4,344,663
Net increase (decrease) in net assets resulting from operations	$371,064	$3,119,867	$5,586,208	$1,817,145	$4,207,902

Year ended December 31, 2023 (continued)	VP Mod, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	1,507,031	2,274,697	—	2,021,287
Investment income (loss) — net	—	(1,507,031)	(2,274,697)	—	(2,021,287)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	1,251,138	47,100,517	66,710,838	1,453,633	59,832,558
Cost of investments sold	1,279,967	36,114,386	47,247,032	1,439,115	44,694,126
Net realized gain (loss) on sales of investments	(28,829)	10,986,131	19,463,806	14,518	15,138,432
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,414,405	33,515,042	40,532,261	23,153,202	80,040,342
Net gain (loss) on investments	6,385,576	44,501,173	59,996,067	23,167,720	95,178,774
Net increase (decrease) in net assets resulting from operations	$6,385,576	$42,994,142	$57,721,370	$23,167,720	$93,157,487

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	39

Statement of Operations

Year ended December 31, 2023 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 1
Investment income
Dividend income	$—	$—	$—	$—	$23,956
Variable account expenses	4,120,845	—	200,678	260,367	—
Investment income (loss) — net	(4,120,845)	—	(200,678)	(260,367)	23,956

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	102,089,932	471,549	9,014,730	9,957,436	44,877
Cost of investments sold	67,910,067	479,821	8,233,155	8,139,532	49,777
Net realized gain (loss) on sales of investments	34,179,865	(8,272)	781,575	1,817,904	(4,900)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	98,750,763	308,751	3,457,403	3,720,964	44,430
Net gain (loss) on investments	132,930,628	300,479	4,238,978	5,538,868	39,530
Net increase (decrease) in net assets resulting from operations	$128,809,783	$300,479	$4,038,300	$5,278,501	$63,486

Year ended December 31, 2023 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1
Investment income
Dividend income	$14,224	$—	$—	$—	$28,856
Variable account expenses	—	—	—	28,841	—
Investment income (loss) — net	14,224	—	—	(28,841)	28,856

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	62,577	65,696	182,191	1,331,632	61,755
Cost of investments sold	69,795	63,111	131,987	797,685	70,403
Net realized gain (loss) on sales of investments	(7,218)	2,585	50,204	533,947	(8,648)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	24,027	188,875	68,542	852,286	343,079
Net gain (loss) on investments	16,809	191,460	118,746	1,386,233	334,431
Net increase (decrease) in net assets resulting from operations	$31,033	$191,460	$118,746	$1,357,392	$363,287

Year ended December 31, 2023 (continued)	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2
Investment income
Dividend income	$22,725	$19,561	$13,640	$37,213	$59,715
Variable account expenses	—	—	—	—	—
Investment income (loss) — net	22,725	19,561	13,640	37,213	59,715

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	380,735	156,885	296,455	76,689	300,987
Cost of investments sold	438,463	176,980	331,617	74,166	303,244
Net realized gain (loss) on sales of investments	(57,728)	(20,095)	(35,162)	2,523	(2,257)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	338,304	582,184	800,977	249,437	443,756
Net gain (loss) on investments	280,576	562,089	765,815	251,960	441,499
Net increase (decrease) in net assets resulting from operations	$303,301	$581,650	$779,455	$289,173	$501,214

See accompanying notes to financial statements.

40	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Operations

Year ended December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Investment income
Dividend income	$—	$—	$—	$—	$—
Variable account expenses	—	—	—	—	53,817
Investment income (loss) — net	—	—	—	—	(53,817)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	37,364	105,323	29,901	90,869	3,063,623
Cost of investments sold	41,454	106,696	29,512	91,113	2,229,987
Net realized gain (loss) on sales of investments	(4,090)	(1,373)	389	(244)	833,636
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	59,641	54,307	64,527	115,433	586,167
Net gain (loss) on investments	55,551	52,934	64,916	115,189	1,419,803
Net increase (decrease) in net assets resulting from operations	$55,551	$52,934	$64,916	$115,189	$1,365,986

Year ended December 31, 2023 (continued)	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1	Wanger Acorn	Wanger Intl
Investment income
Dividend income	$—	$—	$—	$—	$211,143
Variable account expenses	—	—	—	414,144	309,738
Investment income (loss) — net	—	—	—	(414,144)	(98,595)

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales	18,150	1,296,092	107,584	13,304,409	8,076,239
Cost of investments sold	18,746	1,371,890	108,969	22,274,739	11,051,578
Net realized gain (loss) on sales of investments	(596)	(75,798)	(1,385)	(8,970,330)	(2,975,339)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	41,591	1,363,608	552,576	26,349,230	13,203,125
Net gain (loss) on investments	40,995	1,287,810	551,191	17,378,900	10,227,786
Net increase (decrease) in net assets resulting from operations	$40,995	$1,287,810	$551,191	$16,964,756	$10,129,191

Year ended December 31, 2023 (continued)				WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Investment income
Dividend income				$51,960	$14,504
Variable account expenses				—	—
Investment income (loss) — net				51,960	14,504

Realized and unrealized gain (loss) on investments — net
Realized gain (loss) on sales of investments:
Proceeds from sales				80,754	42,148
Cost of investments sold				90,784	50,270
Net realized gain (loss) on sales of investments				(10,030)	(8,122)
Distributions from capital gains				—	—
Net change in unrealized appreciation (depreciation) of investments				45,510	20,063
Net gain (loss) on investments				35,480	11,941
Net increase (decrease) in net assets resulting from operations				$87,440	$26,445

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	41

Statement of Changes in Net Assets

Year ended December 31, 2023	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Operations
Investment income (loss) — net	$2,446	$97,235	$—	$(233,909)	$271,146
Net realized gain (loss) on sales of investments	(13,120)	12,542	(9,267)	32,629	(145,503)
Distributions from capital gains	—	—	959,355	4,811,866	2,576,285
Net change in unrealized appreciation (depreciation) of investments	79,706	4,834,815	3,223,223	14,303,515	724,364
Net increase (decrease) in net assets resulting from operations	69,032	4,944,592	4,173,311	18,914,101	3,426,292

Contract transactions
Contract purchase payments	90,603	1,708,213	3,287,926	2,160,411	842,450
Net transfers(1)	58,743	(387,101)	1,728,592	3,218,512	(594,583)
Transfers for policy loans	(2,551)	(325,678)	(55,154)	(832,088)	(373,568)
Policy charges	(19,425)	(1,032,059)	(892,533)	(1,122,681)	(673,752)
Contract terminations:
Surrender benefits	(3,493)	(1,719,611)	(103,697)	(2,523,923)	(1,582,206)
Death benefits	—	(8,788)	—	(29,248)	(9,968)
Increase (decrease) from transactions	123,877	(1,765,024)	3,965,134	870,983	(2,391,627)
Net assets at beginning of year	450,808	34,925,586	10,257,494	55,103,007	32,111,432
Net assets at end of year	$643,717	$38,105,154	$18,395,939	$74,888,091	$33,146,097

Accumulation unit activity
Units outstanding at beginning of year	375,278	21,293,920	6,917,043	11,267,393	8,098,794
Units purchased	136,793	2,757,060	2,862,469	1,493,621	1,588,561
Units redeemed	(38,212)	(3,213,785)	(599,093)	(855,733)	(1,382,373)
Units outstanding at end of year	473,859	20,837,195	9,180,419	11,905,281	8,304,982

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

42	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1
Operations
Investment income (loss) — net	$75,119	$180,229	$—	$(67,484)	$—
Net realized gain (loss) on sales of investments	(234,267)	(1,129,788)	(3,870)	(92,850)	(81,951)
Distributions from capital gains	413,404	—	36,255	1,295,069	—
Net change in unrealized appreciation (depreciation) of investments	1,755,275	3,610,870	79,352	2,387,825	270,675
Net increase (decrease) in net assets resulting from operations	2,009,531	2,661,311	111,737	3,522,560	188,724

Contract transactions
Contract purchase payments	404,622	572,971	117,932	398,932	1,420,432
Net transfers(1)	(245,337)	(265,361)	213,845	(209,147)	386,449
Transfers for policy loans	(67,966)	(104,927)	675	(147,993)	(35,265)
Policy charges	(288,295)	(522,792)	(27,621)	(347,210)	(367,371)
Contract terminations:
Surrender benefits	(515,820)	(799,398)	(1,191)	(773,701)	(5,172)
Death benefits	(4,454)	(106)	—	—	—
Increase (decrease) from transactions	(717,250)	(1,119,613)	303,640	(1,079,119)	1,399,073
Net assets at beginning of year	12,735,523	18,301,431	298,318	14,058,158	3,974,263
Net assets at end of year	$14,027,804	$19,843,129	$713,695	$16,501,599	$5,562,060

Accumulation unit activity
Units outstanding at beginning of year	5,947,142	9,883,558	213,469	3,274,386	3,335,588
Units purchased	777,374	607,639	207,447	682,538	1,476,453
Units redeemed	(940,092)	(1,029,877)	(18,256)	(550,107)	(338,559)
Units outstanding at end of year	5,784,424	9,461,320	402,660	3,406,817	4,473,482

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	43

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II
Operations
Investment income (loss) — net	$(81,329)	$71,062	$405,180	$102,769	$87,935
Net realized gain (loss) on sales of investments	(1,092,969)	88	494,304	28,339	(198,080)
Distributions from capital gains	—	22,346	165,158	—	—
Net change in unrealized appreciation (depreciation) of investments	2,046,718	112,473	991,139	1,246,652	1,262,088
Net increase (decrease) in net assets resulting from operations	872,420	205,969	2,055,781	1,377,760	1,151,943

Contract transactions
Contract purchase payments	1,108,613	579,080	483,228	325,345	334,688
Net transfers(1)	202,399	(111,626)	(3,163,206)	(397,321)	(96,547)
Transfers for policy loans	(383,279)	11,279	(265,736)	(188,738)	(20,110)
Policy charges	(542,453)	(127,427)	(242,282)	(322,317)	(194,435)
Contract terminations:
Surrender benefits	(884,227)	(1,664)	(449,289)	(490,983)	(570,500)
Death benefits	(6,464)	—	—	—	—
Increase (decrease) from transactions	(505,411)	349,642	(3,637,285)	(1,074,014)	(546,904)
Net assets at beginning of year	23,862,130	1,591,772	16,964,959	11,783,872	9,820,889
Net assets at end of year	$24,229,139	$2,147,383	$15,383,455	$12,087,618	$10,425,928

Accumulation unit activity
Units outstanding at beginning of year	6,328,345	1,280,119	16,509,743	5,114,816	6,042,794
Units purchased	891,183	452,682	601,124	132,770	720,764
Units redeemed	(655,078)	(221,241)	(3,852,939)	(598,824)	(998,133)
Units outstanding at end of year	6,564,450	1,511,560	13,257,928	4,648,762	5,765,425

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

44	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP EAFE Intl Index, Cl F
Operations
Investment income (loss) — net	$1,132,152	$726,965	$178,409	$276,059	$8,678
Net realized gain (loss) on sales of investments	1,466,731	870,114	(18,608)	(262,684)	215
Distributions from capital gains	4,689,259	2,996,929	—	—	—
Net change in unrealized appreciation (depreciation) of investments	(2,286,259)	(1,359,034)	668,752	1,435,086	31,189
Net increase (decrease) in net assets resulting from operations	5,001,883	3,234,974	828,553	1,448,461	40,082

Contract transactions
Contract purchase payments	2,179,109	1,268,240	1,500,720	496,771	19,884
Net transfers(1)	174,158	197,858	1,752,887	(98,814)	403,148
Transfers for policy loans	(205,212)	(179,541)	(8,229)	(45,452)	(2,979)
Policy charges	(1,922,106)	(819,914)	(417,606)	(284,142)	(2,347)
Contract terminations:
Surrender benefits	(2,207,725)	(1,758,497)	(26,763)	(550,744)	—
Death benefits	(28,332)	(4,752)	—	—	—
Increase (decrease) from transactions	(2,010,108)	(1,296,606)	2,801,009	(482,381)	417,706
Net assets at beginning of year	60,397,126	38,289,023	4,740,704	12,172,831	46,945
Net assets at end of year	$63,388,901	$40,227,391	$8,370,266	$13,138,911	$504,733

Accumulation unit activity
Units outstanding at beginning of year	15,697,729	14,647,367	3,945,221	8,825,070	47,904
Units purchased	1,624,572	2,568,363	2,586,814	520,921	395,249
Units redeemed	(1,273,345)	(2,809,352)	(358,267)	(910,318)	(4,920)
Units outstanding at end of year	16,048,956	14,406,378	6,173,768	8,435,673	438,233

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	45

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Calvert VP EAFE Intl Index, Cl I	Calvert VP Nasdaq 100 Index, Cl F	Calvert VP Nasdaq 100 Index, Cl I	Calv VP Russ 2000 Sm Cap Ind, Cl F	Calv VP Russ 2000 Sm Cap Ind, Cl I
Operations
Investment income (loss) — net	$94,326	$1,820	$13,204	$827	$22,782
Net realized gain (loss) on sales of investments	6,644	7,458	22,299	(167)	(314)
Distributions from capital gains	—	—	—	53	1,451
Net change in unrealized appreciation (depreciation) of investments	315,763	152,391	1,292,202	15,015	370,580
Net increase (decrease) in net assets resulting from operations	416,733	161,669	1,327,705	15,728	394,499

Contract transactions
Contract purchase payments	646,285	51,064	611,574	4,047	423,511
Net transfers(1)	1,677,951	701,024	1,838,885	111,531	1,140,088
Transfers for policy loans	(11,120)	9,631	(126,946)	(624)	(27,350)
Policy charges	(99,003)	(6,354)	(126,481)	(1,817)	(94,428)
Contract terminations:
Surrender benefits	(24)	(7,114)	(101)	—	(50)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	2,214,089	748,251	2,196,931	113,137	1,441,771
Net assets at beginning of year	1,298,819	139,649	1,845,935	41,423	1,383,496
Net assets at end of year	$3,929,641	$1,049,569	$5,370,571	$170,288	$3,219,766

Accumulation unit activity
Units outstanding at beginning of year	1,323,695	163,696	2,160,139	43,477	1,450,273
Units purchased	2,179,234	646,741	2,129,631	112,613	1,568,210
Units redeemed	(102,385)	(11,643)	(219,340)	(2,484)	(123,818)
Units outstanding at end of year	3,400,544	798,794	4,070,430	153,606	2,894,665

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

46	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$161,462	$—	$(1,299,471)	$309,759	$188,105
Net realized gain (loss) on sales of investments	(26,356)	32,663	10,285,823	(163,501)	(124,068)
Distributions from capital gains	55,952	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	2,054,197	3,896,093	28,693,236	(251,278)	(150,444)
Net increase (decrease) in net assets resulting from operations	2,245,255	3,928,756	37,679,588	(105,020)	(86,407)

Contract transactions
Contract purchase payments	314,928	5,145,052	7,191,447	362,323	61,619
Net transfers(1)	(429,106)	5,380,481	3,224,211	(513,455)	(345,685)
Transfers for policy loans	(134,116)	(82,340)	(60,870)	(35,268)	(38,447)
Policy charges	(296,496)	(1,318,550)	(9,518,260)	(99,989)	(15,514)
Contract terminations:
Surrender benefits	(327,783)	(132,032)	(9,886,158)	(1,924)	(12,611)
Death benefits	(10,186)	(17)	(136,413)	—	—
Increase (decrease) from transactions	(882,759)	8,992,594	(9,186,043)	(288,313)	(350,638)
Net assets at beginning of year	14,278,577	14,226,768	190,709,099	1,842,161	1,251,045
Net assets at end of year	$15,641,073	$27,148,118	$219,202,644	$1,448,828	$814,000

Accumulation unit activity
Units outstanding at beginning of year	5,078,493	11,049,462	70,596,205	1,171,837	1,293,447
Units purchased	512,937	7,398,254	4,875,716	241,793	66,594
Units redeemed	(617,483)	(1,078,697)	(7,295,117)	(424,566)	(453,780)
Units outstanding at end of year	4,973,947	17,369,019	68,176,804	989,064	906,261

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	47

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Contrarian Core, Cl 1	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$—	$—	$—	$—	$(2,164,352)
Net realized gain (loss) on sales of investments	7,753	68,697	17,484	99,618	24,203,732
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,894,360	1,498,452	833,318	547,921	41,900,834
Net increase (decrease) in net assets resulting from operations	1,902,113	1,567,149	850,802	647,539	63,940,214

Contract transactions
Contract purchase payments	1,568,022	456,004	722,549	155,144	8,628,851
Net transfers(1)	2,273,577	504,820	1,016,226	41,356	(4,336,019)
Transfers for policy loans	(29,423)	(28,089)	(40,999)	(53,064)	(982,288)
Policy charges	(377,338)	(169,678)	(173,291)	(78,788)	(13,651,805)
Contract terminations:
Surrender benefits	(7,679)	(37,282)	(7,210)	(142,001)	(12,802,742)
Death benefits	—	—	—	—	(175,359)
Increase (decrease) from transactions	3,427,159	725,775	1,517,275	(77,353)	(23,319,362)
Net assets at beginning of year	4,593,747	4,639,254	2,832,187	2,717,455	283,960,420
Net assets at end of year	$9,923,019	$6,932,178	$5,200,264	$3,287,641	$324,581,272

Accumulation unit activity
Units outstanding at beginning of year	3,121,229	1,873,582	2,060,058	894,606	92,009,235
Units purchased	2,219,433	331,466	1,123,508	56,997	5,443,496
Units redeemed	(240,853)	(82,316)	(142,009)	(79,326)	(11,088,252)
Units outstanding at end of year	5,099,809	2,122,732	3,041,557	872,277	86,364,479

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

48	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Divd Opp, Cl 1	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$—	$—	$(953,448)	$53,130	$32,537
Net realized gain (loss) on sales of investments	30,093	155,886	12,618,875	(10,295)	(16,605)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	383,960	77,810	(3,261,837)	55,089	43,465
Net increase (decrease) in net assets resulting from operations	414,053	233,696	8,403,590	97,924	59,397

Contract transactions
Contract purchase payments	1,678,913	264,815	5,238,069	155,173	62,800
Net transfers(1)	1,206,814	(121,268)	(1,438,680)	549,001	5,935
Transfers for policy loans	(163,718)	(134,291)	(1,724,947)	(34,498)	(8,138)
Policy charges	(404,336)	(127,313)	(5,405,761)	(59,722)	(18,731)
Contract terminations:
Surrender benefits	(14,532)	(133,695)	(9,004,306)	(4,390)	(18,045)
Death benefits	—	—	(48,827)	—	—
Increase (decrease) from transactions	2,303,141	(251,752)	(12,384,452)	605,564	23,821
Net assets at beginning of year	5,557,249	5,031,581	204,738,441	421,900	587,060
Net assets at end of year	$8,274,443	$5,013,525	$200,757,579	$1,125,388	$670,278

Accumulation unit activity
Units outstanding at beginning of year	3,946,928	1,927,832	53,488,713	450,716	517,237
Units purchased	2,065,451	102,362	6,426,943	740,636	58,200
Units redeemed	(420,184)	(197,973)	(6,800,870)	(102,639)	(38,672)
Units outstanding at end of year	5,592,195	1,832,221	53,114,786	1,088,713	536,765

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	49

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Emer Mkts, Cl 1	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3
Operations
Investment income (loss) — net	$6,920	$—	$(181,506)	$8,920	$444,895
Net realized gain (loss) on sales of investments	(74,474)	(317,080)	(2,749,692)	(4,676)	(608,076)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	705,996	927,929	6,327,159	24,247	1,646,007
Net increase (decrease) in net assets resulting from operations	638,442	610,849	3,395,961	28,491	1,482,826

Contract transactions
Contract purchase payments	1,846,605	611,490	1,514,461	24,667	642,372
Net transfers(1)	894,035	120,738	146,814	30,539	613,380
Transfers for policy loans	(43,871)	(7,973)	(450,701)	6,586	(73,658)
Policy charges	(394,742)	(167,604)	(967,608)	(13,523)	(568,213)
Contract terminations:
Surrender benefits	(19,821)	(130,868)	(1,395,576)	(9,824)	(618,094)
Death benefits	—	—	(51,723)	—	(24,795)
Increase (decrease) from transactions	2,282,206	425,783	(1,204,333)	38,445	(29,008)
Net assets at beginning of year	5,503,936	6,425,517	39,001,027	269,659	16,056,784
Net assets at end of year	$8,424,584	$7,462,149	$41,192,655	$336,595	$17,510,602

Accumulation unit activity
Units outstanding at beginning of year	5,611,211	4,948,080	20,470,841	305,978	14,711,626
Units purchased	2,682,944	542,508	2,583,428	68,694	1,867,724
Units redeemed	(447,366)	(228,078)	(2,244,282)	(25,783)	(1,622,819)
Units outstanding at end of year	7,846,789	5,262,510	20,809,987	348,889	14,956,531

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

50	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2
Operations
Investment income (loss) — net	$635,687	$383,765	$1,920,668	$153,335	$109,007
Net realized gain (loss) on sales of investments	—	—	17	(8,374)	(28,104)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	—	—	(17)	190,286	158,679
Net increase (decrease) in net assets resulting from operations	635,687	383,765	1,920,668	335,247	239,582

Contract transactions
Contract purchase payments	8,530,555	1,470,450	4,327,852	734,496	136,870
Net transfers(1)	290,827	(1,768,985)	2,378,901	577,642	38,253
Transfers for policy loans	(91,581)	(267,132)	(601,780)	(28,010)	(45,966)
Policy charges	(1,350,230)	(499,457)	(4,173,562)	(212,002)	(64,569)
Contract terminations:
Surrender benefits	(3,049)	(391,614)	(3,557,825)	(41,312)	(97,666)
Death benefits	—	—	(408,561)	—	—
Increase (decrease) from transactions	7,376,522	(1,456,738)	(2,034,975)	1,030,814	(33,078)
Net assets at beginning of year	9,921,318	9,431,653	48,793,226	2,213,349	2,040,088
Net assets at end of year	$17,933,527	$8,358,680	$48,678,919	$3,579,410	$2,246,592

Accumulation unit activity
Units outstanding at beginning of year	9,621,239	9,022,670	48,495,923	2,010,363	1,365,475
Units purchased	8,352,251	1,373,287	6,631,021	1,130,732	111,092
Units redeemed	(1,367,177)	(2,741,397)	(8,636,956)	(243,286)	(132,407)
Units outstanding at end of year	16,606,313	7,654,560	46,489,988	2,897,809	1,344,160

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	51

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1
Operations
Investment income (loss) — net	$2,200,783	$51,814	$48,197	$742,018	$93,610
Net realized gain (loss) on sales of investments	(890,484)	(6,756)	(21,449)	(449,392)	(33,878)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	3,597,551	63,747	79,474	1,411,576	275,392
Net increase (decrease) in net assets resulting from operations	4,907,850	108,805	106,222	1,704,202	335,124

Contract transactions
Contract purchase payments	1,465,914	198,665	72,484	457,924	896,979
Net transfers(1)	(79,126)	290,085	45,235	647,668	2,562,377
Transfers for policy loans	(161,807)	(1,593)	(28,100)	(163,043)	(12,896)
Policy charges	(1,393,074)	(65,285)	(38,511)	(533,867)	(403,309)
Contract terminations:
Surrender benefits	(1,685,583)	(2,301)	(31,465)	(402,494)	(1,248)
Death benefits	(14,953)	—	—	(24,947)	—
Increase (decrease) from transactions	(1,868,629)	419,571	19,643	(18,759)	3,041,903
Net assets at beginning of year	43,768,383	684,249	953,568	15,535,788	2,743,432
Net assets at end of year	$46,807,604	$1,212,625	$1,079,433	$17,221,231	$6,120,459

Accumulation unit activity
Units outstanding at beginning of year	18,230,753	626,693	653,263	7,609,863	2,743,963
Units purchased	2,763,719	429,496	75,392	733,219	3,425,361
Units redeemed	(2,326,433)	(60,658)	(64,618)	(540,460)	(412,725)
Units outstanding at end of year	18,668,039	995,531	664,037	7,802,622	5,756,599

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

52	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$57,545	$1,466,200	$—	$—	$(357,623)
Net realized gain (loss) on sales of investments	(58,872)	(2,435,422)	20,027	99,843	5,710,428
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	162,690	5,784,682	4,121,558	2,603,832	20,746,285
Net increase (decrease) in net assets resulting from operations	161,363	4,815,460	4,141,585	2,703,675	26,099,090

Contract transactions
Contract purchase payments	140,364	3,217,665	2,853,405	498,166	1,605,482
Net transfers(1)	582,316	5,108,511	1,742,501	741,390	2,650,140
Transfers for policy loans	(7,840)	(129,776)	(72,888)	(61,252)	(1,093,212)
Policy charges	(77,387)	(3,508,033)	(814,889)	(224,797)	(1,692,110)
Contract terminations:
Surrender benefits	(79,269)	(3,622,981)	(12,261)	(105,912)	(3,348,439)
Death benefits	—	(67,883)	—	—	(37,536)
Increase (decrease) from transactions	558,184	997,503	3,695,868	847,595	(1,915,675)
Net assets at beginning of year	2,257,030	84,441,236	8,295,153	6,136,613	62,909,208
Net assets at end of year	$2,976,577	$90,254,199	$16,132,606	$9,687,883	$87,092,623

Accumulation unit activity
Units outstanding at beginning of year	1,981,547	57,560,542	5,826,359	1,897,197	15,251,156
Units purchased	623,823	7,419,159	2,603,131	299,096	2,121,150
Units redeemed	(141,999)	(5,475,513)	(514,637)	(98,388)	(1,564,221)
Units outstanding at end of year	2,463,371	59,504,188	7,914,853	2,097,905	15,808,085

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	53

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 1
Operations
Investment income (loss) — net	$—	$(679,398)	$77,115	$385,251	$27,206
Net realized gain (loss) on sales of investments	67,233	7,389,375	(32,561)	(98,346)	(82,807)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	11,867,068	30,800,594	89,114	587,007	59,027
Net increase (decrease) in net assets resulting from operations	11,934,301	37,510,571	133,668	873,912	3,426

Contract transactions
Contract purchase payments	15,193,005	4,900,224	1,107,448	257,611	230,086
Net transfers(1)	18,499,557	9,079,378	(817,819)	531,265	437,706
Transfers for policy loans	(300,516)	(1,802,923)	12,104	(170,723)	(14,983)
Policy charges	(3,112,642)	(3,247,928)	(277,219)	(299,534)	(57,070)
Contract terminations:
Surrender benefits	(109,885)	(4,617,225)	(21,229)	(423,229)	—
Death benefits	—	(38,830)	—	—	—
Increase (decrease) from transactions	30,169,519	4,272,696	3,285	(104,610)	595,739
Net assets at beginning of year	32,515,310	146,056,205	2,015,202	14,093,916	223,867
Net assets at end of year	$74,619,130	$187,839,472	$2,152,155	$14,863,218	$823,032

Accumulation unit activity
Units outstanding at beginning of year	22,380,513	36,497,303	1,921,051	13,860,715	233,143
Units purchased	20,535,342	6,128,748	1,034,726	1,065,712	639,532
Units redeemed	(2,140,253)	(2,339,175)	(1,036,393)	(1,209,344)	(71,357)
Units outstanding at end of year	40,775,602	40,286,876	1,919,384	13,717,083	801,318

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

54	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 1
Operations
Investment income (loss) — net	$30,043	$93,118	$54,385	$603,921	$—
Net realized gain (loss) on sales of investments	(10,751)	(5,583)	(19,605)	456,013	23,064
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	24,634	742,184	449,507	6,297,214	414,399
Net increase (decrease) in net assets resulting from operations	43,926	829,719	484,287	7,357,148	437,463

Contract transactions
Contract purchase payments	55,732	1,359,515	241,759	2,379,153	1,685,902
Net transfers(1)	530,017	1,499,673	75,186	(121,241)	1,212,942
Transfers for policy loans	(4,527)	(49,319)	(31,335)	(151,519)	(64,629)
Policy charges	(26,310)	(298,728)	(74,308)	(2,799,128)	(351,649)
Contract terminations:
Surrender benefits	(3,573)	(8,064)	(48,789)	(2,542,199)	(68,824)
Death benefits	—	—	—	(61,155)	—
Increase (decrease) from transactions	551,339	2,503,077	162,513	(3,296,089)	2,413,742
Net assets at beginning of year	463,857	4,081,256	3,070,686	52,095,261	5,427,748
Net assets at end of year	$1,059,122	$7,414,052	$3,717,486	$56,156,320	$8,278,953

Accumulation unit activity
Units outstanding at beginning of year	420,605	3,553,672	1,908,655	32,773,103	3,639,690
Units purchased	509,926	2,318,551	185,370	2,149,723	1,953,126
Units redeemed	(30,295)	(289,760)	(90,351)	(4,089,183)	(325,151)
Units outstanding at end of year	900,236	5,582,463	2,003,674	30,833,643	5,267,665

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	55

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3
Operations
Investment income (loss) — net	$—	$(163,078)	$—	$—	$(83,221)
Net realized gain (loss) on sales of investments	211,401	1,764,822	(1,162)	44,320	1,331,237
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	109,493	(1,871)	915,200	536,368	2,640,744
Net increase (decrease) in net assets resulting from operations	320,894	1,599,873	914,038	580,688	3,888,760

Contract transactions
Contract purchase payments	313,462	791,255	906,513	185,327	473,801
Net transfers(1)	(860,184)	(1,395,153)	965,224	262,517	836,390
Transfers for policy loans	(24,020)	(523,308)	(440)	(76,544)	(361,077)
Policy charges	(122,290)	(520,475)	(263,755)	(89,896)	(490,142)
Contract terminations:
Surrender benefits	(100,759)	(1,181,456)	(3,402)	(47,080)	(678,978)
Death benefits	—	(2,287)	—	—	—
Increase (decrease) from transactions	(793,791)	(2,831,424)	1,604,140	234,324	(220,006)
Net assets at beginning of year	6,911,006	35,784,197	2,997,933	2,209,176	16,262,245
Net assets at end of year	$6,438,109	$34,552,646	$5,516,111	$3,024,188	$19,930,999

Accumulation unit activity
Units outstanding at beginning of year	2,109,008	8,149,680	2,360,397	855,371	3,844,904
Units purchased	96,154	682,658	1,293,802	155,797	819,204
Units redeemed	(335,970)	(943,233)	(186,462)	(73,831)	(493,835)
Units outstanding at end of year	1,869,192	7,889,105	3,467,737	937,337	4,170,273

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

56	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Mid Cap Val, Cl 1	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$—	$—	$(89,693)	$—	$—
Net realized gain (loss) on sales of investments	13,736	57,146	1,034,572	6,102	37,862
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	356,105	360,164	865,652	346,974	294,399
Net increase (decrease) in net assets resulting from operations	369,841	417,310	1,810,531	353,076	332,261

Contract transactions
Contract purchase payments	851,961	256,902	537,801	763,265	156,614
Net transfers(1)	421,104	118,432	(833,019)	504,375	43,103
Transfers for policy loans	(58,398)	(50,772)	(460,813)	(6,505)	(17,641)
Policy charges	(183,970)	(107,592)	(295,650)	(182,950)	(61,222)
Contract terminations:
Surrender benefits	(69,304)	(78,292)	(639,054)	(38,810)	(42,560)
Death benefits	—	—	(7,917)	—	—
Increase (decrease) from transactions	961,393	138,678	(1,698,652)	1,039,375	78,294
Net assets at beginning of year	2,820,707	3,996,083	19,775,812	2,037,650	2,542,078
Net assets at end of year	$4,151,941	$4,552,071	$19,887,691	$3,430,101	$2,952,633

Accumulation unit activity
Units outstanding at beginning of year	1,949,134	1,363,702	4,852,454	1,653,648	988,345
Units purchased	864,303	127,154	467,901	982,015	74,226
Units redeemed	(212,308)	(79,275)	(640,819)	(175,349)	(45,291)
Units outstanding at end of year	2,601,129	1,411,581	4,679,536	2,460,314	1,017,280

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	57

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 1	Col VP Sel Gbl Tech, Cl 2	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2
Operations
Investment income (loss) — net	$(97,170)	$—	$—	$178,771	$85,380
Net realized gain (loss) on sales of investments	1,143,224	7,945	12,262	(16,193)	(17,729)
Distributions from capital gains	—	139,060	61,653	—	—
Net change in unrealized appreciation (depreciation) of investments	1,360,677	876,159	283,009	302,039	155,746
Net increase (decrease) in net assets resulting from operations	2,406,731	1,023,164	356,924	464,617	223,397

Contract transactions
Contract purchase payments	620,097	1,439,575	69,176	924,747	215,914
Net transfers(1)	(105,870)	1,668,008	1,456,789	903,911	232,082
Transfers for policy loans	(369,378)	(2,217)	(19,064)	6,603	(896)
Policy charges	(476,258)	(109,606)	(12,529)	(327,889)	(132,558)
Contract terminations:
Surrender benefits	(723,008)	(45,285)	(2,360)	(23,509)	(27,476)
Death benefits	(2,178)	—	—	—	—
Increase (decrease) from transactions	(1,056,595)	2,950,475	1,492,012	1,483,863	287,066
Net assets at beginning of year	19,931,070	1,165,536	286,387	3,927,397	2,246,007
Net assets at end of year	$21,281,206	$5,139,175	$2,135,323	$5,875,877	$2,756,470

Accumulation unit activity
Units outstanding at beginning of year	4,974,546	1,351,734	332,546	3,800,590	1,763,889
Units purchased	807,393	2,894,544	1,410,469	1,713,109	340,834
Units redeemed	(691,837)	(144,057)	(31,467)	(329,066)	(122,371)
Units outstanding at end of year	5,090,102	4,102,221	1,711,548	5,184,633	1,982,352

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

58	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1
Operations
Investment income (loss) — net	$18,755	$12,907	$366,340	$1,706,778	$37,196
Net realized gain (loss) on sales of investments	(19,909)	(30,555)	(858,662)	(740,348)	(9,732)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	42,104	42,296	1,339,387	(1,820,568)	51,902
Net increase (decrease) in net assets resulting from operations	40,950	24,648	847,065	(854,138)	79,366

Contract transactions
Contract purchase payments	288,060	26,471	827,986	244,219	370,967
Net transfers(1)	(62,896)	(104,502)	751,768	(1,150,468)	559,547
Transfers for policy loans	(504)	(3,921)	(244,258)	(61,054)	(32,249)
Policy charges	(42,977)	(16,488)	(908,811)	(180,658)	(78,788)
Contract terminations:
Surrender benefits	(1,327)	(17,385)	(1,362,777)	(345,044)	(5,444)
Death benefits	—	—	(32,052)	(4,684)	—
Increase (decrease) from transactions	180,356	(115,825)	(968,144)	(1,497,689)	814,033
Net assets at beginning of year	551,779	585,492	17,533,234	9,417,832	762,082
Net assets at end of year	$773,085	$494,315	$17,412,155	$7,066,005	$1,655,481

Accumulation unit activity
Units outstanding at beginning of year	584,089	549,269	15,468,558	10,257,751	768,839
Units purchased	300,757	24,605	2,180,190	337,922	928,330
Units redeemed	(110,621)	(134,024)	(2,903,709)	(2,039,306)	(115,430)
Units outstanding at end of year	774,225	439,850	14,745,039	8,556,367	1,581,739

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	59

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1
Operations
Investment income (loss) — net	$11,777	$95,772	$71,989	$836,763	$49,243
Net realized gain (loss) on sales of investments	(5,514)	(71,156)	(53,335)	(807,748)	(168,789)
Distributions from capital gains	—	—	—	—	161,598
Net change in unrealized appreciation (depreciation) of investments	13,790	18,875	12,286	314,635	268,080
Net increase (decrease) in net assets resulting from operations	20,053	43,491	30,940	343,650	310,132

Contract transactions
Contract purchase payments	26,061	237,770	52,124	277,201	640,227
Net transfers(1)	36,411	(197,792)	(173,740)	(1,223,380)	(65,080)
Transfers for policy loans	928	(50,144)	(3,673)	(179,746)	(7,547)
Policy charges	(13,103)	(71,928)	(17,456)	(276,063)	(148,491)
Contract terminations:
Surrender benefits	(3,111)	(18,731)	(28,793)	(523,811)	(47,796)
Death benefits	—	—	—	(6,877)	—
Increase (decrease) from transactions	47,186	(100,825)	(171,538)	(1,932,676)	371,313
Net assets at beginning of year	344,312	1,157,853	924,992	11,151,809	2,140,560
Net assets at end of year	$411,551	$1,100,519	$784,394	$9,562,783	$2,822,005

Accumulation unit activity
Units outstanding at beginning of year	310,766	1,158,600	816,040	8,452,332	1,884,287
Units purchased	56,333	234,994	45,494	500,679	543,970
Units redeemed	(14,427)	(335,718)	(195,470)	(1,832,182)	(244,607)
Units outstanding at end of year	352,672	1,057,876	666,064	7,120,829	2,183,650

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

60	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 1	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 1	CTIVP MS Adv, Cl 2
Operations
Investment income (loss) — net	$39,267	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	(145,835)	12,055	124,145	(42,533)	(20,133)
Distributions from capital gains	151,364	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	245,113	799,407	313,376	1,178,824	730,726
Net increase (decrease) in net assets resulting from operations	289,909	811,462	437,521	1,136,291	710,593

Contract transactions
Contract purchase payments	152,140	2,060,042	457,806	1,324,854	302,497
Net transfers(1)	(234,470)	1,023,086	(76,288)	195,455	(137,664)
Transfers for policy loans	(39,744)	(44,504)	(105,143)	(16,546)	(63,761)
Policy charges	(55,159)	(483,695)	(120,722)	(376,608)	(93,180)
Contract terminations:
Surrender benefits	(44,334)	(104,325)	(154,796)	(3,805)	(25,717)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(221,567)	2,450,604	857	1,123,350	(17,825)
Net assets at beginning of year	2,254,192	7,932,153	5,724,076	3,257,800	2,298,205
Net assets at end of year	$2,322,534	$11,194,219	$6,162,454	$5,517,441	$2,990,973

Accumulation unit activity
Units outstanding at beginning of year	1,340,164	5,608,510	1,997,130	2,941,789	878,012
Units purchased	87,943	2,160,982	158,305	1,169,310	99,458
Units redeemed	(212,188)	(443,547)	(160,420)	(307,734)	(102,651)
Units outstanding at end of year	1,215,919	7,325,945	1,995,015	3,803,365	874,819

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	61

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1
Operations
Investment income (loss) — net	$—	$—	$—	$—	$63,762
Net realized gain (loss) on sales of investments	4,711	88,200	14,838	60,188	(12,424)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,053,293	769,892	267,401	122,250	169,505
Net increase (decrease) in net assets resulting from operations	1,058,004	858,092	282,239	182,438	220,843

Contract transactions
Contract purchase payments	689,695	255,585	681,198	156,120	480,921
Net transfers(1)	512,916	158,954	130,448	(47,975)	1,696,456
Transfers for policy loans	(24,596)	(14,086)	(21,554)	(9,860)	(53,238)
Policy charges	(201,681)	(97,432)	(199,745)	(63,354)	(119,391)
Contract terminations:
Surrender benefits	(2,605)	(164,722)	(16,436)	(135,025)	(254)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	973,729	138,299	573,911	(100,094)	2,004,494
Net assets at beginning of year	2,234,403	2,153,530	2,465,852	2,112,986	1,884,293
Net assets at end of year	$4,266,136	$3,149,921	$3,322,002	$2,195,330	$4,109,630

Accumulation unit activity
Units outstanding at beginning of year	1,690,224	671,958	1,764,306	881,120	1,898,516
Units purchased	768,786	108,994	572,724	64,554	2,184,108
Units redeemed	(146,255)	(74,901)	(168,104)	(107,966)	(173,232)
Units outstanding at end of year	2,312,755	706,051	2,168,926	837,708	3,909,392

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

62	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 1
Operations
Investment income (loss) — net	$7,425	$—	$—	$(177,407)	$—
Net realized gain (loss) on sales of investments	(5,941)	61,473	273,547	1,680,336	(655)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	16,840	730,879	382,300	1,937,960	490,372
Net increase (decrease) in net assets resulting from operations	18,324	792,352	655,847	3,440,889	489,717

Contract transactions
Contract purchase payments	25,912	1,826,401	384,234	896,869	589,958
Net transfers(1)	63,890	786,804	(482,085)	(567,793)	430,488
Transfers for policy loans	(3,714)	(125,853)	(35,699)	(672,941)	(17,055)
Policy charges	(7,440)	(357,715)	(151,169)	(503,141)	(115,205)
Contract terminations:
Surrender benefits	—	(84,721)	(275,776)	(937,963)	(2,134)
Death benefits	—	—	—	(14,485)	—
Increase (decrease) from transactions	78,648	2,044,916	(560,495)	(1,799,454)	886,052
Net assets at beginning of year	279,633	6,475,130	7,296,494	38,174,240	1,517,472
Net assets at end of year	$376,605	$9,312,398	$7,391,846	$39,815,675	$2,893,241

Accumulation unit activity
Units outstanding at beginning of year	260,495	4,135,918	2,097,789	7,792,106	1,135,871
Units purchased	82,133	1,628,664	108,167	861,525	680,746
Units redeemed	(10,228)	(353,413)	(268,199)	(747,884)	(90,759)
Units outstanding at end of year	332,400	5,411,169	1,937,757	7,905,747	1,725,858

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	63

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl A	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Operations
Investment income (loss) — net	$—	$35,150	$82,998	$264,539	$1,468,357
Net realized gain (loss) on sales of investments	42,950	(60,958)	(20,306)	(95,832)	(212,940)
Distributions from capital gains	—	—	11,074	39,636	—
Net change in unrealized appreciation (depreciation) of investments	461,562	277,040	17,652	12,498	679,895
Net increase (decrease) in net assets resulting from operations	504,512	251,232	91,418	220,841	1,935,312

Contract transactions
Contract purchase payments	121,694	84,578	414,429	160,962	696,654
Net transfers(1)	2,817	(138,388)	184,761	(538,130)	(313,612)
Transfers for policy loans	(38,377)	(76,842)	(118,474)	(79,906)	(192,829)
Policy charges	(51,556)	(51,085)	(77,231)	(110,166)	(439,509)
Contract terminations:
Surrender benefits	(39,089)	(104,864)	(546)	(41,206)	(720,994)
Death benefits	—	(4,837)	—	—	(172)
Increase (decrease) from transactions	(4,511)	(291,438)	402,939	(608,446)	(970,462)
Net assets at beginning of year	2,014,368	2,023,850	1,232,360	4,522,392	18,887,898
Net assets at end of year	$2,514,369	$1,983,644	$1,726,717	$4,134,787	$19,852,748

Accumulation unit activity
Units outstanding at beginning of year	767,065	1,603,647	1,043,058	3,892,821	11,332,265
Units purchased	42,502	77,653	496,693	315,782	815,448
Units redeemed	(44,660)	(307,104)	(163,440)	(834,037)	(1,180,909)
Units outstanding at end of year	764,907	1,374,196	1,376,311	3,374,566	10,966,804

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

64	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Init Cl
Operations
Investment income (loss) — net	$91,232	$(191,120)	$569,554	$433,595	$66,816
Net realized gain (loss) on sales of investments	(3,544)	2,573,210	1,698,628	2,134,239	(15,675)
Distributions from capital gains	611,263	4,687,909	2,111,024	1,559,684	296,233
Net change in unrealized appreciation (depreciation) of investments	3,729,505	28,319,260	4,846,913	2,451,654	1,039,557
Net increase (decrease) in net assets resulting from operations	4,428,456	35,389,259	9,226,119	6,579,172	1,386,931

Contract transactions
Contract purchase payments	4,215,097	3,512,065	1,041,941	1,060,200	2,406,911
Net transfers(1)	2,726,572	86,496	(135,291)	328,178	2,428,737
Transfers for policy loans	(131,266)	(1,483,825)	(589,847)	(435,967)	(144,979)
Policy charges	(1,031,210)	(2,646,589)	(1,545,700)	(888,229)	(556,095)
Contract terminations:
Surrender benefits	(150,594)	(4,469,163)	(2,562,209)	(1,661,455)	(36,131)
Death benefits	(14)	(32,822)	(63,614)	(11,834)	—
Increase (decrease) from transactions	5,628,585	(5,033,838)	(3,854,720)	(1,609,107)	4,098,443
Net assets at beginning of year	10,955,876	111,113,085	53,326,489	37,593,237	6,651,273
Net assets at end of year	$21,012,917	$141,468,506	$58,697,888	$42,563,302	$12,136,647

Accumulation unit activity
Units outstanding at beginning of year	7,632,489	29,747,183	11,349,788	13,523,476	4,922,961
Units purchased	4,116,286	3,120,615	270,704	3,860,071	3,403,843
Units redeemed	(779,311)	(2,755,365)	(1,083,872)	(3,467,122)	(520,684)
Units outstanding at end of year	10,969,464	30,112,433	10,536,620	13,916,425	7,806,120

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	65

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl
Operations
Investment income (loss) — net	$(46,558)	$18,335	$68,428	$72,775	$261,239
Net realized gain (loss) on sales of investments	380,424	(756,277)	305,477	327,895	(3,686)
Distributions from capital gains	2,460,863	2,431,711	47,280	46,595	—
Net change in unrealized appreciation (depreciation) of investments	9,284,032	9,764,121	2,721,413	2,609,017	158,331
Net increase (decrease) in net assets resulting from operations	12,078,761	11,457,890	3,142,598	3,056,282	415,884

Contract transactions
Contract purchase payments	1,818,218	2,803,142	466,695	582,073	1,172,319
Net transfers(1)	(862,442)	(1,093,368)	323,902	392,086	2,751,632
Transfers for policy loans	(672,670)	(702,384)	(91,899)	(134,573)	(16,578)
Policy charges	(2,712,635)	(1,870,150)	(530,238)	(370,630)	(239,485)
Contract terminations:
Surrender benefits	(4,067,841)	(3,664,125)	(685,930)	(685,997)	(21,762)
Death benefits	(81,363)	(27,734)	—	(1,523)	—
Increase (decrease) from transactions	(6,578,733)	(4,554,619)	(517,470)	(218,564)	3,646,126
Net assets at beginning of year	87,935,276	82,443,763	16,127,941	15,586,141	2,123,452
Net assets at end of year	$93,435,304	$89,347,034	$18,753,069	$18,423,859	$6,185,462

Accumulation unit activity
Units outstanding at beginning of year	17,526,046	33,500,164	7,021,653	9,112,631	2,015,629
Units purchased	346,305	5,708,793	307,366	1,638,880	3,606,046
Units redeemed	(1,556,071)	(6,478,729)	(537,659)	(1,621,792)	(255,243)
Units outstanding at end of year	16,316,280	32,730,228	6,791,360	9,129,719	5,366,432

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

66	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1
Operations
Investment income (loss) — net	$76,333	$843,652	$65,969	$483,447	$8,238
Net realized gain (loss) on sales of investments	(20,444)	(1,060,439)	(6,211)	(110,402)	(993)
Distributions from capital gains	—	—	75,979	634,655	33,030
Net change in unrealized appreciation (depreciation) of investments	96,606	3,901,312	65,580	(222,542)	6,405
Net increase (decrease) in net assets resulting from operations	152,495	3,684,525	201,317	785,158	46,680

Contract transactions
Contract purchase payments	145,497	1,380,995	413,189	379,968	106,341
Net transfers(1)	83,103	(430,774)	1,314,344	1,562,466	87,942
Transfers for policy loans	(2,265)	(283,339)	1,180	(79,656)	(1,862)
Policy charges	(69,443)	(1,056,401)	(122,536)	(227,631)	(24,340)
Contract terminations:
Surrender benefits	(57,688)	(1,664,138)	(20,036)	(221,120)	(7)
Death benefits	—	(15,867)	—	—	—
Increase (decrease) from transactions	99,204	(2,069,524)	1,586,141	1,414,027	168,074
Net assets at beginning of year	1,598,889	35,304,138	960,969	8,875,542	235,545
Net assets at end of year	$1,850,588	$36,919,139	$2,748,427	$11,074,727	$450,299

Accumulation unit activity
Units outstanding at beginning of year	1,270,286	16,274,849	796,725	6,494,815	200,638
Units purchased	175,602	2,075,095	1,411,001	1,381,944	157,975
Units redeemed	(99,216)	(2,252,072)	(114,751)	(381,385)	(21,346)
Units outstanding at end of year	1,346,672	16,097,872	2,092,975	7,495,374	337,267

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	67

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$240,490	$36,305	$46,775	$434,167	$113,339
Net realized gain (loss) on sales of investments	(533,177)	(43,631)	(1,337,951)	(550,485)	(4,240)
Distributions from capital gains	1,406,258	262,258	2,531,808	2,072,724	—
Net change in unrealized appreciation (depreciation) of investments	897,969	417,284	4,023,141	6,711,459	17,279
Net increase (decrease) in net assets resulting from operations	2,011,540	672,216	5,263,773	8,667,865	126,378

Contract transactions
Contract purchase payments	621,680	1,253,809	1,466,184	2,131,413	80,450
Net transfers(1)	(443,672)	545,214	(361,440)	(1,115,086)	60,862
Transfers for policy loans	(166,662)	(102,644)	(364,382)	(848,452)	(45,171)
Policy charges	(466,995)	(266,424)	(1,069,296)	(2,326,380)	(25,229)
Contract terminations:
Surrender benefits	(624,797)	(28,755)	(1,883,831)	(3,460,608)	(36,822)
Death benefits	(26,926)	—	(12,999)	(27,090)	—
Increase (decrease) from transactions	(1,107,372)	1,401,200	(2,225,764)	(5,646,203)	34,090
Net assets at beginning of year	16,110,415	4,098,502	44,516,970	84,169,755	1,730,341
Net assets at end of year	$17,014,583	$6,171,918	$47,554,979	$87,191,417	$1,890,809

Accumulation unit activity
Units outstanding at beginning of year	6,336,983	3,123,970	11,635,109	18,873,662	1,725,651
Units purchased	975,167	1,333,096	1,456,830	3,003,546	186,918
Units redeemed	(997,776)	(294,700)	(1,308,467)	(2,619,508)	(143,701)
Units outstanding at end of year	6,314,374	4,162,366	11,783,472	19,257,700	1,768,868

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

68	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser I
Operations
Investment income (loss) — net	$25,296	$96,562	$(78,169)	$(51,965)	$—
Net realized gain (loss) on sales of investments	(111,813)	122,305	(167,149)	(649,255)	(8,491)
Distributions from capital gains	—	—	317,454	308,706	—
Net change in unrealized appreciation (depreciation) of investments	1,065,982	10,470,394	4,737,679	4,617,379	42,395
Net increase (decrease) in net assets resulting from operations	979,465	10,689,261	4,809,815	4,224,865	33,904

Contract transactions
Contract purchase payments	171,174	1,123,692	277,679	350,275	164,064
Net transfers(1)	(335,083)	(1,606,903)	(718,796)	(586,819)	81,088
Transfers for policy loans	(39,243)	(244,124)	(88,883)	(173,695)	106
Policy charges	(161,939)	(1,207,081)	(379,219)	(308,654)	(46,152)
Contract terminations:
Surrender benefits	(211,278)	(2,122,187)	(587,283)	(575,131)	(6,386)
Death benefits	—	—	—	(6,147)	—
Increase (decrease) from transactions	(576,369)	(4,056,603)	(1,496,502)	(1,300,171)	192,720
Net assets at beginning of year	5,638,460	48,259,705	12,554,424	11,184,473	389,312
Net assets at end of year	$6,041,556	$54,892,363	$15,867,737	$14,109,167	$615,936

Accumulation unit activity
Units outstanding at beginning of year	1,236,256	11,166,016	4,538,757	4,044,403	348,847
Units purchased	35,796	1,160,538	83,810	719,198	214,758
Units redeemed	(160,666)	(1,421,393)	(534,108)	(947,896)	(46,025)
Units outstanding at end of year	1,111,386	10,905,161	4,088,459	3,815,705	517,580

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	69

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$(19,854)	$128,218	$28,631	$(62,729)	$282,394
Net realized gain (loss) on sales of investments	(296,992)	203,525	(234,871)	(481,438)	(55,029)
Distributions from capital gains	—	1,331,389	2,320,610	—	1,501,250
Net change in unrealized appreciation (depreciation) of investments	584,924	(395,495)	17,907,967	2,107,382	(245,758)
Net increase (decrease) in net assets resulting from operations	268,078	1,267,637	20,022,337	1,563,215	1,482,857

Contract transactions
Contract purchase payments	205,580	254,433	3,014,296	366,739	419,402
Net transfers(1)	(331,004)	245,867	(1,604,820)	199,289	(465,283)
Transfers for policy loans	(159,506)	(83,074)	(457,755)	(96,579)	(258,941)
Policy charges	(152,973)	(269,048)	(4,481,393)	(344,783)	(345,041)
Contract terminations:
Surrender benefits	(426,876)	(434,897)	(5,083,870)	(487,292)	(638,372)
Death benefits	(37,667)	(91)	(111,252)	(10,306)	(56,319)
Increase (decrease) from transactions	(902,446)	(286,810)	(8,724,794)	(372,932)	(1,344,554)
Net assets at beginning of year	5,131,294	11,358,241	92,773,423	12,519,320	18,682,215
Net assets at end of year	$4,496,926	$12,339,068	$104,070,966	$13,709,603	$18,820,518

Accumulation unit activity
Units outstanding at beginning of year	4,070,876	3,035,410	23,617,499	10,179,476	7,206,989
Units purchased	157,126	345,706	685,949	886,292	606,778
Units redeemed	(873,213)	(276,850)	(2,669,067)	(1,145,982)	(978,228)
Units outstanding at end of year	3,354,789	3,104,266	21,634,381	9,919,786	6,835,539

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

70	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$(91,952)	$11,771	$(112,783)	$—	$(128,970)
Net realized gain (loss) on sales of investments	(179,940)	(42,289)	(552,403)	(2,209)	(682,956)
Distributions from capital gains	14,587	595,232	3,321,733	—	—
Net change in unrealized appreciation (depreciation) of investments	3,402,816	756,484	5,253,243	58,106	3,082,426
Net increase (decrease) in net assets resulting from operations	3,145,511	1,321,198	7,909,790	55,897	2,270,500

Contract transactions
Contract purchase payments	533,942	1,286,285	1,016,408	148,533	1,167,727
Net transfers(1)	(664,853)	936,480	(706,915)	155,710	1,039,943
Transfers for policy loans	(138,845)	(25,396)	(257,682)	(12,062)	(64,581)
Policy charges	(416,815)	(256,248)	(511,363)	(45,883)	(972,573)
Contract terminations:
Surrender benefits	(705,441)	(21,866)	(614,688)	—	(974,937)
Death benefits	(242)	—	(5,344)	—	(3,646)
Increase (decrease) from transactions	(1,392,254)	1,919,255	(1,079,584)	246,298	191,933
Net assets at beginning of year	18,771,892	3,210,828	23,843,984	499,778	28,013,438
Net assets at end of year	$20,525,149	$6,451,281	$30,674,190	$801,973	$30,475,871

Accumulation unit activity
Units outstanding at beginning of year	9,259,446	2,765,763	8,119,760	533,070	20,773,958
Units purchased	780,304	1,585,236	745,814	312,467	2,212,388
Units redeemed	(1,237,601)	(226,553)	(779,417)	(59,933)	(1,686,512)
Units outstanding at end of year	8,802,149	4,124,446	8,086,157	785,604	21,299,834

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	71

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II	Janus Henderson VIT Bal, Inst
Operations
Investment income (loss) — net	$57,929	$156,903	$(66,996)	$—	$322,191
Net realized gain (loss) on sales of investments	(21,710)	(37,974)	(715,075)	(3,761)	15,844
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	779,390	4,326,927	6,440,861	127,832	1,741,244
Net increase (decrease) in net assets resulting from operations	815,609	4,445,856	5,658,790	124,071	2,079,279

Contract transactions
Contract purchase payments	1,023,598	828,938	657,287	26,172	4,014,547
Net transfers(1)	838,368	1,327,675	997,675	306,730	2,278,119
Transfers for policy loans	(23,506)	(102,269)	(326,421)	(7,216)	(36,188)
Policy charges	(224,007)	(492,956)	(402,665)	(4,564)	(1,185,804)
Contract terminations:
Surrender benefits	(30,861)	(792,596)	(624,767)	—	(146,213)
Death benefits	—	(2,252)	(4,711)	—	(17)
Increase (decrease) from transactions	1,583,592	766,540	296,398	321,122	4,924,444
Net assets at beginning of year	3,588,334	25,087,158	12,122,592	160,129	10,766,618
Net assets at end of year	$5,987,535	$30,299,554	$18,077,780	$605,322	$17,770,341

Accumulation unit activity
Units outstanding at beginning of year	2,695,813	6,626,186	3,279,724	198,340	8,395,020
Units purchased	1,312,288	813,008	991,614	325,035	4,605,705
Units redeemed	(200,177)	(402,567)	(342,952)	(12,340)	(995,134)
Units outstanding at end of year	3,807,924	7,036,627	3,928,386	511,035	12,005,591

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

72	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Operations
Investment income (loss) — net	$86,348	$(92,157)	$66,545	$41,563	$(211,900)
Net realized gain (loss) on sales of investments	38,946	99,665	(7,157)	(21,857)	419,498
Distributions from capital gains	—	1,585,179	—	—	—
Net change in unrealized appreciation (depreciation) of investments	559,101	1,736,686	24,653	40,538	18,100,389
Net increase (decrease) in net assets resulting from operations	684,395	3,329,373	84,041	60,244	18,307,987

Contract transactions
Contract purchase payments	432,843	314,923	487,131	78,750	1,031,942
Net transfers(1)	(148,718)	(5,034)	685,299	18,330	877,430
Transfers for policy loans	(190,005)	(18,037)	(1,147)	(5,961)	(543,624)
Policy charges	(172,217)	(440,767)	(116,954)	(48,745)	(804,628)
Contract terminations:
Surrender benefits	(88,381)	(699,996)	(1,523)	(29,116)	(1,072,243)
Death benefits	—	(7,503)	—	—	(9,279)
Increase (decrease) from transactions	(166,478)	(856,414)	1,052,806	13,258	(520,402)
Net assets at beginning of year	4,619,794	19,831,184	784,687	1,093,574	34,653,343
Net assets at end of year	$5,137,711	$22,304,143	$1,921,534	$1,167,076	$52,440,928

Accumulation unit activity
Units outstanding at beginning of year	3,409,022	3,603,429	767,668	969,849	6,125,673
Units purchased	298,230	65,008	1,129,731	86,035	625,153
Units redeemed	(414,389)	(240,515)	(115,594)	(72,882)	(399,743)
Units outstanding at end of year	3,292,863	3,427,922	1,781,805	983,002	6,351,083

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	73

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$362,899	$7,111	$(50,332)	$—	$(5,081)
Net realized gain (loss) on sales of investments	330,509	(19,343)	106,849	(4,433)	(26,605)
Distributions from capital gains	—	—	—	21,464	70,004
Net change in unrealized appreciation (depreciation) of investments	2,966,826	1,783,466	5,034,253	27,764	89,749
Net increase (decrease) in net assets resulting from operations	3,660,234	1,771,234	5,090,770	44,795	128,067

Contract transactions
Contract purchase payments	1,361,264	1,612,460	420,275	97,790	58,175
Net transfers(1)	399,592	612,103	120,729	92,703	(144,003)
Transfers for policy loans	(394,968)	(23,592)	(457,941)	(17,410)	10,150
Policy charges	(1,051,234)	(336,766)	(307,698)	(26,217)	(27,080)
Contract terminations:
Surrender benefits	(1,642,032)	(1,657)	(600,599)	(78)	(49,791)
Death benefits	(13,812)	—	(19,662)	—	—
Increase (decrease) from transactions	(1,341,190)	1,862,548	(844,896)	146,788	(152,549)
Net assets at beginning of year	36,992,775	3,464,439	12,394,738	315,162	1,327,064
Net assets at end of year	$39,311,819	$7,098,221	$16,640,612	$506,745	$1,302,582

Accumulation unit activity
Units outstanding at beginning of year	17,333,583	2,595,679	3,380,160	308,051	1,059,522
Units purchased	1,648,264	1,339,769	311,330	179,762	58,534
Units redeemed	(1,808,528)	(220,833)	(398,968)	(41,845)	(174,852)
Units outstanding at end of year	17,173,319	3,714,615	3,292,522	445,968	943,204

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

74	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I
Operations
Investment income (loss) — net	$(195,437)	$(128,900)	$99,646	$712,411	$—
Net realized gain (loss) on sales of investments	238,056	(2,348,025)	(16,331)	170,494	(158,918)
Distributions from capital gains	2,401,866	—	154,187	1,365,303	—
Net change in unrealized appreciation (depreciation) of investments	6,908,418	5,958,856	(285,755)	(3,042,291)	2,088,184
Net increase (decrease) in net assets resulting from operations	9,352,903	3,481,931	(48,253)	(794,083)	1,929,266

Contract transactions
Contract purchase payments	859,322	646,896	655,690	821,025	1,987,866
Net transfers(1)	896,665	(500,187)	247,362	(1,703,200)	466,964
Transfers for policy loans	(234,500)	(222,943)	(6,744)	(302,442)	6,597
Policy charges	(958,199)	(598,031)	(180,563)	(700,942)	(416,162)
Contract terminations:
Surrender benefits	(2,239,947)	(972,984)	(7,007)	(1,044,932)	(37,843)
Death benefits	(321)	—	—	(5,635)	—
Increase (decrease) from transactions	(1,676,980)	(1,647,249)	708,738	(2,936,126)	2,007,422
Net assets at beginning of year	41,513,987	26,223,670	2,469,689	27,068,203	3,430,358
Net assets at end of year	$49,189,910	$28,058,352	$3,130,174	$23,337,994	$7,367,046

Accumulation unit activity
Units outstanding at beginning of year	18,613,101	5,628,356	1,767,271	8,179,322	3,633,535
Units purchased	1,597,291	1,061,472	664,977	536,636	2,175,237
Units redeemed	(2,229,726)	(724,329)	(144,107)	(1,235,349)	(402,504)
Units outstanding at end of year	17,980,666	5,965,499	2,288,141	7,480,609	5,406,268

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	75

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Sus Eq, Cl I	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(64,335)	$80,004	$6,928	$601	$(3,881)
Net realized gain (loss) on sales of investments	(5,081,719)	(390,064)	2,875	5,067	(16,599)
Distributions from capital gains	—	—	32,693	12,638	—
Net change in unrealized appreciation (depreciation) of investments	11,988,403	827,158	415,319	168,647	158,013
Net increase (decrease) in net assets resulting from operations	6,842,349	517,098	457,815	186,953	137,533

Contract transactions
Contract purchase payments	1,097,792	193,375	257,976	66,383	77,405
Net transfers(1)	63,791	(365,903)	112,897	(49,239)	214,417
Transfers for policy loans	(242,319)	(48,449)	(16,262)	(5,500)	(26,784)
Policy charges	(454,908)	(129,140)	(82,832)	(46,432)	(31,138)
Contract terminations:
Surrender benefits	(581,623)	(178,557)	(12,260)	(5,992)	(19,600)
Death benefits	(4,048)	(47)	—	—	—
Increase (decrease) from transactions	(121,315)	(528,721)	259,519	(40,780)	214,300
Net assets at beginning of year	15,694,824	5,688,777	1,576,010	731,128	891,531
Net assets at end of year	$22,415,858	$5,677,154	$2,293,344	$877,301	$1,243,364

Accumulation unit activity
Units outstanding at beginning of year	5,392,159	3,551,257	1,161,306	257,827	756,975
Units purchased	844,985	211,050	243,853	20,495	235,289
Units redeemed	(509,610)	(554,530)	(73,474)	(33,886)	(68,695)
Units outstanding at end of year	5,727,534	3,207,777	1,331,685	244,436	923,569

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

76	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl
Operations
Investment income (loss) — net	$278,579	$17,847	$17,688	$385,834	$84,965
Net realized gain (loss) on sales of investments	(278,208)	(4,059)	(279)	(339,327)	(18,824)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	864,493	58,687	65,482	665,421	136,895
Net increase (decrease) in net assets resulting from operations	864,864	72,475	82,891	711,928	203,036

Contract transactions
Contract purchase payments	453,388	112,649	6,008	335,358	790,433
Net transfers(1)	54,818	777,569	348,737	4,230,029	1,336,917
Transfers for policy loans	(42,767)	187	(471)	(53,927)	(25,754)
Policy charges	(319,294)	(20,961)	(11,482)	(236,789)	(160,100)
Contract terminations:
Surrender benefits	(627,770)	(1,694)	(1)	(831,347)	(5,795)
Death benefits	(9,914)	—	—	—	—
Increase (decrease) from transactions	(491,539)	867,750	342,791	3,443,324	1,935,701
Net assets at beginning of year	11,757,532	197,945	441,099	10,910,950	1,626,892
Net assets at end of year	$12,130,857	$1,138,170	$866,781	$15,066,202	$3,765,629

Accumulation unit activity
Units outstanding at beginning of year	6,499,214	166,894	318,524	10,437,720	1,650,362
Units purchased	501,136	737,894	244,390	4,330,083	2,141,958
Units redeemed	(666,217)	(18,555)	(8,262)	(1,095,107)	(191,659)
Units outstanding at end of year	6,334,133	886,233	554,652	13,672,696	3,600,661

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	77

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Global Hlth Care, Cl IA	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA
Operations
Investment income (loss) — net	$3,331	$(45,366)	$231,878	$(30,335)	$95,344
Net realized gain (loss) on sales of investments	21	(154,241)	(106,418)	(23,629)	1,835,383
Distributions from capital gains	48,064	2,182,328	—	—	3,873,705
Net change in unrealized appreciation (depreciation) of investments	57,234	338,721	400,967	1,231,230	23,172,098
Net increase (decrease) in net assets resulting from operations	108,650	2,321,442	526,427	1,177,266	28,976,530

Contract transactions
Contract purchase payments	356,032	654,613	123,507	230,308	2,732,763
Net transfers(1)	398,815	(910,967)	(46,623)	170,294	(1,647,617)
Transfers for policy loans	(1,776)	(244,464)	(49,783)	(73,593)	(813,191)
Policy charges	(49,027)	(605,811)	(179,576)	(150,769)	(4,425,792)
Contract terminations:
Surrender benefits	(134)	(640,562)	(230,128)	(154,966)	(5,979,655)
Death benefits	—	(945)	—	(13,992)	(160,998)
Increase (decrease) from transactions	703,910	(1,748,136)	(382,603)	7,282	(10,294,490)
Net assets at beginning of year	443,099	28,236,489	4,815,951	6,565,214	118,583,587
Net assets at end of year	$1,255,659	$28,809,795	$4,959,775	$7,749,762	$137,265,627

Accumulation unit activity
Units outstanding at beginning of year	432,174	7,234,437	1,915,598	3,257,641	20,480,222
Units purchased	736,520	634,083	46,997	512,204	429,004
Units redeemed	(49,103)	(752,609)	(193,391)	(372,206)	(2,036,932)
Units outstanding at end of year	1,119,591	7,115,911	1,769,204	3,397,639	18,872,294

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

78	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 1	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value
Operations
Investment income (loss) — net	$6,594	$(154,347)	$—	$(10,745)	$488,457
Net realized gain (loss) on sales of investments	(38,779)	(450,509)	(4,416)	(147,142)	943,985
Distributions from capital gains	151,913	—	—	—	1,784,908
Net change in unrealized appreciation (depreciation) of investments	999,749	5,353,022	26,935	223,138	1,815,227
Net increase (decrease) in net assets resulting from operations	1,119,477	4,748,166	22,519	65,251	5,032,577

Contract transactions
Contract purchase payments	114,513	849,598	217,024	183,950	794,505
Net transfers(1)	6,693	(458,979)	58,823	(155,040)	(752,376)
Transfers for policy loans	(79,572)	(358,909)	(7,715)	7,397	(219,711)
Policy charges	(63,941)	(1,004,790)	(38,003)	(60,036)	(1,003,924)
Contract terminations:
Surrender benefits	(79,198)	(1,164,859)	(22)	(119,771)	(1,116,865)
Death benefits	—	(21,340)	—	(3,641)	(4,012)
Increase (decrease) from transactions	(101,505)	(2,159,279)	230,107	(147,141)	(2,302,383)
Net assets at beginning of year	4,484,834	27,318,889	518,932	2,913,220	25,991,372
Net assets at end of year	$5,502,806	$29,907,776	$771,558	$2,831,330	$28,721,566

Accumulation unit activity
Units outstanding at beginning of year	1,165,384	7,418,046	607,536	3,373,010	8,118,120
Units purchased	153,074	219,038	323,225	254,391	226,744
Units redeemed	(134,162)	(750,649)	(55,426)	(432,321)	(872,478)
Units outstanding at end of year	1,184,296	6,886,435	875,335	3,195,080	7,472,386

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	79

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 1
Operations
Investment income (loss) — net	$(24,588)	$—	$(1,001,900)	$(1,413,228)	$—
Net realized gain (loss) on sales of investments	(229,910)	94,368	7,974,558	13,823,652	(9,976)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	644,008	12,990,598	47,658,728	40,515,416	179,339
Net increase (decrease) in net assets resulting from operations	389,510	13,084,966	54,631,386	52,925,840	169,363

Contract transactions
Contract purchase payments	124,484	24,544,051	17,124,319	10,879,678	311,743
Net transfers(1)	595,940	6,562,092	2,563,169	(5,636,437)	1,562,820
Transfers for policy loans	(124,588)	(402,813)	(4,056,945)	(3,089,212)	—
Policy charges	(99,066)	(4,711,655)	(6,126,662)	(5,587,037)	(93,686)
Contract terminations:
Surrender benefits	(108,802)	(295,409)	(10,505,425)	(14,197,110)	(9,823)
Death benefits	—	—	—	(161,572)	—
Increase (decrease) from transactions	387,968	25,696,266	(1,001,544)	(17,791,690)	1,771,054
Net assets at beginning of year	5,555,179	61,911,114	323,446,590	325,259,712	1,002,309
Net assets at end of year	$6,332,657	$100,692,346	$377,076,432	$360,393,862	$2,942,726

Accumulation unit activity
Units outstanding at beginning of year	4,927,146	50,814,664	154,880,174	152,994,811	976,422
Units purchased	575,516	23,628,273	14,081,011	12,590,699	1,759,965
Units redeemed	(418,822)	(4,112,455)	(12,242,346)	(16,954,704)	(97,959)
Units outstanding at end of year	5,083,840	70,330,482	156,718,839	148,630,806	2,638,428

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

80	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 1
Operations
Investment income (loss) — net	$(94,278)	$(93,576)	$—	$(10,552)	$—
Net realized gain (loss) on sales of investments	(151,658)	81,703	(4,400)	(39,618)	(8,047)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	1,840,066	1,608,080	43,464	240,224	144,559
Net increase (decrease) in net assets resulting from operations	1,594,130	1,596,207	39,064	190,054	136,512

Contract transactions
Contract purchase payments	623,392	725,909	41,814	10,785	298,438
Net transfers(1)	640,168	1,434,828	147,023	(156,928)	399,316
Transfers for policy loans	(619,382)	(315,331)	—	22,611	(5,678)
Policy charges	(704,051)	(908,040)	(35,484)	(96,711)	(130,762)
Contract terminations:
Surrender benefits	(1,433,389)	(1,474,552)	—	(106,009)	—
Death benefits	(87,012)	(19,543)	—	—	—
Increase (decrease) from transactions	(1,580,274)	(556,729)	153,353	(326,252)	561,314
Net assets at beginning of year	20,753,601	20,096,217	409,729	2,783,124	963,678
Net assets at end of year	$20,767,457	$21,135,695	$602,146	$2,646,926	$1,661,504

Accumulation unit activity
Units outstanding at beginning of year	16,047,024	15,526,426	402,171	2,548,032	920,509
Units purchased	1,595,093	1,816,846	178,690	227,095	645,284
Units redeemed	(2,702,252)	(2,091,210)	(33,842)	(530,426)	(125,522)
Units outstanding at end of year	14,939,865	15,252,062	547,019	2,244,701	1,440,271

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	81

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(17,575)	$—	$(136,833)	$—	$(136,761)
Net realized gain (loss) on sales of investments	100,611	(52,180)	841,133	(89,270)	538,093
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	288,028	3,172,047	4,881,908	1,906,415	3,806,570
Net increase (decrease) in net assets resulting from operations	371,064	3,119,867	5,586,208	1,817,145	4,207,902

Contract transactions
Contract purchase payments	97,753	5,321,560	2,328,547	4,095,149	1,554,768
Net transfers(1)	(1,853,295)	3,658,400	(1,897,185)	(761,771)	(2,680,419)
Transfers for policy loans	(56,490)	(161,963)	(157,044)	(256,317)	95,426
Policy charges	(174,158)	(1,407,809)	(1,074,512)	(1,225,890)	(1,180,319)
Contract terminations:
Surrender benefits	(163,834)	(97,287)	(1,353,902)	(135,355)	(666,947)
Death benefits	—	—	—	(10,578)	—
Increase (decrease) from transactions	(2,150,024)	7,312,901	(2,154,096)	1,705,238	(2,877,491)
Net assets at beginning of year	5,216,520	17,271,146	40,637,023	13,321,087	37,157,219
Net assets at end of year	$3,437,560	$27,703,914	$44,069,135	$16,843,470	$38,487,630

Accumulation unit activity
Units outstanding at beginning of year	4,562,169	15,570,371	32,153,114	12,315,772	30,515,486
Units purchased	111,870	7,585,373	2,243,655	3,619,108	1,720,160
Units redeemed	(1,930,908)	(1,413,327)	(3,906,296)	(2,091,792)	(3,992,817)
Units outstanding at end of year	2,743,131	21,742,417	30,490,473	13,843,088	28,242,829

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

82	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Mod, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$—	$(1,507,031)	$(2,274,697)	$—	$(2,021,287)
Net realized gain (loss) on sales of investments	(28,829)	10,986,131	19,463,806	14,518	15,138,432
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	6,414,405	33,515,042	40,532,261	23,153,202	80,040,342
Net increase (decrease) in net assets resulting from operations	6,385,576	42,994,142	57,721,370	23,167,720	93,157,487

Contract transactions
Contract purchase payments	14,082,763	14,750,280	15,437,303	41,977,631	32,510,205
Net transfers(1)	13,226,657	3,293,977	(6,502,563)	22,499,605	(5,975,353)
Transfers for policy loans	(306,755)	(2,369,708)	(3,181,463)	(1,213,313)	(5,979,317)
Policy charges	(3,612,067)	(13,092,194)	(17,991,266)	(9,261,103)	(18,728,132)
Contract terminations:
Surrender benefits	(273,585)	(15,342,484)	(24,266,900)	(863,226)	(25,489,311)
Death benefits	—	(1,127,593)	(367,409)	(2,828)	(15,746)
Increase (decrease) from transactions	23,117,013	(13,887,722)	(36,872,298)	53,136,766	(23,677,654)
Net assets at beginning of year	36,938,820	351,693,910	484,158,713	124,844,244	650,499,563
Net assets at end of year	$66,441,409	$380,800,330	$505,007,785	$201,148,730	$719,979,396

Accumulation unit activity
Units outstanding at beginning of year	32,712,447	207,402,634	282,124,563	106,703,515	348,746,148
Units purchased	22,775,112	16,889,004	22,900,384	51,548,572	26,284,678
Units redeemed	(3,517,770)	(22,846,140)	(39,214,487)	(9,050,999)	(35,735,594)
Units outstanding at end of year	51,969,789	201,445,498	265,810,460	149,201,088	339,295,232

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	83

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 1
Operations
Investment income (loss) — net	$(4,120,845)	$—	$(200,678)	$(260,367)	$23,956
Net realized gain (loss) on sales of investments	34,179,865	(8,272)	781,575	1,817,904	(4,900)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	98,750,763	308,751	3,457,403	3,720,964	44,430
Net increase (decrease) in net assets resulting from operations	128,809,783	300,479	4,038,300	5,278,501	63,486

Contract transactions
Contract purchase payments	29,969,506	811,327	1,733,023	1,947,809	183,846
Net transfers(1)	(11,583,180)	1,631,270	(1,722,431)	(1,917,592)	543,533
Transfers for policy loans	(7,784,622)	—	44,140	(154,645)	(5,248)
Policy charges	(21,149,388)	(241,407)	(1,965,797)	(2,665,519)	(61,358)
Contract terminations:
Surrender benefits	(43,190,794)	(17,509)	(2,510,654)	(2,323,859)	—
Death benefits	(224,408)	—	(47,734)	(7,611)	—
Increase (decrease) from transactions	(53,962,886)	2,183,681	(4,469,453)	(5,121,417)	660,773
Net assets at beginning of year	921,538,686	1,800,867	43,274,872	56,077,155	543,963
Net assets at end of year	$996,385,583	$4,285,027	$42,843,719	$56,234,239	$1,268,222

Accumulation unit activity
Units outstanding at beginning of year	483,098,865	1,675,474	29,162,903	37,850,212	546,368
Units purchased	38,798,069	2,153,907	2,290,851	2,724,237	718,470
Units redeemed	(57,789,168)	(230,442)	(5,039,010)	(5,821,172)	(66,520)
Units outstanding at end of year	464,107,766	3,598,939	26,414,744	34,753,277	1,198,318

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

84	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1
Operations
Investment income (loss) — net	$14,224	$—	$—	$(28,841)	$28,856
Net realized gain (loss) on sales of investments	(7,218)	2,585	50,204	533,947	(8,648)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	24,027	188,875	68,542	852,286	343,079
Net increase (decrease) in net assets resulting from operations	31,033	191,460	118,746	1,357,392	363,287

Contract transactions
Contract purchase payments	45,887	339,245	30,769	140,847	493,219
Net transfers(1)	111,717	232,996	(92,725)	(110,586)	524,450
Transfers for policy loans	9,150	(352)	(894)	(38,738)	1,040
Policy charges	(16,874)	(56,254)	(13,062)	(131,828)	(115,158)
Contract terminations:
Surrender benefits	(3,893)	(168)	(40,332)	(297,469)	(5,006)
Death benefits	—	—	—	(266)	—
Increase (decrease) from transactions	145,987	515,467	(116,244)	(438,040)	898,545
Net assets at beginning of year	443,920	513,952	546,004	5,868,611	1,737,313
Net assets at end of year	$620,940	$1,220,879	$548,506	$6,787,963	$2,999,145

Accumulation unit activity
Units outstanding at beginning of year	407,171	364,089	197,450	1,667,096	1,574,893
Units purchased	148,499	365,510	10,307	297,284	834,103
Units redeemed	(18,654)	(36,068)	(48,346)	(225,341)	(99,141)
Units outstanding at end of year	537,016	693,531	159,411	1,739,039	2,309,855

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	85

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2
Operations
Investment income (loss) — net	$22,725	$19,561	$13,640	$37,213	$59,715
Net realized gain (loss) on sales of investments	(57,728)	(20,095)	(35,162)	2,523	(2,257)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	338,304	582,184	800,977	249,437	443,756
Net increase (decrease) in net assets resulting from operations	303,301	581,650	779,455	289,173	501,214

Contract transactions
Contract purchase payments	120,443	978,533	491,633	437,786	230,174
Net transfers(1)	125,914	617,471	107,617	368,001	400,022
Transfers for policy loans	(13,620)	(29,351)	(10,969)	(7,968)	(21,750)
Policy charges	(36,713)	(204,798)	(149,554)	(95,882)	(56,347)
Contract terminations:
Surrender benefits	(62,593)	(22,983)	(116,231)	(13,627)	(57,067)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	133,431	1,338,872	322,496	688,310	495,032
Net assets at beginning of year	1,748,050	3,462,863	5,259,847	1,424,432	2,760,012
Net assets at end of year	$2,184,782	$5,383,385	$6,361,798	$2,401,915	$3,756,258

Accumulation unit activity
Units outstanding at beginning of year	1,208,553	3,038,947	3,488,020	1,427,067	2,045,688
Units purchased	148,782	1,289,227	368,325	734,395	426,771
Units redeemed	(70,094)	(211,666)	(170,300)	(107,213)	(92,177)
Units outstanding at end of year	1,287,241	4,116,508	3,686,045	2,054,249	2,380,282

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

86	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$—	$—	$—	$—	$(53,817)
Net realized gain (loss) on sales of investments	(4,090)	(1,373)	389	(244)	833,636
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	59,641	54,307	64,527	115,433	586,167
Net increase (decrease) in net assets resulting from operations	55,551	52,934	64,916	115,189	1,365,986

Contract transactions
Contract purchase payments	177,698	85,922	154,111	80,196	395,823
Net transfers(1)	235,574	18,137	38,584	11,690	196,705
Transfers for policy loans	(1,588)	(18,591)	(2,569)	(14,637)	(67,632)
Policy charges	(52,726)	(24,638)	(42,813)	(35,359)	(327,222)
Contract terminations:
Surrender benefits	(2,529)	(11,735)	(1,709)	(5,423)	(749,224)
Death benefits	—	—	—	—	(9,200)
Increase (decrease) from transactions	356,429	49,095	145,604	36,467	(560,750)
Net assets at beginning of year	580,095	731,336	493,747	1,028,069	13,016,567
Net assets at end of year	$992,075	$833,365	$704,267	$1,179,725	$13,821,803

Accumulation unit activity
Units outstanding at beginning of year	529,559	355,220	431,969	506,075	4,385,053
Units purchased	366,415	49,726	161,425	43,543	1,339,863
Units redeemed	(51,140)	(26,414)	(40,199)	(26,830)	(898,443)
Units outstanding at end of year	844,834	378,532	553,195	522,788	4,826,473

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	87

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1	Wanger Acorn	Wanger Intl
Operations
Investment income (loss) — net	$—	$—	$—	$(414,144)	$(98,595)
Net realized gain (loss) on sales of investments	(596)	(75,798)	(1,385)	(8,970,330)	(2,975,339)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation (depreciation) of investments	41,591	1,363,608	552,576	26,349,230	13,203,125
Net increase (decrease) in net assets resulting from operations	40,995	1,287,810	551,191	16,964,756	10,129,191

Contract transactions
Contract purchase payments	35,842	2,147,867	752,679	2,445,540	2,214,048
Net transfers(1)	65,320	570,976	387,425	(1,601,490)	(999,159)
Transfers for policy loans	—	4,825	—	(434,628)	(476,545)
Policy charges	(27,611)	(630,704)	(277,617)	(2,192,604)	(1,661,164)
Contract terminations:
Surrender benefits	—	(101,433)	—	(3,613,235)	(2,337,590)
Death benefits	—	—	—	(36,346)	(21,969)
Increase (decrease) from transactions	73,551	1,991,531	862,487	(5,432,763)	(3,282,379)
Net assets at beginning of year	299,637	6,268,021	3,412,965	82,360,999	63,137,183
Net assets at end of year	$414,183	$9,547,362	$4,826,643	$93,892,992	$69,983,995

Accumulation unit activity
Units outstanding at beginning of year	285,227	5,639,432	3,146,982	21,323,850	26,401,503
Units purchased	93,451	2,306,049	989,015	3,947,850	2,996,407
Units redeemed	(25,160)	(612,516)	(241,824)	(3,135,556)	(3,074,087)
Units outstanding at end of year	353,518	7,332,965	3,894,173	22,136,144	26,323,823

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

88	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2023 (continued)	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$51,960	$14,504
Net realized gain (loss) on sales of investments	(10,030)	(8,122)
Distributions from capital gains	—	—
Net change in unrealized appreciation (depreciation) of investments	45,510	20,063
Net increase (decrease) in net assets resulting from operations	87,440	26,445

Contract transactions
Contract purchase payments	207,535	24,274
Net transfers(1)	67,684	(8,940)
Transfers for policy loans	(2,322)	(6,687)
Policy charges	(72,732)	(8,360)
Contract terminations:
Surrender benefits	(644)	(15,384)
Death benefits	—	—
Increase (decrease) from transactions	199,521	(15,097)
Net assets at beginning of year	749,172	276,216
Net assets at end of year	$1,036,133	$287,564

Accumulation unit activity
Units outstanding at beginning of year	739,134	228,412
Units purchased	260,665	19,437
Units redeemed	(72,685)	(31,583)
Units outstanding at end of year	927,114	216,266

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	89

Statement of Changes in Net Assets

Year ended December 31, 2022	AB VPS Dyn Asset Alloc, Cl B	AB VPS Intl Val, Cl B	AB VPS Lg Cap Gro, Cl A	AB VPS Lg Cap Gro, Cl B	AB VPS Relative Val, Cl B
Operations
Investment income (loss) — net	$11,013	$1,330,779	$—	$(221,338)	$215,592
Net realized gain (loss) on sales of investments	(13,922)	(237,359)	(42,486)	402,687	433,734
Distributions from capital gains	151,117	—	1,109,771	7,765,113	5,316,583
Net change in unrealized appreciation or depreciation of investments	(247,177)	(6,985,152)	(4,113,969)	(30,406,116)	(7,709,101)
Net increase (decrease) in net assets resulting from operations	(98,969)	(5,891,732)	(3,046,684)	(22,459,654)	(1,743,192)

Contract transactions
Contract purchase payments	58,194	1,785,259	2,524,831	2,351,477	829,796
Net transfers(1)	8,248	103,159	2,133,716	954,544	(1,015,436)
Transfers for policy loans	759	(20,085)	(49,062)	(604,994)	(320,874)
Policy charges	(17,862)	(967,915)	(633,600)	(992,484)	(654,487)
Contract terminations:
Surrender benefits	(147)	(1,309,088)	(59,387)	(1,250,003)	(926,497)
Death benefits	—	(34,386)	—	(27,860)	(919)
Increase (decrease) from transactions	49,192	(443,056)	3,916,498	430,680	(2,088,417)
Net assets at beginning of year	500,585	41,260,374	9,387,680	77,131,981	35,943,041
Net assets at end of year	$450,808	$34,925,586	$10,257,494	$55,103,007	$32,111,432

Accumulation unit activity
Units outstanding at beginning of year	339,479	21,576,989	4,525,755	11,121,856	8,602,283
Units purchased	56,180	1,306,323	2,855,025	848,526	268,939
Units redeemed	(20,381)	(1,589,392)	(463,737)	(702,989)	(772,428)
Units outstanding at end of year	375,278	21,293,920	6,917,043	11,267,393	8,098,794

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

90	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Allspg VT Index Asset Alloc, Cl 2	Allspg VT Intl Eq, Cl 2	Allspg VT Opp, Cl 1	Allspg VT Opp, Cl 2	Allspg VT Sm Cap Gro, Cl 1
Operations
Investment income (loss) — net	$31,411	$608,618	$—	$(67,794)	$—
Net realized gain (loss) on sales of investments	(45,047)	(1,385,906)	(1,158)	84,325	(91,771)
Distributions from capital gains	1,598,402	—	36,397	2,970,270	606,298
Net change in unrealized appreciation or depreciation of investments	(4,343,126)	(2,035,300)	(74,021)	(6,901,998)	(2,026,522)
Net increase (decrease) in net assets resulting from operations	(2,758,360)	(2,812,588)	(38,782)	(3,915,197)	(1,511,995)

Contract transactions
Contract purchase payments	522,709	652,188	59,851	413,522	1,271,991
Net transfers(1)	(241,977)	(665,968)	141,309	(323,613)	678,920
Transfers for policy loans	(7,761)	34,780	(1,739)	(55,339)	(66,586)
Policy charges	(279,624)	(516,565)	(17,676)	(361,503)	(318,519)
Contract terminations:
Surrender benefits	(642,956)	(628,012)	—	(492,133)	(39,650)
Death benefits	—	(7,838)	—	—	—
Increase (decrease) from transactions	(649,609)	(1,131,415)	181,745	(819,066)	1,526,156
Net assets at beginning of year	16,143,492	22,245,434	155,355	18,792,421	3,960,102
Net assets at end of year	$12,735,523	$18,301,431	$298,318	$14,058,158	$3,974,263

Accumulation unit activity
Units outstanding at beginning of year	6,216,451	10,506,165	88,257	3,460,075	2,183,720
Units purchased	234,382	370,862	138,660	96,082	1,476,073
Units redeemed	(503,691)	(993,469)	(13,448)	(281,771)	(324,205)
Units outstanding at end of year	5,947,142	9,883,558	213,469	3,274,386	3,335,588

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	91

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Allspg VT Sm Cap Gro, Cl 2	ALPS Alerian Engy Infr, Class I	ALPS Alerian Engy Infr, Class III	AC VP Intl, Cl I	AC VP Intl, Cl II
Operations
Investment income (loss) — net	$(94,508)	$69,895	$689,581	$118,835	$97,376
Net realized gain (loss) on sales of investments	(404,109)	14,427	242,772	12,646	(223,436)
Distributions from capital gains	4,551,520	—	—	1,997,247	1,636,618
Net change in unrealized appreciation or depreciation of investments	(17,059,015)	28,200	534,977	(6,353,404)	(4,969,718)
Net increase (decrease) in net assets resulting from operations	(13,006,112)	112,522	1,467,330	(4,224,676)	(3,459,160)

Contract transactions
Contract purchase payments	1,280,958	292,478	457,299	376,535	378,326
Net transfers(1)	(984,841)	787,125	7,398,582	(358,905)	(175,638)
Transfers for policy loans	(162,536)	(15,291)	(145,840)	(45,746)	24,160
Policy charges	(577,979)	(76,923)	(200,572)	(316,968)	(186,920)
Contract terminations:
Surrender benefits	(800,734)	(8)	(276,459)	(421,570)	(268,585)
Death benefits	(1,684)	—	—	—	(615)
Increase (decrease) from transactions	(1,246,816)	987,381	7,233,010	(766,654)	(229,272)
Net assets at beginning of year	38,115,058	491,869	8,264,619	16,775,202	13,509,321
Net assets at end of year	$23,862,130	$1,591,772	$16,964,959	$11,783,872	$9,820,889

Accumulation unit activity
Units outstanding at beginning of year	6,491,946	466,180	9,385,322	5,558,149	6,201,264
Units purchased	472,354	886,837	7,741,344	172,032	275,333
Units redeemed	(635,955)	(72,898)	(616,923)	(615,365)	(433,803)
Units outstanding at end of year	6,328,345	1,280,119	16,509,743	5,114,816	6,042,794

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

92	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	AC VP Val, Cl I	AC VP Val, Cl II	BlackRock Global Alloc, Cl I	BlackRock Global Alloc, Cl III	Calvert VP EAFE Intl Index, Cl F(2)
Operations
Investment income (loss) — net	$935,371	$603,827	$—	$(45,368)	$710
Net realized gain (loss) on sales of investments	1,662,696	699,444	(25,227)	(278,810)	(4)
Distributions from capital gains	4,691,534	2,976,172	50,169	202,322	—
Net change in unrealized appreciation or depreciation of investments	(7,250,073)	(4,285,648)	(643,690)	(2,304,584)	1,929
Net increase (decrease) in net assets resulting from operations	39,528	(6,205)	(618,748)	(2,426,440)	2,635

Contract transactions
Contract purchase payments	1,970,798	1,261,820	1,270,127	564,415	350
Net transfers(1)	1,691,779	1,183,728	1,085,445	194,211	44,303
Transfers for policy loans	(254,863)	(403,616)	(12,365)	(158,015)	—
Policy charges	(1,815,803)	(766,772)	(288,025)	(273,720)	(20)
Contract terminations:
Surrender benefits	(1,864,930)	(1,054,415)	(1,136)	(449,986)	(323)
Death benefits	(21,292)	(28,166)	—	(18,649)	—
Increase (decrease) from transactions	(294,311)	192,579	2,054,046	(141,744)	44,310
Net assets at beginning of year	60,651,909	38,102,649	3,305,406	14,741,015	—
Net assets at end of year	$60,397,126	$38,289,023	$4,740,704	$12,172,831	$46,945

Accumulation unit activity
Units outstanding at beginning of year	14,850,029	14,551,674	2,314,532	8,960,177	—
Units purchased	1,977,703	1,078,764	1,875,055	614,409	47,927
Units redeemed	(1,130,003)	(983,071)	(244,366)	(749,516)	(23)
Units outstanding at end of year	15,697,729	14,647,367	3,945,221	8,825,070	47,904

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.
(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	93

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Calvert VP EAFE Intl Index, Cl I(2)	Calvert VP Nasdaq 100 Index, Cl F(2)	Calvert VP Nasdaq 100 Index, Cl I(2)	Calv VP Russ 2000 Sm Cap Ind, Cl F(2)	Calv VP Russ 2000 Sm Cap Ind, Cl I(2)
Operations
Investment income (loss) — net	$11,787	$235	$1,241	$196	$2,581
Net realized gain (loss) on sales of investments	(17,632)	(2,285)	(842)	(669)	(15,574)
Distributions from capital gains	—	6,081	32,082	2,456	32,411
Net change in unrealized appreciation or depreciation of investments	100,150	(16,237)	(149,747)	(5,387)	(41,071)
Net increase (decrease) in net assets resulting from operations	94,305	(12,206)	(117,266)	(3,404)	(21,653)

Contract transactions
Contract purchase payments	130,806	18,735	326,568	350	231,329
Net transfers(1)	1,087,531	151,566	1,662,155	50,225	1,188,642
Transfers for policy loans	(2,378)	(16,693)	(4,331)	(4,969)	—
Policy charges	(11,122)	(1,329)	(20,743)	(436)	(14,478)
Contract terminations:
Surrender benefits	(323)	(424)	(448)	(343)	(344)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	1,204,514	151,855	1,963,201	44,827	1,405,149
Net assets at beginning of year	—	—	—	—	—
Net assets at end of year	$1,298,819	$139,649	$1,845,935	$41,423	$1,383,496

Accumulation unit activity
Units outstanding at beginning of year	—	—	—	—	—
Units purchased	1,337,902	184,337	2,188,317	49,097	1,465,134
Units redeemed	(14,207)	(20,641)	(28,178)	(5,620)	(14,861)
Units outstanding at end of year	1,323,695	163,696	2,160,139	43,477	1,450,273

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.
(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

94	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Calvert VP SRI Bal, Cl I	Col VP Bal, Cl 1	Col VP Bal, Cl 3	Col VP Commodity Strategy, Cl 1	Col VP Commodity Strategy, Cl 2
Operations
Investment income (loss) — net	$108,193	$—	$(1,364,642)	$432,949	$318,322
Net realized gain (loss) on sales of investments	143,860	8,305	10,285,701	(32,263)	14,533
Distributions from capital gains	1,449,134	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,415,104)	(2,161,055)	(50,752,878)	(329,969)	(282,439)
Net increase (decrease) in net assets resulting from operations	(2,713,917)	(2,152,750)	(41,831,819)	70,717	50,416

Contract transactions
Contract purchase payments	450,805	3,645,553	7,804,165	292,476	78,171
Net transfers(1)	385,781	3,051,465	(620,079)	1,115,300	491,886
Transfers for policy loans	(42,762)	(9,326)	(551,407)	(47,623)	(40,043)
Policy charges	(282,756)	(910,094)	(9,751,482)	(90,826)	(17,037)
Contract terminations:
Surrender benefits	(673,968)	(42,149)	(9,724,413)	(2,591)	(11,557)
Death benefits	—	—	(164,917)	—	—
Increase (decrease) from transactions	(162,900)	5,735,449	(13,008,133)	1,266,736	501,420
Net assets at beginning of year	17,155,394	10,644,069	245,549,051	504,708	699,209
Net assets at end of year	$14,278,577	$14,226,768	$190,709,099	$1,842,161	$1,251,045

Accumulation unit activity
Units outstanding at beginning of year	5,131,125	6,890,710	75,551,628	382,331	858,107
Units purchased	438,665	4,859,230	3,484,529	876,025	504,762
Units redeemed	(491,297)	(700,478)	(8,439,952)	(86,519)	(69,422)
Units outstanding at end of year	5,078,493	11,049,462	70,596,205	1,171,837	1,293,447

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	95

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Contrarian Core, Cl 1	Col VP Contrarian Core, Cl 2	Col VP Disciplined Core, Cl 1	Col VP Disciplined Core, Cl 2	Col VP Disciplined Core, Cl 3
Operations
Investment income (loss) — net	$—	$—	$—	$—	$(2,229,634)
Net realized gain (loss) on sales of investments	4,021	300,181	20,062	228,624	18,852,060
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(734,085)	(1,440,580)	(535,429)	(912,545)	(88,373,502)
Net increase (decrease) in net assets resulting from operations	(730,064)	(1,140,399)	(515,367)	(683,921)	(71,751,076)

Contract transactions
Contract purchase payments	1,136,679	395,045	686,835	196,479	9,209,802
Net transfers(1)	1,189,502	(179,409)	516,489	200,112	(3,956,476)
Transfers for policy loans	(4,580)	(276,799)	(7,450)	(24,590)	(151,938)
Policy charges	(240,169)	(184,514)	(122,751)	(76,881)	(13,944,876)
Contract terminations:
Surrender benefits	(11,708)	(79,321)	(15,547)	(66,192)	(12,803,783)
Death benefits	—	—	—	—	(399,997)
Increase (decrease) from transactions	2,069,724	(324,998)	1,057,576	228,928	(22,047,268)
Net assets at beginning of year	3,254,087	6,104,651	2,289,978	3,172,448	377,758,764
Net assets at end of year	$4,593,747	$4,639,254	$2,832,187	$2,717,455	$283,960,420

Accumulation unit activity
Units outstanding at beginning of year	1,798,565	2,000,605	1,353,888	846,603	99,081,975
Units purchased	1,486,602	147,840	806,038	99,565	3,073,917
Units redeemed	(163,938)	(274,863)	(99,868)	(51,562)	(10,146,657)
Units outstanding at end of year	3,121,229	1,873,582	2,060,058	894,606	92,009,235

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

96	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Divd Opp, Cl 1	Col VP Divd Opp, Cl 2	Col VP Divd Opp, Cl 3	Col VP Emerg Mkts Bond, Cl 1	Col VP Emerg Mkts Bond, Cl 2
Operations
Investment income (loss) — net	$—	$—	$(1,009,088)	$15,760	$27,365
Net realized gain (loss) on sales of investments	18,329	171,358	7,479,972	(16,939)	(53,558)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	35,559	(168,606)	(10,239,624)	(52,489)	(112,079)
Net increase (decrease) in net assets resulting from operations	53,888	2,752	(3,768,740)	(53,668)	(138,272)

Contract transactions
Contract purchase payments	1,088,389	290,683	5,714,036	137,183	74,919
Net transfers(1)	2,085,098	1,392,178	(745,463)	88,504	(152,404)
Transfers for policy loans	(33,163)	(125,183)	(1,100,467)	(10,431)	6,498
Policy charges	(234,050)	(120,050)	(5,448,290)	(27,511)	(19,384)
Contract terminations:
Surrender benefits	(8,960)	(234,893)	(7,007,976)	(3,950)	(8,963)
Death benefits	—	—	(119,593)	—	—
Increase (decrease) from transactions	2,897,314	1,202,735	(8,707,753)	183,795	(99,334)
Net assets at beginning of year	2,606,047	3,826,094	217,214,934	291,773	824,666
Net assets at end of year	$5,557,249	$5,031,581	$204,738,441	$421,900	$587,060

Accumulation unit activity
Units outstanding at beginning of year	1,830,333	1,445,578	55,539,471	261,724	609,182
Units purchased	2,315,968	668,987	1,870,207	234,027	70,249
Units redeemed	(199,373)	(186,733)	(3,920,965)	(45,035)	(162,194)
Units outstanding at end of year	3,946,928	1,927,832	53,488,713	450,716	517,237

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	97

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Emer Mkts, Cl 1	Col VP Emer Mkts, Cl 2	Col VP Emer Mkts, Cl 3	Col VP Global Strategic Inc, Cl 2	Col VP Global Strategic Inc, Cl 3
Operations
Investment income (loss) — net	$—	$—	$(201,541)	$7,513	$498,283
Net realized gain (loss) on sales of investments	(141,018)	(585,431)	(1,445,122)	(3,941)	(575,379)
Distributions from capital gains	1,480,091	2,218,630	13,039,804	—	—
Net change in unrealized appreciation or depreciation of investments	(3,194,979)	(4,897,901)	(31,157,293)	(38,664)	(2,661,910)
Net increase (decrease) in net assets resulting from operations	(1,855,906)	(3,264,702)	(19,764,152)	(35,092)	(2,739,006)

Contract transactions
Contract purchase payments	1,717,246	768,406	1,757,208	33,075	746,121
Net transfers(1)	1,142,045	(472,075)	328,809	20,694	(373,432)
Transfers for policy loans	(34,378)	(56,688)	(3,696)	2,657	(52,199)
Policy charges	(318,990)	(185,064)	(1,015,733)	(13,113)	(586,998)
Contract terminations:
Surrender benefits	(26,719)	(93,187)	(1,622,658)	(327)	(692,899)
Death benefits	—	—	(18,825)	—	(29,780)
Increase (decrease) from transactions	2,479,204	(38,608)	(574,895)	42,986	(989,187)
Net assets at beginning of year	4,880,638	9,728,827	59,340,074	261,765	19,784,977
Net assets at end of year	$5,503,936	$6,425,517	$39,001,027	$269,659	$16,056,784

Accumulation unit activity
Units outstanding at beginning of year	3,338,781	5,013,961	20,488,644	256,552	15,543,859
Units purchased	2,628,013	537,247	1,446,006	64,148	661,089
Units redeemed	(355,583)	(603,128)	(1,463,809)	(14,722)	(1,493,322)
Units outstanding at end of year	5,611,211	4,948,080	20,470,841	305,978	14,711,626

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

98	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Govt Money Mkt, Cl 1	Col VP Govt Money Mkt, Cl 2	Col VP Govt Money Mkt, Cl 3	Col VP Hi Yield Bond, Cl 1	Col VP Hi Yield Bond, Cl 2
Operations
Investment income (loss) — net	$101,832	$93,672	$327,936	$96,930	$101,082
Net realized gain (loss) on sales of investments	—	—	30	(9,583)	(25,330)
Distributions from capital gains	—	—	—	13,011	14,311
Net change in unrealized appreciation or depreciation of investments	—	—	(30)	(270,247)	(335,276)
Net increase (decrease) in net assets resulting from operations	101,832	93,672	327,936	(169,889)	(245,213)

Contract transactions
Contract purchase payments	4,456,122	1,578,144	4,132,715	575,710	151,618
Net transfers(1)	1,896,411	31,511	13,149,186	703,384	(41,868)
Transfers for policy loans	(82,717)	(85,066)	(572,524)	(27,819)	(10,366)
Policy charges	(698,170)	(533,683)	(4,149,352)	(156,851)	(65,999)
Contract terminations:
Surrender benefits	(19,431)	(203,053)	(6,478,825)	(33,963)	(84,857)
Death benefits	—	—	(385,023)	—	—
Increase (decrease) from transactions	5,552,215	787,853	5,696,177	1,060,461	(51,472)
Net assets at beginning of year	4,267,271	8,550,128	42,769,113	1,322,777	2,336,773
Net assets at end of year	$9,921,318	$9,431,653	$48,793,226	$2,213,349	$2,040,088

Accumulation unit activity
Units outstanding at beginning of year	4,187,975	8,269,282	42,780,232	1,074,777	1,395,454
Units purchased	6,215,940	1,546,083	17,290,287	1,128,638	98,436
Units redeemed	(782,676)	(792,695)	(11,574,596)	(193,052)	(128,415)
Units outstanding at end of year	9,621,239	9,022,670	48,495,923	2,010,363	1,365,475

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	99

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Hi Yield Bond, Cl 3	Col VP Inc Opp, Cl 1	Col VP Inc Opp, Cl 2	Col VP Inc Opp, Cl 3	Col VP Inter Bond, Cl 1
Operations
Investment income (loss) — net	$2,161,691	$34,165	$49,798	$764,218	$79,102
Net realized gain (loss) on sales of investments	(533,723)	(8,797)	(20,249)	(425,227)	(59,190)
Distributions from capital gains	329,353	22,838	35,044	578,319	1,633
Net change in unrealized appreciation or depreciation of investments	(7,805,950)	(104,925)	(175,848)	(2,860,407)	(470,796)
Net increase (decrease) in net assets resulting from operations	(5,848,629)	(56,719)	(111,255)	(1,943,097)	(449,251)

Contract transactions
Contract purchase payments	1,492,083	95,996	97,040	555,778	703,245
Net transfers(1)	(1,871,634)	188,140	(102,344)	(455,735)	363,943
Transfers for policy loans	11,688	(6,028)	3,777	(28,724)	2,984
Policy charges	(1,380,087)	(55,648)	(40,065)	(529,841)	(262,914)
Contract terminations:
Surrender benefits	(1,970,427)	(5,481)	(15,719)	(581,715)	(13,239)
Death benefits	(51,915)	—	—	(7,767)	—
Increase (decrease) from transactions	(3,770,292)	216,979	(57,311)	(1,048,004)	794,019
Net assets at beginning of year	53,387,304	523,989	1,122,134	18,526,889	2,398,664
Net assets at end of year	$43,768,383	$684,249	$953,568	$15,535,788	$2,743,432

Accumulation unit activity
Units outstanding at beginning of year	19,745,895	431,864	690,199	8,058,155	1,989,780
Units purchased	590,318	254,957	67,547	292,331	1,015,455
Units redeemed	(2,105,460)	(60,128)	(104,483)	(740,623)	(261,272)
Units outstanding at end of year	18,230,753	626,693	653,263	7,609,863	2,743,963

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

100	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Inter Bond, Cl 2	Col VP Inter Bond, Cl 3	Col VP Lg Cap Gro, Cl 1	Col VP Lg Cap Gro, Cl 2	Col VP Lg Cap Gro, Cl 3
Operations
Investment income (loss) — net	$77,194	$2,334,057	$—	$—	$(359,917)
Net realized gain (loss) on sales of investments	(178,846)	(1,638,246)	(3,717)	269,695	5,748,891
Distributions from capital gains	1,757	60,648	—	—	—
Net change in unrealized appreciation or depreciation of investments	(431,392)	(19,249,992)	(2,670,443)	(3,116,928)	(36,831,214)
Net increase (decrease) in net assets resulting from operations	(531,287)	(18,493,533)	(2,674,160)	(2,847,233)	(31,442,240)

Contract transactions
Contract purchase payments	196,259	4,106,078	2,159,921	552,812	1,658,088
Net transfers(1)	(353,630)	(1,768,086)	2,468,336	(52,875)	(5,125,739)
Transfers for policy loans	(75,532)	(233,554)	(53,817)	(102,588)	(453,980)
Policy charges	(85,028)	(3,609,938)	(558,845)	(207,473)	(1,568,693)
Contract terminations:
Surrender benefits	(79,561)	(3,464,956)	(18,073)	(242,285)	(3,157,947)
Death benefits	—	(223,973)	—	—	(1)
Increase (decrease) from transactions	(397,492)	(5,194,429)	3,997,522	(52,409)	(8,648,272)
Net assets at beginning of year	3,185,809	108,129,198	6,971,791	9,036,255	102,999,720
Net assets at end of year	$2,257,030	$84,441,236	$8,295,153	$6,136,613	$62,909,208

Accumulation unit activity
Units outstanding at beginning of year	2,315,280	60,519,741	3,360,058	1,912,722	17,354,468
Units purchased	162,478	2,775,032	2,860,508	151,175	351,496
Units redeemed	(496,211)	(5,734,231)	(394,207)	(166,700)	(2,454,808)
Units outstanding at end of year	1,981,547	57,560,542	5,826,359	1,897,197	15,251,156

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	101

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Lg Cap Index, Cl 1	Col VP Lg Cap Index, Cl 3	Col VP Limited Duration Cr, Cl 1	Col VP Limited Duration Cr, Cl 2	Col VP Long Govt/Cr Bond, Cl 1
Operations
Investment income (loss) — net	$—	$(631,773)	$10,809	$9,010	$4,302
Net realized gain (loss) on sales of investments	(47,847)	5,917,536	(14,290)	(144,882)	(4,388)
Distributions from capital gains	—	—	—	—	4,713
Net change in unrealized appreciation or depreciation of investments	(4,419,272)	(38,106,632)	(55,293)	(748,168)	(59,860)
Net increase (decrease) in net assets resulting from operations	(4,467,119)	(32,820,869)	(58,774)	(884,040)	(55,233)

Contract transactions
Contract purchase payments	8,049,074	4,778,714	667,026	232,745	62,202
Net transfers(1)	9,710,240	10,965,156	1,092,566	2,391,138	61,270
Transfers for policy loans	(223,015)	(835,464)	(44,138)	(280,497)	(5)
Policy charges	(1,786,855)	(2,896,937)	(184,234)	(270,103)	(20,168)
Contract terminations:
Surrender benefits	(64,242)	(4,897,357)	—	(628,155)	—
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	15,685,202	7,114,112	1,531,220	1,445,128	103,299
Net assets at beginning of year	21,297,227	171,762,962	542,756	13,532,828	175,801
Net assets at end of year	$32,515,310	$146,056,205	$2,015,202	$14,093,916	$223,867

Accumulation unit activity
Units outstanding at beginning of year	11,970,053	34,652,437	485,962	12,445,089	132,649
Units purchased	11,773,956	4,236,592	1,652,524	2,555,032	119,559
Units redeemed	(1,363,496)	(2,391,726)	(217,435)	(1,139,406)	(19,065)
Units outstanding at end of year	22,380,513	36,497,303	1,921,051	13,860,715	233,143

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

102	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Long Govt/Cr Bond, Cl 2	Col VP Overseas Core, Cl 1	Col VP Overseas Core, Cl 2	Col VP Overseas Core, Cl 3	Col VP Select Lg Cap Val, Cl 1
Operations
Investment income (loss) — net	$7,069	$20,382	$21,870	$53,306	$—
Net realized gain (loss) on sales of investments	(6,044)	(14,482)	(62,641)	455,905	28,238
Distributions from capital gains	8,741	236,494	222,375	4,000,554	—
Net change in unrealized appreciation or depreciation of investments	(110,012)	(573,920)	(679,117)	(14,302,911)	(40,830)
Net increase (decrease) in net assets resulting from operations	(100,246)	(331,526)	(497,513)	(9,793,146)	(12,592)

Contract transactions
Contract purchase payments	25,738	896,965	221,831	2,477,494	989,144
Net transfers(1)	138,120	1,647,650	174,027	(111,248)	1,985,749
Transfers for policy loans	374	(12,257)	(66,900)	13,656	(39,904)
Policy charges	(7,905)	(182,592)	(72,600)	(2,774,759)	(200,712)
Contract terminations:
Surrender benefits	(371)	(29,242)	(46,049)	(2,152,107)	(52)
Death benefits	—	—	—	(45,549)	—
Increase (decrease) from transactions	155,956	2,320,524	210,309	(2,592,513)	2,734,225
Net assets at beginning of year	408,147	2,092,258	3,357,890	64,480,920	2,706,115
Net assets at end of year	$463,857	$4,081,256	$3,070,686	$52,095,261	$5,427,748

Accumulation unit activity
Units outstanding at beginning of year	267,587	1,554,420	1,776,145	34,473,237	1,781,182
Units purchased	159,866	2,197,622	242,996	2,088,567	2,024,362
Units redeemed	(6,848)	(198,370)	(110,486)	(3,788,701)	(165,854)
Units outstanding at end of year	420,605	3,553,672	1,908,655	32,773,103	3,639,690

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	103

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Select Lg Cap Val, Cl 2	Col VP Select Lg Cap Val, Cl 3	Col VP Select Mid Cap Gro, Cl 1	Col VP Select Mid Cap Gro, Cl 2	Col VP Select Mid Cap Gro, Cl 3
Operations
Investment income (loss) — net	$—	$(162,365)	$—	$—	$(88,119)
Net realized gain (loss) on sales of investments	164,782	1,027,600	(4,397)	101,527	1,203,131
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(223,387)	(1,608,810)	(897,958)	(1,124,650)	(9,186,956)
Net increase (decrease) in net assets resulting from operations	(58,605)	(743,575)	(902,355)	(1,023,123)	(8,071,944)

Contract transactions
Contract purchase payments	340,332	870,290	832,471	228,061	628,300
Net transfers(1)	1,242,776	3,672,553	632,196	(244,908)	(1,429,633)
Transfers for policy loans	(57,786)	(203,518)	(13,680)	(33,114)	(194,051)
Policy charges	(128,102)	(486,468)	(195,619)	(88,255)	(491,357)
Contract terminations:
Surrender benefits	(94,937)	(935,287)	(9,973)	(33,496)	(733,749)
Death benefits	—	(8,297)	—	—	(2,855)
Increase (decrease) from transactions	1,302,283	2,909,273	1,245,395	(171,712)	(2,223,345)
Net assets at beginning of year	5,667,328	33,618,499	2,654,893	3,404,011	26,557,534
Net assets at end of year	$6,911,006	$35,784,197	$2,997,933	$2,209,176	$16,262,245

Accumulation unit activity
Units outstanding at beginning of year	1,693,820	7,417,685	1,445,803	909,279	4,326,907
Units purchased	499,432	1,278,755	1,076,682	81,604	175,226
Units redeemed	(84,244)	(546,760)	(162,088)	(135,512)	(657,229)
Units outstanding at end of year	2,109,008	8,149,680	2,360,397	855,371	3,844,904

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

104	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Select Mid Cap Val, Cl 1	Col VP Select Mid Cap Val, Cl 2	Col VP Select Mid Cap Val, Cl 3	Col VP Select Sm Cap Val, Cl 1	Col VP Select Sm Cap Val, Cl 2
Operations
Investment income (loss) — net	$—	$—	$(90,590)	$—	$—
Net realized gain (loss) on sales of investments	4,810	111,394	705,715	(661)	86,972
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(118,277)	(394,776)	(2,653,288)	(214,226)	(432,389)
Net increase (decrease) in net assets resulting from operations	(113,467)	(283,382)	(2,038,163)	(214,887)	(345,417)

Contract transactions
Contract purchase payments	669,193	268,371	563,583	567,645	184,637
Net transfers(1)	1,208,185	796,414	1,711,060	611,208	417,124
Transfers for policy loans	(15,909)	(69,427)	(78,949)	(11,654)	(41,309)
Policy charges	(116,190)	(109,102)	(296,380)	(129,826)	(63,195)
Contract terminations:
Surrender benefits	(9,353)	(93,686)	(584,394)	(1,654)	(103,162)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	1,735,926	792,570	1,314,920	1,035,719	394,095
Net assets at beginning of year	1,198,248	3,486,895	20,499,055	1,216,818	2,493,400
Net assets at end of year	$2,820,707	$3,996,083	$19,775,812	$2,037,650	$2,542,078

Accumulation unit activity
Units outstanding at beginning of year	749,870	1,074,970	4,462,461	842,292	824,727
Units purchased	1,297,165	380,259	708,407	923,926	239,134
Units redeemed	(97,901)	(91,527)	(318,414)	(112,570)	(75,516)
Units outstanding at end of year	1,949,134	1,363,702	4,852,454	1,653,648	988,345

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	105

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP Select Sm Cap Val, Cl 3	Col VP Sel Gbl Tech, Cl 1(2)	Col VP Sel Gbl Tech, Cl 2(2)	Col VP Strategic Inc, Cl 1	Col VP Strategic Inc, Cl 2
Operations
Investment income (loss) — net	$(99,085)	$—	$—	$101,968	$64,721
Net realized gain (loss) on sales of investments	585,872	(1,745)	(1,462)	(14,309)	(71,092)
Distributions from capital gains	—	45,025	13,443	142,040	99,451
Net change in unrealized appreciation or depreciation of investments	(3,991,359)	(75,109)	(21,088)	(587,646)	(407,248)
Net increase (decrease) in net assets resulting from operations	(3,504,572)	(31,829)	(9,107)	(357,947)	(314,168)

Contract transactions
Contract purchase payments	650,643	136,096	31,170	736,610	222,523
Net transfers(1)	1,317,138	1,073,336	264,704	1,061,531	(175,884)
Transfers for policy loans	(106,003)	(509)	106	(16,484)	(21,151)
Policy charges	(464,377)	(11,558)	(486)	(242,876)	(151,293)
Contract terminations:
Surrender benefits	(579,115)	—	—	(258)	(143,298)
Death benefits	(113)	—	—	—	—
Increase (decrease) from transactions	818,173	1,197,365	295,494	1,538,523	(269,103)
Net assets at beginning of year	22,617,469	—	—	2,746,821	2,829,278
Net assets at end of year	$19,931,070	$1,165,536	$286,387	$3,927,397	$2,246,007

Accumulation unit activity
Units outstanding at beginning of year	4,707,528	—	—	2,355,932	1,966,054
Units purchased	561,335	1,365,191	333,085	1,689,054	168,403
Units redeemed	(294,317)	(13,457)	(539)	(244,396)	(370,568)
Units outstanding at end of year	4,974,546	1,351,734	332,546	3,800,590	1,763,889

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.
(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

106	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Col VP US Govt Mtge, Cl 1	Col VP US Govt Mtge, Cl 2	Col VP US Govt Mtge, Cl 3	CS Commodity Return, Cl 1	CTIVP AC Div Bond, Cl 1
Operations
Investment income (loss) — net	$13,875	$11,565	$287,916	$1,357,815	$21,609
Net realized gain (loss) on sales of investments	(27,392)	(19,641)	(262,776)	(67,678)	(11,303)
Distributions from capital gains	—	—	—	—	18,116
Net change in unrealized appreciation or depreciation of investments	(64,323)	(78,504)	(3,135,777)	(354,101)	(140,431)
Net increase (decrease) in net assets resulting from operations	(77,840)	(86,580)	(3,110,637)	936,036	(112,009)

Contract transactions
Contract purchase payments	141,731	28,411	859,918	241,592	155,033
Net transfers(1)	139,695	191,009	69,297	1,717,594	129,789
Transfers for policy loans	—	(1,494)	(39,176)	(117,853)	4,341
Policy charges	(38,663)	(15,425)	(955,060)	(188,793)	(57,249)
Contract terminations:
Surrender benefits	(2,977)	(36,688)	(557,333)	(221,958)	(46)
Death benefits	—	—	(14,821)	(10,833)	—
Increase (decrease) from transactions	239,786	165,813	(637,175)	1,419,749	231,868
Net assets at beginning of year	389,833	506,259	21,281,046	7,062,047	642,223
Net assets at end of year	$551,779	$585,492	$17,533,234	$9,417,832	$762,082

Accumulation unit activity
Units outstanding at beginning of year	354,314	406,909	15,981,241	9,003,980	548,859
Units purchased	271,869	189,501	955,617	1,836,800	274,846
Units redeemed	(42,094)	(47,141)	(1,468,300)	(583,029)	(54,866)
Units outstanding at end of year	584,089	549,269	15,468,558	10,257,751	768,839

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	107

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP AC Div Bond, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP CenterSquare Real Est, Cl 1
Operations
Investment income (loss) — net	$9,541	$46,839	$46,019	$534,412	$32,082
Net realized gain (loss) on sales of investments	(13,826)	(12,161)	(19,866)	(402,063)	(21,483)
Distributions from capital gains	8,793	18,692	19,553	245,223	394,838
Net change in unrealized appreciation or depreciation of investments	(64,494)	(230,910)	(244,290)	(3,014,867)	(922,786)
Net increase (decrease) in net assets resulting from operations	(59,986)	(177,540)	(198,584)	(2,637,295)	(517,349)

Contract transactions
Contract purchase payments	33,531	269,905	57,679	357,078	570,993
Net transfers(1)	56,249	500,520	84,794	(135,929)	543,618
Transfers for policy loans	91	(762)	2,282	(36,768)	(13,932)
Policy charges	(12,914)	(54,535)	(19,039)	(297,863)	(133,283)
Contract terminations:
Surrender benefits	(280)	(5,444)	(32,212)	(325,355)	(58,151)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	76,677	709,684	93,504	(438,837)	909,245
Net assets at beginning of year	327,621	625,709	1,030,072	14,227,941	1,748,664
Net assets at end of year	$344,312	$1,157,853	$924,992	$11,151,809	$2,140,560

Accumulation unit activity
Units outstanding at beginning of year	249,823	516,451	747,989	8,800,771	1,168,021
Units purchased	72,241	698,725	109,902	387,951	872,456
Units redeemed	(11,298)	(56,576)	(41,851)	(736,390)	(156,190)
Units outstanding at end of year	310,766	1,158,600	816,040	8,452,332	1,884,287

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

108	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP CenterSquare Real Est, Cl 2	CTIVP MFS Val, Cl 1	CTIVP MFS Val, Cl 2	CTIVP MS Adv, Cl 1	CTIVP MS Adv, Cl 2
Operations
Investment income (loss) — net	$35,854	$—	$—	$—	$—
Net realized gain (loss) on sales of investments	(97,538)	30,138	222,182	(248,800)	(43,922)
Distributions from capital gains	530,160	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,275,483)	(325,773)	(635,919)	(1,553,817)	(1,705,849)
Net increase (decrease) in net assets resulting from operations	(807,007)	(295,635)	(413,737)	(1,802,617)	(1,749,771)

Contract transactions
Contract purchase payments	201,228	1,633,848	604,832	1,549,721	339,654
Net transfers(1)	(681,613)	1,192,209	(311,910)	(279,485)	(634,614)
Transfers for policy loans	(7,414)	(20,409)	(8,690)	(25,779)	(38,617)
Policy charges	(65,499)	(367,153)	(112,679)	(337,458)	(102,965)
Contract terminations:
Surrender benefits	(97,102)	(30,245)	(235,913)	(53,502)	(34,161)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(650,400)	2,408,250	(64,360)	853,497	(470,703)
Net assets at beginning of year	3,711,599	5,819,538	6,202,173	4,206,920	4,518,679
Net assets at end of year	$2,254,192	$7,932,153	$5,724,076	$3,257,800	$2,298,205

Accumulation unit activity
Units outstanding at beginning of year	1,669,790	3,863,838	2,026,413	2,238,789	1,014,832
Units purchased	105,942	2,045,136	213,831	1,230,025	112,910
Units redeemed	(435,568)	(300,464)	(243,114)	(527,025)	(249,730)
Units outstanding at end of year	1,340,164	5,608,510	1,997,130	2,941,789	878,012

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	109

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP Prin Blue Chip Gro, Cl 1	CTIVP Prin Blue Chip Gro, Cl 2	CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP TCW Core Plus Bond, Cl 1
Operations
Investment income (loss) — net	$—	$—	$—	$—	$19,348
Net realized gain (loss) on sales of investments	(163)	129,152	26,434	77,902	(22,426)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(632,005)	(935,430)	(124,841)	(193,429)	(247,599)
Net increase (decrease) in net assets resulting from operations	(632,168)	(806,278)	(98,407)	(115,527)	(250,677)

Contract transactions
Contract purchase payments	616,863	231,202	506,222	176,550	410,661
Net transfers(1)	373,707	(90,361)	269,521	79,703	258,768
Transfers for policy loans	(7,027)	(24,339)	300	(42,372)	(18,794)
Policy charges	(146,556)	(85,509)	(158,887)	(66,076)	(82,203)
Contract terminations:
Surrender benefits	(6,462)	(99,839)	(2,989)	(82,204)	(18,008)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	830,525	(68,846)	614,167	65,601	550,424
Net assets at beginning of year	2,036,046	3,028,654	1,950,092	2,162,912	1,584,546
Net assets at end of year	$2,234,403	$2,153,530	$2,465,852	$2,112,986	$1,884,293

Accumulation unit activity
Units outstanding at beginning of year	1,108,851	678,632	1,326,119	855,354	1,370,021
Units purchased	691,629	65,811	554,094	106,795	644,651
Units redeemed	(110,256)	(72,485)	(115,907)	(81,029)	(116,156)
Units outstanding at end of year	1,690,224	671,958	1,764,306	881,120	1,898,516

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

110	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP TCW Core Plus Bond, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 1	CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP Westfield Mid Cap Gro, Cl 1
Operations
Investment income (loss) — net	$2,815	$—	$—	$(178,034)	$—
Net realized gain (loss) on sales of investments	(22,792)	24,991	371,945	1,372,843	(4,603)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(35,340)	(75,117)	(606,931)	(2,522,748)	(348,247)
Net increase (decrease) in net assets resulting from operations	(55,317)	(50,126)	(234,986)	(1,327,939)	(352,850)

Contract transactions
Contract purchase payments	26,138	1,339,726	480,725	860,299	306,614
Net transfers(1)	(119,278)	1,493,539	(632,141)	1,340,662	464,922
Transfers for policy loans	(5,562)	(61,958)	(77,852)	(535,652)	(38,511)
Policy charges	(9,108)	(275,582)	(152,229)	(444,804)	(80,711)
Contract terminations:
Surrender benefits	(8,570)	(16,100)	(85,327)	(796,824)	(6,995)
Death benefits	—	—	—	(1,894)	—
Increase (decrease) from transactions	(116,380)	2,479,625	(466,824)	421,787	645,319
Net assets at beginning of year	451,330	4,045,631	7,998,304	39,080,392	1,225,003
Net assets at end of year	$279,633	$6,475,130	$7,296,494	$38,174,240	$1,517,472

Accumulation unit activity
Units outstanding at beginning of year	360,275	2,512,960	2,230,559	7,698,935	682,206
Units purchased	23,089	1,852,384	141,095	600,200	544,227
Units redeemed	(122,869)	(229,426)	(273,865)	(507,029)	(90,562)
Units outstanding at end of year	260,495	4,135,918	2,097,789	7,792,106	1,135,871

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	111

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	CTIVP Westfield Mid Cap Gro, Cl 2	Del Ivy VIP Asset Strategy, Cl II	DWS Alt Asset Alloc VIP, Cl A	DWS Alt Asset Alloc VIP, Cl B	EV VT Floating-Rate Inc, Init Cl
Operations
Investment income (loss) — net	$—	$27,835	$63,621	$271,625	$791,261
Net realized gain (loss) on sales of investments	49,312	(36,153)	(1,404)	(6,717)	(149,013)
Distributions from capital gains	—	166,607	876	4,169	—
Net change in unrealized appreciation or depreciation of investments	(713,599)	(509,340)	(134,065)	(629,971)	(1,272,321)
Net increase (decrease) in net assets resulting from operations	(664,287)	(351,051)	(70,972)	(360,894)	(630,073)

Contract transactions
Contract purchase payments	178,973	101,025	266,930	141,415	548,360
Net transfers(1)	107,280	46,917	490,500	1,036,715	1,958,096
Transfers for policy loans	(26,765)	(31,566)	(2,505)	(17,105)	(120,393)
Policy charges	(50,153)	(52,680)	(60,747)	(98,391)	(419,415)
Contract terminations:
Surrender benefits	(51,164)	(58,984)	(120)	(95,351)	(804,011)
Death benefits	—	—	—	—	(12,887)
Increase (decrease) from transactions	158,171	4,712	694,058	967,283	1,149,750
Net assets at beginning of year	2,520,484	2,370,189	609,274	3,916,003	18,368,221
Net assets at end of year	$2,014,368	$2,023,850	$1,232,360	$4,522,392	$18,887,898

Accumulation unit activity
Units outstanding at beginning of year	712,305	1,596,316	477,414	3,088,848	10,721,412
Units purchased	99,806	176,681	617,943	983,288	1,417,889
Units redeemed	(45,046)	(169,350)	(52,299)	(179,315)	(807,036)
Units outstanding at end of year	767,065	1,603,647	1,043,058	3,892,821	11,332,265

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

112	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Contrafund, Init Cl	Fid VIP Contrafund, Serv Cl 2	Fid VIP Gro & Inc, Serv Cl	Fid VIP Gro & Inc, Serv Cl 2	Fid VIP Mid Cap, Init Cl
Operations
Investment income (loss) — net	$60,793	$(189,954)	$560,944	$412,291	$33,841
Net realized gain (loss) on sales of investments	(32,842)	1,910,233	1,388,608	589,582	(49,355)
Distributions from capital gains	525,200	6,097,289	1,096,265	796,871	375,185
Net change in unrealized appreciation or depreciation of investments	(3,319,528)	(49,165,903)	(6,302,031)	(4,083,973)	(1,057,488)
Net increase (decrease) in net assets resulting from operations	(2,766,377)	(41,348,335)	(3,256,214)	(2,285,229)	(697,817)

Contract transactions
Contract purchase payments	2,712,164	3,766,084	1,126,075	1,053,102	1,413,533
Net transfers(1)	2,657,351	(667,124)	858,777	23,324	1,949,582
Transfers for policy loans	(92,181)	(332,511)	(269,058)	(316,440)	(35,115)
Policy charges	(745,711)	(2,528,829)	(1,505,180)	(865,241)	(357,138)
Contract terminations:
Surrender benefits	(35,426)	(3,359,337)	(2,275,074)	(1,543,666)	(64,978)
Death benefits	—	(24,669)	(29,002)	(40,591)	—
Increase (decrease) from transactions	4,496,197	(3,146,386)	(2,093,462)	(1,689,512)	2,905,884
Net assets at beginning of year	9,226,056	155,607,806	58,676,165	41,567,978	4,443,206
Net assets at end of year	$10,955,876	$111,113,085	$53,326,489	$37,593,237	$6,651,273

Accumulation unit activity
Units outstanding at beginning of year	4,736,160	30,395,506	11,749,316	14,106,160	2,803,810
Units purchased	3,465,712	1,568,906	483,237	470,209	2,455,852
Units redeemed	(569,383)	(2,217,229)	(882,765)	(1,052,893)	(336,701)
Units outstanding at end of year	7,632,489	29,747,183	11,349,788	13,523,476	4,922,961

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	113

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Mid Cap, Serv Cl	Fid VIP Mid Cap, Serv Cl 2	Fid VIP Overseas, Serv Cl	Fid VIP Overseas, Serv Cl 2	Fid VIP Strategic Inc, Init Cl
Operations
Investment income (loss) — net	$(146,799)	$(89,311)	$69,416	$73,296	$78,702
Net realized gain (loss) on sales of investments	558,277	(198,589)	188,715	50,653	(12,558)
Distributions from capital gains	6,132,452	5,908,315	160,292	157,098	1,396
Net change in unrealized appreciation or depreciation of investments	(23,352,498)	(21,078,750)	(6,018,280)	(5,699,978)	(253,224)
Net increase (decrease) in net assets resulting from operations	(16,808,568)	(15,458,335)	(5,599,857)	(5,418,931)	(185,684)

Contract transactions
Contract purchase payments	1,920,313	2,881,438	509,393	615,853	520,144
Net transfers(1)	(1,500,764)	(365,922)	86,829	(758)	567,833
Transfers for policy loans	(360,830)	(623,737)	26,216	(116,008)	(3,774)
Policy charges	(2,800,665)	(1,861,608)	(522,497)	(354,227)	(143,058)
Contract terminations:
Surrender benefits	(3,372,184)	(3,427,048)	(544,144)	(806,755)	(4,636)
Death benefits	(55,934)	(29,425)	(29,480)	(4,362)	—
Increase (decrease) from transactions	(6,170,064)	(3,426,302)	(473,683)	(666,257)	936,509
Net assets at beginning of year	110,913,908	101,328,400	22,201,481	21,671,329	1,372,627
Net assets at end of year	$87,935,276	$82,443,763	$16,127,941	$15,586,141	$2,123,452

Accumulation unit activity
Units outstanding at beginning of year	18,705,742	34,795,872	7,155,035	9,488,125	1,156,241
Units purchased	380,249	1,307,478	484,648	442,802	999,635
Units redeemed	(1,559,945)	(2,603,186)	(618,030)	(818,296)	(140,247)
Units outstanding at end of year	17,526,046	33,500,164	7,021,653	9,112,631	2,015,629

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

114	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Fid VIP Strategic Inc, Serv Cl 2	Frank Global Real Est, Cl 2	Frank Inc, Cl 1	Frank Inc, Cl 2	Frank Mutual Shares, Cl 1
Operations
Investment income (loss) — net	$57,835	$776,863	$32,478	$308,396	$4,775
Net realized gain (loss) on sales of investments	(26,556)	(238,107)	4,385	21,162	(1,337)
Distributions from capital gains	1,829	2,890,793	12,384	136,275	24,241
Net change in unrealized appreciation or depreciation of investments	(251,525)	(16,275,014)	(77,655)	(810,449)	(40,794)
Net increase (decrease) in net assets resulting from operations	(218,417)	(12,845,465)	(28,408)	(344,616)	(13,115)

Contract transactions
Contract purchase payments	167,827	1,658,199	222,565	225,608	69,455
Net transfers(1)	(72,541)	(248,137)	241,351	2,960,948	43,420
Transfers for policy loans	(54,296)	(75,429)	(10,644)	(56,068)	—
Policy charges	(71,437)	(1,170,418)	(63,154)	(171,161)	(13,396)
Contract terminations:
Surrender benefits	(22,957)	(1,402,468)	—	(183,364)	(5,856)
Death benefits	—	(74,026)	—	—	—
Increase (decrease) from transactions	(53,404)	(1,312,279)	390,118	2,775,963	93,623
Net assets at beginning of year	1,870,710	49,461,882	599,259	6,444,195	155,037
Net assets at end of year	$1,598,889	$35,304,138	$960,969	$8,875,542	$235,545

Accumulation unit activity
Units outstanding at beginning of year	1,315,046	16,713,384	470,822	4,438,019	122,613
Units purchased	128,306	812,826	386,646	2,352,498	94,482
Units redeemed	(173,066)	(1,251,361)	(60,743)	(295,702)	(16,457)
Units outstanding at end of year	1,270,286	16,274,849	796,725	6,494,815	200,638

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	115

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Frank Mutual Shares, Cl 2	Frank Sm Cap Val, Cl 1	Frank Sm Cap Val, Cl 2	GS VIT Mid Cap Val, Inst	GS VIT Multi-Strategy Alt, Advisor
Operations
Investment income (loss) — net	$237,612	$41,441	$265,051	$169,746	$51,650
Net realized gain (loss) on sales of investments	(109,008)	(18,946)	(623,045)	630,851	(9,713)
Distributions from capital gains	1,838,495	595,068	8,693,371	13,001,873	—
Net change in unrealized appreciation or depreciation of investments	(3,325,258)	(894,630)	(13,743,879)	(24,179,567)	(158,483)
Net increase (decrease) in net assets resulting from operations	(1,358,159)	(277,067)	(5,408,502)	(10,377,097)	(116,546)

Contract transactions
Contract purchase payments	654,676	920,214	1,496,451	2,338,363	112,945
Net transfers(1)	33,001	918,355	(1,575,068)	(1,613,268)	155,011
Transfers for policy loans	(13,174)	(41,496)	(165,860)	(344,565)	(6,764)
Policy charges	(461,474)	(201,412)	(1,075,441)	(2,407,839)	(20,698)
Contract terminations:
Surrender benefits	(565,735)	(6,990)	(1,401,246)	(3,591,919)	(131,387)
Death benefits	(687)	—	(8,056)	(62,685)	—
Increase (decrease) from transactions	(353,393)	1,588,671	(2,729,220)	(5,681,913)	109,107
Net assets at beginning of year	17,821,967	2,786,898	52,654,692	100,228,765	1,737,780
Net assets at end of year	$16,110,415	$4,098,502	$44,516,970	$84,169,755	$1,730,341

Accumulation unit activity
Units outstanding at beginning of year	6,441,108	1,915,747	12,267,450	20,047,085	1,615,408
Units purchased	370,538	1,399,680	433,286	518,382	308,119
Units redeemed	(474,663)	(191,457)	(1,065,627)	(1,691,805)	(197,876)
Units outstanding at end of year	6,336,983	3,123,970	11,635,109	18,873,662	1,725,651

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

116	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	GS VIT Sm Cap Eq Insights, Inst	GS VIT U.S. Eq Insights, Inst	Invesco VI Am Fran, Ser I	Invesco VI Am Fran, Ser II	Invesco VI Bal Risk Alloc, Ser I
Operations
Investment income (loss) — net	$(15,026)	$166,624	$(80,241)	$(54,427)	$27,464
Net realized gain (loss) on sales of investments	(110,304)	58,868	92,209	(6,730)	(2,823)
Distributions from capital gains	64,914	274,792	3,937,411	3,657,076	12,797
Net change in unrealized appreciation or depreciation of investments	(1,379,036)	(13,202,862)	(9,999,177)	(9,052,178)	(86,424)
Net increase (decrease) in net assets resulting from operations	(1,439,452)	(12,702,578)	(6,049,798)	(5,456,259)	(48,986)

Contract transactions
Contract purchase payments	183,106	1,248,523	301,995	412,760	96,694
Net transfers(1)	245,406	(1,296,421)	(859,281)	(237,453)	74,227
Transfers for policy loans	(173,142)	(345,883)	17,714	(87,247)	(221)
Policy charges	(168,864)	(1,190,722)	(370,120)	(305,450)	(30,762)
Contract terminations:
Surrender benefits	(167,351)	(1,700,037)	(223,028)	(826,681)	—
Death benefits	—	(60,264)	—	—	—
Increase (decrease) from transactions	(80,845)	(3,344,804)	(1,132,720)	(1,044,071)	139,938
Net assets at beginning of year	7,158,757	64,307,087	19,736,942	17,684,803	298,360
Net assets at end of year	$5,638,460	$48,259,705	$12,554,424	$11,184,473	$389,312

Accumulation unit activity
Units outstanding at beginning of year	1,270,593	11,927,465	4,890,566	4,376,190	228,979
Units purchased	114,251	316,205	103,047	131,694	145,976
Units redeemed	(148,588)	(1,077,654)	(454,856)	(463,481)	(26,108)
Units outstanding at end of year	1,236,256	11,166,016	4,538,757	4,044,403	348,847

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	117

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Bal Risk Alloc, Ser II	Invesco VI Comstock, Ser II	Invesco VI Core Eq, Ser I	Invesco VI Dis Mid Cap Gro, Ser I	Invesco VI Div Divd, Ser I
Operations
Investment income (loss) — net	$384,949	$103,891	$228,079	$(68,246)	$271,177
Net realized gain (loss) on sales of investments	(194,735)	254,544	613,181	(7,536)	242,164
Distributions from capital gains	198,300	356,156	15,884,668	3,841,627	2,338,194
Net change in unrealized appreciation or depreciation of investments	(1,379,867)	(651,343)	(42,696,731)	(9,669,927)	(3,244,417)
Net increase (decrease) in net assets resulting from operations	(991,353)	63,248	(25,970,803)	(5,904,082)	(392,882)

Contract transactions
Contract purchase payments	225,927	330,791	3,267,261	386,661	494,345
Net transfers(1)	430,713	2,251,930	(1,534,792)	(260,251)	475,047
Transfers for policy loans	(229,750)	(41,874)	86,757	(29,290)	(8,880)
Policy charges	(179,779)	(219,625)	(4,588,916)	(352,015)	(332,017)
Contract terminations:
Surrender benefits	(1,053,257)	(368,530)	(3,669,503)	(415,267)	(621,555)
Death benefits	—	—	(209,328)	(419)	(9,795)
Increase (decrease) from transactions	(806,146)	1,952,692	(6,648,521)	(670,581)	(2,855)
Net assets at beginning of year	6,928,793	9,342,301	125,392,747	19,093,983	19,077,952
Net assets at end of year	$5,131,294	$11,358,241	$92,773,423	$12,519,320	$18,682,215

Accumulation unit activity
Units outstanding at beginning of year	4,691,972	2,549,886	25,190,370	10,664,725	7,203,832
Units purchased	451,944	667,789	846,620	297,092	523,071
Units redeemed	(1,073,040)	(182,265)	(2,419,491)	(782,341)	(519,914)
Units outstanding at end of year	4,070,876	3,035,410	23,617,499	10,179,476	7,206,989

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

118	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI EQV Intl Eq, Ser II	Invesco VI Global, Ser I	Invesco VI Global, Ser II	Invesco VI Gbl Strat Inc, Ser I	Invesco VI Gbl Strat Inc, Ser II
Operations
Investment income (loss) — net	$186,490	$—	$(110,790)	$—	$(133,407)
Net realized gain (loss) on sales of investments	(133,234)	(46,906)	(182,027)	(3,416)	(916,598)
Distributions from capital gains	2,198,697	580,167	4,734,220	—	—
Net change in unrealized appreciation or depreciation of investments	(6,868,118)	(1,541,908)	(16,000,885)	(32,158)	(2,995,252)
Net increase (decrease) in net assets resulting from operations	(4,616,165)	(1,008,647)	(11,559,482)	(35,574)	(4,045,257)

Contract transactions
Contract purchase payments	677,868	1,032,759	1,197,390	88,954	1,272,856
Net transfers(1)	(576,404)	572,584	(9,031)	236,657	(1,288,667)
Transfers for policy loans	(62,887)	(13,203)	(176,289)	(354)	239,943
Policy charges	(402,582)	(194,161)	(482,369)	(25,599)	(1,005,834)
Contract terminations:
Surrender benefits	(529,174)	(9,349)	(755,405)	(4,119)	(922,807)
Death benefits	(17,449)	—	(7,254)	—	(5,930)
Increase (decrease) from transactions	(910,628)	1,388,630	(232,958)	295,539	(1,710,439)
Net assets at beginning of year	24,298,685	2,830,845	35,636,424	239,813	33,769,134
Net assets at end of year	$18,771,892	$3,210,828	$23,843,984	$499,778	$28,013,438

Accumulation unit activity
Units outstanding at beginning of year	9,836,324	1,663,882	8,265,995	226,474	21,943,117
Units purchased	344,746	1,275,715	723,584	338,753	1,203,091
Units redeemed	(921,624)	(173,834)	(869,819)	(32,157)	(2,372,250)
Units outstanding at end of year	9,259,446	2,765,763	8,119,760	533,070	20,773,958

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	119

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Invesco VI Mn St Sm Cap, Ser I	Invesco VI Mn St Sm Cap, Ser II	Invesco VI Tech, Ser I	Invesco VI Tech, Ser II(2)	Janus Henderson VIT Bal, Inst
Operations
Investment income (loss) — net	$19,195	$(33,210)	$(68,744)	$—	$121,361
Net realized gain (loss) on sales of investments	(16,821)	141,561	41,342	(2,905)	(234,759)
Distributions from capital gains	416,495	3,131,662	5,660,514	50,365	259,992
Net change in unrealized appreciation or depreciation of investments	(893,823)	(8,622,288)	(14,178,751)	(65,272)	(1,601,898)
Net increase (decrease) in net assets resulting from operations	(474,954)	(5,382,275)	(8,545,639)	(17,812)	(1,455,304)

Contract transactions
Contract purchase payments	893,704	972,288	543,979	27,706	2,640,714
Net transfers(1)	695,462	(1,031,616)	(1,264,094)	135,500	2,755,875
Transfers for policy loans	2,316	(368,679)	(107,837)	15,829	(1,399)
Policy charges	(171,317)	(489,257)	(355,225)	(978)	(725,910)
Contract terminations:
Surrender benefits	(9,006)	(591,992)	(429,818)	(116)	(630)
Death benefits	—	(33,681)	—	—	—
Increase (decrease) from transactions	1,411,159	(1,542,937)	(1,612,995)	177,941	4,668,650
Net assets at beginning of year	2,652,129	32,012,370	22,281,226	—	7,553,272
Net assets at end of year	$3,588,334	$25,087,158	$12,122,592	$160,129	$10,766,618

Accumulation unit activity
Units outstanding at beginning of year	1,676,988	7,169,614	3,297,359	—	4,923,553
Units purchased	1,150,744	305,692	456,805	199,470	4,018,173
Units redeemed	(131,919)	(849,120)	(474,440)	(1,130)	(546,706)
Units outstanding at end of year	2,695,813	6,626,186	3,279,724	198,340	8,395,020

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.
(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

120	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Janus Henderson VIT Bal, Serv	Janus Henderson VIT Enter, Serv	Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flex Bd, Serv	Janus Hend VIT Gbl Tech Innov, Srv
Operations
Investment income (loss) — net	$48,343	$(94,216)	$17,142	$20,666	$(195,903)
Net realized gain (loss) on sales of investments	30,914	345,101	(9,623)	(17,998)	488,511
Distributions from capital gains	147,626	3,678,767	10,563	15,255	7,610,490
Net change in unrealized appreciation or depreciation of investments	(1,188,568)	(8,031,542)	(98,666)	(155,368)	(29,598,778)
Net increase (decrease) in net assets resulting from operations	(961,685)	(4,101,890)	(80,584)	(137,445)	(21,695,680)

Contract transactions
Contract purchase payments	412,965	335,273	194,199	80,632	1,107,575
Net transfers(1)	(224,608)	(484,525)	218,470	119,678	(1,970,285)
Transfers for policy loans	(823)	(137,656)	(4,853)	(13,618)	(151,629)
Policy charges	(193,774)	(426,264)	(56,086)	(28,443)	(757,102)
Contract terminations:
Surrender benefits	(69,003)	(388,238)	—	(29,672)	(1,184,531)
Death benefits	—	(2,535)	—	—	(89)
Increase (decrease) from transactions	(75,243)	(1,103,945)	351,730	128,577	(2,956,061)
Net assets at beginning of year	5,656,722	25,037,019	513,541	1,102,442	59,305,084
Net assets at end of year	$4,619,794	$19,831,184	$784,687	$1,093,574	$34,653,343

Accumulation unit activity
Units outstanding at beginning of year	3,480,547	3,776,478	433,783	841,803	6,624,732
Units purchased	291,427	61,152	391,453	190,536	215,537
Units redeemed	(362,952)	(234,201)	(57,568)	(62,490)	(714,596)
Units outstanding at end of year	3,409,022	3,603,429	767,668	969,849	6,125,673

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	121

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Res, Inst	Janus Henderson VIT Res, Serv	Lazard Ret Global Dyn MA, Inv	Lazard Ret Global Dyn MA, Serv
Operations
Investment income (loss) — net	$444,757	$6,049	$(57,500)	$637	$(4,323)
Net realized gain (loss) on sales of investments	108,116	(33,255)	73,206	(2,265)	(6,978)
Distributions from capital gains	—	512,239	2,621,301	15,743	82,157
Net change in unrealized appreciation or depreciation of investments	(4,348,663)	(1,398,282)	(8,247,049)	(64,523)	(386,651)
Net increase (decrease) in net assets resulting from operations	(3,795,790)	(913,249)	(5,610,042)	(50,408)	(315,795)

Contract transactions
Contract purchase payments	1,308,320	989,996	444,280	66,275	68,767
Net transfers(1)	84,107	1,285,651	(444,311)	33,712	(253,961)
Transfers for policy loans	35,028	(1)	(3,015)	—	12,528
Policy charges	(1,031,388)	(263,844)	(289,808)	(18,788)	(29,702)
Contract terminations:
Surrender benefits	(1,077,934)	(22,110)	(449,681)	—	(4,905)
Death benefits	(7,378)	—	—	—	—
Increase (decrease) from transactions	(689,245)	1,989,692	(742,535)	81,199	(207,273)
Net assets at beginning of year	41,477,810	2,387,996	18,747,315	284,371	1,850,132
Net assets at end of year	$36,992,775	$3,464,439	$12,394,738	$315,162	$1,327,064

Accumulation unit activity
Units outstanding at beginning of year	17,622,789	1,254,419	3,567,960	229,915	1,215,346
Units purchased	793,850	1,536,196	122,614	95,964	64,026
Units redeemed	(1,083,056)	(194,936)	(310,414)	(17,828)	(219,850)
Units outstanding at end of year	17,333,583	2,595,679	3,380,160	308,051	1,059,522

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

122	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	MFS Mass Inv Gro Stock, Serv Cl	MFS New Dis, Serv Cl	MFS Utilities, Init Cl	MFS Utilities, Serv Cl	MS VIF Dis, Cl I
Operations
Investment income (loss) — net	$(217,329)	$(139,964)	$47,770	$458,674	$—
Net realized gain (loss) on sales of investments	390,923	(956,655)	8,587	345,110	(505,751)
Distributions from capital gains	6,170,613	10,344,851	75,717	991,243	1,610,906
Net change in unrealized appreciation or depreciation of investments	(16,963,393)	(21,124,372)	(108,346)	(1,715,779)	(4,932,993)
Net increase (decrease) in net assets resulting from operations	(10,619,186)	(11,876,140)	23,728	79,248	(3,827,838)

Contract transactions
Contract purchase payments	943,935	683,156	583,678	742,646	1,984,340
Net transfers(1)	(264,685)	(310,931)	546,485	3,407,035	558,080
Transfers for policy loans	(341,342)	(32,203)	(828)	(25,161)	(5,963)
Policy charges	(928,418)	(602,379)	(131,089)	(641,558)	(356,485)
Contract terminations:
Surrender benefits	(1,515,478)	(1,091,251)	(47,276)	(899,203)	(38,408)
Death benefits	(37,142)	—	—	(9,424)	—
Increase (decrease) from transactions	(2,143,130)	(1,353,608)	950,970	2,574,335	2,141,564
Net assets at beginning of year	54,276,303	39,453,418	1,494,991	24,414,620	5,116,632
Net assets at end of year	$41,513,987	$26,223,670	$2,469,689	$27,068,203	$3,430,358

Accumulation unit activity
Units outstanding at beginning of year	19,514,616	5,906,211	1,077,870	7,306,648	2,007,297
Units purchased	532,099	148,704	820,367	1,396,241	1,920,028
Units redeemed	(1,433,614)	(426,559)	(130,966)	(523,567)	(293,790)
Units outstanding at end of year	18,613,101	5,628,356	1,767,271	8,179,322	3,633,535

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	123

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	MS VIF Dis, Cl II	MS VIF Global Real Est, Cl II	NB AMT Sus Eq, Cl I	NB AMT Sus Eq, Cl S	NB AMT US Eq Index PW Strat, Cl S
Operations
Investment income (loss) — net	$(85,016)	$297,190	$4,033	$954	$(2,678)
Net realized gain (loss) on sales of investments	(9,263,803)	(350,949)	(2,370)	16,221	(1,724)
Distributions from capital gains	11,845,667	293,439	85,653	72,884	156,711
Net change in unrealized appreciation or depreciation of investments	(31,468,101)	(2,591,605)	(229,354)	(251,554)	(238,667)
Net increase (decrease) in net assets resulting from operations	(28,971,253)	(2,351,925)	(142,038)	(161,495)	(86,358)

Contract transactions
Contract purchase payments	1,488,342	254,008	344,133	59,578	49,676
Net transfers(1)	(2,159,664)	(1,114,897)	795,676	(50,346)	369,535
Transfers for policy loans	53,878	(22,063)	(13,463)	5,604	(6,601)
Policy charges	(510,186)	(146,069)	(51,147)	(48,386)	(26,574)
Contract terminations:
Surrender benefits	(1,041,314)	(149,461)	(1,007)	(1,282)	(77,863)
Death benefits	(955)	(19,791)	—	—	—
Increase (decrease) from transactions	(2,169,899)	(1,198,273)	1,074,192	(34,832)	308,173
Net assets at beginning of year	46,835,976	9,238,975	643,856	927,455	669,716
Net assets at end of year	$15,694,824	$5,688,777	$1,576,010	$731,128	$891,531

Accumulation unit activity
Units outstanding at beginning of year	5,973,586	4,168,697	386,893	266,053	502,280
Units purchased	429,326	167,544	821,079	22,896	346,657
Units redeemed	(1,010,753)	(784,984)	(46,666)	(31,122)	(91,962)
Units outstanding at end of year	5,392,159	3,551,257	1,161,306	257,827	756,975

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

124	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset, Inst Cl	PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Tot Return, Inst Cl
Operations
Investment income (loss) — net	$873,645	$13,935	$5,183	$240,784	$38,476
Net realized gain (loss) on sales of investments	(118,639)	(1,017)	(2,376)	(302,143)	(12,976)
Distributions from capital gains	989,005	13,516	19,394	—	—
Net change in unrealized appreciation or depreciation of investments	(3,406,422)	(46,185)	(45,582)	(1,884,669)	(216,679)
Net increase (decrease) in net assets resulting from operations	(1,662,411)	(19,751)	(23,381)	(1,946,028)	(191,179)

Contract transactions
Contract purchase payments	383,894	41,030	7,706	280,063	377,789
Net transfers(1)	333,996	42,019	351,573	(249,000)	368,523
Transfers for policy loans	(64,252)	(3,096)	(11,972)	(56,506)	(10,437)
Policy charges	(339,723)	(12,181)	(7,895)	(204,470)	(102,045)
Contract terminations:
Surrender benefits	(553,973)	(177)	(3,584)	(265,932)	(105)
Death benefits	(5,106)	—	—	—	—
Increase (decrease) from transactions	(245,164)	67,595	335,828	(495,845)	633,725
Net assets at beginning of year	13,665,107	150,101	128,652	13,352,823	1,184,346
Net assets at end of year	$11,757,532	$197,945	$441,099	$10,910,950	$1,626,892

Accumulation unit activity
Units outstanding at beginning of year	6,552,300	111,802	75,811	10,892,832	1,031,183
Units purchased	492,515	67,780	259,506	291,301	728,836
Units redeemed	(545,601)	(12,688)	(16,793)	(746,413)	(109,657)
Units outstanding at end of year	6,499,214	166,894	318,524	10,437,720	1,650,362

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	125

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Put VT Global Hlth Care, Cl IA(2)	Put VT Global Hlth Care, Cl IB	Put VT Hi Yield, Cl IB	Put VT Intl Eq, Cl IB	Put VT Sus Leaders, Cl IA
Operations
Investment income (loss) — net	$—	$(22,086)	$241,480	$71,786	$209,019
Net realized gain (loss) on sales of investments	980	53,396	(86,428)	(150,931)	2,028,217
Distributions from capital gains	—	2,409,513	10,231	723,935	19,249,801
Net change in unrealized appreciation or depreciation of investments	19,947	(3,917,575)	(864,546)	(1,868,692)	(59,259,751)
Net increase (decrease) in net assets resulting from operations	20,927	(1,476,752)	(699,263)	(1,223,902)	(37,772,714)

Contract transactions
Contract purchase payments	48,190	662,106	150,735	252,082	2,946,744
Net transfers(1)	382,930	1,053,677	(174,905)	118,898	(1,884,492)
Transfers for policy loans	(1,435)	(233,662)	(5,172)	(27,107)	(433,647)
Policy charges	(7,442)	(553,237)	(184,384)	(120,218)	(4,498,829)
Contract terminations:
Surrender benefits	(71)	(694,095)	(123,760)	(219,508)	(5,014,218)
Death benefits	—	(22,014)	(18,058)	(1,674)	(14,793)
Increase (decrease) from transactions	422,172	212,775	(355,544)	2,473	(8,899,235)
Net assets at beginning of year	—	29,500,466	5,870,758	7,786,643	165,255,536
Net assets at end of year	$443,099	$28,236,489	$4,815,951	$6,565,214	$118,583,587

Accumulation unit activity
Units outstanding at beginning of year	—	6,242,855	2,052,633	3,270,713	21,923,256
Units purchased	441,170	1,447,380	58,564	171,635	482,159
Units redeemed	(8,996)	(455,798)	(195,599)	(184,707)	(1,925,193)
Units outstanding at end of year	432,174	7,234,437	1,915,598	3,257,641	20,480,222

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.
(2)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.

See accompanying notes to financial statements.

126	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	Put VT Sus Leaders, Cl IB	Royce Micro-Cap, Invest Cl	Temp Global Bond, Cl 1	Temp Global Bond, Cl 2	Third Ave VST Third Ave Value
Operations
Investment income (loss) — net	$8,513	$(159,923)	$—	$(12,017)	$225,622
Net realized gain (loss) on sales of investments	(32,149)	288,913	(5,369)	(164,139)	590,652
Distributions from capital gains	771,937	8,893,911	—	—	—
Net change in unrealized appreciation or depreciation of investments	(2,197,018)	(17,526,002)	(13,475)	(11,919)	2,751,403
Net increase (decrease) in net assets resulting from operations	(1,448,717)	(8,503,101)	(18,844)	(188,075)	3,567,677

Contract transactions
Contract purchase payments	203,334	922,014	88,748	127,519	880,252
Net transfers(1)	(281,762)	(606,590)	261,880	45,152	89,075
Transfers for policy loans	(7,385)	16,565	(11,712)	6,796	(104,950)
Policy charges	(58,585)	(1,017,058)	(23,699)	(58,507)	(936,774)
Contract terminations:
Surrender benefits	(156,421)	(1,190,522)	(106)	(105,099)	(1,053,411)
Death benefits	—	(41,572)	—	—	(42,634)
Increase (decrease) from transactions	(300,819)	(1,917,163)	315,111	15,861	(1,168,442)
Net assets at beginning of year	6,234,370	37,739,153	222,665	3,085,434	23,592,137
Net assets at end of year	$4,484,834	$27,318,889	$518,932	$2,913,220	$25,991,372

Accumulation unit activity
Units outstanding at beginning of year	1,230,330	7,905,972	248,048	3,391,387	8,503,560
Units purchased	78,034	247,494	402,137	250,140	359,846
Units redeemed	(142,980)	(735,420)	(42,649)	(268,517)	(745,286)
Units outstanding at end of year	1,165,384	7,418,046	607,536	3,373,010	8,118,120

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	127

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VanEck VIP Global Gold, Cl S	VP Aggr, Cl 1	VP Aggr, Cl 2	VP Aggr, Cl 4	VP Conserv, Cl 1
Operations
Investment income (loss) — net	$(22,278)	$—	$(1,004,721)	$(1,448,098)	$—
Net realized gain (loss) on sales of investments	(199,856)	(77,291)	8,173,915	6,845,107	(20,557)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(708,937)	(9,019,172)	(78,328,709)	(81,418,508)	(148,694)
Net increase (decrease) in net assets resulting from operations	(931,071)	(9,096,463)	(71,159,515)	(76,021,499)	(169,251)

Contract transactions
Contract purchase payments	111,152	19,647,972	19,439,973	11,646,101	198,989
Net transfers(1)	881,200	12,189,956	8,593,328	(3,811,482)	(121,857)
Transfers for policy loans	(9,799)	(175,265)	(1,806,606)	(1,343,086)	—
Policy charges	(76,488)	(3,379,130)	(6,083,592)	(5,474,295)	(55,379)
Contract terminations:
Surrender benefits	(187,550)	(411,731)	(7,179,062)	(11,940,116)	(4,696)
Death benefits	—	—	(75,827)	(38,962)	—
Increase (decrease) from transactions	718,515	27,871,802	12,888,214	(10,961,840)	17,057
Net assets at beginning of year	5,767,735	43,135,775	381,717,891	412,243,051	1,154,503
Net assets at end of year	$5,555,179	$61,911,114	$323,446,590	$325,259,712	$1,002,309

Accumulation unit activity
Units outstanding at beginning of year	4,425,135	29,035,398	148,828,350	158,006,104	953,088
Units purchased	755,865	24,948,586	18,730,166	5,247,077	188,261
Units redeemed	(253,854)	(3,169,320)	(12,678,342)	(10,258,370)	(164,927)
Units outstanding at end of year	4,927,146	50,814,664	154,880,174	152,994,811	976,422

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

128	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Conserv, Cl 2	VP Conserv, Cl 4	VP Man Vol Conserv, Cl 1	VP Man Vol Conserv, Cl 2	VP Man Vol Conserv Gro, Cl 1
Operations
Investment income (loss) — net	$(102,735)	$(102,714)	$—	$(13,434)	$—
Net realized gain (loss) on sales of investments	27,947	230,582	(1,003)	(4,570)	(947)
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(3,942,715)	(4,088,599)	(65,246)	(571,561)	(161,690)
Net increase (decrease) in net assets resulting from operations	(4,017,503)	(3,960,731)	(66,249)	(589,565)	(162,637)

Contract transactions
Contract purchase payments	639,837	608,093	62,247	12,695	278,632
Net transfers(1)	469,073	116,849	29,003	203,505	37,465
Transfers for policy loans	(297,979)	(58,701)	—	(32,613)	—
Policy charges	(707,322)	(917,862)	(21,950)	(99,697)	(101,277)
Contract terminations:
Surrender benefits	(1,222,493)	(1,476,351)	—	(398,302)	(42,027)
Death benefits	(128,315)	—	—	—	—
Increase (decrease) from transactions	(1,247,199)	(1,727,972)	69,300	(314,412)	172,793
Net assets at beginning of year	26,018,303	25,784,920	406,678	3,687,101	953,522
Net assets at end of year	$20,753,601	$20,096,217	$409,729	$2,783,124	$963,678

Accumulation unit activity
Units outstanding at beginning of year	16,879,788	16,745,210	336,312	2,829,495	757,058
Units purchased	1,040,922	671,906	86,513	197,737	289,409
Units redeemed	(1,873,686)	(1,890,690)	(20,654)	(479,200)	(125,958)
Units outstanding at end of year	16,047,024	15,526,426	402,171	2,548,032	920,509

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	129

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Man Vol Conserv Gro, Cl 2	VP Man Vol Gro, Cl 1	VP Man Vol Gro, Cl 2	VP Man Vol Mod Gro, Cl 1	VP Man Vol Mod Gro, Cl 2
Operations
Investment income (loss) — net	$(26,400)	$—	$(133,047)	$—	$(145,316)
Net realized gain (loss) on sales of investments	91,630	(172,980)	877,850	(15,727)	503,727
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(1,269,841)	(3,004,740)	(10,769,420)	(2,229,013)	(9,015,383)
Net increase (decrease) in net assets resulting from operations	(1,204,611)	(3,177,720)	(10,024,617)	(2,244,740)	(8,656,972)

Contract transactions
Contract purchase payments	254,518	4,180,328	2,648,219	3,101,685	1,738,747
Net transfers(1)	(632,349)	2,857,098	(506,525)	2,333,777	(1,294,949)
Transfers for policy loans	(122,282)	36,683	(175,462)	(14,324)	34,764
Policy charges	(210,359)	(1,121,040)	(951,438)	(940,380)	(1,122,784)
Contract terminations:
Surrender benefits	(132,398)	(55,332)	(2,552,592)	(849)	(957,827)
Death benefits	—	(54,205)	—	—	(65,646)
Increase (decrease) from transactions	(842,870)	5,843,532	(1,537,798)	4,479,909	(1,667,695)
Net assets at beginning of year	7,264,001	14,605,334	52,199,438	11,085,918	47,481,886
Net assets at end of year	$5,216,520	$17,271,146	$40,637,023	$13,321,087	$37,157,219

Accumulation unit activity
Units outstanding at beginning of year	5,248,246	10,636,266	33,100,861	8,410,635	31,834,663
Units purchased	214,664	5,996,483	3,133,995	4,746,494	1,377,865
Units redeemed	(900,741)	(1,062,378)	(4,081,742)	(841,357)	(2,697,042)
Units outstanding at end of year	4,562,169	15,570,371	32,153,114	12,315,772	30,515,486

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

130	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Mod, Cl 1	VP Mod, Cl 2	VP Mod, Cl 4	VP Mod Aggr, Cl 1	VP Mod Aggr, Cl 2
Operations
Investment income (loss) — net	$—	$(1,641,299)	$(2,456,484)	$—	$(2,150,776)
Net realized gain (loss) on sales of investments	(39,302)	12,595,488	14,770,744	(19,449)	20,023,562
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(4,895,069)	(85,635,637)	(117,156,622)	(18,301,142)	(162,249,474)
Net increase (decrease) in net assets resulting from operations	(4,934,371)	(74,681,448)	(104,842,362)	(18,320,591)	(144,376,688)

Contract transactions
Contract purchase payments	9,434,112	17,312,942	16,899,052	28,046,003	36,068,808
Net transfers(1)	9,452,577	(6,828,090)	(13,586,482)	30,316,375	(10,820,217)
Transfers for policy loans	(372,767)	(1,413,036)	(2,220,617)	(313,335)	(3,713,531)
Policy charges	(2,240,637)	(13,024,644)	(17,970,940)	(6,394,208)	(18,507,951)
Contract terminations:
Surrender benefits	(63,145)	(15,962,952)	(22,798,732)	(596,255)	(21,336,597)
Death benefits	—	(1,940,307)	(1,365,399)	—	(43,832)
Increase (decrease) from transactions	16,210,140	(21,856,087)	(41,043,118)	51,058,580	(18,353,320)
Net assets at beginning of year	25,663,051	448,231,445	630,044,193	92,106,255	813,229,571
Net assets at end of year	$36,938,820	$351,693,910	$484,158,713	$124,844,244	$650,499,563

Accumulation unit activity
Units outstanding at beginning of year	18,995,275	219,116,853	304,929,678	65,043,450	357,968,550
Units purchased	16,020,327	15,579,867	9,356,131	47,680,670	28,538,255
Units redeemed	(2,303,155)	(27,294,086)	(32,161,246)	(6,020,605)	(37,760,657)
Units outstanding at end of year	32,712,447	207,402,634	282,124,563	106,703,515	348,746,148

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	131

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Mod Aggr, Cl 4	VP Mod Conserv, Cl 1	VP Mod Conserv, Cl 2	VP Mod Conserv, Cl 4	VP Ptnrs Core Bond, Cl 1
Operations
Investment income (loss) — net	$(4,287,887)	$—	$(222,115)	$(294,067)	$8,914
Net realized gain (loss) on sales of investments	17,384,087	(10,137)	958,972	1,619,583	(12,548)
Distributions from capital gains	—	—	—	—	3,897
Net change in unrealized appreciation or depreciation of investments	(220,567,643)	(228,327)	(9,842,710)	(13,282,085)	(73,180)
Net increase (decrease) in net assets resulting from operations	(207,471,443)	(238,464)	(9,105,853)	(11,956,569)	(72,917)

Contract transactions
Contract purchase payments	33,647,736	739,466	1,853,740	2,331,336	136,068
Net transfers(1)	(7,814,621)	(56,921)	(1,875,318)	(3,108,932)	79,039
Transfers for policy loans	(3,379,951)	—	(307,132)	66,292	(10,581)
Policy charges	(20,736,144)	(179,215)	(2,064,549)	(2,736,394)	(43,139)
Contract terminations:
Surrender benefits	(38,960,011)	(42,200)	(1,698,736)	(2,374,456)	—
Death benefits	(371,134)	—	(39,625)	(278,388)	—
Increase (decrease) from transactions	(37,614,125)	461,130	(4,131,620)	(6,100,542)	161,387
Net assets at beginning of year	1,166,624,254	1,578,201	56,512,345	74,134,266	455,493
Net assets at end of year	$921,538,686	$1,800,867	$43,274,872	$56,077,155	$543,963

Accumulation unit activity
Units outstanding at beginning of year	501,421,840	1,234,414	31,916,602	41,861,507	396,703
Units purchased	17,817,594	647,560	1,281,467	1,663,611	202,086
Units redeemed	(36,140,569)	(206,500)	(4,035,166)	(5,674,906)	(52,421)
Units outstanding at end of year	483,098,865	1,675,474	29,162,903	37,850,212	546,368

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

132	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Ptnrs Core Bond, Cl 2	VP Ptnrs Core Eq, Cl 1	VP Ptnrs Core Eq, Cl 2	VP Ptnrs Core Eq, Cl 3	VP Ptnrs Intl Core Eq, Cl 1
Operations
Investment income (loss) — net	$8,892	$—	$—	$(29,982)	$27,978
Net realized gain (loss) on sales of investments	(88,533)	(1,132)	5,271	402,372	(32,576)
Distributions from capital gains	4,667	—	—	—	245,202
Net change in unrealized appreciation or depreciation of investments	(43,536)	(60,425)	(111,517)	(1,715,798)	(525,286)
Net increase (decrease) in net assets resulting from operations	(118,510)	(61,557)	(106,246)	(1,343,408)	(284,682)

Contract transactions
Contract purchase payments	38,126	150,095	40,868	165,951	339,907
Net transfers(1)	(340,341)	179,167	27,505	(299,051)	383,563
Transfers for policy loans	(9,061)	—	3,619	(45,693)	(39,429)
Policy charges	(22,461)	(27,490)	(11,480)	(129,737)	(82,616)
Contract terminations:
Surrender benefits	(68,292)	(167)	(5,708)	(158,844)	(4,644)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(402,029)	301,605	54,804	(467,374)	596,781
Net assets at beginning of year	964,459	273,904	597,446	7,679,393	1,425,214
Net assets at end of year	$443,920	$513,952	$546,004	$5,868,611	$1,737,313

Accumulation unit activity
Units outstanding at beginning of year	764,335	160,417	178,129	1,815,078	1,039,897
Units purchased	33,077	222,490	25,240	104,013	649,746
Units redeemed	(390,241)	(18,818)	(5,919)	(251,995)	(114,750)
Units outstanding at end of year	407,171	364,089	197,450	1,667,096	1,574,893

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	133

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Ptnrs Intl Core Eq, Cl 2	VP Ptnrs Intl Gro, Cl 1	VP Ptnrs Intl Gro, Cl 2	VP Ptnrs Intl Val, Cl 1	VP Ptnrs Intl Val, Cl 2
Operations
Investment income (loss) — net	$36,606	$—	$—	$24,975	$60,720
Net realized gain (loss) on sales of investments	(118,005)	(49,578)	(117,060)	(4,186)	(92,462)
Distributions from capital gains	327,269	174,016	321,698	—	—
Net change in unrealized appreciation or depreciation of investments	(725,843)	(1,010,918)	(2,092,803)	(124,472)	(347,111)
Net increase (decrease) in net assets resulting from operations	(479,973)	(886,480)	(1,888,165)	(103,683)	(378,853)

Contract transactions
Contract purchase payments	156,897	876,241	595,636	336,652	281,525
Net transfers(1)	(129,707)	711,035	(30,046)	231,426	86,946
Transfers for policy loans	(33,498)	(48,382)	16,160	(9,363)	(82,415)
Policy charges	(35,719)	(167,494)	(144,435)	(62,778)	(49,153)
Contract terminations:
Surrender benefits	(13,660)	(15,144)	(82,672)	(5,841)	(74,217)
Death benefits	—	—	—	—	—
Increase (decrease) from transactions	(55,687)	1,356,256	354,643	490,096	162,686
Net assets at beginning of year	2,283,710	2,993,087	6,793,369	1,038,019	2,976,179
Net assets at end of year	$1,748,050	$3,462,863	$5,259,847	$1,424,432	$2,760,012

Accumulation unit activity
Units outstanding at beginning of year	1,268,869	1,925,493	3,294,359	920,717	1,946,624
Units purchased	105,885	1,304,046	383,731	585,785	247,464
Units redeemed	(166,201)	(190,592)	(190,070)	(79,435)	(148,400)
Units outstanding at end of year	1,208,553	3,038,947	3,488,020	1,427,067	2,045,688

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

134	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP Ptnrs Sm Cap Gro, Cl 1	VP Ptnrs Sm Cap Gro, Cl 2	VP Ptnrs Sm Cap Val, Cl 1	VP Ptnrs Sm Cap Val, Cl 2	VP Ptnrs Sm Cap Val, Cl 3
Operations
Investment income (loss) — net	$—	$—	$—	$—	$(58,252)
Net realized gain (loss) on sales of investments	(6,049)	10,652	751	32,572	446,451
Distributions from capital gains	—	—	—	—	—
Net change in unrealized appreciation or depreciation of investments	(175,658)	(316,449)	(60,769)	(192,207)	(2,475,968)
Net increase (decrease) in net assets resulting from operations	(181,707)	(305,797)	(60,018)	(159,635)	(2,087,769)

Contract transactions
Contract purchase payments	176,261	98,707	129,487	89,837	441,461
Net transfers(1)	49,789	(48,923)	32,815	(242,119)	(430,725)
Transfers for policy loans	(143)	(29,276)	—	(30,161)	(133,890)
Policy charges	(34,916)	(24,813)	(30,796)	(40,261)	(330,283)
Contract terminations:
Surrender benefits	(1,102)	(28,463)	—	(14,770)	(486,770)
Death benefits	—	—	—	—	(720)
Increase (decrease) from transactions	189,889	(32,768)	131,506	(237,474)	(940,927)
Net assets at beginning of year	571,913	1,069,901	422,259	1,425,178	16,045,263
Net assets at end of year	$580,095	$731,336	$493,747	$1,028,069	$13,016,567

Accumulation unit activity
Units outstanding at beginning of year	370,830	368,283	321,612	609,219	4,687,413
Units purchased	189,594	44,955	136,748	43,151	141,928
Units redeemed	(30,865)	(58,018)	(26,391)	(146,295)	(444,288)
Units outstanding at end of year	529,559	355,220	431,969	506,075	4,385,053

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	135

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	VP US Flex Conserv Gro, Cl 1	VP US Flex Gro, Cl 1	VP US Flex Mod Gro, Cl 1	Wanger Acorn	Wanger Intl
Operations
Investment income (loss) — net	$—	$—	$—	$(436,719)	$313,869
Net realized gain (loss) on sales of investments	(285)	(9,692)	(530)	(3,285,576)	(1,947,412)
Distributions from capital gains	—	—	—	32,579,264	12,731,509
Net change in unrealized appreciation or depreciation of investments	(40,979)	(1,053,315)	(563,069)	(72,039,737)	(45,357,938)
Net increase (decrease) in net assets resulting from operations	(41,264)	(1,063,007)	(563,599)	(43,182,768)	(34,259,972)

Contract transactions
Contract purchase payments	30,734	2,056,671	707,282	2,774,707	2,438,347
Net transfers(1)	179,491	912,559	522,064	(328,035)	(1,258,069)
Transfers for policy loans	—	416	—	(351,836)	(339,931)
Policy charges	(9,742)	(462,735)	(201,012)	(2,197,870)	(1,670,289)
Contract terminations:
Surrender benefits	—	(35,434)	—	(3,102,710)	(2,390,891)
Death benefits	—	—	—	(39,203)	(37,749)
Increase (decrease) from transactions	200,483	2,471,477	1,028,334	(3,244,947)	(3,258,582)
Net assets at beginning of year	140,418	4,859,551	2,948,230	128,788,714	100,655,737
Net assets at end of year	$299,637	$6,268,021	$3,412,965	$82,360,999	$63,137,183

Accumulation unit activity
Units outstanding at beginning of year	111,557	3,561,611	2,246,513	22,005,085	27,689,136
Units purchased	182,611	2,505,525	1,077,024	786,682	1,008,426
Units redeemed	(8,941)	(427,704)	(176,555)	(1,467,917)	(2,296,059)
Units outstanding at end of year	285,227	5,639,432	3,146,982	21,323,850	26,401,503

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

136	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Statement of Changes in Net Assets

Year ended December 31, 2022 (continued)	WA Var Global Hi Yd Bond, Cl I	WA Var Global Hi Yd Bond, Cl II
Operations
Investment income (loss) — net	$48,372	$18,248
Net realized gain (loss) on sales of investments	(10,158)	(17,534)
Distributions from capital gains	—	—
Net change in unrealized appreciation or depreciation of investments	(109,732)	(56,663)
Net increase (decrease) in net assets resulting from operations	(71,518)	(55,949)

Contract transactions
Contract purchase payments	233,874	36,682
Net transfers(1)	198,136	(104,936)
Transfers for policy loans	267	(14,557)
Policy charges	(65,451)	(9,746)
Contract terminations:
Surrender benefits	(29,102)	(529)
Death benefits	—	—
Increase (decrease) from transactions	337,724	(93,086)
Net assets at beginning of year	482,966	425,251
Net assets at end of year	$749,172	$276,216

Accumulation unit activity
Units outstanding at beginning of year	411,098	302,894
Units purchased	416,061	29,191
Units redeemed	(88,025)	(103,673)
Units outstanding at end of year	739,134	228,412

(1)	Includes transfer activity from (to) other divisions and transfers from (to) RiverSource Life’s fixed account.

See accompanying notes to financial statements.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	137

Notes to Financial Statements

1. ORGANIZATION

RiverSource Variable Life Separate Account (the Account) was established under Minnesota law as a segregated asset account of RiverSource Life Insurance Company (RiverSource Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce of the State of Minnesota.

The Account is used as a funding vehicle for individual variable life insurance policies issued by RiverSource Life. The following is a list of each variable life insurance product funded through the Account.

RiverSource® Single Premium Variable Life Insurance (SPVL)*

RiverSource Succession Select® Variable Life Insurance (Succession Select)*

RiverSource® Variable Second-To-Die Life Insurance (V2D)*

RiverSource® Variable Universal Life Insurance (VUL)

RiverSource® Variable Universal Life Insurance III (VUL III)

RiverSource® Variable Universal Life IV (VUL IV)

RiverSource® Variable Universal Life IV – Estate Series (VUL IV – ES)

RiverSource® Variable Universal Life 5 (VUL 5)

RiverSource® Variable Universal Life 5 – Estate Series (VUL 5 – ES)

RiverSource® Variable Universal Life 6 Insurance (VUL 6)

RiverSource® Single Premium Variable Life Insurance Policy (RVS SPVL)*

RiverSource® Survivorship Variable Universal Life Insurance (SVUL)

RiverSource® Variable Universal Life 6 Insurance v3 (VUL 6 v3)

*

New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable life insurance policies invest in subaccounts. For each division, the financial statements are comprised of a statement of assets and liabilities as of December 31, 2023, a related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, all presented to reflect a full twelve month period except as noted below.

Division	Fund
AB VPS Dyn Asset Alloc, Cl B	AB VPS Dynamic Asset Allocation Portfolio (Class B)
AB VPS Intl Val, Cl B	AB VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl A	AB VPS Large Cap Growth Portfolio (Class A)
AB VPS Lg Cap Gro, Cl B	AB VPS Large Cap Growth Portfolio (Class B)
AB VPS Relative Val, Cl B	AB VPS Relative Value Portfolio (Class B) (previously AB VPS Growth and Income Portfolio (Class B))
Allspg VT Index Asset Alloc, Cl 2	Allspring VT Index Asset Allocation Fund – Class 2
Allspg VT Intl Eq, Cl 2	Allspring VT International Equity Fund – Class 2(1)
Allspg VT Opp, Cl 1	Allspring VT Opportunity Fund – Class 1
Allspg VT Opp, Cl 2	Allspring VT Opportunity Fund – Class 2
Allspg VT Sm Cap Gro, Cl 1	Allspring VT Small Cap Growth Fund – Class 1
Allspg VT Sm Cap Gro, Cl 2	Allspring VT Small Cap Growth Fund – Class 2
ALPS Alerian Engy Infr, Class I	ALPS/Alerian Energy Infrastructure Portfolio: Class I
ALPS Alerian Engy Infr, Class III	ALPS/Alerian Energy Infrastructure Portfolio: Class III
AC VP Intl, Cl I	American Century VP International, Class I(2)
AC VP Intl, Cl II	American Century VP International, Class II(3)
AC VP Val, Cl I	American Century VP Value, Class I(4)
AC VP Val, Cl II	American Century VP Value, Class II(5)
BlackRock Global Alloc, Cl I	BlackRock Global Allocation V.I. Fund (Class I)
BlackRock Global Alloc, Cl III	BlackRock Global Allocation V.I. Fund (Class III)
Calvert VP EAFE Intl Index, Cl F	Calvert VP EAFE International Index Portfolio – Class F(6) (renamed to CVT EAFE International Index Portfolio – Class F effective sometime during the second quarter of 2024)
Calvert VP EAFE Intl Index, Cl I	Calvert VP EAFE International Index Portfolio – Class I(6) (renamed to CVT EAFE International Index Portfolio – Class I effective sometime during the second quarter of 2024)

138	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Division	Fund
Calvert VP Nasdaq 100 Index, Cl F	Calvert VP Nasdaq 100 Index Portfolio – Class F(6) (renamed to CVT Nasdaq 100 Index Portfolio – Class F effective sometime during the second quarter of 2024)
Calvert VP Nasdaq 100 Index, Cl I	Calvert VP Nasdaq 100 Index Portfolio – Class I(6) (renamed to CVT Nasdaq 100 Index Portfolio – Class I effective sometime during the second quarter of 2024)
Calv VP Russ 2000 Sm Cap Ind, Cl F	Calvert VP Russell 2000® Small Cap Index Portfolio – Class F(6) (renamed to CVT Russell 2000® Small Cap Index Portfolio – Class F effective sometime during the second quarter of 2024)
Calv VP Russ 2000 Sm Cap Ind, Cl I	Calvert VP Russell 2000® Small Cap Index Portfolio – Class I(6) (renamed to CVT Russell 2000® Small Cap Index Portfolio – Class I effective sometime during the second quarter of 2024)
Calvert VP SRI Bal, Cl I	Calvert VP SRI Balanced Portfolio – Class I
Col VP Bal, Cl 1	Columbia Variable Portfolio – Balanced Fund (Class 1)
Col VP Bal, Cl 3	Columbia Variable Portfolio – Balanced Fund (Class 3)
Col VP Commodity Strategy, Cl 1	Columbia Variable Portfolio – Commodity Strategy Fund (Class 1)
Col VP Commodity Strategy, Cl 2	Columbia Variable Portfolio – Commodity Strategy Fund (Class 2)
Col VP Contrarian Core, Cl 1	Columbia Variable Portfolio – Contrarian Core Fund (Class 1)
Col VP Contrarian Core, Cl 2	Columbia Variable Portfolio – Contrarian Core Fund (Class 2)
Col VP Disciplined Core, Cl 1	Columbia Variable Portfolio – Disciplined Core Fund (Class 1)
Col VP Disciplined Core, Cl 2	Columbia Variable Portfolio – Disciplined Core Fund (Class 2)
Col VP Disciplined Core, Cl 3	Columbia Variable Portfolio – Disciplined Core Fund (Class 3)
Col VP Divd Opp, Cl 1	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 1)
Col VP Divd Opp, Cl 2	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 2)
Col VP Divd Opp, Cl 3	Columbia Variable Portfolio – Dividend Opportunity Fund (Class 3)
Col VP Emerg Mkts Bond, Cl 1	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 1)
Col VP Emerg Mkts Bond, Cl 2	Columbia Variable Portfolio – Emerging Markets Bond Fund (Class 2)
Col VP Emer Mkts, Cl 1	Columbia Variable Portfolio – Emerging Markets Fund (Class 1)
Col VP Emer Mkts, Cl 2	Columbia Variable Portfolio – Emerging Markets Fund (Class 2)
Col VP Emer Mkts, Cl 3	Columbia Variable Portfolio – Emerging Markets Fund (Class 3)
Col VP Global Strategic Inc, Cl 2	Columbia Variable Portfolio – Global Strategic Income Fund (Class 2)
Col VP Global Strategic Inc, Cl 3	Columbia Variable Portfolio – Global Strategic Income Fund (Class 3)
Col VP Govt Money Mkt, Cl 1	Columbia Variable Portfolio – Government Money Market Fund (Class 1)
Col VP Govt Money Mkt, Cl 2	Columbia Variable Portfolio – Government Money Market Fund (Class 2)
Col VP Govt Money Mkt, Cl 3	Columbia Variable Portfolio – Government Money Market Fund (Class 3)
Col VP Hi Yield Bond, Cl 1	Columbia Variable Portfolio – High Yield Bond Fund (Class 1)
Col VP Hi Yield Bond, Cl 2	Columbia Variable Portfolio – High Yield Bond Fund (Class 2)
Col VP Hi Yield Bond, Cl 3	Columbia Variable Portfolio – High Yield Bond Fund (Class 3)
Col VP Inc Opp, Cl 1	Columbia Variable Portfolio – Income Opportunities Fund (Class 1)
Col VP Inc Opp, Cl 2	Columbia Variable Portfolio – Income Opportunities Fund (Class 2)
Col VP Inc Opp, Cl 3	Columbia Variable Portfolio – Income Opportunities Fund (Class 3)
Col VP Inter Bond, Cl 1	Columbia Variable Portfolio – Intermediate Bond Fund (Class 1)
Col VP Inter Bond, Cl 2	Columbia Variable Portfolio – Intermediate Bond Fund (Class 2)
Col VP Inter Bond, Cl 3	Columbia Variable Portfolio – Intermediate Bond Fund (Class 3)
Col VP Lg Cap Gro, Cl 1	Columbia Variable Portfolio – Large Cap Growth Fund (Class 1)
Col VP Lg Cap Gro, Cl 2	Columbia Variable Portfolio – Large Cap Growth Fund (Class 2)
Col VP Lg Cap Gro, Cl 3	Columbia Variable Portfolio – Large Cap Growth Fund (Class 3)
Col VP Lg Cap Index, Cl 1	Columbia Variable Portfolio – Large Cap Index Fund (Class 1)
Col VP Lg Cap Index, Cl 3	Columbia Variable Portfolio – Large Cap Index Fund (Class 3)
Col VP Limited Duration Cr, Cl 1	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 1)
Col VP Limited Duration Cr, Cl 2	Columbia Variable Portfolio – Limited Duration Credit Fund (Class 2)
Col VP Long Govt/Cr Bond, Cl 1	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 1)
Col VP Long Govt/Cr Bond, Cl 2	Columbia Variable Portfolio – Long Government/Credit Bond Fund (Class 2)
Col VP Overseas Core, Cl 1	Columbia Variable Portfolio – Overseas Core Fund (Class 1)
Col VP Overseas Core, Cl 2	Columbia Variable Portfolio – Overseas Core Fund (Class 2)
Col VP Overseas Core, Cl 3	Columbia Variable Portfolio – Overseas Core Fund (Class 3)
Col VP Select Lg Cap Val, Cl 1	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 1)
Col VP Select Lg Cap Val, Cl 2	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 2)
Col VP Select Lg Cap Val, Cl 3	Columbia Variable Portfolio – Select Large Cap Value Fund (Class 3)
Col VP Select Mid Cap Gro, Cl 1	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 1)
Col VP Select Mid Cap Gro, Cl 2	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 2)
Col VP Select Mid Cap Gro, Cl 3	Columbia Variable Portfolio – Select Mid Cap Growth Fund (Class 3)
Col VP Select Mid Cap Val, Cl 1	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 1)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	139

Division	Fund
Col VP Select Mid Cap Val, Cl 2	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 2)
Col VP Select Mid Cap Val, Cl 3	Columbia Variable Portfolio – Select Mid Cap Value Fund (Class 3)
Col VP Select Sm Cap Val, Cl 1	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 1)
Col VP Select Sm Cap Val, Cl 2	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 2)
Col VP Select Sm Cap Val, Cl 3	Columbia Variable Portfolio – Select Small Cap Value Fund (Class 3)
Col VP Sel Gbl Tech, Cl 1	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 1)(6)
Col VP Sel Gbl Tech, Cl 2	Columbia Variable Portfolio – Seligman Global Technology Fund (Class 2)(6)
Col VP Strategic Inc, Cl 1	Columbia Variable Portfolio – Strategic Income Fund (Class 1)
Col VP Strategic Inc, Cl 2	Columbia Variable Portfolio – Strategic Income Fund (Class 2)
Col VP US Govt Mtge, Cl 1	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 1)
Col VP US Govt Mtge, Cl 2	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 2)
Col VP US Govt Mtge, Cl 3	Columbia Variable Portfolio – U.S. Government Mortgage Fund (Class 3)
CS Commodity Return, Cl 1	Credit Suisse Trust – Commodity Return Strategy Portfolio, Class 1
CTIVP AC Div Bond, Cl 1	CTIVP® – American Century Diversified Bond Fund (Class 1)
CTIVP AC Div Bond, Cl 2	CTIVP® – American Century Diversified Bond Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 1	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 1)
CTIVP BR Gl Infl Prot Sec, Cl 2	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 2)
CTIVP BR Gl Infl Prot Sec, Cl 3	CTIVP® – BlackRock Global Inflation-Protected Securities Fund (Class 3)
CTIVP CenterSquare Real Est, Cl 1	CTIVP® – CenterSquare Real Estate Fund (Class 1)
CTIVP CenterSquare Real Est, Cl 2	CTIVP® – CenterSquare Real Estate Fund (Class 2)
CTIVP MFS Val, Cl 1	CTIVP® – MFS® Value Fund (Class 1)
CTIVP MFS Val, Cl 2	CTIVP® – MFS® Value Fund (Class 2)
CTIVP MS Adv, Cl 1	CTIVP® – Morgan Stanley Advantage Fund (Class 1) (renamed to CTIVP® – Westfield Select Large Cap Growth Fund (Class 1) effective sometime during the second quarter of 2024)
CTIVP MS Adv, Cl 2	CTIVP® – Morgan Stanley Advantage Fund (Class 2) (renamed to CTIVP® – Westfield Select Large Cap Growth Fund (Class 2) effective sometime during the second quarter of 2024)
CTIVP Prin Blue Chip Gro, Cl 1	CTIVP® – Principal Blue Chip Growth Fund (Class 1)
CTIVP Prin Blue Chip Gro, Cl 2	CTIVP® – Principal Blue Chip Growth Fund (Class 2)
CTIVP T Rowe Price LgCap Val, Cl 1	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 1)
CTIVP T Rowe Price LgCap Val, Cl 2	CTIVP® – T. Rowe Price Large Cap Value Fund (Class 2)
CTIVP TCW Core Plus Bond, Cl 1	CTIVP® – TCW Core Plus Bond Fund (Class 1)
CTIVP TCW Core Plus Bond, Cl 2	CTIVP® – TCW Core Plus Bond Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 1	CTIVP® – Victory Sycamore Established Value Fund (Class 1)
CTIVP Vty Sycamore Estb Val, Cl 2	CTIVP® – Victory Sycamore Established Value Fund (Class 2)
CTIVP Vty Sycamore Estb Val, Cl 3	CTIVP® – Victory Sycamore Established Value Fund (Class 3)
CTIVP Westfield Mid Cap Gro, Cl 1	CTIVP® – Westfield Mid Cap Growth Fund (Class 1)
CTIVP Westfield Mid Cap Gro, Cl 2	CTIVP® – Westfield Mid Cap Growth Fund (Class 2)
Del Ivy VIP Asset Strategy, Cl II	Delaware Ivy VIP Asset Strategy, Class II (renamed to Macquarie VIP Asset Strategy Series – Service Class effective sometime during the second quarter of 2024)
DWS Alt Asset Alloc VIP, Cl A	DWS Alternative Asset Allocation VIP, Class A
DWS Alt Asset Alloc VIP, Cl B	DWS Alternative Asset Allocation VIP, Class B
EV VT Floating-Rate Inc, Init Cl	Eaton Vance VT Floating-Rate Income Fund – Initial Class
Fid VIP Contrafund, Init Cl	Fidelity® VIP ContrafundSM Portfolio Initial Class
Fid VIP Contrafund, Serv Cl 2	Fidelity® VIP ContrafundSM Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl	Fidelity® VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2	Fidelity® VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Init Cl	Fidelity® VIP Mid Cap Portfolio Initial Class
Fid VIP Mid Cap, Serv Cl	Fidelity® VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl	Fidelity® VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2	Fidelity® VIP Overseas Portfolio Service Class 2
Fid VIP Strategic Inc, Init Cl	Fidelity® VIP Strategic Income Portfolio Initial Class
Fid VIP Strategic Inc, Serv Cl 2	Fidelity® VIP Strategic Income Portfolio Service Class 2
Frank Global Real Est, Cl 2	Franklin Global Real Estate VIP Fund – Class 2
Frank Inc, Cl 1	Franklin Income VIP Fund – Class 1
Frank Inc, Cl 2	Franklin Income VIP Fund – Class 2
Frank Mutual Shares, Cl 1	Franklin Mutual Shares VIP Fund – Class 1
Frank Mutual Shares, Cl 2	Franklin Mutual Shares VIP Fund – Class 2
Frank Sm Cap Val, Cl 1	Franklin Small Cap Value VIP Fund – Class 1
Frank Sm Cap Val, Cl 2	Franklin Small Cap Value VIP Fund – Class 2
GS VIT Mid Cap Val, Inst	Goldman Sachs VIT Mid Cap Value Fund – Institutional Shares
GS VIT Multi-Strategy Alt, Advisor	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio – Advisor Shares

140	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Division	Fund
GS VIT Sm Cap Eq Insights, Inst	Goldman Sachs VIT Small Cap Equity Insights Fund – Institutional Shares
GS VIT U.S. Eq Insights, Inst	Goldman Sachs VIT U.S. Equity Insights Fund – Institutional Shares
Invesco VI Am Fran, Ser I	Invesco V.I. American Franchise Fund, Series I Shares
Invesco VI Am Fran, Ser II	Invesco V.I. American Franchise Fund, Series II Shares
Invesco VI Bal Risk Alloc, Ser I	Invesco V.I. Balanced-Risk Allocation Fund, Series I Shares
Invesco VI Bal Risk Alloc, Ser II	Invesco V.I. Balanced-Risk Allocation Fund, Series II Shares
Invesco VI Comstock, Ser II	Invesco V.I. Comstock Fund, Series II Shares
Invesco VI Core Eq, Ser I	Invesco V.I. Core Equity Fund, Series I Shares
Invesco VI Dis Mid Cap Gro, Ser I	Invesco V.I. Discovery Mid Cap Growth Fund, Series I Shares
Invesco VI Div Divd, Ser I	Invesco V.I. Diversified Dividend Fund, Series I Shares
Invesco VI EQV Intl Eq, Ser II	Invesco V.I. EQV International Equity Fund, Series II Shares
Invesco VI Global, Ser I	Invesco V.I. Global Fund, Series I Shares
Invesco VI Global, Ser II	Invesco V.I. Global Fund, Series II Shares
Invesco VI Gbl Strat Inc, Ser I	Invesco V.I. Global Strategic Income Fund, Series I Shares
Invesco VI Gbl Strat Inc, Ser II	Invesco V.I. Global Strategic Income Fund, Series II Shares
Invesco VI Mn St Sm Cap, Ser I	Invesco V.I. Main Street Small Cap Fund®, Series I Shares
Invesco VI Mn St Sm Cap, Ser II	Invesco V.I. Main Street Small Cap Fund®, Series II Shares
Invesco VI Tech, Ser I	Invesco V.I. Technology Fund, Series I Shares
Invesco VI Tech, Ser II	Invesco V.I. Technology Fund, Series II Shares(6)
Janus Henderson VIT Bal, Inst	Janus Henderson VIT Balanced Portfolio: Institutional Shares
Janus Henderson VIT Bal, Serv	Janus Henderson VIT Balanced Portfolio: Service Shares
Janus Henderson VIT Enter, Serv	Janus Henderson VIT Enterprise Portfolio: Service Shares
Janus Henderson VIT Flex Bd, Inst	Janus Henderson VIT Flexible Bond Portfolio: Institutional Shares
Janus Henderson VIT Flex Bd, Serv	Janus Henderson VIT Flexible Bond Portfolio: Service Shares
Janus Hend VIT Gbl Tech Innov, Srv	Janus Henderson VIT Global Technology and Innovation Portfolio: Service Shares
Janus Henderson VIT Overseas, Serv	Janus Henderson VIT Overseas Portfolio: Service Shares
Janus Henderson VIT Res, Inst	Janus Henderson VIT Research Portfolio: Institutional Shares
Janus Henderson VIT Res, Serv	Janus Henderson VIT Research Portfolio: Service Shares
Lazard Ret Global Dyn MA, Inv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Investor Shares
Lazard Ret Global Dyn MA, Serv	Lazard Retirement Global Dynamic Multi-Asset Portfolio – Service Shares
MFS Mass Inv Gro Stock, Serv Cl	MFS® Massachusetts Investors Growth Stock Portfolio – Service Class
MFS New Dis, Serv Cl	MFS® New Discovery Series – Service Class
MFS Utilities, Init Cl	MFS® Utilities Series – Initial Class
MFS Utilities, Serv Cl	MFS® Utilities Series – Service Class
MS VIF Dis, Cl I	Morgan Stanley VIF Discovery Portfolio, Class I Shares
MS VIF Dis, Cl II	Morgan Stanley VIF Discovery Portfolio, Class II Shares
MS VIF Global Real Est, Cl II	Morgan Stanley VIF Global Real Estate Portfolio, Class II Shares
NB AMT Sus Eq, Cl I	Neuberger Berman AMT Sustainable Equity Portfolio (Class I)
NB AMT Sus Eq, Cl S	Neuberger Berman AMT Sustainable Equity Portfolio (Class S)
NB AMT US Eq Index PW Strat, Cl S	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S)(7)
PIMCO VIT All Asset, Advisor Cl	PIMCO VIT All Asset Portfolio, Advisor Class
PIMCO VIT All Asset, Inst Cl	PIMCO VIT All Asset Portfolio, Institutional Class
PIMCO VIT Glb Man As Alloc, Adv Cl	PIMCO VIT Global Managed Asset Allocation Portfolio, Advisor Class
PIMCO VIT Tot Return, Advisor Cl	PIMCO VIT Total Return Portfolio, Advisor Class
PIMCO VIT Tot Return, Inst Cl	PIMCO VIT Total Return Portfolio, Institutional Class
Put VT Global Hlth Care, Cl IA	Putnam VT Global Health Care Fund – Class IA Shares(6)
Put VT Global Hlth Care, Cl IB	Putnam VT Global Health Care Fund – Class IB Shares
Put VT Hi Yield, Cl IB	Putnam VT High Yield Fund – Class IB Shares
Put VT Intl Eq, Cl IB	Putnam VT International Equity Fund – Class IB Shares
Put VT Sus Leaders, Cl IA	Putnam VT Sustainable Leaders Fund – Class IA Shares
Put VT Sus Leaders, Cl IB	Putnam VT Sustainable Leaders Fund – Class IB Shares
Royce Micro-Cap, Invest Cl	Royce Capital Fund – Micro-Cap Portfolio, Investment Class
Temp Global Bond, Cl 1	Templeton Global Bond VIP Fund – Class 1
Temp Global Bond, Cl 2	Templeton Global Bond VIP Fund – Class 2
Third Ave VST Third Ave Value	Third Avenue VST Third Avenue Value Portfolio
VanEck VIP Global Gold, Cl S	VanEck VIP Global Gold Fund (Class S Shares)
VP Aggr, Cl 1	Variable Portfolio – Aggressive Portfolio (Class 1)
VP Aggr, Cl 2	Variable Portfolio – Aggressive Portfolio (Class 2)
VP Aggr, Cl 4	Variable Portfolio – Aggressive Portfolio (Class 4)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	141

Division	Fund
VP Conserv, Cl 1	Variable Portfolio – Conservative Portfolio (Class 1)
VP Conserv, Cl 2	Variable Portfolio – Conservative Portfolio (Class 2)
VP Conserv, Cl 4	Variable Portfolio – Conservative Portfolio (Class 4)
VP Man Vol Conserv, Cl 1	Variable Portfolio – Managed Volatility Conservative Fund (Class 1)
VP Man Vol Conserv, Cl 2	Variable Portfolio – Managed Volatility Conservative Fund (Class 2)
VP Man Vol Conserv Gro, Cl 1	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 1)
VP Man Vol Conserv Gro, Cl 2	Variable Portfolio – Managed Volatility Conservative Growth Fund (Class 2)
VP Man Vol Gro, Cl 1	Variable Portfolio – Managed Volatility Growth Fund (Class 1)
VP Man Vol Gro, Cl 2	Variable Portfolio – Managed Volatility Growth Fund (Class 2)
VP Man Vol Mod Gro, Cl 1	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 1)
VP Man Vol Mod Gro, Cl 2	Variable Portfolio – Managed Volatility Moderate Growth Fund (Class 2)
VP Mod, Cl 1	Variable Portfolio – Moderate Portfolio (Class 1)
VP Mod, Cl 2	Variable Portfolio – Moderate Portfolio (Class 2)
VP Mod, Cl 4	Variable Portfolio – Moderate Portfolio (Class 4)
VP Mod Aggr, Cl 1	Variable Portfolio – Moderately Aggressive Portfolio (Class 1)
VP Mod Aggr, Cl 2	Variable Portfolio – Moderately Aggressive Portfolio (Class 2)
VP Mod Aggr, Cl 4	Variable Portfolio – Moderately Aggressive Portfolio (Class 4)
VP Mod Conserv, Cl 1	Variable Portfolio – Moderately Conservative Portfolio (Class 1)
VP Mod Conserv, Cl 2	Variable Portfolio – Moderately Conservative Portfolio (Class 2)
VP Mod Conserv, Cl 4	Variable Portfolio – Moderately Conservative Portfolio (Class 4)
VP Ptnrs Core Bond, Cl 1	Variable Portfolio – Partners Core Bond Fund (Class 1)
VP Ptnrs Core Bond, Cl 2	Variable Portfolio – Partners Core Bond Fund (Class 2)
VP Ptnrs Core Eq, Cl 1	Variable Portfolio – Partners Core Equity Fund (Class 1)
VP Ptnrs Core Eq, Cl 2	Variable Portfolio – Partners Core Equity Fund (Class 2)
VP Ptnrs Core Eq, Cl 3	Variable Portfolio – Partners Core Equity Fund (Class 3)
VP Ptnrs Intl Core Eq, Cl 1	Variable Portfolio – Partners International Core Equity Fund (Class 1)
VP Ptnrs Intl Core Eq, Cl 2	Variable Portfolio – Partners International Core Equity Fund (Class 2)
VP Ptnrs Intl Gro, Cl 1	Variable Portfolio – Partners International Growth Fund (Class 1)
VP Ptnrs Intl Gro, Cl 2	Variable Portfolio – Partners International Growth Fund (Class 2)
VP Ptnrs Intl Val, Cl 1	Variable Portfolio – Partners International Value Fund (Class 1)
VP Ptnrs Intl Val, Cl 2	Variable Portfolio – Partners International Value Fund (Class 2)
VP Ptnrs Sm Cap Gro, Cl 1	Variable Portfolio – Partners Small Cap Growth Fund (Class 1)
VP Ptnrs Sm Cap Gro, Cl 2	Variable Portfolio – Partners Small Cap Growth Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 1	Variable Portfolio – Partners Small Cap Value Fund (Class 1)
VP Ptnrs Sm Cap Val, Cl 2	Variable Portfolio – Partners Small Cap Value Fund (Class 2)
VP Ptnrs Sm Cap Val, Cl 3	Variable Portfolio – Partners Small Cap Value Fund (Class 3)
VP US Flex Conserv Gro, Cl 1	Variable Portfolio – U.S. Flexible Conservative Growth Fund (Class 1)
VP US Flex Gro, Cl 1	Variable Portfolio – U.S. Flexible Growth Fund (Class 1)
VP US Flex Mod Gro, Cl 1	Variable Portfolio – U.S. Flexible Moderate Growth Fund (Class 1)
Wanger Acorn	Wanger Acorn
Wanger Intl	Wanger International
WA Var Global Hi Yd Bond, Cl I	Western Asset Variable Global High Yield Bond Portfolio – Class I
WA Var Global Hi Yd Bond, Cl II	Western Asset Variable Global High Yield Bond Portfolio – Class II

(1)	Allspring VT International Equity Fund – Class 2 is scheduled to liquidate sometime during the second quarter of 2024.
(2)	American Century VP International, Class I is scheduled to reorganize into LVIP American Century International Fund, Standard Class II sometime during the second quarter of 2024.
(3)	American Century VP International, Class II is scheduled to reorganize into LVIP American Century International Fund, Service Class sometime during the second quarter of 2024.
(4)	American Century VP Value, Class I is scheduled to reorganize into LVIP American Century Value Fund, Standard Class II sometime during the second quarter of 2024.
(5)	American Century VP Value, Class II is scheduled to reorganize into LVIP American Century Value Fund, Service Class sometime during the second quarter of 2024.
(6)	For the period May 2, 2022 (commencement of operations) to December 31, 2022.
(7)	Neuberger Berman AMT U.S. Equity Index PutWrite Strategy Portfolio (Class S) is scheduled to liquidate sometime during the second quarter of 2024.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life.

RiverSource Life serves as the issuer of the variable life insurance policies.

142	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investments in the Funds

Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division’s share of the Funds’ undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the fair value measurement. The three levels of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 – Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 – Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been measured at fair value using the net asset value per share (or its equivalent) as a practical expedient and are therefore not categorized in the fair value hierarchy. There were no transfers between levels in the period ended December 31, 2023.

Federal Income Taxes

RiverSource Life is taxed as a life insurance company. The Account is treated as part of RiverSource Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the policies. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the policies.

Subsequent Events

Management has evaluated Account related events and transactions that occurred through the date the financial statements were issued. Management noted there were no items requiring adjustments or additional disclosures in the Account’s financial statements.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	143

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life deducts a daily mortality and expense risk fee equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

Product	Mortality and expense risk fee
SPVL	0.90%
Succession Select	0.45% or 0.90% (depending on the policy selected)
V2D	0.90%
VUL	0.90%
VUL III	0.45% or 0.90% (depending on the policy selected)
VUL IV	0.30%, 0.45% or 0.90% (depending on the policy selected)
VUL IV – ES	0.20%, 0.30% or 0.90% (depending on the policy selected)
VUL 5	0.00%
VUL 5 – ES	0.00%
VUL 6	0.00%
RVS SPVL	0.50%
SVUL	0.00%
VUL 6 v3	0.00%

RiverSource Life also deducts a daily minimum death benefit guarantee risk charge equal, on an annual basis, to 0.15% of the average daily net assets of each subaccount offered by the RVS SPVL product. This charge compensates RiverSource Life for the risk it assumes by providing a guaranteed minimum death benefit.

4. POLICY CHARGES

A monthly deduction is made for the cost of insurance and the policy fee. The cost of insurance for the policy month is determined on the monthly date by determining the net amount at risk, as of that day, and by then applying the cost of insurance rates to the net amount at risk which RiverSource Life is assuming for the succeeding month. The monthly deduction will be taken from the subaccounts as specified in the application for the policy.

A policy fee may be deducted each month to reimburse RiverSource Life for expenses incurred in administering the policy, such as processing claims, maintaining records, making policy changes and communicating with owners of policies.

RiverSource Life deducts a premium expense charge from each premium payment. It partially compensates RiverSource Life for expenses associated with administering and distributing the policy, including the agents’ compensation, advertising and printing the prospectus and sales literature. It also compensates RiverSource Life for paying taxes imposed by certain states and governmental subdivisions on premiums received by insurance companies.

Each month RiverSource Life deducts charges for any optional insurance benefits added to the policy by rider.

Some products may also charge a death benefit guarantee charge or a no lapse guarantee charge.

5. SURRENDER CHARGES

RiverSource Life may assess a surrender charge to help it recover certain expenses related to the issuance of the policy. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from surrender benefits paid by RiverSource Life. Charges by RiverSource Life for surrenders are not identified on an individual division basis.

144	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

6. RELATED PARTY TRANSACTIONS

RiverSource Life is a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial).

The following table reflects fees paid by certain affiliated funds to Ameriprise Financial and its affiliates.

Fee Agreement:	Fees Paid To:
Management Agreement	Columbia Management Investment Advisers, LLC
Shareholder Services Agreement	Columbia Management Investment Services Corp.
Plan and Agreement of Distribution	Columbia Management Investment Distributors, Inc.
Investment Advisory Agreement	Columbia Wanger Asset Management, LLC
Administrative Services Agreement	Columbia Wanger Asset Management, LLC

7. INVESTMENT TRANSACTIONS

The divisions’ purchases of Funds’ shares, including reinvestment of dividend distributions, for the year ended December 31, 2023 were as follows:

Division	Purchases
AB VPS Dyn Asset Alloc, Cl B	$177,313
AB VPS Intl Val, Cl B	3,838,642
AB VPS Lg Cap Gro, Cl A	5,102,138
AB VPS Lg Cap Gro, Cl B	12,980,969
AB VPS Relative Val, Cl B	6,795,429
Allspg VT Index Asset Alloc, Cl 2	2,183,013
Allspg VT Intl Eq, Cl 2	1,458,335
Allspg VT Opp, Cl 1	431,695
Allspg VT Opp, Cl 2	3,282,296
Allspg VT Sm Cap Gro, Cl 1	1,613,613
Allspg VT Sm Cap Gro, Cl 2	2,522,964
ALPS Alerian Engy Infr, Class I	1,298,418
ALPS Alerian Engy Infr, Class III	2,296,495
AC VP Intl, Cl I	603,374
AC VP Intl, Cl II	1,518,050
AC VP Val, Cl I	9,405,419
AC VP Val, Cl II	10,415,284
BlackRock Global Alloc, Cl I	3,143,619
BlackRock Global Alloc, Cl III	1,393,589
Calvert VP EAFE Intl Index, Cl F	433,131
Calvert VP EAFE Intl Index, Cl I	2,368,200
Calvert VP Nasdaq 100 Index, Cl F	816,326
Calvert VP Nasdaq 100 Index, Cl I	2,368,219
Calv VP Russ 2000 Sm Cap Ind, Cl F	116,238
Calv VP Russ 2000 Sm Cap Ind, Cl I	1,536,512
Calvert VP SRI Bal, Cl I	1,610,779
Col VP Bal, Cl 1	9,708,601
Col VP Bal, Cl 3	12,853,536
Col VP Commodity Strategy, Cl 1	855,306
Col VP Commodity Strategy, Cl 2	344,751
Col VP Contrarian Core, Cl 1	3,569,223
Col VP Contrarian Core, Cl 2	927,086
Col VP Disciplined Core, Cl 1	1,663,321
Col VP Disciplined Core, Cl 2	328,814
Col VP Disciplined Core, Cl 3	8,651,969
Col VP Divd Opp, Cl 1	2,785,001
Col VP Divd Opp, Cl 2	511,228
Col VP Divd Opp, Cl 3	11,460,250
Col VP Emerg Mkts Bond, Cl 1	803,270
Col VP Emerg Mkts Bond, Cl 2	134,288
Col VP Emer Mkts, Cl 1	2,458,202
Col VP Emer Mkts, Cl 2	948,941
Col VP Emer Mkts, Cl 3	3,550,857

Division	Purchases
Col VP Global Strategic Inc, Cl 2	$84,317
Col VP Global Strategic Inc, Cl 3	2,672,247
Col VP Govt Money Mkt, Cl 1	15,495,414
Col VP Govt Money Mkt, Cl 2	2,647,240
Col VP Govt Money Mkt, Cl 3	14,711,353
Col VP Hi Yield Bond, Cl 1	1,291,465
Col VP Hi Yield Bond, Cl 2	353,591
Col VP Hi Yield Bond, Cl 3	6,697,724
Col VP Inc Opp, Cl 1	537,071
Col VP Inc Opp, Cl 2	178,253
Col VP Inc Opp, Cl 3	2,615,426
Col VP Inter Bond, Cl 1	3,383,570
Col VP Inter Bond, Cl 2	903,197
Col VP Inter Bond, Cl 3	12,240,024
Col VP Lg Cap Gro, Cl 1	4,641,599
Col VP Lg Cap Gro, Cl 2	1,223,425
Col VP Lg Cap Gro, Cl 3	8,322,746
Col VP Lg Cap Index, Cl 1	30,949,561
Col VP Lg Cap Index, Cl 3	20,569,841
Col VP Limited Duration Cr, Cl 1	1,553,011
Col VP Limited Duration Cr, Cl 2	2,981,453
Col VP Long Govt/Cr Bond, Cl 1	1,092,631
Col VP Long Govt/Cr Bond, Cl 2	653,871
Col VP Overseas Core, Cl 1	2,692,784
Col VP Overseas Core, Cl 2	437,260
Col VP Overseas Core, Cl 3	3,441,917
Col VP Select Lg Cap Val, Cl 1	3,011,934
Col VP Select Lg Cap Val, Cl 2	617,165
Col VP Select Lg Cap Val, Cl 3	5,387,446
Col VP Select Mid Cap Gro, Cl 1	1,729,803
Col VP Select Mid Cap Gro, Cl 2	452,894
Col VP Select Mid Cap Gro, Cl 3	3,133,220
Col VP Select Mid Cap Val, Cl 1	1,300,762
Col VP Select Mid Cap Val, Cl 2	360,508
Col VP Select Mid Cap Val, Cl 3	1,918,813
Col VP Select Sm Cap Val, Cl 1	1,228,624
Col VP Select Sm Cap Val, Cl 2	359,504
Col VP Select Sm Cap Val, Cl 3	2,393,246
Col VP Sel Gbl Tech, Cl 1	3,206,031
Col VP Sel Gbl Tech, Cl 2	1,757,152
Col VP Strategic Inc, Cl 1	1,801,461
Col VP Strategic Inc, Cl 2	480,798
Col VP US Govt Mtge, Cl 1	408,811

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	145

Division	Purchases
Col VP US Govt Mtge, Cl 2	$98,693
Col VP US Govt Mtge, Cl 3	4,214,312
CS Commodity Return, Cl 1	2,473,167
CTIVP AC Div Bond, Cl 1	934,360
CTIVP AC Div Bond, Cl 2	89,309
CTIVP BR Gl Infl Prot Sec, Cl 1	378,777
CTIVP BR Gl Infl Prot Sec, Cl 2	132,966
CTIVP BR Gl Infl Prot Sec, Cl 3	1,714,045
CTIVP CenterSquare Real Est, Cl 1	1,186,496
CTIVP CenterSquare Real Est, Cl 2	372,568
CTIVP MFS Val, Cl 1	2,622,345
CTIVP MFS Val, Cl 2	624,992
CTIVP MS Adv, Cl 1	1,372,764
CTIVP MS Adv, Cl 2	302,561
CTIVP Prin Blue Chip Gro, Cl 1	1,081,016
CTIVP Prin Blue Chip Gro, Cl 2	502,703
CTIVP T Rowe Price LgCap Val, Cl 1	743,273
CTIVP T Rowe Price LgCap Val, Cl 2	238,361
CTIVP TCW Core Plus Bond, Cl 1	2,165,657
CTIVP TCW Core Plus Bond, Cl 2	131,903
CTIVP Vty Sycamore Estb Val, Cl 1	2,698,434
CTIVP Vty Sycamore Estb Val, Cl 2	475,656
CTIVP Vty Sycamore Estb Val, Cl 3	3,537,263
CTIVP Westfield Mid Cap Gro, Cl 1	979,775
CTIVP Westfield Mid Cap Gro, Cl 2	184,622
Del Ivy VIP Asset Strategy, Cl II	307,957
DWS Alt Asset Alloc VIP, Cl A	756,329
DWS Alt Asset Alloc VIP, Cl B	821,519
EV VT Floating-Rate Inc, Init Cl	4,467,907
Fid VIP Contrafund, Init Cl	6,490,163
Fid VIP Contrafund, Serv Cl 2	14,019,809
Fid VIP Gro & Inc, Serv Cl	4,068,142
Fid VIP Gro & Inc, Serv Cl 2	11,227,212
Fid VIP Mid Cap, Init Cl	4,724,548
Fid VIP Mid Cap, Serv Cl	3,633,721
Fid VIP Mid Cap, Serv Cl 2	12,780,860
Fid VIP Overseas, Serv Cl	1,414,710
Fid VIP Overseas, Serv Cl 2	3,451,899
Fid VIP Strategic Inc, Init Cl	3,978,015
Fid VIP Strategic Inc, Serv Cl 2	386,333
Frank Global Real Est, Cl 2	3,607,085
Frank Inc, Cl 1	1,847,276
Frank Inc, Cl 2	3,863,152
Frank Mutual Shares, Cl 1	247,088
Frank Mutual Shares, Cl 2	3,581,603
Frank Sm Cap Val, Cl 1	2,091,079
Frank Sm Cap Val, Cl 2	6,424,627
GS VIT Mid Cap Val, Inst	8,272,437
GS VIT Multi-Strategy Alt, Advisor	422,466
GS VIT Sm Cap Eq Insights, Inst	304,085
GS VIT U.S. Eq Insights, Inst	3,595,916
Invesco VI Am Fran, Ser I	683,966
Invesco VI Am Fran, Ser II	2,422,259
Invesco VI Bal Risk Alloc, Ser I	252,091
Invesco VI Bal Risk Alloc, Ser II	264,992
Invesco VI Comstock, Ser II	3,653,083
Invesco VI Core Eq, Ser I	3,498,355
Invesco VI Dis Mid Cap Gro, Ser I	1,193,793
Invesco VI Div Divd, Ser I	3,212,713

Division	Purchases
Invesco VI EQV Intl Eq, Ser II	$1,471,297
Invesco VI Global, Ser I	2,704,231
Invesco VI Global, Ser II	6,347,475
Invesco VI Gbl Strat Inc, Ser I	313,777
Invesco VI Gbl Strat Inc, Ser II	3,368,980
Invesco VI Mn St Sm Cap, Ser I	1,826,242
Invesco VI Mn St Sm Cap, Ser II	3,714,597
Invesco VI Tech, Ser I	2,736,593
Invesco VI Tech, Ser II	388,459
Janus Henderson VIT Bal, Inst	6,586,307
Janus Henderson VIT Bal, Serv	463,977
Janus Henderson VIT Enter, Serv	2,205,646
Janus Henderson VIT Flex Bd, Inst	1,193,855
Janus Henderson VIT Flex Bd, Serv	242,058
Janus Hend VIT Gbl Tech Innov, Srv	4,416,192
Janus Henderson VIT Overseas, Serv	3,441,055
Janus Henderson VIT Res, Inst	2,071,933
Janus Henderson VIT Res, Serv	1,719,409
Lazard Ret Global Dyn MA, Inv	201,087
Lazard Ret Global Dyn MA, Serv	160,110
MFS Mass Inv Gro Stock, Serv Cl	6,898,663
MFS New Dis, Serv Cl	2,405,958
MFS Utilities, Init Cl	1,205,170
MFS Utilities, Serv Cl	4,087,333
MS VIF Dis, Cl I	2,151,569
MS VIF Dis, Cl II	2,798,395
MS VIF Global Real Est, Cl II	850,066
NB AMT Sus Eq, Cl I	439,364
NB AMT Sus Eq, Cl S	72,785
NB AMT US Eq Index PW Strat, Cl S	367,305
PIMCO VIT All Asset, Advisor Cl	1,313,786
PIMCO VIT All Asset, Inst Cl	919,061
PIMCO VIT Glb Man As Alloc, Adv Cl	370,263
PIMCO VIT Tot Return, Advisor Cl	5,815,071
PIMCO VIT Tot Return, Inst Cl	2,177,490
Put VT Global Hlth Care, Cl IA	851,016
Put VT Global Hlth Care, Cl IB	5,630,665
Put VT Hi Yield, Cl IB	416,657
Put VT Intl Eq, Cl IB	1,199,068
Put VT Sus Leaders, Cl IA	5,175,843
Put VT Sus Leaders, Cl IB	1,066,111
Royce Micro-Cap, Invest Cl	484,729
Temp Global Bond, Cl 1	312,620
Temp Global Bond, Cl 2	612,067
Third Ave VST Third Ave Value	2,930,536
VanEck VIP Global Gold, Cl S	2,739,253
VP Aggr, Cl 1	27,995,764
VP Aggr, Cl 2	29,657,388
VP Aggr, Cl 4	23,609,948
VP Conserv, Cl 1	2,090,816
VP Conserv, Cl 2	4,880,506
VP Conserv, Cl 4	3,824,200
VP Man Vol Conserv, Cl 1	220,890
VP Man Vol Conserv, Cl 2	448,014
VP Man Vol Conserv Gro, Cl 1	718,342
VP Man Vol Conserv Gro, Cl 2	318,486
VP Man Vol Gro, Cl 1	9,052,531
VP Man Vol Gro, Cl 2	4,349,553
VP Man Vol Mod Gro, Cl 1	4,199,343

146	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

Division	Purchases
VP Man Vol Mod Gro, Cl 2	$3,702,368
VP Mod, Cl 1	24,368,151
VP Mod, Cl 2	31,705,764
VP Mod, Cl 4	27,563,843
VP Mod Aggr, Cl 1	54,590,399
VP Mod Aggr, Cl 2	34,133,617
VP Mod Aggr, Cl 4	44,006,201
VP Mod Conserv, Cl 1	2,655,230
VP Mod Conserv, Cl 2	4,344,599
VP Mod Conserv, Cl 4	4,575,652
VP Ptnrs Core Bond, Cl 1	729,606
VP Ptnrs Core Bond, Cl 2	222,788
VP Ptnrs Core Eq, Cl 1	581,163
VP Ptnrs Core Eq, Cl 2	65,947
VP Ptnrs Core Eq, Cl 3	864,751
VP Ptnrs Intl Core Eq, Cl 1	989,156
VP Ptnrs Intl Core Eq, Cl 2	536,891

Division	Purchases
VP Ptnrs Intl Gro, Cl 1	$1,515,318
VP Ptnrs Intl Gro, Cl 2	632,591
VP Ptnrs Intl Val, Cl 1	802,212
VP Ptnrs Intl Val, Cl 2	855,734
VP Ptnrs Sm Cap Gro, Cl 1	393,793
VP Ptnrs Sm Cap Gro, Cl 2	154,418
VP Ptnrs Sm Cap Val, Cl 1	175,505
VP Ptnrs Sm Cap Val, Cl 2	127,336
VP Ptnrs Sm Cap Val, Cl 3	2,449,056
VP US Flex Conserv Gro, Cl 1	91,701
VP US Flex Gro, Cl 1	3,287,623
VP US Flex Mod Gro, Cl 1	970,071
Wanger Acorn	7,457,502
Wanger Intl	4,695,265
WA Var Global Hi Yd Bond, Cl I	332,235
WA Var Global Hi Yd Bond, Cl II	41,555

8. FINANCIAL HIGHLIGHTS

The table below shows certain financial information regarding the divisions.

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AB VPS Dyn Asset Alloc, Cl B
2023	474	$1.42	to	$1.22	$644	0.66%	0.00%	to	0.90%	13.48%		to	12.46%
2022	375	$1.25	to	$1.08	$451	2.61%	0.00%	to	0.90%	(18.68%)		to	(19.40%)
2021	339	$1.54	to	$1.34	$501	1.50%	0.00%	to	0.90%	9.28%		to	8.30%
2020	372	$1.41	to	$1.24	$504	1.35%	0.00%	to	0.90%	4.86%		to	3.92%
2019	604	$1.34	to	$1.19	$791	1.86%	0.00%	to	0.90%	15.24%		to	14.21%
AB VPS Intl Val, Cl B
2023	20,837	$1.36	to	$1.82	$38,105	0.69%	0.20%	to	0.90%	14.60%		to	13.81%
2022	21,294	$1.18	to	$1.60	$34,926	4.20%	0.20%	to	0.90%	18.83	%(8)	to	(14.57%)
2021	21,577	$1.54	to	$1.87	$41,260	1.70%	0.30%	to	0.90%	10.52%		to	9.86%
2020	22,048	$1.39	to	$1.70	$38,291	1.55%	0.30%	to	0.90%	1.90%		to	1.29%
2019	23,116	$1.37	to	$1.68	$39,382	0.81%	0.30%	to	0.90%	16.44%		to	15.74%
AB VPS Lg Cap Gro, Cl A
2023	9,180	$2.00	to	$2.00	$18,396	—	0.00%	to	0.00%	35.13%		to	35.13%
2022	6,917	$1.48	to	$1.48	$10,257	—	0.00%	to	0.00%	(28.51%)		to	(28.51%)
2021	4,526	$2.07	to	$2.07	$9,388	—	0.00%	to	0.00%	28.97%		to	28.97%
2020	2,396	$1.61	to	$1.61	$3,854	—	0.00%	to	0.00%	35.48%		to	35.48%
2019	541	$1.19	to	$1.19	$643	—	0.00%	to	0.00%	18.61	%(5)	to	18.61	%(5)
AB VPS Lg Cap Gro, Cl B
2023	11,905	$5.39	to	$5.02	$74,888	—	0.00%	to	0.90%	34.79%		to	33.59%
2022	11,267	$4.00	to	$3.76	$55,103	—	0.00%	to	0.90%	(28.69%)		to	(29.33%)
2021	11,122	$5.61	to	$5.32	$77,132	—	0.00%	to	0.90%	28.65%		to	27.50%
2020	11,217	$4.36	to	$4.17	$60,424	—	0.00%	to	0.90%	35.15%		to	33.94%
2019	9,516	$3.23	to	$3.11	$37,472	—	0.00%	to	0.90%	34.37%		to	33.16%
AB VPS Relative Val, Cl B
2023	8,305	$1.23	to	$3.91	$33,146	1.29%	0.20%	to	0.90%	11.50%		to	10.72%
2022	8,099	$1.10	to	$3.53	$32,111	1.10%	0.20%	to	0.90%	10.30	%(8)	to	(5.27%)
2021	8,602	$2.93	to	$3.73	$35,943	0.64%	0.30%	to	0.90%	27.46%		to	26.69%
2020	8,839	$2.30	to	$2.94	$28,975	1.34%	0.30%	to	0.90%	2.17%		to	1.55%
2019	9,166	$2.25	to	$2.90	$29,458	1.04%	0.30%	to	0.90%	23.24%		to	22.50%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	147

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Allspg VT Index Asset Alloc, Cl 2
2023	5,784	$1.21	to	$3.66	$14,028	0.96%	0.20%	to	0.90%	16.47%		to	15.66%
2022	5,947	$1.04	to	$3.16	$12,736	0.63%	0.20%	to	0.90%	4.13	%(8)	to	(17.77%)
2021	6,216	$2.65	to	$3.84	$16,143	0.59%	0.30%	to	0.90%	15.65%		to	14.96%
2020	6,508	$2.29	to	$3.34	$14,723	0.82%	0.30%	to	0.90%	16.24%		to	15.54%
2019	6,169	$1.97	to	$2.89	$12,351	1.10%	0.30%	to	0.90%	19.80%		to	19.08%
Allspg VT Intl Eq, Cl 2
2023	9,461	$1.33	to	$2.11	$19,843	1.45%	0.20%	to	0.90%	15.34%		to	14.52%
2022	9,884	$1.15	to	$1.84	$18,301	3.66%	0.20%	to	0.90%	16.17	%(8)	to	(12.67%)
2021	10,506	$1.63	to	$2.11	$22,245	1.07%	0.30%	to	0.90%	6.55%		to	5.91%
2020	10,326	$1.53	to	$1.99	$20,835	2.53%	0.30%	to	0.90%	4.62%		to	3.99%
2019	11,303	$1.46	to	$1.92	$21,850	3.69%	0.30%	to	0.90%	15.14%		to	14.45%
Allspg VT Opp, Cl 1
2023	403	$1.77	to	$1.77	$714	—	0.00%	to	0.00%	26.83%		to	26.83%
2022	213	$1.40	to	$1.40	$298	—	0.00%	to	0.00%	(20.61%)		to	(20.61%)
2021	88	$1.76	to	$1.76	$155	0.20%	0.00%	to	0.00%	25.06%		to	25.06%
2020	66	$1.41	to	$1.41	$93	0.69%	0.00%	to	0.00%	21.32%		to	21.32%
2019	17	$1.16	to	$1.16	$19	0.37%	0.00%	to	0.00%	16.01	%(5)	to	16.01	%(5)
Allspg VT Opp, Cl 2
2023	3,407	$3.71	to	$5.47	$16,502	—	0.00%	to	0.90%	26.50%		to	25.37%
2022	3,274	$2.93	to	$4.36	$14,058	—	0.00%	to	0.90%	(20.81%)		to	(21.52%)
2021	3,460	$3.70	to	$5.56	$18,792	0.04%	0.00%	to	0.90%	24.78%		to	23.66%
2020	3,782	$2.97	to	$4.50	$16,538	0.44%	0.00%	to	0.90%	21.01%		to	19.92%
2019	4,163	$2.45	to	$3.75	$15,344	0.28%	0.00%	to	0.90%	31.46%		to	30.29%
Allspg VT Sm Cap Gro, Cl 1
2023	4,473	$1.24	to	$1.24	$5,562	—	0.00%	to	0.00%	4.35%		to	4.35%
2022	3,336	$1.19	to	$1.19	$3,974	—	0.00%	to	0.00%	(34.30%)		to	(34.30%)
2021	2,184	$1.81	to	$1.81	$3,960	—	0.00%	to	0.00%	7.93%		to	7.93%
2020	1,129	$1.68	to	$1.68	$1,896	—	0.00%	to	0.00%	58.10%		to	58.10%
2019	275	$1.06	to	$1.06	$292	—	0.00%	to	0.00%	5.81	%(5)	to	5.81	%(5)
Allspg VT Sm Cap Gro, Cl 2
2023	6,564	$2.83	to	$4.81	$24,229	—	0.00%	to	0.90%	4.11%		to	3.18%
2022	6,328	$2.72	to	$4.66	$23,862	—	0.00%	to	0.90%	(34.42%)		to	(35.01%)
2021	6,492	$4.14	to	$7.18	$38,115	—	0.00%	to	0.90%	7.64%		to	6.68%
2020	6,635	$3.85	to	$6.73	$37,277	—	0.00%	to	0.90%	57.78%		to	56.37%
2019	6,010	$2.44	to	$4.30	$21,973	—	0.00%	to	0.90%	24.83%		to	23.71%
ALPS Alerian Engy Infr, Class I
2023	1,512	$1.42	to	$1.42	$2,147	3.77%	0.00%	to	0.00%	14.25%		to	14.25%
2022	1,280	$1.24	to	$1.24	$1,592	6.26%	0.00%	to	0.00%	17.84%		to	17.84%
2021	466	$1.06	to	$1.06	$492	3.03%	0.00%	to	0.00%	38.25%		to	38.25%
2020	227	$0.76	to	$0.76	$174	4.77%	0.00%	to	0.00%	(24.85%)		to	(24.85%)
2019	64	$1.02	to	$1.02	$65	7.23%	0.00%	to	0.00%	1.46	%(5)	to	1.46	%(5)
ALPS Alerian Engy Infr, Class III
2023	13,258	$1.41	to	$1.05	$15,383	2.83%	0.00%	to	0.90%	13.91%		to	12.89%
2022	16,510	$1.24	to	$0.93	$16,965	5.36%	0.00%	to	0.90%	17.32%		to	16.27%
2021	9,385	$1.05	to	$0.80	$8,265	2.22%	0.00%	to	0.90%	37.78%		to	36.54%
2020	7,533	$0.77	to	$0.59	$4,778	2.74%	0.00%	to	0.90%	(25.12%)		to	(25.80%)
2019	8,472	$1.02	to	$0.79	$7,152	1.60%	0.00%	to	0.90%	20.41%		to	19.33%
AC VP Intl, Cl I
2023	4,649	$3.05	to	$1.62	$12,088	1.40%	0.45%	to	0.90%	12.07%		to	11.56%
2022	5,115	$2.72	to	$1.45	$11,784	1.47%	0.45%	to	0.90%	(25.09%)		to	(25.43%)
2021	5,558	$3.63	to	$1.94	$16,775	0.16%	0.45%	to	0.90%	8.26%		to	7.77%
2020	5,718	$3.35	to	$1.80	$15,930	0.48%	0.45%	to	0.90%	25.32%		to	24.75%
2019	5,929	$2.68	to	$1.44	$13,264	0.88%	0.45%	to	0.90%	27.84%		to	27.27%

148	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
AC VP Intl, Cl II
2023	5,765	$1.29	to	$2.53	$10,426	1.24%	0.20%	to	0.90%	12.20%		to	11.42%
2022	6,043	$1.15	to	$2.27	$9,821	1.31%	0.20%	to	0.90%	15.50	%(8)	to	(25.53%)
2021	6,201	$2.18	to	$3.05	$13,509	0.01%	0.30%	to	0.90%	8.28%		to	7.63%
2020	5,964	$2.01	to	$2.83	$12,046	0.36%	0.30%	to	0.90%	25.28%		to	24.53%
2019	5,666	$1.61	to	$2.27	$9,179	0.75%	0.30%	to	0.90%	27.76%		to	26.99%
AC VP Val, Cl I
2023	16,049	$1.57	to	$4.96	$63,389	2.39%	0.00%	to	0.90%	9.10%		to	8.12%
2022	15,698	$1.44	to	$4.59	$60,397	2.10%	0.00%	to	0.90%	0.54%		to	(0.36%)
2021	14,850	$1.43	to	$4.61	$60,652	1.75%	0.00%	to	0.90%	24.51%		to	23.39%
2020	14,859	$1.15	to	$3.73	$50,999	2.30%	0.00%	to	0.90%	0.98%		to	0.07%
2019	15,898	$1.14	to	$3.73	$55,958	2.12%	0.00%	to	0.90%	13.24	%(5)	to	25.90%
AC VP Val, Cl II
2023	14,406	$3.05	to	$4.14	$40,227	2.24%	0.00%	to	0.90%	9.02%		to	8.04%
2022	14,647	$2.80	to	$3.83	$38,289	1.95%	0.00%	to	0.90%	0.31%		to	(0.59%)
2021	14,552	$2.79	to	$3.85	$38,103	1.60%	0.00%	to	0.90%	24.28%		to	23.17%
2020	14,585	$2.24	to	$3.13	$30,988	2.18%	0.00%	to	0.90%	0.83%		to	(0.07%)
2019	15,441	$2.23	to	$3.13	$32,823	1.96%	0.00%	to	0.90%	26.92%		to	25.78%
BlackRock Global Alloc, Cl I
2023	6,174	$1.36	to	$1.36	$8,370	2.92%	0.00%	to	0.00%	12.83%		to	12.83%
2022	3,945	$1.20	to	$1.20	$4,741	—	0.00%	to	0.00%	(15.86%)		to	(15.86%)
2021	2,315	$1.43	to	$1.43	$3,305	1.19%	0.00%	to	0.00%	6.67%		to	6.67%
2020	842	$1.34	to	$1.34	$1,127	1.89%	0.00%	to	0.00%	21.01%		to	21.01%
2019	329	$1.11	to	$1.11	$364	4.02%	0.00%	to	0.00%	10.50	%(5)	to	10.50	%(5)
BlackRock Global Alloc, Cl III
2023	8,436	$1.86	to	$1.40	$13,139	2.53%	0.00%	to	0.90%	12.49%		to	11.48%
2022	8,825	$1.65	to	$1.26	$12,173	—	0.00%	to	0.90%	(16.07%)		to	(16.82%)
2021	8,960	$1.97	to	$1.51	$14,741	0.84%	0.00%	to	0.90%	6.41%		to	5.46%
2020	8,664	$1.85	to	$1.44	$13,455	1.31%	0.00%	to	0.90%	20.71%		to	19.63%
2019	9,575	$1.53	to	$1.20	$12,326	1.27%	0.00%	to	0.90%	17.75%		to	16.70%
Calvert VP EAFE Intl Index, Cl F
2023	438	$1.15	to	$1.15	$505	5.17%	0.00%	to	0.00%	17.53%		to	17.53%
2022	48	$0.98	to	$0.98	$47	6.64%	0.00%	to	0.00%	(1.64	%)(7)	to	(1.64	%)(7)
Calvert VP EAFE Intl Index, Cl I
2023	3,401	$1.16	to	$1.16	$3,930	3.80%	0.00%	to	0.00%	17.77%		to	17.77%
2022	1,324	$0.98	to	$0.98	$1,299	4.13%	0.00%	to	0.00%	(1.51	%)(7)	to	(1.51	%)(7)
Calvert VP Nasdaq 100 Index, Cl F
2023	799	$1.31	to	$1.31	$1,050	0.45%	0.00%	to	0.00%	54.02%		to	54.02%
2022	164	$0.85	to	$0.85	$140	0.45%	0.00%	to	0.00%	(16.12	%)(7)	to	(16.12	%)(7)
Calvert VP Nasdaq 100 Index, Cl I
2023	4,070	$1.32	to	$1.32	$5,371	0.40%	0.00%	to	0.00%	54.40%		to	54.40%
2022	2,160	$0.85	to	$0.85	$1,846	0.29%	0.00%	to	0.00%	(15.98	%)(7)	to	(15.98	%)(7)
Calv VP Russ 2000 Sm Cap Ind, Cl F
2023	154	$1.11	to	$1.11	$170	1.26%	0.00%	to	0.00%	16.36%		to	16.36%
2022	43	$0.95	to	$0.95	$41	1.69%	0.00%	to	0.00%	(5.67	%)(7)	to	(5.67	%)(7)
Calv VP Russ 2000 Sm Cap Ind, Cl I
2023	2,895	$1.11	to	$1.11	$3,220	1.05%	0.00%	to	0.00%	16.60%		to	16.60%
2022	1,450	$0.95	to	$0.95	$1,383	0.89%	0.00%	to	0.00%	(5.55	%)(7)	to	(5.55	%)(7)
Calvert VP SRI Bal, Cl I
2023	4,974	$1.21	to	$2.66	$15,641	1.59%	0.20%	to	0.90%	16.59%		to	15.77%
2022	5,078	$1.04	to	$2.30	$14,279	1.22%	0.20%	to	0.90%	4.47	%(8)	to	(16.17%)
2021	5,131	$2.40	to	$2.75	$17,155	1.18%	0.30%	to	0.90%	14.77%		to	14.08%
2020	4,878	$2.09	to	$2.41	$14,181	1.58%	0.30%	to	0.90%	14.91%		to	14.22%
2019	4,308	$1.82	to	$2.11	$10,925	1.64%	0.30%	to	0.90%	24.03%		to	23.29%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	149

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Bal, Cl 1
2023	17,369	$1.56	to	$1.56	$27,148	—	0.00%	to	0.00%	21.40%		to	21.40%
2022	11,049	$1.29	to	$1.29	$14,227	—	0.00%	to	0.00%	(16.65%)		to	(16.65%)
2021	6,891	$1.54	to	$1.54	$10,644	—	0.00%	to	0.00%	14.87%		to	14.87%
2020	2,380	$1.34	to	$1.34	$3,201	—	0.00%	to	0.00%	17.77%		to	17.77%
2019	646	$1.14	to	$1.14	$738	—	0.00%	to	0.00%	14.09	%(5)	to	14.09	%(5)
Col VP Bal, Cl 3
2023	68,177	$2.68	to	$2.89	$219,203	—	0.00%	to	0.90%	21.23%		to	20.15%
2022	70,596	$2.21	to	$2.41	$190,709	—	0.00%	to	0.90%	(16.74%)		to	(17.49%)
2021	75,552	$2.66	to	$2.92	$245,549	—	0.00%	to	0.90%	14.74%		to	13.71%
2020	78,112	$2.32	to	$2.57	$221,528	—	0.00%	to	0.90%	17.59%		to	16.53%
2019	80,271	$1.97	to	$2.20	$193,548	—	0.00%	to	0.90%	22.78%		to	21.68%
Col VP Commodity Strategy, Cl 1
2023	989	$1.46	to	$1.46	$1,449	21.29%	0.00%	to	0.00%	(6.82%)		to	(6.82%)
2022	1,172	$1.57	to	$1.57	$1,842	28.83%	0.00%	to	0.00%	19.09%		to	19.09%
2021	382	$1.32	to	$1.32	$505	0.27%	0.00%	to	0.00%	32.63%		to	32.63%
2020	90	$1.00	to	$1.00	$90	12.64%	0.00%	to	0.00%	(1.29%)		to	(1.29%)
2019	11	$1.01	to	$1.01	$11	4.10%	0.00%	to	0.00%	1.75	%(5)	to	1.75	%(5)
Col VP Commodity Strategy, Cl 2
2023	906	$0.90	to	$0.90	$814	18.80%	0.00%	to	0.00%	(7.13%)		to	(7.13%)
2022	1,293	$0.97	to	$0.97	$1,251	28.38%	0.00%	to	0.00%	18.70%		to	18.70%
2021	858	$0.81	to	$0.81	$699	—	0.00%	to	0.00%	32.01%		to	32.01%
2020	422	$0.62	to	$0.62	$260	20.91%	0.00%	to	0.00%	(1.55%)		to	(1.55%)
2019	156	$0.63	to	$0.63	$98	0.85%	0.00%	to	0.00%	7.78%		to	7.78%
Col VP Contrarian Core, Cl 1
2023	5,100	$1.95	to	$1.95	$9,923	—	0.00%	to	0.00%	32.21%		to	32.21%
2022	3,121	$1.47	to	$1.47	$4,594	—	0.00%	to	0.00%	(18.65%)		to	(18.65%)
2021	1,799	$1.81	to	$1.81	$3,254	—	0.00%	to	0.00%	24.28%		to	24.28%
2020	616	$1.46	to	$1.46	$896	—	0.00%	to	0.00%	22.35%		to	22.35%
2019	259	$1.19	to	$1.19	$309	—	0.00%	to	0.00%	18.83	%(5)	to	18.83	%(5)
Col VP Contrarian Core, Cl 2
2023	2,123	$3.27	to	$3.27	$6,932	—	0.00%	to	0.00%	31.89%		to	31.89%
2022	1,874	$2.48	to	$2.48	$4,639	—	0.00%	to	0.00%	(18.85%)		to	(18.85%)
2021	2,001	$3.05	to	$3.05	$6,105	—	0.00%	to	0.00%	23.96%		to	23.96%
2020	1,983	$2.46	to	$2.46	$4,881	—	0.00%	to	0.00%	22.00%		to	22.00%
2019	1,808	$2.02	to	$2.02	$3,648	—	0.00%	to	0.00%	32.81%		to	32.81%
Col VP Disciplined Core, Cl 1
2023	3,042	$1.71	to	$1.71	$5,200	—	0.00%	to	0.00%	24.36%		to	24.36%
2022	2,060	$1.37	to	$1.37	$2,832	—	0.00%	to	0.00%	(18.72%)		to	(18.72%)
2021	1,354	$1.69	to	$1.69	$2,290	—	0.00%	to	0.00%	32.74%		to	32.74%
2020	725	$1.27	to	$1.27	$924	—	0.00%	to	0.00%	14.12%		to	14.12%
2019	211	$1.12	to	$1.12	$236	—	0.00%	to	0.00%	11.60	%(5)	to	11.60	%(5)
Col VP Disciplined Core, Cl 2
2023	872	$3.77	to	$3.77	$3,288	—	0.00%	to	0.00%	24.08%		to	24.08%
2022	895	$3.04	to	$3.04	$2,717	—	0.00%	to	0.00%	(18.94%)		to	(18.94%)
2021	847	$3.75	to	$3.75	$3,172	—	0.00%	to	0.00%	32.43%		to	32.43%
2020	974	$2.83	to	$2.83	$2,757	—	0.00%	to	0.00%	13.83%		to	13.83%
2019	887	$2.49	to	$2.49	$2,206	—	0.00%	to	0.00%	24.47%		to	24.47%
Col VP Disciplined Core, Cl 3
2023	86,364	$1.30	to	$2.92	$324,581	—	0.20%	to	0.90%	23.98%		to	23.12%
2022	92,009	$1.05	to	$2.37	$283,960	—	0.20%	to	0.90%	5.12	%(8)	to	(19.56%)
2021	99,082	$3.65	to	$2.95	$377,759	—	0.30%	to	0.90%	32.17%		to	31.38%
2020	107,057	$2.76	to	$2.24	$308,477	—	0.30%	to	0.90%	13.64%		to	12.96%
2019	117,025	$2.43	to	$1.99	$297,717	—	0.30%	to	0.90%	24.26%		to	23.52%

150	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Divd Opp, Cl 1
2023	5,592	$1.48	to	$1.48	$8,274	—	0.00%	to	0.00%	5.09%		to	5.09%
2022	3,947	$1.41	to	$1.41	$5,557	—	0.00%	to	0.00%	(1.11%)		to	(1.11%)
2021	1,830	$1.42	to	$1.42	$2,606	—	0.00%	to	0.00%	26.16%		to	26.16%
2020	1,021	$1.13	to	$1.13	$1,152	—	0.00%	to	0.00%	1.15%		to	1.15%
2019	279	$1.12	to	$1.12	$311	—	0.00%	to	0.00%	11.49	%(5)	to	11.49	%(5)
Col VP Divd Opp, Cl 2
2023	1,832	$2.74	to	$2.74	$5,014	—	0.00%	to	0.00%	4.84%		to	4.84%
2022	1,928	$2.61	to	$2.61	$5,032	—	0.00%	to	0.00%	(1.39%)		to	(1.39%)
2021	1,446	$2.65	to	$2.65	$3,826	—	0.00%	to	0.00%	25.89%		to	25.89%
2020	1,430	$2.10	to	$2.10	$3,007	—	0.00%	to	0.00%	0.90%		to	0.90%
2019	1,568	$2.08	to	$2.08	$3,268	—	0.00%	to	0.00%	23.76%		to	23.76%
Col VP Divd Opp, Cl 3
2023	53,115	$1.17	to	$4.22	$200,758	—	0.20%	to	0.90%	4.74%		to	4.02%
2022	53,489	$1.12	to	$4.05	$204,738	—	0.20%	to	0.90%	12.24	%(8)	to	(2.12%)
2021	55,539	$2.55	to	$4.14	$217,215	—	0.30%	to	0.90%	25.64%		to	24.89%
2020	58,981	$2.03	to	$3.32	$184,016	—	0.30%	to	0.90%	0.72%		to	0.12%
2019	64,372	$2.02	to	$3.31	$200,604	—	0.30%	to	0.90%	23.55%		to	22.81%
Col VP Emerg Mkts Bond, Cl 1
2023	1,089	$1.03	to	$1.03	$1,125	6.36%	0.00%	to	0.00%	10.43%		to	10.43%
2022	451	$0.94	to	$0.94	$422	4.45%	0.00%	to	0.00%	(16.03%)		to	(16.03%)
2021	262	$1.11	to	$1.11	$292	4.07%	0.00%	to	0.00%	(2.20%)		to	(2.20%)
2020	133	$1.14	to	$1.14	$151	3.92%	0.00%	to	0.00%	7.43%		to	7.43%
2019	23	$1.06	to	$1.06	$25	5.30%	0.00%	to	0.00%	5.89	%(5)	to	5.89	%(5)
Col VP Emerg Mkts Bond, Cl 2
2023	537	$1.25	to	$1.25	$670	5.32%	0.00%	to	0.00%	10.02%		to	10.02%
2022	517	$1.13	to	$1.13	$587	4.09%	0.00%	to	0.00%	(16.16%)		to	(16.16%)
2021	609	$1.35	to	$1.35	$825	3.77%	0.00%	to	0.00%	(2.45%)		to	(2.45%)
2020	492	$1.39	to	$1.39	$683	3.35%	0.00%	to	0.00%	7.16%		to	7.16%
2019	413	$1.30	to	$1.30	$535	4.96%	0.00%	to	0.00%	12.08%		to	12.08%
Col VP Emer Mkts, Cl 1
2023	7,847	$1.07	to	$1.07	$8,425	0.10%	0.00%	to	0.00%	9.46%		to	9.46%
2022	5,611	$0.98	to	$0.98	$5,504	—	0.00%	to	0.00%	(32.90%)		to	(32.90%)
2021	3,339	$1.46	to	$1.46	$4,881	0.77%	0.00%	to	0.00%	(7.20%)		to	(7.20%)
2020	1,249	$1.58	to	$1.58	$1,967	0.49%	0.00%	to	0.00%	33.54%		to	33.54%
2019	332	$1.18	to	$1.18	$391	0.03%	0.00%	to	0.00%	16.49	%(5)	to	16.49	%(5)
Col VP Emer Mkts, Cl 2
2023	5,263	$1.42	to	$1.42	$7,462	—	0.00%	to	0.00%	9.20%		to	9.20%
2022	4,948	$1.30	to	$1.30	$6,426	—	0.00%	to	0.00%	(33.07%)		to	(33.07%)
2021	5,014	$1.94	to	$1.94	$9,729	0.88%	0.00%	to	0.00%	(7.47%)		to	(7.47%)
2020	4,306	$2.10	to	$2.10	$9,029	0.40%	0.00%	to	0.00%	33.17%		to	33.17%
2019	3,862	$1.57	to	$1.57	$6,081	0.14%	0.00%	to	0.00%	31.27%		to	31.27%
Col VP Emer Mkts, Cl 3
2023	20,810	$1.15	to	$2.93	$41,193	—	0.20%	to	0.90%	9.09%		to	8.33%
2022	20,471	$1.05	to	$2.70	$39,001	—	0.20%	to	0.90%	6.78	%(8)	to	(33.58%)
2021	20,489	$1.77	to	$4.07	$59,340	0.96%	0.30%	to	0.90%	(7.61%)		to	(8.16%)
2020	19,482	$1.92	to	$4.43	$62,312	0.55%	0.30%	to	0.90%	32.96%		to	32.17%
2019	21,111	$1.44	to	$3.35	$51,169	0.17%	0.30%	to	0.90%	31.04%		to	30.25%
Col VP Global Strategic Inc, Cl 2
2023	349	$0.96	to	$0.96	$337	2.94%	0.00%	to	0.00%	9.47%		to	9.47%
2022	306	$0.88	to	$0.88	$270	3.08%	0.00%	to	0.00%	(13.63%)		to	(13.63%)
2021	257	$1.02	to	$1.02	$262	3.49%	0.00%	to	0.00%	1.03%		to	1.03%
2020	225	$1.01	to	$1.01	$228	5.70%	0.00%	to	0.00%	4.59%		to	4.59%
2019	310	$0.97	to	$0.97	$300	—	0.00%	to	0.00%	10.75%		to	10.75%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	151

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Global Strategic Inc, Cl 3
2023	14,957	$1.12	to	$1.74	$17,511	3.16%	0.20%	to	0.90%	9.59%		to	8.82%
2022	14,712	$1.02	to	$1.60	$16,057	3.37%	0.20%	to	0.90%	2.78	%(8)	to	(14.38%)
2021	15,544	$0.99	to	$1.87	$19,785	3.78%	0.30%	to	0.90%	0.84%		to	0.23%
2020	15,975	$0.98	to	$1.87	$20,343	5.05%	0.30%	to	0.90%	4.36%		to	3.74%
2019	16,008	$0.94	to	$1.80	$19,641	—	0.30%	to	0.90%	10.58%		to	9.91%
Col VP Govt Money Mkt, Cl 1
2023	16,606	$1.08	to	$1.08	$17,934	4.68%	0.00%	to	0.00%	4.73%		to	4.73%
2022	9,621	$1.03	to	$1.03	$9,921	1.55%	0.00%	to	0.00%	1.20%		to	1.20%
2021	4,188	$1.02	to	$1.02	$4,267	0.01%	0.00%	to	0.00%	0.02%		to	0.02%
2020	2,100	$1.02	to	$1.02	$2,139	0.08%	0.00%	to	0.00%	0.30%		to	0.30%
2019	173	$1.02	to	$1.02	$176	1.63%	0.00%	to	0.00%	1.56	%(5)	to	1.56	%(5)
Col VP Govt Money Mkt, Cl 2
2023	7,655	$1.09	to	$1.09	$8,359	4.35%	0.00%	to	0.00%	4.46%		to	4.46%
2022	9,023	$1.05	to	$1.05	$9,432	1.11%	0.00%	to	0.00%	1.10%		to	1.10%
2021	8,269	$1.03	to	$1.03	$8,550	0.01%	0.00%	to	0.00%	0.02%		to	0.02%
2020	6,819	$1.03	to	$1.03	$7,049	0.13%	0.00%	to	0.00%	0.24%		to	0.24%
2019	3,712	$1.03	to	$1.03	$3,829	1.59%	0.00%	to	0.00%	1.64%		to	1.64%
Col VP Govt Money Mkt, Cl 3
2023	46,490	$1.08	to	$1.13	$48,679	4.50%	0.20%	to	0.90%	4.39%		to	3.66%
2022	48,496	$1.04	to	$1.09	$48,793	1.20%	0.20%	to	0.90%	0.96%		to	0.26%
2021	42,780	$1.03	to	$1.08	$42,769	0.01%	0.20%	to	0.90%	(0.17%)		to	(0.87%)
2020	49,065	$1.03	to	$1.09	$49,384	0.20%	0.20%	to	0.90%	0.08%		to	(0.61%)
2019	37,229	$1.03	to	$1.10	$37,658	1.71%	0.20%	to	0.90%	1.56%		to	0.86%
Col VP Hi Yield Bond, Cl 1
2023	2,898	$1.24	to	$1.24	$3,579	5.58%	0.00%	to	0.00%	12.19%		to	12.19%
2022	2,010	$1.10	to	$1.10	$2,213	5.53%	0.00%	to	0.00%	(10.55%)		to	(10.55%)
2021	1,075	$1.23	to	$1.23	$1,323	5.10%	0.00%	to	0.00%	4.98%		to	4.98%
2020	471	$1.17	to	$1.17	$552	6.29%	0.00%	to	0.00%	6.67%		to	6.67%
2019	207	$1.10	to	$1.10	$227	4.40%	0.00%	to	0.00%	9.74	%(5)	to	9.74	%(5)
Col VP Hi Yield Bond, Cl 2
2023	1,344	$1.67	to	$1.67	$2,247	5.27%	0.00%	to	0.00%	11.87%		to	11.87%
2022	1,365	$1.49	to	$1.49	$2,040	4.91%	0.00%	to	0.00%	(10.78%)		to	(10.78%)
2021	1,395	$1.67	to	$1.67	$2,337	4.97%	0.00%	to	0.00%	4.79%		to	4.79%
2020	1,243	$1.60	to	$1.60	$1,986	5.94%	0.00%	to	0.00%	6.31%		to	6.31%
2019	1,271	$1.50	to	$1.50	$1,911	5.56%	0.00%	to	0.00%	16.52%		to	16.52%
Col VP Hi Yield Bond, Cl 3
2023	18,668	$1.14	to	$3.14	$46,808	5.42%	0.20%	to	0.90%	11.86%		to	11.08%
2022	18,231	$1.02	to	$2.83	$43,768	5.10%	0.20%	to	0.90%	2.27	%(8)	to	(11.50%)
2021	19,746	$1.61	to	$3.20	$53,387	4.95%	0.30%	to	0.90%	4.55%		to	3.92%
2020	19,746	$1.54	to	$3.08	$51,630	5.68%	0.30%	to	0.90%	6.23%		to	5.59%
2019	21,303	$1.45	to	$2.91	$52,931	5.78%	0.30%	to	0.90%	16.37%		to	15.67%
Col VP Inc Opp, Cl 1
2023	996	$1.22	to	$1.22	$1,213	5.50%	0.00%	to	0.00%	11.56%		to	11.56%
2022	627	$1.09	to	$1.09	$684	5.74%	0.00%	to	0.00%	(10.01%)		to	(10.01%)
2021	432	$1.21	to	$1.21	$524	9.73%	0.00%	to	0.00%	4.50%		to	4.50%
2020	275	$1.16	to	$1.16	$320	5.30%	0.00%	to	0.00%	5.90%		to	5.90%
2019	112	$1.10	to	$1.10	$122	4.93%	0.00%	to	0.00%	9.50	%(5)	to	9.50	%(5)
Col VP Inc Opp, Cl 2
2023	664	$1.63	to	$1.63	$1,079	4.96%	0.00%	to	0.00%	11.36%		to	11.36%
2022	653	$1.46	to	$1.46	$954	5.09%	0.00%	to	0.00%	(10.22%)		to	(10.22%)
2021	690	$1.63	to	$1.63	$1,122	8.93%	0.00%	to	0.00%	4.14%		to	4.14%
2020	698	$1.56	to	$1.56	$1,089	4.57%	0.00%	to	0.00%	5.67%		to	5.67%
2019	804	$1.48	to	$1.48	$1,187	4.75%	0.00%	to	0.00%	16.12%		to	16.12%

152	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Inc Opp, Cl 3
2023	7,803	$1.14	to	$2.37	$17,221	5.06%	0.20%	to	0.90%	11.29%		to	10.51%
2022	7,610	$1.02	to	$2.14	$15,536	5.17%	0.20%	to	0.90%	2.16	%(8)	to	(11.02%)
2021	8,058	$1.56	to	$2.41	$18,527	8.96%	0.30%	to	0.90%	4.17%		to	3.54%
2020	8,187	$1.50	to	$2.33	$18,315	4.57%	0.30%	to	0.90%	5.42%		to	4.79%
2019	9,469	$1.42	to	$2.22	$20,217	4.90%	0.30%	to	0.90%	15.88%		to	15.19%
Col VP Inter Bond, Cl 1
2023	5,757	$1.06	to	$1.06	$6,120	2.35%	0.00%	to	0.00%	6.34%		to	6.34%
2022	2,744	$1.00	to	$1.00	$2,743	3.28%	0.00%	to	0.00%	(17.06%)		to	(17.06%)
2021	1,990	$1.21	to	$1.21	$2,399	3.33%	0.00%	to	0.00%	(0.24%)		to	(0.24%)
2020	909	$1.21	to	$1.21	$1,098	2.79%	0.00%	to	0.00%	12.58%		to	12.58%
2019	364	$1.07	to	$1.07	$391	0.55%	0.00%	to	0.00%	7.33	%(5)	to	7.33	%(5)
Col VP Inter Bond, Cl 2
2023	2,463	$1.21	to	$1.21	$2,977	2.14%	0.00%	to	0.00%	6.08%		to	6.08%
2022	1,982	$1.14	to	$1.14	$2,257	2.94%	0.00%	to	0.00%	(17.22%)		to	(17.22%)
2021	2,315	$1.38	to	$1.38	$3,186	3.16%	0.00%	to	0.00%	(0.58%)		to	(0.58%)
2020	2,196	$1.38	to	$1.38	$3,040	2.79%	0.00%	to	0.00%	12.28%		to	12.28%
2019	1,109	$1.23	to	$1.23	$1,367	3.28%	0.00%	to	0.00%	9.03%		to	9.03%
Col VP Inter Bond, Cl 3
2023	59,504	$1.08	to	$1.95	$90,254	2.22%	0.20%	to	0.90%	5.99%		to	5.24%
2022	57,561	$1.02	to	$1.85	$84,441	3.07%	0.20%	to	0.90%	1.80	%(8)	to	(17.91%)
2021	60,520	$1.33	to	$2.25	$108,129	3.17%	0.30%	to	0.90%	(0.65%)		to	(1.25%)
2020	61,659	$1.34	to	$2.28	$112,164	2.76%	0.30%	to	0.90%	12.11%		to	11.44%
2019	57,052	$1.20	to	$2.05	$93,770	3.08%	0.30%	to	0.90%	8.79%		to	8.14%
Col VP Lg Cap Gro, Cl 1
2023	7,915	$2.04	to	$2.04	$16,133	—	0.00%	to	0.00%	43.16%		to	43.16%
2022	5,826	$1.42	to	$1.42	$8,295	—	0.00%	to	0.00%	(31.38%)		to	(31.38%)
2021	3,360	$2.07	to	$2.07	$6,972	—	0.00%	to	0.00%	28.73%		to	28.73%
2020	1,045	$1.61	to	$1.61	$1,684	—	0.00%	to	0.00%	34.74%		to	34.74%
2019	341	$1.20	to	$1.20	$408	—	0.00%	to	0.00%	19.30	%(5)	to	19.30	%(5)
Col VP Lg Cap Gro, Cl 2
2023	2,098	$4.62	to	$4.62	$9,688	—	0.00%	to	0.00%	42.77%		to	42.77%
2022	1,897	$3.23	to	$3.23	$6,137	—	0.00%	to	0.00%	(31.53%)		to	(31.53%)
2021	1,913	$4.72	to	$4.72	$9,036	—	0.00%	to	0.00%	28.35%		to	28.35%
2020	1,612	$3.68	to	$3.68	$5,934	—	0.00%	to	0.00%	34.41%		to	34.41%
2019	1,412	$2.74	to	$2.74	$3,867	—	0.00%	to	0.00%	35.53%		to	35.53%
Col VP Lg Cap Gro, Cl 3
2023	15,808	$1.45	to	$2.51	$87,093	—	0.20%	to	0.90%	42.66%		to	41.67%
2022	15,251	$1.01	to	$1.77	$62,909	—	0.20%	to	0.90%	2.68	%(8)	to	(32.06%)
2021	17,354	$4.63	to	$2.61	$103,000	—	0.30%	to	0.90%	28.15%		to	27.39%
2020	18,422	$3.61	to	$2.05	$83,570	—	0.30%	to	0.90%	34.16%		to	33.36%
2019	18,686	$2.69	to	$1.54	$62,956	—	0.30%	to	0.90%	35.35%		to	34.54%
Col VP Lg Cap Index, Cl 1
2023	40,776	$1.83	to	$1.83	$74,619	—	0.00%	to	0.00%	25.96%		to	25.96%
2022	22,381	$1.45	to	$1.45	$32,515	—	0.00%	to	0.00%	(18.34%)		to	(18.34%)
2021	11,970	$1.78	to	$1.78	$21,297	—	0.00%	to	0.00%	28.39%		to	28.39%
2020	4,417	$1.39	to	$1.39	$6,120	—	0.00%	to	0.00%	18.03%		to	18.03%
2019	1,444	$1.17	to	$1.17	$1,696	—	0.00%	to	0.00%	17.25	%(5)	to	17.25	%(5)
Col VP Lg Cap Index, Cl 3
2023	40,287	$4.01	to	$3.75	$187,839	—	0.00%	to	0.90%	25.81%		to	24.69%
2022	36,497	$3.19	to	$3.00	$146,056	—	0.00%	to	0.90%	(18.45%)		to	(19.18%)
2021	34,652	$3.91	to	$3.72	$171,763	—	0.00%	to	0.90%	28.22%		to	27.07%
2020	34,094	$3.05	to	$2.93	$132,339	—	0.00%	to	0.90%	17.90%		to	16.85%
2019	35,383	$2.58	to	$2.50	$117,211	—	0.00%	to	0.90%	30.95%		to	29.78%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	153

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Limited Duration Cr, Cl 1
2023	1,919	$1.12	to	$1.12	$2,152	3.93%	0.00%	to	0.00%	6.89%		to	6.89%
2022	1,921	$1.05	to	$1.05	$2,015	0.79%	0.00%	to	0.00%	(6.08%)		to	(6.08%)
2021	486	$1.12	to	$1.12	$543	2.81%	0.00%	to	0.00%	(0.59%)		to	(0.59%)
2020	243	$1.12	to	$1.12	$273	4.03%	0.00%	to	0.00%	5.90%		to	5.90%
2019	100	$1.06	to	$1.06	$107	2.26%	0.00%	to	0.00%	5.98	%(5)	to	5.98	%(5)
Col VP Limited Duration Cr, Cl 2
2023	13,717	$1.21	to	$1.03	$14,863	3.10%	0.00%	to	0.90%	6.66%		to	5.70%
2022	13,861	$1.14	to	$0.97	$14,094	0.51%	0.00%	to	0.90%	(6.36%)		to	(7.20%)
2021	12,445	$1.21	to	$1.05	$13,533	1.36%	0.00%	to	0.90%	(0.84%)		to	(1.74%)
2020	12,848	$1.22	to	$1.06	$14,161	2.59%	0.00%	to	0.90%	5.57%		to	4.62%
2019	7,025	$1.16	to	$1.02	$7,378	2.12%	0.00%	to	0.90%	7.47%		to	6.50%
Col VP Long Govt/Cr Bond, Cl 1
2023	801	$1.03	to	$1.03	$823	4.06%	0.00%	to	0.00%	6.97%		to	6.97%
2022	233	$0.96	to	$0.96	$224	2.50%	0.00%	to	0.00%	(27.55%)		to	(27.55%)
2021	133	$1.33	to	$1.33	$176	2.10%	0.00%	to	0.00%	(3.20%)		to	(3.20%)
2020	84	$1.37	to	$1.37	$115	3.02%	0.00%	to	0.00%	17.25%		to	17.25%
2019	22	$1.17	to	80$1.17	$26	3.14%	0.00%	to	0.00%	16.90	%(5)	to	16.90	%(5)
Col VP Long Govt/Cr Bond, Cl 2
2023	900	$1.18	to	$1.18	$1,059	3.48%	0.00%	to	0.00%	6.68%		to	6.68%
2022	421	$1.10	to	$1.10	$464	2.26%	0.00%	to	0.00%	(27.70%)		to	(27.70%)
2021	268	$1.53	to	$1.53	$408	2.02%	0.00%	to	0.00%	(3.47%)		to	(3.47%)
2020	137	$1.58	to	$1.58	$216	2.57%	0.00%	to	0.00%	17.08%		to	17.08%
2019	104	$1.35	to	$1.35	$140	2.37%	0.00%	to	0.00%	19.42%		to	19.42%
Col VP Overseas Core, Cl 1
2023	5,582	$1.33	to	$1.33	$7,414	1.67%	0.00%	to	0.00%	15.64%		to	15.64%
2022	3,554	$1.15	to	$1.15	$4,081	0.68%	0.00%	to	0.00%	(14.68%)		to	(14.68%)
2021	1,554	$1.35	to	$1.35	$2,092	1.25%	0.00%	to	0.00%	9.96%		to	9.96%
2020	381	$1.22	to	$1.22	$467	1.80%	0.00%	to	0.00%	9.12%		to	9.12%
2019	71	$1.12	to	$1.12	$80	2.33%	0.00%	to	0.00%	11.40	%(5)	to	11.40	%(5)
Col VP Overseas Core, Cl 2
2023	2,004	$1.86	to	$1.86	$3,717	1.63%	0.00%	to	0.00%	15.32%		to	15.32%
2022	1,909	$1.61	to	$1.61	$3,071	0.73%	0.00%	to	0.00%	(14.90%)		to	(14.90%)
2021	1,776	$1.89	to	$1.89	$3,358	1.11%	0.00%	to	0.00%	9.74%		to	9.74%
2020	1,322	$1.72	to	$1.72	$2,277	1.44%	0.00%	to	0.00%	8.83%		to	8.83%
2019	1,062	$1.58	to	$1.58	$1,681	1.84%	0.00%	to	0.00%	25.15%		to	25.15%
Col VP Overseas Core, Cl 3
2023	30,834	$1.32	to	$1.50	$56,156	1.82%	0.20%	to	0.90%	15.24%		to	14.44%
2022	32,773	$1.14	to	$1.31	$52,095	0.80%	0.20%	to	0.90%	15.40	%(8)	to	(15.56%)
2021	34,473	$1.79	to	$1.55	$64,481	1.18%	0.30%	to	0.90%	9.55%		to	8.90%
2020	36,440	$1.63	to	$1.43	$61,801	1.56%	0.30%	to	0.90%	8.60%		to	7.95%
2019	39,743	$1.51	to	$1.32	$61,964	1.96%	0.30%	to	0.90%	24.95%		to	24.20%
Col VP Select Lg Cap Val, Cl 1
2023	5,268	$1.57	to	$1.57	$8,279	—	0.00%	to	0.00%	5.39%		to	5.39%
2022	3,640	$1.49	to	$1.49	$5,428	—	0.00%	to	0.00%	(1.84%)		to	(1.84%)
2021	1,781	$1.52	to	$1.52	$2,706	—	0.00%	to	0.00%	26.29%		to	26.29%
2020	439	$1.20	to	$1.20	$528	—	0.00%	to	0.00%	7.08%		to	7.08%
2019	87	$1.12	to	$1.12	$98	—	0.00%	to	0.00%	12.12	%(5)	to	12.12	%(5)
Col VP Select Lg Cap Val, Cl 2
2023	1,869	$3.44	to	$3.44	$6,438	—	0.00%	to	0.00%	5.11%		to	5.11%
2022	2,109	$3.28	to	$3.28	$6,911	—	0.00%	to	0.00%	(2.06%)		to	(2.06%)
2021	1,694	$3.35	to	$3.35	$5,667	—	0.00%	to	0.00%	25.98%		to	25.98%
2020	894	$2.66	to	$2.66	$2,374	—	0.00%	to	0.00%	6.81%		to	6.81%
2019	757	$2.49	to	$2.49	$1,881	—	0.00%	to	0.00%	26.43%		to	26.43%

154	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Lg Cap Val, Cl 3
2023	7,889	$1.17	to	$3.61	$34,553	—	0.20%	to	0.90%	5.02%		to	4.29%
2022	8,150	$1.11	to	$3.46	$35,784	—	0.20%	to	0.90%	12.68	%(8)	to	(2.83%)
2021	7,418	$3.15	to	$3.57	$33,618	—	0.30%	to	0.90%	25.77%		to	25.02%
2020	5,409	$2.50	to	$2.85	$19,128	—	0.30%	to	0.90%	6.63%		to	6.00%
2019	5,651	$2.35	to	$2.69	$18,409	—	0.30%	to	0.90%	26.16%		to	25.41%
Col VP Select Mid Cap Gro, Cl 1
2023	3,468	$1.59	to	$1.59	$5,516	—	0.00%	to	0.00%	25.24%		to	25.24%
2022	2,360	$1.27	to	$1.27	$2,998	—	0.00%	to	0.00%	(30.83%)		to	(30.83%)
2021	1,446	$1.84	to	$1.84	$2,655	—	0.00%	to	0.00%	16.57%		to	16.57%
2020	747	$1.58	to	$1.58	$1,177	—	0.00%	to	0.00%	35.42%		to	35.42%
2019	206	$1.16	to	$1.16	$240	—	0.00%	to	0.00%	16.33	%(5)	to	16.33	%(5)
Col VP Select Mid Cap Gro, Cl 2
2023	937	$3.23	to	$3.23	$3,024	—	0.00%	to	0.00%	24.92%		to	24.92%
2022	855	$2.58	to	$2.58	$2,209	—	0.00%	to	0.00%	(31.01%)		to	(31.01%)
2021	909	$3.74	to	$3.74	$3,404	—	0.00%	to	0.00%	16.27%		to	16.27%
2020	853	$3.22	to	$3.22	$2,746	—	0.00%	to	0.00%	35.08%		to	35.08%
2019	711	$2.38	to	$2.38	$1,694	—	0.00%	to	0.00%	34.83%		to	34.83%
Col VP Select Mid Cap Gro, Cl 3
2023	4,170	$1.26	to	$4.16	$19,931	—	0.20%	to	0.90%	24.84%		to	23.97%
2022	3,845	$1.01	to	$3.36	$16,262	—	0.20%	to	0.90%	2.87	%(8)	to	(31.54%)
2021	4,327	$3.70	to	$4.90	$26,558	—	0.30%	to	0.90%	16.06%		to	15.36%
2020	4,831	$3.19	to	$4.25	$25,490	—	0.30%	to	0.90%	34.83%		to	34.02%
2019	4,675	$2.37	to	$3.17	$18,273	—	0.30%	to	0.90%	34.62%		to	33.81%
Col VP Select Mid Cap Val, Cl 1
2023	2,601	$1.60	to	$1.60	$4,152	—	0.00%	to	0.00%	10.30%		to	10.30%
2022	1,949	$1.45	to	$1.45	$2,821	—	0.00%	to	0.00%	(9.44%)		to	(9.44%)
2021	750	$1.60	to	$1.60	$1,198	—	0.00%	to	0.00%	32.33%		to	32.33%
2020	270	$1.21	to	$1.21	$327	—	0.00%	to	0.00%	7.48%		to	7.48%
2019	75	$1.12	to	$1.12	$84	—	0.00%	to	0.00%	12.64	%(5)	to	12.64	%(5)
Col VP Select Mid Cap Val, Cl 2
2023	1,412	$3.22	to	$3.22	$4,552	—	0.00%	to	0.00%	10.05%		to	10.05%
2022	1,364	$2.93	to	$2.93	$3,996	—	0.00%	to	0.00%	(9.66%)		to	(9.66%)
2021	1,075	$3.24	to	$3.24	$3,487	—	0.00%	to	0.00%	31.97%		to	31.97%
2020	1,049	$2.46	to	$2.46	$2,578	—	0.00%	to	0.00%	7.25%		to	7.25%
2019	1,078	$2.29	to	$2.29	$2,470	—	0.00%	to	0.00%	31.25%		to	31.25%
Col VP Select Mid Cap Val, Cl 3
2023	4,680	$1.19	to	$3.60	$19,888	—	0.20%	to	0.90%	9.96%		to	9.20%
2022	4,852	$1.08	to	$3.29	$19,776	—	0.20%	to	0.90%	9.03	%(8)	to	(10.37%)
2021	4,462	$3.06	to	$3.68	$20,499	—	0.30%	to	0.90%	31.74%		to	30.95%
2020	3,971	$2.32	to	$2.81	$13,386	—	0.30%	to	0.90%	7.09%		to	6.45%
2019	4,860	$2.17	to	$2.64	$15,381	—	0.30%	to	0.90%	31.03%		to	30.24%
Col VP Select Sm Cap Val, Cl 1
2023	2,460	$1.39	to	$1.39	$3,430	—	0.00%	to	0.00%	13.14%		to	13.14%
2022	1,654	$1.23	to	$1.23	$2,038	—	0.00%	to	0.00%	(14.70%)		to	(14.70%)
2021	842	$1.44	to	$1.44	$1,217	—	0.00%	to	0.00%	30.93%		to	30.93%
2020	308	$1.10	to	$1.10	$340	—	0.00%	to	0.00%	9.19%		to	9.19%
2019	92	$1.01	to	$1.01	$93	—	0.00%	to	0.00%	1.17	%(5)	to	1.17	%(5)
Col VP Select Sm Cap Val, Cl 2
2023	1,017	$2.90	to	$2.90	$2,953	—	0.00%	to	0.00%	12.85%		to	12.85%
2022	988	$2.57	to	$2.57	$2,542	—	0.00%	to	0.00%	(14.93%)		to	(14.93%)
2021	825	$3.02	to	$3.02	$2,493	—	0.00%	to	0.00%	30.62%		to	30.62%
2020	640	$2.31	to	$2.31	$1,482	—	0.00%	to	0.00%	8.92%		to	8.92%
2019	588	$2.13	to	$2.13	$1,249	—	0.00%	to	0.00%	17.44%		to	17.44%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	155

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Col VP Select Sm Cap Val, Cl 3
2023	5,090	$1.19	to	$3.96	$21,281	—	0.20%	to	0.90%	12.75%		to	11.96%
2022	4,975	$1.05	to	$3.54	$19,931	—	0.20%	to	0.90%	5.87	%(8)	to	(15.58%)
2021	4,708	$2.89	to	$4.19	$22,617	—	0.30%	to	0.90%	30.41%		to	29.63%
2020	4,250	$2.21	to	$3.24	$15,664	—	0.30%	to	0.90%	8.73%		to	8.08%
2019	4,561	$2.04	to	$2.99	$15,582	—	0.30%	to	0.90%	17.23%		to	16.53%
Col VP Sel Gbl Tech, Cl 1
2023	4,102	$1.25	to	$1.25	$5,139	—	0.00%	to	0.00%	45.29%		to	45.29%
2022	1,352	$0.86	to	$0.86	$1,166	—	0.00%	to	0.00%	(15.48	%)(7)	to	(15.48	%)(7)
Col VP Sel Gbl Tech, Cl 2
2023	1,712	$1.25	to	$1.25	$2,135	—	0.00%	to	0.00%	44.87%		to	44.87%
2022	333	$0.86	to	$0.86	$286	—	0.00%	to	0.00%	(15.57	%)(7)	to	(15.57	%)(7)
Col VP Strategic Inc, Cl 1
2023	5,185	$1.13	to	$1.13	$5,876	3.75%	0.00%	to	0.00%	9.67%		to	9.67%
2022	3,801	$1.03	to	$1.03	$3,927	3.14%	0.00%	to	0.00%	(11.37%)		to	(11.37%)
2021	2,356	$1.17	to	$1.17	$2,747	5.69%	0.00%	to	0.00%	2.09%		to	2.09%
2020	813	$1.14	to	$1.14	$928	3.59%	0.00%	to	0.00%	6.82%		to	6.82%
2019	404	$1.07	to	$1.07	$432	4.19%	0.00%	to	0.00%	6.66	%(5)	to	6.66	%(5)
Col VP Strategic Inc, Cl 2
2023	1,982	$1.39	to	$1.39	$2,756	3.47%	0.00%	to	0.00%	9.20%		to	9.20%
2022	1,764	$1.27	to	$1.27	$2,246	2.65%	0.00%	to	0.00%	(11.52%)		to	(11.52%)
2021	1,966	$1.44	to	$1.44	$2,829	5.37%	0.00%	to	0.00%	1.63%		to	1.63%
2020	1,810	$1.42	to	$1.42	$2,563	3.42%	0.00%	to	0.00%	6.62%		to	6.62%
2019	1,732	$1.33	to	$1.33	$2,300	3.58%	0.00%	to	0.00%	10.22%		to	10.22%
Col VP US Govt Mtge, Cl 1
2023	774	$1.00	to	$1.00	$773	2.90%	0.00%	to	0.00%	5.70%		to	5.70%
2022	584	$0.94	to	$0.94	$552	2.60%	0.00%	to	0.00%	(14.14%)		to	(14.14%)
2021	354	$1.10	to	$1.10	$390	2.75%	0.00%	to	0.00%	(0.95%)		to	(0.95%)
2020	87	$1.11	to	$1.11	$97	2.59%	0.00%	to	0.00%	5.09%		to	5.09%
2019	16	$1.06	to	$1.06	$17	1.17%	0.00%	to	0.00%	5.80	%(5)	to	5.80	%(5)
Col VP US Govt Mtge, Cl 2
2023	440	$1.12	to	$1.12	$494	2.53%	0.00%	to	0.00%	5.43%		to	5.43%
2022	549	$1.07	to	$1.07	$585	2.09%	0.00%	to	0.00%	(14.32%)		to	(14.32%)
2021	407	$1.24	to	$1.24	$506	2.00%	0.00%	to	0.00%	(1.20%)		to	(1.20%)
2020	454	$1.26	to	$1.26	$572	2.66%	0.00%	to	0.00%	4.85%		to	4.85%
2019	344	$1.20	to	$1.20	$413	2.29%	0.00%	to	0.00%	6.50%		to	6.50%
Col VP US Govt Mtge, Cl 3
2023	14,745	$1.07	to	$1.38	$17,412	2.63%	0.20%	to	0.90%	5.34%		to	4.61%
2022	15,469	$1.02	to	$1.32	$17,533	2.01%	0.20%	to	0.90%	2.31	%(8)	to	(15.03%)
2021	15,981	$1.22	to	$1.55	$21,281	1.91%	0.30%	to	0.90%	(1.36%)		to	(1.96%)
2020	16,767	$1.24	to	$1.58	$22,823	2.52%	0.30%	to	0.90%	4.64%		to	4.01%
2019	15,922	$1.18	to	$1.52	$20,799	2.66%	0.30%	to	0.90%	6.30%		to	5.66%
CS Commodity Return, Cl 1
2023	8,556	$0.88	to	$0.61	$7,066	21.66%	0.20%	to	0.90%	(9.30%)		to	(9.93%)
2022	10,258	$0.97	to	$0.68	$9,418	14.70%	0.20%	to	0.90%	(2.05	%)(8)	to	14.99%
2021	9,004	$0.71	to	$0.59	$7,062	4.94%	0.30%	to	0.90%	27.52%		to	26.75%
2020	8,330	$0.56	to	$0.46	$5,090	5.87%	0.30%	to	0.90%	(1.77%)		to	(2.36%)
2019	8,533	$0.57	to	$0.48	$5,309	0.88%	0.30%	to	0.90%	6.37%		to	5.73%
CTIVP AC Div Bond, Cl 1
2023	1,582	$1.05	to	$1.05	$1,655	3.34%	0.00%	to	0.00%	5.59%		to	5.59%
2022	769	$0.99	to	$0.99	$762	3.16%	0.00%	to	0.00%	(15.29%)		to	(15.29%)
2021	549	$1.17	to	$1.17	$642	2.11%	0.00%	to	0.00%	0.45%		to	0.45%
2020	306	$1.16	to	$1.16	$356	2.37%	0.00%	to	0.00%	8.55%		to	8.55%
2019	74	$1.07	to	$1.07	$80	1.24%	0.00%	to	0.00%	7.41	%(5)	to	7.41	%(5)

156	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP AC Div Bond, Cl 2
2023	353	$1.17	to	$1.17	$412	3.15%	0.00%	to	0.00%	5.33%		to	5.33%
2022	311	$1.11	to	$1.11	$344	2.78%	0.00%	to	0.00%	(15.52%)		to	(15.52%)
2021	250	$1.31	to	$1.31	$328	1.67%	0.00%	to	0.00%	0.29%		to	0.29%
2020	240	$1.31	to	$1.31	$314	1.72%	0.00%	to	0.00%	8.24%		to	8.24%
2019	225	$1.21	to	$1.21	$271	5.62%	0.00%	to	0.00%	9.40%		to	9.40%
CTIVP BR Gl Infl Prot Sec, Cl 1
2023	1,058	$1.04	to	$1.04	$1,101	8.64%	0.00%	to	0.00%	4.10%		to	4.10%
2022	1,159	$1.00	to	$1.00	$1,158	4.90%	0.00%	to	0.00%	(17.51%)		to	(17.51%)
2021	516	$1.21	to	$1.21	$626	0.77%	0.00%	to	0.00%	4.56%		to	4.56%
2020	85	$1.16	to	$1.16	$98	0.71%	0.00%	to	0.00%	9.37%		to	9.37%
2019	8	$1.06	to	$1.06	$9	1.14%	0.00%	to	0.00%	6.14	%(5)	to	6.14	%(5)
CTIVP BR Gl Infl Prot Sec, Cl 2
2023	666	$1.18	to	$1.18	$784	8.60%	0.00%	to	0.00%	3.89%		to	3.89%
2022	816	$1.13	to	$1.13	$925	4.60%	0.00%	to	0.00%	(17.69%)		to	(17.69%)
2021	748	$1.38	to	$1.38	$1,030	0.55%	0.00%	to	0.00%	4.43%		to	4.43%
2020	649	$1.32	to	$1.32	$856	0.46%	0.00%	to	0.00%	8.97%		to	8.97%
2019	515	$1.21	to	$1.21	$624	3.09%	0.00%	to	0.00%	7.63%		to	7.63%
CTIVP BR Gl Infl Prot Sec, Cl 3
2023	7,121	$1.07	to	$1.43	$9,563	8.61%	0.20%	to	0.90%	3.75%		to	3.02%
2022	8,452	$1.03	to	$1.39	$11,152	4.60%	0.20%	to	0.90%	5.32	%(8)	to	(18.32%)
2021	8,801	$1.36	to	$1.70	$14,228	0.71%	0.30%	to	0.90%	4.16%		to	3.54%
2020	7,785	$1.30	to	$1.64	$12,147	0.56%	0.30%	to	0.90%	8.79%		to	8.14%
2019	7,497	$1.20	to	$1.52	$10,781	3.14%	0.30%	to	0.90%	7.49%		to	6.85%
CTIVP CenterSquare Real Est, Cl 1
2023	2,184	$1.29	to	$1.29	$2,822	2.08%	0.00%	to	0.00%	13.76%		to	13.76%
2022	1,884	$1.14	to	$1.14	$2,141	1.66%	0.00%	to	0.00%	(24.12%)		to	(24.12%)
2021	1,168	$1.50	to	$1.50	$1,749	1.31%	0.00%	to	0.00%	41.44%		to	41.44%
2020	622	$1.06	to	$1.06	$658	4.75%	0.00%	to	0.00%	(4.87%)		to	(4.87%)
2019	200	$1.11	to	$1.11	$222	1.65%	0.00%	to	0.00%	12.01	%(5)	to	12.01	%(5)
CTIVP CenterSquare Real Est, Cl 2
2023	1,216	$1.91	to	$1.91	$2,323	1.80%	0.00%	to	0.00%	13.56%		to	13.56%
2022	1,340	$1.68	to	$1.68	$2,254	1.28%	0.00%	to	0.00%	(24.33%)		to	(24.33%)
2021	1,670	$2.22	to	$2.22	$3,712	1.12%	0.00%	to	0.00%	41.20%		to	41.20%
2020	1,235	$1.57	to	$1.57	$1,944	4.12%	0.00%	to	0.00%	(5.18%)		to	(5.18%)
2019	1,595	$1.66	to	$1.66	$2,648	1.59%	0.00%	to	0.00%	26.16%		to	26.16%
CTIVP MFS Val, Cl 1
2023	7,326	$1.53	to	$1.53	$11,194	—	0.00%	to	0.00%	8.04%		to	8.04%
2022	5,609	$1.41	to	$1.41	$7,932	—	0.00%	to	0.00%	(6.10%)		to	(6.10%)
2021	3,864	$1.51	to	$1.51	$5,820	—	0.00%	to	0.00%	25.43%		to	25.43%
2020	1,517	$1.20	to	$1.20	$1,821	—	0.00%	to	0.00%	3.57%		to	3.57%
2019	484	$1.16	to	$1.16	$561	—	0.00%	to	0.00%	15.67	%(5)	to	15.67	%(5)
CTIVP MFS Val, Cl 2
2023	1,995	$3.09	to	$3.09	$6,162	—	0.00%	to	0.00%	7.77%		to	7.77%
2022	1,997	$2.87	to	$2.87	$5,724	—	0.00%	to	0.00%	(6.36%)		to	(6.36%)
2021	2,026	$3.06	to	$3.06	$6,202	—	0.00%	to	0.00%	25.11%		to	25.11%
2020	1,863	$2.45	to	$2.45	$4,559	—	0.00%	to	0.00%	3.34%		to	3.34%
2019	1,477	$2.37	to	$2.37	$3,496	—	0.00%	to	0.00%	29.51%		to	29.51%
CTIVP MS Adv, Cl 1
2023	3,803	$1.45	to	$1.45	$5,517	—	0.00%	to	0.00%	31.00%		to	31.00%
2022	2,942	$1.11	to	$1.11	$3,258	—	0.00%	to	0.00%	(41.07%)		to	(41.07%)
2021	2,239	$1.88	to	$1.88	$4,207	—	0.00%	to	0.00%	(4.11%)		to	(4.11%)
2020	1,055	$1.96	to	$1.96	$2,066	—	0.00%	to	0.00%	75.91%		to	75.91%
2019	302	$1.11	to	$1.11	$336	—	0.00%	to	0.00%	11.29	%(5)	to	11.29	%(5)

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	157

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP MS Adv, Cl 2
2023	875	$3.42	to	$3.42	$2,991	—	0.00%	to	0.00%	30.62%		to	30.62%
2022	878	$2.62	to	$2.62	$2,298	—	0.00%	to	0.00%	(41.21%)		to	(41.21%)
2021	1,015	$4.45	to	$4.45	$4,519	—	0.00%	to	0.00%	(4.35%)		to	(4.35%)
2020	1,092	$4.65	to	$4.65	$5,082	—	0.00%	to	0.00%	75.49%		to	75.49%
2019	675	$2.65	to	$2.65	$1,791	—	0.00%	to	0.00%	26.85%		to	26.85%
CTIVP Prin Blue Chip Gro, Cl 1
2023	2,313	$1.84	to	$1.84	$4,266	—	0.00%	to	0.00%	39.54%		to	39.54%
2022	1,690	$1.32	to	$1.32	$2,234	—	0.00%	to	0.00%	(28.00%)		to	(28.00%)
2021	1,109	$1.84	to	$1.84	$2,036	—	0.00%	to	0.00%	18.57%		to	18.57%
2020	472	$1.55	to	$1.55	$730	—	0.00%	to	0.00%	31.93%		to	31.93%
2019	155	$1.17	to	$1.17	$182	—	0.00%	to	0.00%	17.05	%(5)	to	17.05	%(5)
CTIVP Prin Blue Chip Gro, Cl 2
2023	706	$4.46	to	$4.46	$3,150	—	0.00%	to	0.00%	39.21%		to	39.21%
2022	672	$3.20	to	$3.20	$2,154	—	0.00%	to	0.00%	(28.19%)		to	(28.19%)
2021	679	$4.46	to	$4.46	$3,029	—	0.00%	to	0.00%	18.28%		to	18.28%
2020	699	$3.77	to	$3.77	$2,637	—	0.00%	to	0.00%	31.61%		to	31.61%
2019	578	$2.87	to	$2.87	$1,657	—	0.00%	to	0.00%	31.43%		to	31.43%
CTIVP T Rowe Price LgCap Val, Cl 1
2023	2,169	$1.53	to	$1.53	$3,322	—	0.00%	to	0.00%	9.59%		to	9.59%
2022	1,764	$1.40	to	$1.40	$2,466	—	0.00%	to	0.00%	(4.96%)		to	(4.96%)
2021	1,326	$1.47	to	$1.47	$1,950	—	0.00%	to	0.00%	25.29%		to	25.29%
2020	634	$1.17	to	$1.17	$744	—	0.00%	to	0.00%	2.67%		to	2.67%
2019	253	$1.14	to	$1.14	$289	—	0.00%	to	0.00%	14.17	%(5)	to	14.17	%(5)
CTIVP T Rowe Price LgCap Val, Cl 2
2023	838	$2.62	to	$2.62	$2,195	—	0.00%	to	0.00%	9.28%		to	9.28%
2022	881	$2.40	to	$2.40	$2,113	—	0.00%	to	0.00%	(5.16%)		to	(5.16%)
2021	855	$2.53	to	$2.53	$2,163	—	0.00%	to	0.00%	24.98%		to	24.98%
2020	672	$2.02	to	$2.02	$1,360	—	0.00%	to	0.00%	2.43%		to	2.43%
2019	522	$1.98	to	$1.98	$1,031	—	0.00%	to	0.00%	26.22%		to	26.22%
CTIVP TCW Core Plus Bond, Cl 1
2023	3,909	$1.05	to	$1.05	$4,110	2.43%	0.00%	to	0.00%	5.91%		to	5.91%
2022	1,899	$0.99	to	$0.99	$1,884	1.17%	0.00%	to	0.00%	(14.19%)		to	(14.19%)
2021	1,370	$1.16	to	$1.16	$1,585	1.42%	0.00%	to	0.00%	(1.14%)		to	(1.14%)
2020	386	$1.17	to	$1.17	$451	2.31%	0.00%	to	0.00%	8.88%		to	8.88%
2019	127	$1.07	to	$1.07	$137	1.44%	0.00%	to	0.00%	7.56	%(5)	to	7.56	%(5)
CTIVP TCW Core Plus Bond, Cl 2
2023	332	$1.13	to	$1.13	$377	2.25%	0.00%	to	0.00%	5.54%		to	5.54%
2022	260	$1.07	to	$1.07	$280	0.86%	0.00%	to	0.00%	(14.31%)		to	(14.31%)
2021	360	$1.25	to	$1.25	$451	1.09%	0.00%	to	0.00%	(1.41%)		to	(1.41%)
2020	430	$1.27	to	$1.27	$547	2.09%	0.00%	to	0.00%	8.67%		to	8.67%
2019	145	$1.17	to	$1.17	$170	1.81%	0.00%	to	0.00%	8.58%		to	8.58%
CTIVP Vty Sycamore Estb Val, Cl 1
2023	5,411	$1.72	to	$1.72	$9,312	—	0.00%	to	0.00%	9.92%		to	9.92%
2022	4,136	$1.57	to	$1.57	$6,475	—	0.00%	to	0.00%	(2.75%)		to	(2.75%)
2021	2,513	$1.61	to	$1.61	$4,046	—	0.00%	to	0.00%	31.90%		to	31.90%
2020	1,035	$1.22	to	$1.22	$1,263	—	0.00%	to	0.00%	8.05%		to	8.05%
2019	294	$1.13	to	$1.13	$332	—	0.00%	to	0.00%	12.92	%(5)	to	12.92	%(5)
CTIVP Vty Sycamore Estb Val, Cl 2
2023	1,938	$3.81	to	$3.81	$7,392	—	0.00%	to	0.00%	9.67%		to	9.67%
2022	2,098	$3.48	to	$3.48	$7,296	—	0.00%	to	0.00%	(3.00%)		to	(3.00%)
2021	2,231	$3.59	to	$3.59	$7,998	—	0.00%	to	0.00%	31.55%		to	31.55%
2020	1,756	$2.73	to	$2.73	$4,788	—	0.00%	to	0.00%	7.80%		to	7.80%
2019	1,875	$2.53	to	$2.53	$4,742	—	0.00%	to	0.00%	27.85%		to	27.85%

158	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
CTIVP Vty Sycamore Estb Val, Cl 3
2023	7,906	$1.21	to	$4.43	$39,816	—	0.20%	to	0.90%	9.59%		to	8.83%
2022	7,792	$1.10	to	$4.07	$38,174	—	0.20%	to	0.90%	10.35	%(8)	to	(3.75%)
2021	7,699	$3.43	to	$4.22	$39,080	—	0.30%	to	0.90%	31.35%		to	30.57%
2020	6,678	$2.61	to	$3.24	$25,714	—	0.30%	to	0.90%	7.58%		to	6.94%
2019	7,112	$2.43	to	$3.03	$25,362	—	0.30%	to	0.90%	27.63%		to	26.86%
CTIVP Westfield Mid Cap Gro, Cl 1
2023	1,726	$1.68	to	$1.68	$2,893	—	0.00%	to	0.00%	25.48%		to	25.48%
2022	1,136	$1.34	to	$1.34	$1,517	—	0.00%	to	0.00%	(25.60%)		to	(25.60%)
2021	682	$1.80	to	$1.80	$1,225	—	0.00%	to	0.00%	16.72%		to	16.72%
2020	240	$1.54	to	$1.54	$369	—	0.00%	to	0.00%	27.50%		to	27.50%
2019	78	$1.21	to	$1.21	$94	—	0.00%	to	0.00%	20.21	%(5)	to	20.21	%(5)
CTIVP Westfield Mid Cap Gro, Cl 2
2023	765	$3.29	to	$3.29	$2,514	—	0.00%	to	0.00%	25.17%		to	25.17%
2022	767	$2.63	to	$2.63	$2,014	—	0.00%	to	0.00%	(25.79%)		to	(25.79%)
2021	712	$3.54	to	$3.54	$2,520	—	0.00%	to	0.00%	16.41%		to	16.41%
2020	640	$3.04	to	$3.04	$1,947	—	0.00%	to	0.00%	27.18%		to	27.18%
2019	645	$2.39	to	$2.39	$1,541	—	0.00%	to	0.00%	41.80%		to	41.80%
Del Ivy VIP Asset Strategy, Cl II
2023	1,374	$1.53	to	$1.32	$1,984	2.05%	0.00%	to	0.90%	13.94%		to	12.92%
2022	1,604	$1.35	to	$1.17	$2,024	1.62%	0.00%	to	0.90%	(14.74%)		to	(15.50%)
2021	1,596	$1.58	to	$1.38	$2,370	1.60%	0.00%	to	0.90%	10.44%		to	9.45%
2020	1,630	$1.43	to	$1.26	$2,194	2.00%	0.00%	to	0.90%	13.88%		to	12.86%
2019	1,924	$1.26	to	$1.12	$2,263	2.26%	0.00%	to	0.90%	21.78%		to	20.69%
DWS Alt Asset Alloc VIP, Cl A
2023	1,376	$1.25	to	$1.25	$1,727	5.87%	0.00%	to	0.00%	6.19%		to	6.19%
2022	1,043	$1.18	to	$1.18	$1,232	6.53%	0.00%	to	0.00%	(7.42%)		to	(7.42%)
2021	477	$1.28	to	$1.28	$609	1.28%	0.00%	to	0.00%	12.74%		to	12.74%
2020	130	$1.13	to	$1.13	$147	1.84%	0.00%	to	0.00%	5.71%		to	5.71%
2019	20	$1.07	to	$1.07	$22	0.04%	0.00%	to	0.00%	7.25	%(5)	to	7.25	%(5)
DWS Alt Asset Alloc VIP, Cl B
2023	3,375	$1.34	to	$1.13	$4,135	6.48%	0.00%	to	0.90%	5.67%		to	4.73%
2022	3,893	$1.27	to	$1.08	$4,522	6.67%	0.00%	to	0.90%	(7.74%)		to	(8.57%)
2021	3,089	$1.38	to	$1.18	$3,916	1.48%	0.00%	to	0.90%	12.35%		to	11.34%
2020	1,960	$1.22	to	$1.06	$2,216	2.33%	0.00%	to	0.90%	5.32%		to	4.38%
2019	1,674	$1.16	to	$1.02	$1,794	3.30%	0.00%	to	0.90%	14.35%		to	13.32%
EV VT Floating-Rate Inc, Init Cl
2023	10,967	$1.13	to	$1.53	$19,853	8.20%	0.20%	to	0.90%	11.00%		to	10.22%
2022	11,332	$1.02	to	$1.39	$18,888	4.63%	0.20%	to	0.90%	1.54	%(8)	to	(3.61%)
2021	10,721	$1.29	to	$1.44	$18,368	2.89%	0.30%	to	0.90%	3.31%		to	2.70%
2020	8,979	$1.25	to	$1.40	$14,701	3.33%	0.30%	to	0.90%	1.69%		to	1.08%
2019	12,116	$1.23	to	$1.39	$19,738	4.32%	0.30%	to	0.90%	6.76%		to	6.12%
Fid VIP Contrafund, Init Cl
2023	10,969	$1.92	to	$1.92	$21,013	0.58%	0.00%	to	0.00%	33.45%		to	33.45%
2022	7,632	$1.44	to	$1.44	$10,956	0.63%	0.00%	to	0.00%	(26.31%)		to	(26.31%)
2021	4,736	$1.95	to	$1.95	$9,226	0.04%	0.00%	to	0.00%	27.83%		to	27.83%
2020	2,263	$1.52	to	$1.52	$3,449	0.27%	0.00%	to	0.00%	30.57%		to	30.57%
2019	681	$1.17	to	$1.17	$795	0.87%	0.00%	to	0.00%	16.49	%(5)	to	16.49	%(5)
Fid VIP Contrafund, Serv Cl 2
2023	30,112	$3.91	to	$3.68	$141,469	0.27%	0.00%	to	0.90%	33.12%		to	31.93%
2022	29,747	$2.94	to	$2.79	$111,113	0.27%	0.00%	to	0.90%	(26.49%)		to	(27.14%)
2021	30,396	$4.00	to	$3.83	$155,608	0.03%	0.00%	to	0.90%	27.51%		to	26.37%
2020	32,483	$3.14	to	$3.03	$130,870	0.08%	0.00%	to	0.90%	30.23%		to	29.07%
2019	33,382	$2.41	to	$2.35	$103,408	0.21%	0.00%	to	0.90%	31.28%		to	30.10%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	159

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Fid VIP Gro & Inc, Serv Cl
2023	10,537	$6.32	to	$3.90	$58,698	1.58%	0.45%	to	0.90%	18.05%		to	17.52%
2022	11,350	$5.35	to	$3.32	$53,326	1.58%	0.45%	to	0.90%	(5.45%)		to	(5.87%)
2021	11,749	$5.66	to	$3.53	$58,676	2.31%	0.45%	to	0.90%	25.20%		to	24.64%
2020	12,548	$4.52	to	$2.83	$49,950	2.03%	0.45%	to	0.90%	7.25%		to	6.77%
2019	13,949	$4.21	to	$2.65	$51,430	3.51%	0.45%	to	0.90%	29.36%		to	28.78%
Fid VIP Gro & Inc, Serv Cl 2
2023	13,916	$1.29	to	$4.55	$42,563	1.50%	0.20%	to	0.90%	18.13%		to	17.31%
2022	13,523	$1.09	to	$3.88	$37,593	1.48%	0.20%	to	0.90%	10.16	%(8)	to	(6.02%)
2021	14,106	$3.00	to	$4.13	$41,568	2.23%	0.30%	to	0.90%	25.26%		to	24.51%
2020	14,527	$2.40	to	$3.32	$34,236	1.94%	0.30%	to	0.90%	7.27%		to	6.63%
2019	15,461	$2.24	to	$3.11	$34,142	3.44%	0.30%	to	0.90%	29.29%		to	28.52%
Fid VIP Mid Cap, Init Cl
2023	7,806	$1.55	to	$1.55	$12,137	0.74%	0.00%	to	0.00%	15.08%		to	15.08%
2022	4,923	$1.35	to	$1.35	$6,651	0.65%	0.00%	to	0.00%	(14.74%)		to	(14.74%)
2021	2,804	$1.58	to	$1.58	$4,443	0.83%	0.00%	to	0.00%	25.60%		to	25.60%
2020	1,354	$1.26	to	$1.26	$1,709	0.76%	0.00%	to	0.00%	18.19%		to	18.19%
2019	587	$1.07	to	$1.07	$627	1.82%	0.00%	to	0.00%	6.75	%(5)	to	6.75	%(5)
Fid VIP Mid Cap, Serv Cl
2023	16,316	$5.37	to	$7.27	$93,435	0.51%	0.45%	to	0.90%	14.49%		to	13.98%
2022	17,526	$4.69	to	$6.38	$87,935	0.40%	0.45%	to	0.90%	(15.24%)		to	(15.62%)
2021	18,706	$5.53	to	$7.56	$110,914	0.51%	0.45%	to	0.90%	24.94%		to	24.38%
2020	20,253	$4.42	to	$6.08	$96,411	0.56%	0.45%	to	0.90%	17.51%		to	16.98%
2019	22,918	$3.77	to	$5.20	$93,093	0.78%	0.45%	to	0.90%	22.79%		to	22.24%
Fid VIP Mid Cap, Serv Cl 2
2023	32,730	$3.02	to	$5.98	$89,347	0.39%	0.00%	to	0.90%	14.80%		to	13.78%
2022	33,500	$2.63	to	$5.25	$82,444	0.27%	0.00%	to	0.90%	(14.97%)		to	(15.73%)
2021	34,796	$3.09	to	$6.23	$101,328	0.36%	0.00%	to	0.90%	25.31%		to	24.19%
2020	36,516	$2.47	to	$5.02	$85,663	0.40%	0.00%	to	0.90%	17.87%		to	16.81%
2019	39,144	$2.09	to	$4.30	$78,860	0.67%	0.00%	to	0.90%	23.17%		to	22.07%
Fid VIP Overseas, Serv Cl
2023	6,791	$3.17	to	$2.01	$18,753	0.96%	0.45%	to	0.90%	19.87%		to	19.33%
2022	7,022	$2.65	to	$1.68	$16,128	0.97%	0.45%	to	0.90%	(24.92%)		to	(25.26%)
2021	7,155	$3.52	to	$2.25	$22,201	0.44%	0.45%	to	0.90%	19.04%		to	18.50%
2020	7,557	$2.96	to	$1.90	$19,636	0.35%	0.45%	to	0.90%	14.98%		to	14.46%
2019	8,262	$2.57	to	$1.66	$18,661	1.64%	0.45%	to	0.90%	27.10%		to	26.53%
Fid VIP Overseas, Serv Cl 2
2023	9,130	$1.37	to	$2.74	$18,424	0.82%	0.20%	to	0.90%	19.98%		to	19.15%
2022	9,113	$1.14	to	$2.30	$15,586	0.84%	0.20%	to	0.90%	15.16	%(8)	to	(25.36%)
2021	9,488	$2.31	to	$3.08	$21,671	0.33%	0.30%	to	0.90%	19.03%		to	18.32%
2020	9,503	$1.94	to	$2.61	$18,330	0.23%	0.30%	to	0.90%	14.99%		to	14.30%
2019	9,679	$1.69	to	$2.28	$16,362	1.54%	0.30%	to	0.90%	27.12%		to	26.36%
Fid VIP Strategic Inc, Init Cl
2023	5,366	$1.15	to	$1.15	$6,185	7.12%	0.00%	to	0.00%	9.41%		to	9.41%
2022	2,016	$1.05	to	$1.05	$2,123	4.56%	0.00%	to	0.00%	(11.26%)		to	(11.26%)
2021	1,156	$1.19	to	$1.19	$1,373	3.58%	0.00%	to	0.00%	3.74%		to	3.74%
2020	568	$1.14	to	$1.14	$650	5.49%	0.00%	to	0.00%	7.52%		to	7.52%
2019	176	$1.06	to	$1.06	$188	12.27%	0.00%	to	0.00%	6.34	%(5)	to	6.34	%(5)
Fid VIP Strategic Inc, Serv Cl 2
2023	1,347	$1.37	to	$1.37	$1,851	4.47%	0.00%	to	0.00%	9.18%		to	9.18%
2022	1,270	$1.26	to	$1.26	$1,599	3.39%	0.00%	to	0.00%	(11.52%)		to	(11.52%)
2021	1,315	$1.42	to	$1.42	$1,871	2.40%	0.00%	to	0.00%	3.53%		to	3.53%
2020	1,369	$1.37	to	$1.37	$1,881	3.41%	0.00%	to	0.00%	7.16%		to	7.16%
2019	1,225	$1.28	to	$1.28	$1,571	3.48%	0.00%	to	0.00%	10.66%		to	10.66%

160	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Frank Global Real Est, Cl 2
2023	16,098	$1.21	to	$2.97	$36,919	2.88%	0.20%	to	0.90%	11.21%		to	10.44%
2022	16,275	$1.09	to	$2.69	$35,304	2.41%	0.20%	to	0.90%	10.23	%(8)	to	(26.72%)
2021	16,713	$1.84	to	$3.67	$49,462	0.88%	0.30%	to	0.90%	26.41%		to	25.66%
2020	17,139	$1.45	to	$2.92	$40,414	3.26%	0.30%	to	0.90%	(5.67%)		to	(6.24%)
2019	18,319	$1.54	to	$3.11	$46,066	2.64%	0.30%	to	0.90%	22.01%		to	21.28%
Frank Inc, Cl 1
2023	2,093	$1.31	to	$1.31	$2,748	4.40%	0.00%	to	0.00%	8.87%		to	8.87%
2022	797	$1.21	to	$1.21	$961	4.49%	0.00%	to	0.00%	(5.24%)		to	(5.24%)
2021	471	$1.27	to	$1.27	$599	4.12%	0.00%	to	0.00%	17.01%		to	17.01%
2020	178	$1.09	to	$1.09	$194	7.03%	0.00%	to	0.00%	0.97%		to	0.97%
2019	79	$1.08	to	$1.08	$85	3.55%	0.00%	to	0.00%	7.54	%(5)	to	7.54	%(5)
Frank Inc, Cl 2
2023	7,495	$1.71	to	$1.38	$11,075	5.14%	0.00%	to	0.90%	8.62%		to	7.65%
2022	6,495	$1.58	to	$1.28	$8,876	4.75%	0.00%	to	0.90%	(5.47%)		to	(6.32%)
2021	4,438	$1.67	to	$1.37	$6,444	4.56%	0.00%	to	0.90%	16.76%		to	15.71%
2020	4,213	$1.43	to	$1.18	$5,263	6.04%	0.00%	to	0.90%	0.69%		to	(0.21%)
2019	5,909	$1.42	to	$1.18	$7,318	5.22%	0.00%	to	0.90%	16.06%		to	15.02%
Frank Mutual Shares, Cl 1
2023	337	$1.34	to	$1.34	$450	2.51%	0.00%	to	0.00%	13.73%		to	13.73%
2022	201	$1.17	to	$1.17	$236	2.47%	0.00%	to	0.00%	(7.15%)		to	(7.15%)
2021	123	$1.26	to	$1.26	$155	3.55%	0.00%	to	0.00%	19.52%		to	19.52%
2020	84	$1.06	to	$1.06	$89	4.14%	0.00%	to	0.00%	(4.85%)		to	(4.85%)
2019	13	$1.11	to	$1.11	$14	3.45%	0.00%	to	0.00%	10.90	%(5)	to	10.90	%(5)
Frank Mutual Shares, Cl 2
2023	6,314	$2.24	to	$2.84	$17,015	1.88%	0.00%	to	0.90%	13.46%		to	12.45%
2022	6,337	$1.98	to	$2.52	$16,110	1.86%	0.00%	to	0.90%	(7.43%)		to	(8.26%)
2021	6,441	$2.13	to	$2.75	$17,822	2.87%	0.00%	to	0.90%	19.17%		to	18.10%
2020	6,866	$1.79	to	$2.33	$16,017	2.79%	0.00%	to	0.90%	(5.04%)		to	(5.89%)
2019	7,714	$1.89	to	$2.47	$19,189	1.82%	0.00%	to	0.90%	22.57%		to	21.47%
Frank Sm Cap Val, Cl 1
2023	4,162	$1.48	to	$1.48	$6,172	0.74%	0.00%	to	0.00%	13.02%		to	13.02%
2022	3,124	$1.31	to	$1.31	$4,099	1.25%	0.00%	to	0.00%	(9.82%)		to	(9.82%)
2021	1,916	$1.45	to	$1.45	$2,787	1.16%	0.00%	to	0.00%	25.67%		to	25.67%
2020	950	$1.16	to	$1.16	$1,099	1.60%	0.00%	to	0.00%	5.41%		to	5.41%
2019	291	$1.10	to	$1.10	$320	1.01%	0.00%	to	0.00%	9.89	%(5)	to	9.89	%(5)
Frank Sm Cap Val, Cl 2
2023	11,783	$3.03	to	$6.58	$47,555	0.52%	0.00%	to	0.90%	12.75%		to	11.74%
2022	11,635	$2.68	to	$5.89	$44,517	0.99%	0.00%	to	0.90%	(10.06%)		to	(10.87%)
2021	12,267	$2.98	to	$6.61	$52,655	1.01%	0.00%	to	0.90%	25.37%		to	24.24%
2020	11,315	$2.38	to	$5.32	$40,048	1.49%	0.00%	to	0.90%	5.19%		to	4.25%
2019	11,462	$2.26	to	$5.10	$39,541	1.05%	0.00%	to	0.90%	26.35%		to	25.22%
GS VIT Mid Cap Val, Inst
2023	19,258	$1.20	to	$7.67	$87,191	1.01%	0.20%	to	0.90%	11.20%		to	10.42%
2022	18,874	$1.08	to	$6.94	$84,170	0.69%	0.20%	to	0.90%	8.14	%(8)	to	(10.79%)
2021	20,047	$2.88	to	$7.78	$100,229	0.47%	0.30%	to	0.90%	30.56%		to	29.78%
2020	21,413	$2.20	to	$6.00	$82,944	0.64%	0.30%	to	0.90%	8.08%		to	7.43%
2019	23,536	$2.04	to	$5.58	$84,916	0.79%	0.30%	to	0.90%	31.13%		to	30.35%
GS VIT Multi-Strategy Alt, Advisor
2023	1,769	$1.10	to	$1.01	$1,891	6.56%	0.00%	to	0.90%	7.53%		to	6.57%
2022	1,726	$1.02	to	$0.95	$1,730	3.33%	0.00%	to	0.90%	(6.85%)		to	(7.68%)
2021	1,615	$1.10	to	$1.02	$1,738	1.51%	0.00%	to	0.90%	4.66%		to	3.72%
2020	1,174	$1.05	to	$0.99	$1,207	1.72%	0.00%	to	0.90%	6.58%		to	5.62%
2019	1,294	$0.98	to	$0.94	$1,243	2.61%	0.00%	to	0.90%	8.60%		to	7.63%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	161

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
GS VIT Sm Cap Eq Insights, Inst
2023	1,111	$5.75	to	$4.45	$6,042	0.99%	0.45%	to	0.90%	18.74%		to	18.21%
2022	1,236	$4.85	to	$3.76	$5,638	0.31%	0.45%	to	0.90%	(19.74%)		to	(20.10%)
2021	1,271	$6.04	to	$4.71	$7,159	0.46%	0.45%	to	0.90%	23.23%		to	22.68%
2020	1,343	$4.90	to	$3.84	$6,147	0.22%	0.45%	to	0.90%	8.09%		to	7.61%
2019	1,566	$4.53	to	$3.57	$6,649	0.48%	0.45%	to	0.90%	24.28%		to	23.72%
GS VIT U.S. Eq Insights, Inst
2023	10,905	$1.29	to	$3.57	$54,892	0.69%	0.20%	to	0.90%	23.56%		to	22.70%
2022	11,166	$1.05	to	$2.91	$48,260	0.81%	0.20%	to	0.90%	5.39	%(8)	to	(20.46%)
2021	11,927	$3.84	to	$3.66	$64,307	0.81%	0.30%	to	0.90%	29.02%		to	28.25%
2020	13,046	$2.98	to	$2.85	$53,952	0.87%	0.30%	to	0.90%	17.19%		to	16.49%
2019	14,289	$2.54	to	$2.45	$50,257	1.25%	0.30%	to	0.90%	24.83%		to	24.09%
Invesco VI Am Fran, Ser I
2023	4,088	$3.92	to	$3.72	$15,868	—	0.45%	to	0.90%	40.30%		to	39.67%
2022	4,539	$2.79	to	$2.66	$12,554	—	0.45%	to	0.90%	(31.42%)		to	(31.73%)
2021	4,891	$4.07	to	$3.90	$19,737	—	0.45%	to	0.90%	11.42%		to	10.92%
2020	5,233	$3.66	to	$3.52	$18,978	0.07%	0.45%	to	0.90%	41.71%		to	41.08%
2019	5,285	$2.58	to	$2.49	$13,533	—	0.45%	to	0.90%	36.14%		to	35.53%
Invesco VI Am Fran, Ser II
2023	3,816	$1.41	to	$3.61	$14,109	—	0.20%	to	0.90%	40.32%		to	39.34%
2022	4,044	$1.01	to	$2.59	$11,184	—	0.20%	to	0.90%	1.87	%(8)	to	(31.91%)
2021	4,376	$4.22	to	$3.81	$17,685	—	0.30%	to	0.90%	11.31%		to	10.65%
2020	4,675	$3.79	to	$3.44	$16,970	—	0.30%	to	0.90%	41.57%		to	40.73%
2019	4,783	$2.68	to	$2.44	$12,265	—	0.30%	to	0.90%	36.02%		to	35.20%
Invesco VI Bal Risk Alloc, Ser I
2023	518	$1.19	to	$1.19	$616	—	0.00%	to	0.00%	6.63%		to	6.63%
2022	349	$1.12	to	$1.12	$389	8.45%	0.00%	to	0.00%	(14.35%)		to	(14.35%)
2021	229	$1.30	to	$1.30	$298	3.85%	0.00%	to	0.00%	9.55%		to	9.55%
2020	139	$1.19	to	$1.19	$166	10.02%	0.00%	to	0.00%	10.22%		to	10.22%
2019	61	$1.08	to	$1.08	$66	—	0.00%	to	0.00%	8.13	%(5)	to	8.13	%(5)
Invesco VI Bal Risk Alloc, Ser II
2023	3,355	$1.45	to	$1.27	$4,497	—	0.00%	to	0.90%	6.40%		to	5.45%
2022	4,071	$1.37	to	$1.20	$5,131	6.84%	0.00%	to	0.90%	(14.52%)		to	(15.28%)
2021	4,692	$1.60	to	$1.42	$6,929	3.00%	0.00%	to	0.90%	9.26%		to	8.28%
2020	4,984	$1.46	to	$1.31	$6,778	7.66%	0.00%	to	0.90%	9.99%		to	9.00%
2019	5,671	$1.33	to	$1.20	$7,026	—	0.00%	to	0.90%	14.88%		to	13.85%
Invesco VI Comstock, Ser II
2023	3,104	$1.24	to	$2.73	$12,339	1.59%	0.20%	to	0.90%	11.87%		to	11.09%
2022	3,035	$1.11	to	$2.46	$11,358	1.49%	0.20%	to	0.90%	11.38	%(8)	to	(0.06%)
2021	2,550	$2.71	to	$2.46	$9,342	1.69%	0.30%	to	0.90%	32.65%		to	31.85%
2020	2,468	$2.05	to	$1.87	$6,736	2.04%	0.30%	to	0.90%	(1.38%)		to	(1.97%)
2019	2,967	$2.07	to	$1.90	$8,353	1.67%	0.30%	to	0.90%	24.57%		to	23.82%
Invesco VI Core Eq, Ser I
2023	21,634	$4.43	to	$5.19	$104,071	0.73%	0.45%	to	0.90%	22.81%		to	22.26%
2022	23,617	$3.60	to	$4.25	$92,773	0.92%	0.45%	to	0.90%	(20.90%)		to	(21.26%)
2021	25,190	$4.56	to	$5.39	$125,393	0.66%	0.45%	to	0.90%	27.17%		to	26.59%
2020	27,074	$3.58	to	$4.26	$106,411	1.34%	0.45%	to	0.90%	13.34%		to	12.83%
2019	29,656	$3.16	to	$3.78	$103,131	0.94%	0.45%	to	0.90%	28.39%		to	27.81%
Invesco VI Dis Mid Cap Gro, Ser I
2023	9,920	$1.13	to	$1.36	$13,710	—	0.20%	to	0.90%	12.93%		to	12.14%
2022	10,179	$1.00	to	$1.22	$12,519	—	0.20%	to	0.90%	1.14	%(8)	to	(31.60%)
2021	10,665	$1.80	to	$1.78	$19,094	—	0.30%	to	0.90%	18.74%		to	18.03%
2020	11,024	$1.51	to	$1.51	$16,654	0.05%	0.30%	to	0.90%	51.28	%(6)	to	50.66	%(6)

162	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Div Divd, Ser I
2023	6,836	$1.19	to	$2.71	$18,821	2.01%	0.20%	to	0.90%	8.83%		to	8.07%
2022	7,207	$1.09	to	$2.51	$18,682	1.92%	0.20%	to	0.90%	10.06	%(8)	to	(2.56%)
2021	7,204	$2.54	to	$2.58	$19,078	2.14%	0.30%	to	0.90%	18.54%		to	17.83%
2020	8,203	$2.14	to	$2.19	$18,342	3.03%	0.30%	to	0.90%	(0.16%)		to	(0.76%)
2019	9,048	$2.15	to	$2.20	$20,296	2.87%	0.30%	to	0.90%	24.72%		to	23.97%
Invesco VI EQV Intl Eq, Ser II
2023	8,802	$1.31	to	$1.54	$20,525	—	0.20%	to	0.90%	17.63%		to	16.81%
2022	9,259	$1.11	to	$1.32	$18,772	1.42%	0.20%	to	0.90%	12.44	%(8)	to	(19.23%)
2021	9,836	$1.85	to	$1.63	$24,299	1.06%	0.30%	to	0.90%	5.29%		to	4.66%
2020	10,344	$1.76	to	$1.56	$24,077	2.13%	0.30%	to	0.90%	13.40%		to	12.72%
2019	11,516	$1.55	to	$1.38	$23,704	1.27%	0.30%	to	0.90%	27.85%		to	27.09%
Invesco VI Global, Ser I
2023	4,124	$1.56	to	$1.56	$6,451	0.26%	0.00%	to	0.00%	34.73%		to	34.73%
2022	2,766	$1.16	to	$1.16	$3,211	—	0.00%	to	0.00%	(31.76%)		to	(31.76%)
2021	1,664	$1.70	to	$1.70	$2,831	—	0.00%	to	0.00%	15.49%		to	15.49%
2020	603	$1.47	to	$1.47	$888	0.80%	0.00%	to	0.00%	27.64%		to	27.64%
2019	155	$1.15	to	$1.15	$179	0.81%	0.00%	to	0.00%	14.36	%(5)	to	14.36	%(5)
Invesco VI Global, Ser II
2023	8,086	$3.08	to	$3.41	$30,674	—	0.00%	to	0.90%	34.45%		to	33.25%
2022	8,120	$2.29	to	$2.56	$23,844	—	0.00%	to	0.90%	(31.94%)		to	(32.55%)
2021	8,266	$3.37	to	$3.79	$35,636	—	0.00%	to	0.90%	15.17%		to	14.14%
2020	8,196	$2.92	to	$3.32	$30,817	0.46%	0.00%	to	0.90%	27.34%		to	26.20%
2019	8,141	$2.29	to	$2.63	$23,970	0.64%	0.00%	to	0.90%	31.45%		to	30.28%
Invesco VI Gbl Strat Inc, Ser I
2023	786	$1.02	to	$1.02	$802	—	0.00%	to	0.00%	8.88%		to	8.88%
2022	533	$0.94	to	$0.94	$500	—	0.00%	to	0.00%	(11.46%)		to	(11.46%)
2021	226	$1.06	to	$1.06	$240	6.68%	0.00%	to	0.00%	(3.41%)		to	(3.41%)
2020	78	$1.10	to	$1.10	$85	7.81%	0.00%	to	0.00%	3.40%		to	3.40%
2019	22	$1.06	to	$1.06	$24	3.04%	0.00%	to	0.00%	5.81	%(5)	to	5.81	%(5)
Invesco VI Gbl Strat Inc, Ser II
2023	21,300	$1.14	to	$1.49	$30,476	—	0.00%	to	0.90%	8.60%		to	7.63%
2022	20,774	$1.05	to	$1.39	$28,013	—	0.00%	to	0.90%	(11.71%)		to	(12.51%)
2021	21,943	$1.19	to	$1.58	$33,769	4.29%	0.00%	to	0.90%	(3.56%)		to	(4.43%)
2020	22,178	$1.24	to	$1.66	$35,774	5.34%	0.00%	to	0.90%	2.99%		to	2.07%
2019	24,251	$1.20	to	$1.62	$38,201	3.39%	0.00%	to	0.90%	10.61%		to	9.61%
Invesco VI Mn St Sm Cap, Ser I
2023	3,808	$1.57	to	$1.57	$5,988	1.32%	0.00%	to	0.00%	18.13%		to	18.13%
2022	2,696	$1.33	to	$1.33	$3,588	0.63%	0.00%	to	0.00%	(15.83%)		to	(15.83%)
2021	1,677	$1.58	to	$1.58	$2,652	0.45%	0.00%	to	0.00%	22.55%		to	22.55%
2020	673	$1.29	to	$1.29	$868	0.80%	0.00%	to	0.00%	19.93%		to	19.93%
2019	260	$1.08	to	$1.08	$280	0.17%	0.00%	to	0.00%	7.92	%(5)	to	7.92	%(5)
Invesco VI Mn St Sm Cap, Ser II
2023	7,037	$3.38	to	$3.93	$30,300	0.97%	0.00%	to	0.90%	17.82%		to	16.77%
2022	6,626	$2.87	to	$3.37	$25,087	0.24%	0.00%	to	0.90%	(16.04%)		to	(16.79%)
2021	7,170	$3.42	to	$4.05	$32,012	0.18%	0.00%	to	0.90%	22.26%		to	21.17%
2020	7,297	$2.80	to	$3.34	$27,277	0.37%	0.00%	to	0.90%	19.63%		to	18.56%
2019	7,714	$2.34	to	$2.82	$24,402	—	0.00%	to	0.90%	26.13%		to	25.00%
Invesco VI Tech, Ser I
2023	3,928	$1.19	to	$4.68	$18,078	—	0.00%	to	0.90%	46.94%		to	45.63%
2022	3,280	$0.81	to	$3.21	$12,123	—	0.00%	to	0.90%	(20.38	%)(7)	to	(40.49%)
2021	3,297	$4.51	to	$5.40	$22,281	—	0.30%	to	0.90%	14.07%		to	13.39%
2020	3,462	$3.95	to	$4.76	$20,536	—	0.30%	to	0.90%	45.68%		to	44.81%
2019	2,826	$2.71	to	$3.29	$11,505	—	0.30%	to	0.90%	35.47%		to	34.66%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	163

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Invesco VI Tech, Ser II
2023	511	$1.18	to	$1.18	$605	—	0.00%	to	0.00%	46.72%		to	46.72%
2022	198	$0.81	to	$0.81	$160	—	0.00%	to	0.00%	(20.54	%)(7)	to	(20.54	%)(7)
Janus Henderson VIT Bal, Inst
2023	12,006	$1.48	to	$1.48	$17,770	2.28%	0.00%	to	0.00%	15.41%		to	15.41%
2022	8,395	$1.28	to	$1.28	$10,767	1.41%	0.00%	to	0.00%	(16.40%)		to	(16.40%)
2021	4,924	$1.53	to	$1.53	$7,553	1.04%	0.00%	to	0.00%	17.20%		to	17.20%
2020	1,908	$1.31	to	$1.31	$2,497	2.14%	0.00%	to	0.00%	14.31%		to	14.31%
2019	734	$1.15	to	$1.15	$841	2.88%	0.00%	to	0.00%	14.51	%(5)	to	14.51	%(5)
Janus Henderson VIT Bal, Serv
2023	3,293	$1.56	to	$1.56	$5,138	1.79%	0.00%	to	0.00%	15.13%		to	15.13%
2022	3,409	$1.36	to	$1.36	$4,620	0.97%	0.00%	to	0.00%	(16.62%)		to	(16.62%)
2021	3,481	$1.63	to	$1.63	$5,657	0.68%	0.00%	to	0.00%	16.91%		to	16.91%
2020	3,007	$1.39	to	$1.39	$4,180	1.53%	0.00%	to	0.00%	14.03%		to	14.03%
2019	2,604	$1.22	to	$1.22	$3,174	1.72%	0.00%	to	0.00%	22.27%		to	22.27%
Janus Henderson VIT Enter, Serv
2023	3,428	$8.39	to	$3.15	$22,304	0.09%	0.45%	to	0.90%	17.25%		to	16.72%
2022	3,603	$7.15	to	$2.69	$19,831	0.08%	0.45%	to	0.90%	(16.53%)		to	(16.90%)
2021	3,776	$8.57	to	$3.24	$25,037	0.24%	0.45%	to	0.90%	16.02%		to	15.50%
2020	4,252	$7.39	to	$2.81	$23,989	—	0.45%	to	0.90%	18.65%		to	18.12%
2019	4,628	$6.23	to	$2.38	$21,607	0.05%	0.45%	to	0.90%	34.55%		to	33.95%
Janus Henderson VIT Flex Bd, Inst
2023	1,782	$1.08	to	$1.08	$1,922	5.14%	0.00%	to	0.00%	5.50%		to	5.50%
2022	768	$1.02	to	$1.02	$785	2.92%	0.00%	to	0.00%	(13.66%)		to	(13.66%)
2021	434	$1.18	to	$1.18	$514	2.25%	0.00%	to	0.00%	(0.90%)		to	(0.90%)
2020	232	$1.19	to	$1.19	$277	3.99%	0.00%	to	0.00%	10.48%		to	10.48%
2019	26	$1.08	to	$1.08	$28	4.70%	0.00%	to	0.00%	8.12	%(5)	to	8.12	%(5)
Janus Henderson VIT Flex Bd, Serv
2023	983	$1.19	to	$1.19	$1,167	3.62%	0.00%	to	0.00%	5.29%		to	5.29%
2022	970	$1.13	to	$1.13	$1,094	2.15%	0.00%	to	0.00%	(13.90%)		to	(13.90%)
2021	842	$1.31	to	$1.31	$1,102	1.75%	0.00%	to	0.00%	(1.11%)		to	(1.11%)
2020	599	$1.32	to	$1.32	$794	2.51%	0.00%	to	0.00%	10.25%		to	10.25%
2019	455	$1.20	to	$1.20	$547	2.90%	0.00%	to	0.00%	9.28%		to	9.28%
Janus Hend VIT Gbl Tech Innov, Srv
2023	6,351	$1.56	to	$3.57	$52,441	—	0.20%	to	0.90%	53.97%		to	52.90%
2022	6,126	$1.01	to	$2.34	$34,653	—	0.20%	to	0.90%	3.74	%(8)	to	(37.69%)
2021	6,625	$6.64	to	$3.75	$59,305	0.11%	0.30%	to	0.90%	17.39%		to	16.69%
2020	7,289	$5.66	to	$3.21	$53,739	—	0.30%	to	0.90%	50.28%		to	49.38%
2019	7,220	$3.77	to	$2.15	$34,159	—	0.30%	to	0.90%	44.38%		to	43.52%
Janus Henderson VIT Overseas, Serv
2023	17,173	$1.28	to	$1.99	$39,312	1.43%	0.20%	to	0.90%	10.36%		to	9.60%
2022	17,334	$1.16	to	$1.82	$36,993	1.71%	0.20%	to	0.90%	17.25	%(8)	to	(9.65%)
2021	17,623	$1.66	to	$2.01	$41,478	1.04%	0.30%	to	0.90%	12.95%		to	12.27%
2020	17,853	$1.47	to	$1.79	$37,284	1.21%	0.30%	to	0.90%	15.68%		to	14.98%
2019	19,652	$1.27	to	$1.56	$35,591	1.83%	0.30%	to	0.90%	26.33%		to	25.57%
Janus Henderson VIT Res, Inst
2023	3,715	$1.91	to	$1.91	$7,098	0.14%	0.00%	to	0.00%	43.17%		to	43.17%
2022	2,596	$1.33	to	$1.33	$3,464	0.21%	0.00%	to	0.00%	(29.89%)		to	(29.89%)
2021	1,254	$1.90	to	$1.90	$2,388	0.08%	0.00%	to	0.00%	20.33%		to	20.33%
2020	293	$1.58	to	$1.58	$464	0.45%	0.00%	to	0.00%	32.95%		to	32.95%
2019	112	$1.19	to	$1.19	$133	0.70%	0.00%	to	0.00%	18.81	%(5)	to	18.81	%(5)

164	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Janus Henderson VIT Res, Serv
2023	3,293	$4.20	to	$3.86	$16,641	0.06%	0.00%	to	0.90%	42.81%		to	41.54%
2022	3,380	$2.94	to	$2.73	$12,395	—	0.00%	to	0.90%	(30.06%)		to	(30.69%)
2021	3,568	$4.20	to	$3.94	$18,747	0.02%	0.00%	to	0.90%	20.05%		to	18.97%
2020	3,601	$3.50	to	$3.31	$15,839	0.22%	0.00%	to	0.90%	32.57%		to	31.39%
2019	3,750	$2.64	to	$2.52	$12,617	0.31%	0.00%	to	0.90%	35.23%		to	34.01%
Lazard Ret Global Dyn MA, Inv
2023	446	$1.14	to	$1.14	$507	—	0.00%	to	0.00%	11.06%		to	11.06%
2022	308	$1.02	to	$1.02	$315	0.24%	0.00%	to	0.00%	(17.28%)		to	(17.28%)
2021	230	$1.24	to	$1.24	$284	2.50%	0.00%	to	0.00%	12.16%		to	12.16%
2020	179	$1.10	to	$1.10	$198	0.82%	0.00%	to	0.00%	0.96%		to	0.96%
2019	28	$1.09	to	$1.09	$31	0.04%	0.00%	to	0.00%	9.31	%(5)	to	9.31	%(5)
Lazard Ret Global Dyn MA, Serv
2023	943	$1.55	to	$1.29	$1,303	—	0.00%	to	0.90%	10.81%		to	9.82%
2022	1,060	$1.40	to	$1.17	$1,327	0.08%	0.00%	to	0.90%	(17.37%)		to	(18.11%)
2021	1,215	$1.69	to	$1.43	$1,850	2.79%	0.00%	to	0.90%	11.94%		to	10.93%
2020	1,966	$1.51	to	$1.29	$2,667	0.60%	0.00%	to	0.90%	0.81%		to	(0.10%)
2019	2,202	$1.50	to	$1.29	$2,952	0.05%	0.00%	to	0.90%	17.79%		to	16.73%
MFS Mass Inv Gro Stock, Serv Cl
2023	17,981	$1.32	to	$2.65	$49,190	0.05%	0.20%	to	0.90%	23.46%		to	22.60%
2022	18,613	$1.07	to	$2.16	$41,514	—	0.20%	to	0.90%	8.09	%(8)	to	(20.17%)
2021	19,515	$2.82	to	$2.71	$54,276	0.03%	0.30%	to	0.90%	25.28%		to	24.53%
2020	21,364	$2.25	to	$2.17	$47,491	0.22%	0.30%	to	0.90%	21.83%		to	21.10%
2019	22,675	$1.85	to	$1.79	$41,453	0.34%	0.30%	to	0.90%	39.17%		to	38.33%
MFS New Dis, Serv Cl
2023	5,965	$1.18	to	$3.65	$28,058	—	0.20%	to	0.90%	14.03%		to	13.23%
2022	5,628	$1.04	to	$3.22	$26,224	—	0.20%	to	0.90%	5.44	%(8)	to	(30.62%)
2021	5,906	$3.55	to	$4.65	$39,453	—	0.30%	to	0.90%	1.27%		to	0.66%
2020	6,018	$3.50	to	$4.62	$39,984	—	0.30%	to	0.90%	45.15%		to	44.28%
2019	6,154	$2.41	to	$3.20	$28,454	—	0.30%	to	0.90%	40.85%		to	40.01%
MFS Utilities, Init Cl
2023	2,288	$1.37	to	$1.37	$3,130	3.64%	0.00%	to	0.00%	(2.11%)		to	(2.11%)
2022	1,767	$1.40	to	$1.40	$2,470	2.57%	0.00%	to	0.00%	0.76%		to	0.76%
2021	1,078	$1.39	to	$1.39	$1,495	1.76%	0.00%	to	0.00%	14.09%		to	14.09%
2020	598	$1.22	to	$1.22	$727	2.79%	0.00%	to	0.00%	5.90%		to	5.90%
2019	228	$1.15	to	$1.15	$261	5.24%	0.00%	to	0.00%	15.19	%(5)	to	15.19	%(5)
MFS Utilities, Serv Cl
2023	7,481	$2.29	to	$6.19	$23,338	3.28%	0.00%	to	0.90%	(2.33%)		to	(3.20%)
2022	8,179	$2.34	to	$6.40	$27,068	2.27%	0.00%	to	0.90%	0.48%		to	(0.42%)
2021	7,307	$2.33	to	$6.42	$24,415	1.53%	0.00%	to	0.90%	13.82%		to	12.80%
2020	7,495	$2.05	to	$5.69	$22,350	2.21%	0.00%	to	0.90%	5.62%		to	4.67%
2019	8,490	$1.94	to	$5.44	$24,381	3.79%	0.00%	to	0.90%	24.80%		to	23.68%
MS VIF Dis, Cl I
2023	5,406	$1.36	to	$1.36	$7,367	—	0.00%	to	0.00%	44.34%		to	44.34%
2022	3,634	$0.94	to	$0.94	$3,430	—	0.00%	to	0.00%	(62.96%)		to	(62.96%)
2021	2,007	$2.55	to	$2.55	$5,117	—	0.00%	to	0.00%	(11.06%)		to	(11.06%)
2020	1,054	$2.87	to	$2.87	$3,020	—	0.00%	to	0.00%	152.30%		to	152.30%
2019	355	$1.14	to	$1.14	$403	—	0.00%	to	0.00%	12.49	%(5)	to	12.49	%(5)
MS VIF Dis, Cl II
2023	5,728	$3.22	to	$3.22	$22,416	—	0.00%	to	0.90%	44.13%		to	42.84%
2022	5,392	$2.23	to	$2.26	$15,695	—	0.00%	to	0.90%	(62.97%)		to	(63.30%)
2021	5,974	$6.02	to	$6.15	$46,836	—	0.00%	to	0.90%	(11.19%)		to	(11.99%)
2020	6,550	$6.78	to	$6.98	$58,195	—	0.00%	to	0.90%	152.04%		to	149.79%
2019	4,958	$2.69	to	$2.80	$17,875	—	0.00%	to	0.90%	39.97%		to	38.71%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	165

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
MS VIF Global Real Est, Cl II
2023	3,208	$1.21	to	$1.03	$5,677	1.93%	0.20%	to	0.90%	10.25%		to	9.48%
2022	3,551	$1.09	to	$0.94	$5,689	4.61%	0.20%	to	0.90%	10.43	%(8)	to	(26.86%)
2021	4,169	$1.52	to	$1.28	$9,239	2.23%	0.30%	to	0.90%	23.46%		to	22.72%
2020	4,040	$1.23	to	$1.04	$6,830	4.30%	0.30%	to	0.90%	(15.11%)		to	(15.62%)
2019	5,039	$1.45	to	$1.24	$9,894	2.59%	0.30%	to	0.90%	17.70%		to	17.00%
NB AMT Sus Eq, Cl I
2023	1,332	$1.72	to	$1.72	$2,293	0.37%	0.00%	to	0.00%	26.90%		to	26.90%
2022	1,161	$1.36	to	$1.36	$1,576	0.45%	0.00%	to	0.00%	(18.45%)		to	(18.45%)
2021	387	$1.66	to	$1.66	$644	0.46%	0.00%	to	0.00%	23.48%		to	23.48%
2020	148	$1.35	to	$1.35	$199	0.79%	0.00%	to	0.00%	19.56%		to	19.56%
2019	81	$1.13	to	$1.13	$91	0.70%	0.00%	to	0.00%	12.46	%(5)	to	12.46	%(5)
NB AMT Sus Eq, Cl S
2023	244	$3.59	to	$3.59	$877	0.08%	0.00%	to	0.00%	26.57%		to	26.57%
2022	258	$2.84	to	$2.84	$731	0.13%	0.00%	to	0.00%	(18.65%)		to	(18.65%)
2021	266	$3.49	to	$3.49	$927	0.19%	0.00%	to	0.00%	23.16%		to	23.16%
2020	255	$2.83	to	$2.83	$721	0.41%	0.00%	to	0.00%	19.28%		to	19.28%
2019	210	$2.37	to	$2.37	$499	0.31%	0.00%	to	0.00%	25.58%		to	25.58%
NB AMT US Eq Index PW Strat, Cl S
2023	924	$1.40	to	$1.28	$1,243	—	0.00%	to	0.90%	15.00%		to	13.97%
2022	757	$1.21	to	$1.12	$892	—	0.00%	to	0.90%	(11.28%)		to	(12.07%)
2021	502	$1.37	to	$1.28	$670	0.32%	0.00%	to	0.90%	17.94%		to	16.89%
2020	444	$1.16	to	$1.09	$503	0.83%	0.00%	to	0.90%	8.26%		to	7.29%
2019	419	$1.07	to	$1.02	$440	0.14%	0.00%	to	0.90%	15.26%		to	14.22%
PIMCO VIT All Asset, Advisor Cl
2023	6,334	$1.53	to	$1.81	$12,131	2.84%	0.00%	to	0.90%	8.02%		to	7.05%
2022	6,499	$1.41	to	$1.69	$11,758	7.59%	0.00%	to	0.90%	(11.87%)		to	(12.66%)
2021	6,552	$1.60	to	$1.94	$13,665	10.90%	0.00%	to	0.90%	16.04%		to	15.00%
2020	7,112	$1.38	to	$1.68	$12,828	4.84%	0.00%	to	0.90%	7.91%		to	6.94%
2019	8,557	$1.28	to	$1.57	$14,439	2.81%	0.00%	to	0.90%	11.74%		to	10.74%
PIMCO VIT All Asset, Inst Cl
2023	886	$1.28	to	$1.28	$1,138	4.18%	0.00%	to	0.00%	8.28%		to	8.28%
2022	167	$1.19	to	$1.19	$198	8.02%	0.00%	to	0.00%	(11.66%)		to	(11.66%)
2021	112	$1.34	to	$1.34	$150	10.93%	0.00%	to	0.00%	16.41%		to	16.41%
2020	86	$1.15	to	$1.15	$99	5.75%	0.00%	to	0.00%	8.17%		to	8.17%
2019	42	$1.07	to	$1.07	$45	3.67%	0.00%	to	0.00%	6.52	%(5)	to	6.52	%(5)
PIMCO VIT Glb Man As Alloc, Adv Cl
2023	555	$1.56	to	$1.56	$867	2.51%	0.00%	to	0.00%	12.85%		to	12.85%
2022	319	$1.38	to	$1.38	$441	2.50%	0.00%	to	0.00%	(18.40%)		to	(18.40%)
2021	76	$1.70	to	$1.70	$129	2.32%	0.00%	to	0.00%	12.60%		to	12.60%
2020	79	$1.51	to	$1.51	$120	7.82%	0.00%	to	0.00%	16.71%		to	16.71%
2019	75	$1.29	to	$1.29	$97	1.96%	0.00%	to	0.00%	16.96%		to	16.96%
PIMCO VIT Tot Return, Advisor Cl
2023	13,673	$1.17	to	$1.05	$15,066	3.48%	0.00%	to	0.90%	5.83%		to	4.88%
2022	10,438	$1.11	to	$1.00	$10,911	2.51%	0.00%	to	0.90%	(14.39%)		to	(15.15%)
2021	10,893	$1.29	to	$1.18	$13,353	1.72%	0.00%	to	0.90%	(1.36%)		to	(2.25%)
2020	12,119	$1.31	to	$1.21	$15,103	1.96%	0.00%	to	0.90%	8.54%		to	7.57%
2019	6,815	$1.21	to	$1.13	$7,856	2.87%	0.00%	to	0.90%	8.25%		to	7.28%
PIMCO VIT Tot Return, Inst Cl
2023	3,601	$1.05	to	$1.05	$3,766	3.76%	0.00%	to	0.00%	6.09%		to	6.09%
2022	1,650	$0.99	to	$0.99	$1,627	2.85%	0.00%	to	0.00%	(14.17%)		to	(14.17%)
2021	1,031	$1.15	to	$1.15	$1,184	1.99%	0.00%	to	0.00%	(1.12%)		to	(1.12%)
2020	464	$1.16	to	$1.16	$539	2.19%	0.00%	to	0.00%	8.81%		to	8.81%
2019	142	$1.07	to	$1.07	$152	3.02%	0.00%	to	0.00%	6.85	%(5)	to	6.85	%(5)

166	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Put VT Global Hlth Care, Cl IA
2023	1,120	$1.12	to	$1.12	$1,256	0.38%	0.00%	to	0.00%	9.39%		to	9.39%
2022	432	$1.03	to	$1.03	$443	—	0.00%	to	0.00%	3.27	%(7)	to	3.27	%(7)
Put VT Global Hlth Care, Cl IB
2023	7,116	$1.12	to	$5.04	$28,810	0.29%	0.00%	to	0.90%	9.14%		to	8.16%
2022	7,234	$1.02	to	$4.66	$28,236	0.40%	0.00%	to	0.90%	3.12	%(7)	to	(5.53%)
2021	6,243	$3.50	to	$4.93	$29,500	1.08%	0.30%	to	0.90%	19.04%		to	18.33%
2020	6,443	$2.94	to	$4.17	$25,621	0.46%	0.30%	to	0.90%	15.93%		to	15.24%
2019	6,068	$2.54	to	$3.62	$21,109	—	0.30%	to	0.90%	29.90%		to	29.13%
Put VT Hi Yield, Cl IB
2023	1,769	$2.79	to	$2.84	$4,960	5.36%	0.45%	to	0.90%	11.64%		to	11.13%
2022	1,916	$2.50	to	$2.56	$4,816	5.21%	0.45%	to	0.90%	(12.00%)		to	(12.39%)
2021	2,053	$2.84	to	$2.92	$5,871	4.79%	0.45%	to	0.90%	4.51%		to	4.03%
2020	2,232	$2.72	to	$2.81	$6,114	5.90%	0.45%	to	0.90%	4.74%		to	4.26%
2019	2,581	$2.60	to	$2.69	$6,763	5.98%	0.45%	to	0.90%	13.89%		to	13.37%
Put VT Intl Eq, Cl IB
2023	3,398	$1.37	to	$2.23	$7,750	0.04%	0.20%	to	0.90%	18.27%		to	17.45%
2022	3,258	$1.15	to	$1.90	$6,565	1.56%	0.20%	to	0.90%	16.28	%(8)	to	(15.53%)
2021	3,271	$1.86	to	$2.25	$7,787	1.15%	0.30%	to	0.90%	8.49%		to	7.85%
2020	3,020	$1.71	to	$2.09	$6,531	1.54%	0.30%	to	0.90%	11.76%		to	11.09%
2019	2,706	$1.53	to	$1.88	$5,321	1.36%	0.30%	to	0.90%	24.78%		to	24.03%
Put VT Sus Leaders, Cl IA
2023	18,872	$7.94	to	$6.68	$137,266	0.75%	0.45%	to	0.90%	25.85%		to	25.29%
2022	20,480	$6.31	to	$5.33	$118,584	0.83%	0.45%	to	0.90%	(23.07%)		to	(23.41%)
2021	21,923	$8.20	to	$6.96	$165,256	0.34%	0.45%	to	0.90%	23.28%		to	22.73%
2020	23,599	$6.65	to	$5.67	$144,393	0.64%	0.45%	to	0.90%	28.48%		to	27.91%
2019	25,920	$5.18	to	$4.43	$123,672	0.68%	0.45%	to	0.90%	36.11%		to	35.50%
Put VT Sus Leaders, Cl IB
2023	1,184	$1.31	to	$4.98	$5,503	0.51%	0.20%	to	0.90%	25.86%		to	24.98%
2022	1,165	$1.04	to	$3.99	$4,485	0.56%	0.20%	to	0.90%	5.04	%(8)	to	(23.60%)
2021	1,230	$4.57	to	$5.22	$6,234	0.14%	0.30%	to	0.90%	23.16%		to	22.43%
2020	1,239	$3.71	to	$4.26	$5,145	0.41%	0.30%	to	0.90%	28.51%		to	27.74%
2019	1,202	$2.89	to	$3.34	$3,889	0.43%	0.30%	to	0.90%	35.95%		to	35.14%
Royce Micro-Cap, Invest Cl
2023	6,886	$4.06	to	$5.74	$29,908	—	0.45%	to	0.90%	18.25%		to	17.72%
2022	7,418	$3.43	to	$4.88	$27,319	—	0.45%	to	0.90%	(22.78%)		to	(23.13%)
2021	7,906	$4.45	to	$6.35	$37,739	—	0.45%	to	0.90%	29.40%		to	28.82%
2020	8,609	$3.44	to	$4.93	$31,936	—	0.45%	to	0.90%	23.24%		to	22.68%
2019	9,643	$2.79	to	$4.02	$29,104	—	0.45%	to	0.90%	19.02%		to	18.48%
Temp Global Bond, Cl 1
2023	875	$0.88	to	$0.88	$772	—	0.00%	to	0.00%	3.20%		to	3.20%
2022	608	$0.85	to	$0.85	$519	—	0.00%	to	0.00%	(4.85%)		to	(4.85%)
2021	248	$0.90	to	$0.90	$223	—	0.00%	to	0.00%	(4.62%)		to	(4.62%)
2020	152	$0.94	to	$0.94	$143	7.82%	0.00%	to	0.00%	(5.07%)		to	(5.07%)
2019	73	$0.99	to	$0.99	$72	2.65%	0.00%	to	0.00%	(0.96	%)(5)	to	(0.96	%)(5)
Temp Global Bond, Cl 2
2023	3,195	$0.95	to	$0.84	$2,831	—	0.00%	to	0.90%	2.88%		to	1.97%
2022	3,373	$0.93	to	$0.82	$2,913	—	0.00%	to	0.90%	(4.95%)		to	(5.80%)
2021	3,391	$0.98	to	$0.87	$3,085	—	0.00%	to	0.90%	(4.99%)		to	(5.84%)
2020	3,686	$1.03	to	$0.92	$3,542	8.39%	0.00%	to	0.90%	(5.28%)		to	(6.13%)
2019	3,922	$1.08	to	$0.98	$3,987	7.27%	0.00%	to	0.90%	2.01%		to	1.10%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	167

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Third Ave VST Third Ave Value
2023	7,472	$3.66	to	$4.54	$28,722	2.37%	0.45%	to	0.90%	20.27%		to	19.73%
2022	8,118	$3.04	to	$3.79	$25,991	1.49%	0.45%	to	0.90%	15.59%		to	15.07%
2021	8,504	$2.63	to	$3.30	$23,592	0.69%	0.45%	to	0.90%	21.51%		to	20.97%
2020	9,147	$2.17	to	$2.73	$20,951	2.67%	0.45%	to	0.90%	(2.83%)		to	(3.27%)
2019	9,991	$2.23	to	$2.82	$23,640	0.27%	0.45%	to	0.90%	11.96%		to	11.45%
VanEck VIP Global Gold, Cl S
2023	5,084	$1.35	to	$1.17	$6,333	—	0.00%	to	0.90%	10.41%		to	9.42%
2022	4,927	$1.23	to	$1.07	$5,555	—	0.00%	to	0.90%	(13.36%)		to	(14.13%)
2021	4,425	$1.42	to	$1.25	$5,768	11.15%	0.00%	to	0.90%	(14.01%)		to	(14.78%)
2020	5,145	$1.65	to	$1.46	$7,830	2.86%	0.00%	to	0.90%	38.62%		to	37.38%
2019	3,770	$1.19	to	$1.07	$4,141	—	0.00%	to	0.90%	38.75%		to	37.50%
VP Aggr, Cl 1
2023	70,330	$1.43	to	$1.43	$100,692	—	0.00%	to	0.00%	17.51%		to	17.51%
2022	50,815	$1.22	to	$1.22	$61,911	—	0.00%	to	0.00%	(17.99%)		to	(17.99%)
2021	29,035	$1.49	to	$1.49	$43,136	—	0.00%	to	0.00%	16.03%		to	16.03%
2020	11,213	$1.28	to	$1.28	$14,357	—	0.00%	to	0.00%	15.30%		to	15.30%
2019	3,674	$1.11	to	$1.11	$4,079	—	0.00%	to	0.00%	10.93	%(5)	to	10.93	%(5)
VP Aggr, Cl 2
2023	156,719	$2.34	to	$2.48	$377,076	—	0.00%	to	0.90%	17.22%		to	16.18%
2022	154,880	$2.00	to	$2.14	$323,447	—	0.00%	to	0.90%	(18.19%)		to	(18.92%)
2021	148,828	$2.44	to	$2.64	$381,718	—	0.00%	to	0.90%	15.76%		to	14.72%
2020	145,597	$2.11	to	$2.30	$324,256	—	0.00%	to	0.90%	14.99%		to	13.96%
2019	148,099	$1.84	to	$2.02	$288,958	—	0.00%	to	0.90%	21.59%		to	20.50%
VP Aggr, Cl 4
2023	148,631	$1.25	to	$2.49	$360,394	—	0.20%	to	0.90%	16.96%		to	16.15%
2022	152,995	$1.07	to	$2.14	$325,260	—	0.20%	to	0.90%	7.96	%(8)	to	(18.92%)
2021	158,006	$2.33	to	$2.64	$412,243	—	0.30%	to	0.90%	15.43%		to	14.74%
2020	165,392	$2.02	to	$2.30	$374,911	—	0.30%	to	0.90%	14.62%		to	13.93%
2019	177,281	$1.76	to	$2.02	$351,736	—	0.30%	to	0.90%	21.31%		to	20.59%
VP Conserv, Cl 1
2023	2,638	$1.12	to	$1.12	$2,943	—	0.00%	to	0.00%	8.65%		to	8.65%
2022	976	$1.03	to	$1.03	$1,002	—	0.00%	to	0.00%	(15.26%)		to	(15.26%)
2021	953	$1.21	to	$1.21	$1,155	—	0.00%	to	0.00%	3.05%		to	3.05%
2020	253	$1.18	to	$1.18	$297	—	0.00%	to	0.00%	9.55%		to	9.55%
2019	149	$1.07	to	$1.07	$160	—	0.00%	to	0.00%	7.31	%(5)	to	7.31	%(5)
VP Conserv, Cl 2
2023	14,940	$1.34	to	$1.36	$20,767	—	0.00%	to	0.90%	8.46%		to	7.49%
2022	16,047	$1.24	to	$1.26	$20,754	—	0.00%	to	0.90%	(15.54%)		to	(16.30%)
2021	16,880	$1.47	to	$1.51	$26,018	—	0.00%	to	0.90%	2.82%		to	1.89%
2020	21,852	$1.43	to	$1.48	$32,926	—	0.00%	to	0.90%	9.30%		to	8.32%
2019	11,798	$1.30	to	$1.37	$16,251	—	0.00%	to	0.90%	10.75%		to	9.76%
VP Conserv, Cl 4
2023	15,252	$1.11	to	$1.36	$21,136	—	0.20%	to	0.90%	8.18%		to	7.42%
2022	15,526	$1.03	to	$1.26	$20,096	—	0.20%	to	0.90%	3.31	%(8)	to	(16.25%)
2021	16,745	$1.41	to	$1.51	$25,785	—	0.30%	to	0.90%	2.51%		to	1.90%
2020	19,543	$1.38	to	$1.48	$29,322	—	0.30%	to	0.90%	8.91%		to	8.26%
2019	16,344	$1.26	to	$1.37	$22,424	—	0.30%	to	0.90%	10.42%		to	9.76%
VP Man Vol Conserv, Cl 1
2023	547	$1.10	to	$1.10	$602	—	0.00%	to	0.00%	8.05%		to	8.05%
2022	402	$1.02	to	$1.02	$410	—	0.00%	to	0.00%	(15.75%)		to	(15.75%)
2021	336	$1.21	to	$1.21	$407	—	0.00%	to	0.00%	2.91%		to	2.91%
2020	297	$1.18	to	$1.18	$349	—	0.00%	to	0.00%	8.35%		to	8.35%
2019	37	$1.08	to	$1.08	$40	—	0.00%	to	0.00%	8.45	%(5)	to	8.45	%(5)

168	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Man Vol Conserv, Cl 2
2023	2,245	$1.22	to	$1.12	$2,647	—	0.00%	to	0.90%	7.87%		to	6.90%
2022	2,548	$1.13	to	$1.05	$2,783	—	0.00%	to	0.90%	(15.99%)		to	(16.74%)
2021	2,829	$1.35	to	$1.26	$3,687	—	0.00%	to	0.90%	2.63%		to	1.71%
2020	5,350	$1.31	to	$1.24	$6,839	—	0.00%	to	0.90%	8.12%		to	7.15%
2019	2,952	$1.21	to	$1.16	$3,492	—	0.00%	to	0.90%	11.92%		to	10.91%
VP Man Vol Conserv Gro, Cl 1
2023	1,440	$1.15	to	$1.15	$1,662	—	0.00%	to	0.00%	10.19%		to	10.19%
2022	921	$1.05	to	$1.05	$964	—	0.00%	to	0.00%	(16.88%)		to	(16.88%)
2021	757	$1.26	to	$1.26	$954	—	0.00%	to	0.00%	5.77%		to	5.77%
2020	454	$1.19	to	$1.19	$541	—	0.00%	to	0.00%	9.35%		to	9.35%
2019	188	$1.09	to	$1.09	$204	—	0.00%	to	0.00%	8.81	%(5)	to	8.81	%(5)
VP Man Vol Conserv Gro, Cl 2
2023	2,743	$1.31	to	$1.20	$3,438	—	0.00%	to	0.90%	9.98%		to	8.99%
2022	4,562	$1.19	to	$1.10	$5,217	—	0.00%	to	0.90%	(17.06%)		to	(17.81%)
2021	5,248	$1.43	to	$1.34	$7,264	—	0.00%	to	0.90%	5.45%		to	4.51%
2020	5,346	$1.36	to	$1.28	$7,037	—	0.00%	to	0.90%	9.15%		to	8.17%
2019	4,191	$1.24	to	$1.18	$5,088	—	0.00%	to	0.90%	14.00%		to	12.97%
VP Man Vol Gro, Cl 1
2023	21,742	$1.27	to	$1.27	$27,704	—	0.00%	to	0.00%	14.87%		to	14.87%
2022	15,570	$1.11	to	$1.11	$17,271	—	0.00%	to	0.00%	(19.22%)		to	(19.22%)
2021	10,636	$1.37	to	$1.37	$14,605	—	0.00%	to	0.00%	12.22%		to	12.22%
2020	4,940	$1.22	to	$1.22	$6,044	—	0.00%	to	0.00%	11.56%		to	11.56%
2019	1,799	$1.10	to	$1.10	$1,973	—	0.00%	to	0.00%	9.52	%(5)	to	9.52	%(5)
VP Man Vol Gro, Cl 2
2023	30,490	$1.49	to	$1.37	$44,069	—	0.00%	to	0.90%	14.59%		to	13.57%
2022	32,153	$1.30	to	$1.20	$40,637	—	0.00%	to	0.90%	(19.43%)		to	(20.15%)
2021	33,101	$1.61	to	$1.51	$52,199	—	0.00%	to	0.90%	11.89%		to	10.89%
2020	35,243	$1.44	to	$1.36	$49,789	—	0.00%	to	0.90%	11.30%		to	10.30%
2019	38,883	$1.30	to	$1.23	$49,401	—	0.00%	to	0.90%	18.26%		to	17.20%
VP Man Vol Mod Gro, Cl 1
2023	13,843	$1.22	to	$1.22	$16,843	—	0.00%	to	0.00%	12.49%		to	12.49%
2022	12,316	$1.08	to	$1.08	$13,321	—	0.00%	to	0.00%	(17.94%)		to	(17.94%)
2021	8,411	$1.32	to	$1.32	$11,086	—	0.00%	to	0.00%	9.02%		to	9.02%
2020	3,495	$1.21	to	$1.21	$4,226	—	0.00%	to	0.00%	10.62%		to	10.62%
2019	993	$1.09	to	$1.09	$1,085	—	0.00%	to	0.00%	9.21	%(5)	to	9.21	%(5)
VP Man Vol Mod Gro, Cl 2
2023	28,243	$1.41	to	$1.29	$38,488	—	0.00%	to	0.90%	12.27%		to	11.27%
2022	30,515	$1.26	to	$1.16	$37,157	—	0.00%	to	0.90%	(18.15%)		to	(18.89%)
2021	31,835	$1.53	to	$1.43	$47,482	—	0.00%	to	0.90%	8.70%		to	7.72%
2020	32,529	$1.41	to	$1.33	$44,786	—	0.00%	to	0.90%	10.37%		to	9.38%
2019	29,853	$1.28	to	$1.22	$37,298	—	0.00%	to	0.90%	16.17%		to	15.13%
VP Mod, Cl 1
2023	51,970	$1.28	to	$1.28	$66,441	—	0.00%	to	0.00%	13.22%		to	13.22%
2022	32,712	$1.13	to	$1.13	$36,939	—	0.00%	to	0.00%	(16.42%)		to	(16.42%)
2021	18,995	$1.35	to	$1.35	$25,663	—	0.00%	to	0.00%	9.31%		to	9.31%
2020	7,609	$1.24	to	$1.24	$9,404	—	0.00%	to	0.00%	13.12%		to	13.12%
2019	3,120	$1.09	to	$1.09	$3,409	—	0.00%	to	0.00%	9.26	%(5)	to	9.26	%(5)
VP Mod, Cl 2
2023	201,445	$1.80	to	$1.89	$380,800	—	0.00%	to	0.90%	12.96%		to	11.95%
2022	207,403	$1.59	to	$1.69	$351,694	—	0.00%	to	0.90%	(16.61%)		to	(17.35%)
2021	219,117	$1.91	to	$2.05	$448,231	—	0.00%	to	0.90%	9.00%		to	8.03%
2020	222,654	$1.75	to	$1.90	$420,315	—	0.00%	to	0.90%	12.87%		to	11.85%
2019	227,793	$1.55	to	$1.69	$383,237	—	0.00%	to	0.90%	16.13%		to	15.09%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	169

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Mod, Cl 4
2023	265,810	$1.18	to	$1.90	$505,008	—	0.20%	to	0.90%	12.72%		to	11.93%
2022	282,125	$1.05	to	$1.70	$484,159	—	0.20%	to	0.90%	5.51	%(8)	to	(17.33%)
2021	304,930	$1.83	to	$2.05	$630,044	—	0.30%	to	0.90%	8.72%		to	8.07%
2020	319,471	$1.69	to	$1.90	$608,612	—	0.30%	to	0.90%	12.45%		to	11.78%
2019	343,553	$1.50	to	$1.70	$583,300	—	0.30%	to	0.90%	15.83%		to	15.14%
VP Mod Aggr, Cl 1
2023	149,201	$1.35	to	$1.35	$201,149	—	0.00%	to	0.00%	15.23%		to	15.23%
2022	106,704	$1.17	to	$1.17	$124,844	—	0.00%	to	0.00%	(17.38%)		to	(17.38%)
2021	65,043	$1.42	to	$1.42	$92,106	—	0.00%	to	0.00%	12.61%		to	12.61%
2020	29,363	$1.26	to	$1.26	$36,923	—	0.00%	to	0.00%	14.26%		to	14.26%
2019	8,970	$1.10	to	$1.10	$9,871	—	0.00%	to	0.00%	9.99	%(5)	to	9.99	%(5)
VP Mod Aggr, Cl 2
2023	339,295	$2.05	to	$2.17	$719,979	—	0.00%	to	0.90%	14.93%		to	13.91%
2022	348,746	$1.78	to	$1.90	$650,500	—	0.00%	to	0.90%	(17.59%)		to	(18.33%)
2021	357,969	$2.16	to	$2.33	$813,230	—	0.00%	to	0.90%	12.31%		to	11.30%
2020	357,294	$1.92	to	$2.10	$726,401	—	0.00%	to	0.90%	14.03%		to	13.01%
2019	366,784	$1.69	to	$1.85	$659,245	—	0.00%	to	0.90%	18.71%		to	17.65%
VP Mod Aggr, Cl 4
2023	464,108	$1.22	to	$2.17	$996,386	—	0.20%	to	0.90%	14.68%		to	13.88%
2022	483,099	$1.06	to	$1.91	$921,539	—	0.20%	to	0.90%	6.74	%(8)	to	(18.30%)
2021	501,422	$2.07	to	$2.34	$1,166,624	—	0.30%	to	0.90%	12.00%		to	11.33%
2020	523,905	$1.85	to	$2.10	$1,089,410	—	0.30%	to	0.90%	13.67%		to	12.99%
2019	566,475	$1.62	to	$1.86	$1,037,870	—	0.30%	to	0.90%	18.39%		to	17.68%
VP Mod Conserv, Cl 1
2023	3,599	$1.19	to	$1.19	$4,285	—	0.00%	to	0.00%	10.78%		to	10.78%
2022	1,675	$1.07	to	$1.07	$1,801	—	0.00%	to	0.00%	(15.93%)		to	(15.93%)
2021	1,234	$1.28	to	$1.28	$1,578	—	0.00%	to	0.00%	5.99%		to	5.99%
2020	813	$1.21	to	$1.21	$981	—	0.00%	to	0.00%	11.28%		to	11.28%
2019	141	$1.08	to	$1.08	$153	—	0.00%	to	0.00%	8.39	%(5)	to	8.39	%(5)
VP Mod Conserv, Cl 2
2023	26,415	$1.55	to	$1.60	$42,844	—	0.00%	to	0.90%	10.50%		to	9.51%
2022	29,163	$1.40	to	$1.46	$43,275	—	0.00%	to	0.90%	(16.09%)		to	(16.84%)
2021	31,917	$1.67	to	$1.76	$56,512	—	0.00%	to	0.90%	5.74%		to	4.79%
2020	36,946	$1.58	to	$1.68	$62,370	—	0.00%	to	0.90%	11.00%		to	10.01%
2019	32,291	$1.42	to	$1.52	$49,591	—	0.00%	to	0.90%	13.52%		to	12.50%
VP Mod Conserv, Cl 4
2023	34,753	$1.15	to	$1.60	$56,234	—	0.20%	to	0.90%	10.26%		to	9.49%
2022	37,850	$1.04	to	$1.46	$56,077	—	0.20%	to	0.90%	4.54	%(8)	to	(16.85%)
2021	41,862	$1.61	to	$1.76	$74,134	—	0.30%	to	0.90%	5.47%		to	4.84%
2020	48,949	$1.52	to	$1.68	$82,043	—	0.30%	to	0.90%	10.65%		to	9.99%
2019	49,660	$1.38	to	$1.53	$75,729	—	0.30%	to	0.90%	13.15%		to	12.47%
VP Ptnrs Core Bond, Cl 1
2023	1,198	$1.06	to	$1.06	$1,268	2.78%	0.00%	to	0.00%	6.30%		to	6.30%
2022	546	$1.00	to	$1.00	$544	1.73%	0.00%	to	0.00%	(13.29%)		to	(13.29%)
2021	397	$1.15	to	$1.15	$455	1.57%	0.00%	to	0.00%	(1.24%)		to	(1.24%)
2020	203	$1.16	to	$1.16	$236	1.87%	0.00%	to	0.00%	8.27%		to	8.27%
2019	83	$1.07	to	$1.07	$89	0.05%	0.00%	to	0.00%	7.38	%(5)	to	7.38	%(5)
VP Ptnrs Core Bond, Cl 2
2023	537	$1.16	to	$1.16	$621	2.73%	0.00%	to	0.00%	6.06%		to	6.06%
2022	407	$1.09	to	$1.09	$444	1.33%	0.00%	to	0.00%	(13.60%)		to	(13.60%)
2021	764	$1.26	to	$1.26	$964	1.16%	0.00%	to	0.00%	(1.41%)		to	(1.41%)
2020	699	$1.28	to	$1.28	$895	1.85%	0.00%	to	0.00%	7.97%		to	7.97%
2019	355	$1.19	to	$1.19	$421	2.22%	0.00%	to	0.00%	8.39%		to	8.39%

170	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Core Eq, Cl 1
2023	694	$1.76	to	$1.76	$1,221	—	0.00%	to	0.00%	24.71%		to	24.71%
2022	364	$1.41	to	$1.41	$514	—	0.00%	to	0.00%	(17.33%)		to	(17.33%)
2021	160	$1.71	to	$1.71	$274	—	0.00%	to	0.00%	29.45%		to	29.45%
2020	15	$1.32	to	$1.32	$20	—	0.00%	to	0.00%	17.02%		to	17.02%
2019	4	$1.13	to	$1.13	$4	—	0.00%	to	0.00%	12.66	%(5)	to	12.66	%(5)
VP Ptnrs Core Eq, Cl 2
2023	159	$3.44	to	$3.44	$549	—	0.00%	to	0.00%	24.43%		to	24.43%
2022	197	$2.77	to	$2.77	$546	—	0.00%	to	0.00%	(17.55%)		to	(17.55%)
2021	178	$3.35	to	$3.35	$597	—	0.00%	to	0.00%	29.18%		to	29.18%
2020	163	$2.60	to	$2.60	$424	—	0.00%	to	0.00%	16.73%		to	16.73%
2019	118	$2.22	to	$2.22	$263	—	0.00%	to	0.00%	26.20%		to	26.20%
VP Ptnrs Core Eq, Cl 3
2023	1,739	$1.31	to	$2.77	$6,788	—	0.20%	to	0.90%	24.30%		to	23.44%
2022	1,667	$1.06	to	$2.24	$5,869	—	0.20%	to	0.90%	6.59	%(8)	to	(18.17%)
2021	1,815	$3.22	to	$2.74	$7,679	—	0.30%	to	0.90%	28.95%		to	28.18%
2020	1,929	$2.50	to	$2.14	$6,275	—	0.30%	to	0.90%	16.49%		to	15.80%
2019	2,154	$2.14	to	$1.85	$5,885	—	0.30%	to	0.90%	26.00%		to	25.25%
VP Ptnrs Intl Core Eq, Cl 1
2023	2,310	$1.30	to	$1.30	$2,999	1.26%	0.00%	to	0.00%	17.70%		to	17.70%
2022	1,575	$1.10	to	$1.10	$1,737	1.92%	0.00%	to	0.00%	(19.51%)		to	(19.51%)
2021	1,040	$1.37	to	$1.37	$1,425	1.53%	0.00%	to	0.00%	13.55%		to	13.55%
2020	263	$1.21	to	$1.21	$317	0.17%	0.00%	to	0.00%	11.16%		to	11.16%
2019	129	$1.09	to	$1.09	$140	2.20%	0.00%	to	0.00%	8.37	%(5)	to	8.37	%(5)
VP Ptnrs Intl Core Eq, Cl 2
2023	1,287	$1.70	to	$1.70	$2,185	1.11%	0.00%	to	0.00%	17.34%		to	17.34%
2022	1,209	$1.45	to	$1.45	$1,748	1.90%	0.00%	to	0.00%	(19.64%)		to	(19.64%)
2021	1,269	$1.80	to	$1.80	$2,284	1.38%	0.00%	to	0.00%	13.18%		to	13.18%
2020	494	$1.59	to	$1.59	$785	0.18%	0.00%	to	0.00%	10.96%		to	10.96%
2019	413	$1.43	to	$1.43	$592	2.55%	0.00%	to	0.00%	18.41%		to	18.41%
VP Ptnrs Intl Gro, Cl 1
2023	4,117	$1.31	to	$1.31	$5,383	0.44%	0.00%	to	0.00%	14.77%		to	14.77%
2022	3,039	$1.14	to	$1.14	$3,463	—	0.00%	to	0.00%	(26.69%)		to	(26.69%)
2021	1,925	$1.55	to	$1.55	$2,993	0.04%	0.00%	to	0.00%	10.63%		to	10.63%
2020	618	$1.41	to	$1.41	$868	0.16%	0.00%	to	0.00%	22.62%		to	22.62%
2019	212	$1.15	to	$1.15	$243	0.74%	0.00%	to	0.00%	14.04	%(5)	to	14.04	%(5)
VP Ptnrs Intl Gro, Cl 2
2023	3,686	$1.73	to	$1.73	$6,362	0.24%	0.00%	to	0.00%	14.45%		to	14.45%
2022	3,488	$1.51	to	$1.51	$5,260	—	0.00%	to	0.00%	(26.87%)		to	(26.87%)
2021	3,294	$2.06	to	$2.06	$6,793	—	0.00%	to	0.00%	10.33%		to	10.33%
2020	2,677	$1.87	to	$1.87	$5,003	0.08%	0.00%	to	0.00%	22.30%		to	22.30%
2019	2,185	$1.53	to	$1.53	$3,339	0.92%	0.00%	to	0.00%	26.36%		to	26.36%
VP Ptnrs Intl Val, Cl 1
2023	2,054	$1.17	to	$1.17	$2,402	1.91%	0.00%	to	0.00%	17.14%		to	17.14%
2022	1,427	$1.00	to	$1.00	$1,424	2.17%	0.00%	to	0.00%	(11.46%)		to	(11.46%)
2021	921	$1.13	to	$1.13	$1,038	1.77%	0.00%	to	0.00%	11.80%		to	11.80%
2020	342	$1.01	to	$1.01	$345	0.44%	0.00%	to	0.00%	(3.82%)		to	(3.82%)
2019	100	$1.05	to	$1.05	$104	2.47%	0.00%	to	0.00%	4.42	%(5)	to	4.42	%(5)
VP Ptnrs Intl Val, Cl 2
2023	2,380	$1.58	to	$1.58	$3,756	1.81%	0.00%	to	0.00%	16.96%		to	16.96%
2022	2,046	$1.35	to	$1.35	$2,760	2.13%	0.00%	to	0.00%	(11.75%)		to	(11.75%)
2021	1,947	$1.53	to	$1.53	$2,976	1.77%	0.00%	to	0.00%	11.64%		to	11.64%
2020	1,124	$1.37	to	$1.37	$1,540	0.68%	0.00%	to	0.00%	(4.14%)		to	(4.14%)
2019	1,121	$1.43	to	$1.43	$1,601	3.57%	0.00%	to	0.00%	13.20%		to	13.20%

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	171

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
VP Ptnrs Sm Cap Gro, Cl 1
2023	845	$1.17	to	$1.17	$992	—	0.00%	to	0.00%	7.20%		to	7.20%
2022	530	$1.10	to	$1.10	$580	—	0.00%	to	0.00%	(28.97%)		to	(28.97%)
2021	371	$1.54	to	$1.54	$572	—	0.00%	to	0.00%	8.29%		to	8.29%
2020	129	$1.42	to	$1.42	$183	—	0.00%	to	0.00%	38.77%		to	38.77%
2019	43	$1.03	to	$1.03	$44	—	0.00%	to	0.00%	2.55	%(5)	to	2.55	%(5)
VP Ptnrs Sm Cap Gro, Cl 2
2023	379	$2.20	to	$2.20	$833	—	0.00%	to	0.00%	6.93%		to	6.93%
2022	355	$2.06	to	$2.06	$731	—	0.00%	to	0.00%	(29.13%)		to	(29.13%)
2021	368	$2.91	to	$2.91	$1,070	—	0.00%	to	0.00%	8.02%		to	8.02%
2020	339	$2.69	to	$2.69	$911	—	0.00%	to	0.00%	38.43%		to	38.43%
2019	263	$1.94	to	$1.94	$511	—	0.00%	to	0.00%	20.95%		to	20.95%
VP Ptnrs Sm Cap Val, Cl 1
2023	553	$1.27	to	$1.27	$704	—	0.00%	to	0.00%	11.38%		to	11.38%
2022	432	$1.14	to	$1.14	$494	—	0.00%	to	0.00%	(12.94%)		to	(12.94%)
2021	322	$1.31	to	$1.31	$422	—	0.00%	to	0.00%	24.01%		to	24.01%
2020	124	$1.06	to	$1.06	$132	—	0.00%	to	0.00%	4.27%		to	4.27%
2019	17	$1.02	to	$1.02	$18	—	0.00%	to	0.00%	1.97	%(5)	to	1.97	%(5)
VP Ptnrs Sm Cap Val, Cl 2
2023	523	$2.26	to	$2.26	$1,180	—	0.00%	to	0.00%	11.08%		to	11.08%
2022	506	$2.03	to	$2.03	$1,028	—	0.00%	to	0.00%	(13.16%)		to	(13.16%)
2021	609	$2.34	to	$2.34	$1,425	—	0.00%	to	0.00%	23.75%		to	23.75%
2020	268	$1.89	to	$1.89	$507	—	0.00%	to	0.00%	3.99%		to	3.99%
2019	246	$1.82	to	$1.82	$447	—	0.00%	to	0.00%	19.53%		to	19.53%
VP Ptnrs Sm Cap Val, Cl 3
2023	4,826	$1.20	to	$3.65	$13,822	—	0.20%	to	0.90%	11.04%		to	10.27%
2022	4,385	$1.08	to	$3.31	$13,017	—	0.20%	to	0.90%	8.27	%(8)	to	(13.84%)
2021	4,687	$2.25	to	$3.84	$16,045	—	0.30%	to	0.90%	23.52%		to	22.78%
2020	4,998	$1.82	to	$3.13	$13,826	—	0.30%	to	0.90%	3.80%		to	3.18%
2019	5,162	$1.75	to	$3.03	$13,740	—	0.30%	to	0.90%	19.30%		to	18.58%
VP US Flex Conserv Gro, Cl 1
2023	354	$1.17	to	$1.17	$414	—	0.00%	to	0.00%	11.53%		to	11.53%
2022	285	$1.05	to	$1.05	$300	—	0.00%	to	0.00%	(16.54%)		to	(16.54%)
2021	112	$1.26	to	$1.26	$140	—	0.00%	to	0.00%	7.76%		to	7.76%
2020	80	$1.17	to	$1.17	$93	—	0.00%	to	0.00%	6.18%		to	6.18%
2019	—	$1.10	to	$1.10	$0	—	0.00%	to	0.00%	9.92	%(5)	to	9.92	%(5)
VP US Flex Gro, Cl 1
2023	7,333	$1.30	to	$1.30	$9,547	—	0.00%	to	0.00%	17.14%		to	17.14%
2022	5,639	$1.11	to	$1.11	$6,268	—	0.00%	to	0.00%	(18.54%)		to	(18.54%)
2021	3,562	$1.36	to	$1.36	$4,860	—	0.00%	to	0.00%	15.76%		to	15.76%
2020	784	$1.18	to	$1.18	$924	—	0.00%	to	0.00%	5.07%		to	5.07%
2019	115	$1.12	to	$1.12	$129	—	0.00%	to	0.00%	12.09	%(5)	to	12.09	%(5)
VP US Flex Mod Gro, Cl 1
2023	3,894	$1.24	to	$1.24	$4,827	—	0.00%	to	0.00%	14.29%		to	14.29%
2022	3,147	$1.08	to	$1.08	$3,413	—	0.00%	to	0.00%	(17.36%)		to	(17.36%)
2021	2,247	$1.31	to	$1.31	$2,948	—	0.00%	to	0.00%	11.71%		to	11.71%
2020	1,337	$1.17	to	$1.17	$1,571	—	0.00%	to	0.00%	5.74%		to	5.74%
2019	267	$1.11	to	$1.11	$297	—	0.00%	to	0.00%	11.01	%(5)	to	11.01	%(5)
Wanger Acorn
2023	22,136	$1.22	to	$5.61	$93,893	—	0.20%	to	0.90%	21.49%		to	20.65%
2022	21,324	$1.01	to	$4.65	$82,361	—	0.20%	to	0.90%	2.29	%(8)	to	(34.06%)
2021	22,005	$3.35	to	$7.05	$128,789	0.75%	0.30%	to	0.90%	8.57%		to	7.92%
2020	23,590	$3.09	to	$6.53	$127,425	—	0.30%	to	0.90%	23.86%		to	23.11%
2019	26,202	$2.49	to	$5.30	$115,353	0.26%	0.30%	to	0.90%	30.71%		to	29.93%

172	∎ RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT

	At December 31					For the year ended December 31
	Units (000s)	Accumulation unit value lowest to highest(1)			Net assets (000s)	Investment income ratio(2)	Expense ratio lowest to highest(3)			Total return lowest to highest(1)(4)
Wanger Intl
2023	26,324	$1.34	to	$2.81	$69,984	0.32%	0.20%	to	0.90%	16.72%		to	15.91%
2022	26,402	$1.15	to	$2.42	$63,137	0.92%	0.20%	to	0.90%	15.79	%(8)	to	(34.44%)
2021	27,689	$2.23	to	$3.69	$100,656	0.55%	0.30%	to	0.90%	18.45%		to	17.74%
2020	29,062	$1.88	to	$3.14	$89,520	2.03%	0.30%	to	0.90%	14.02%		to	13.34%
2019	32,683	$1.65	to	$2.77	$89,412	0.82%	0.30%	to	0.90%	29.60%		to	28.83%
WA Var Global Hi Yd Bond, Cl I
2023	927	$1.12	to	$1.12	$1,036	6.42%	0.00%	to	0.00%	10.26%		to	10.26%
2022	739	$1.01	to	$1.01	$749	8.25%	0.00%	to	0.00%	(13.72%)		to	(13.72%)
2021	411	$1.17	to	$1.17	$483	5.05%	0.00%	to	0.00%	1.33%		to	1.33%
2020	237	$1.16	to	$1.16	$274	4.75%	0.00%	to	0.00%	7.32%		to	7.32%
2019	76	$1.08	to	$1.08	$82	8.13%	0.00%	to	0.00%	7.73	%(5)	to	7.73	%(5)
WA Var Global Hi Yd Bond, Cl II
2023	216	$1.33	to	$1.33	$288	5.21%	0.00%	to	0.00%	9.96%		to	9.96%
2022	228	$1.21	to	$1.21	$276	5.29%	0.00%	to	0.00%	(13.87%)		to	(13.87%)
2021	303	$1.40	to	$1.40	$425	3.70%	0.00%	to	0.00%	1.04%		to	1.04%
2020	230	$1.39	to	$1.39	$320	3.98%	0.00%	to	0.00%	7.12%		to	7.12%
2019	221	$1.30	to	$1.30	$287	5.22%	0.00%	to	0.00%	14.01%		to	14.01%

(1)	The accumulation unit values and total returns are presented as a range of values based on the life insurance policies with the lowest and highest expense ratios.
(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.

(3)

These ratios represent the annualized policy expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(4)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of values based on the subaccounts representing the lowest and highest expense ratios, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.

(5)	New subaccount operations commenced on February 25, 2019.
(6)	New subaccount operations commenced on April 24, 2020.
(7)	New subaccount operations commenced on May 2, 2022.
(8)	New subaccount operations commenced on October 10, 2022.

RIVERSOURCE VARIABLE LIFE SEPARATE ACCOUNT ∎	173

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF

RIVERSOURCE LIFE INSURANCE COMPANY

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of RiverSource Life Insurance Company and its subsidiaries (the “Company”) as of December 31, 2023 and 2022, and the related consolidated statements of income, of comprehensive income, of shareholder’s equity and of cash flows for each of the three years in the period ended December 31, 2023, including the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Change in Accounting Principle

As discussed in Note 3 to the consolidated financial statements, the Company changed the manner in which it accounts for long-duration insurance contracts in 2023.

Basis for Opinion

These consolidated financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that our audits provide a reasonable basis for our opinion.

Critical Audit Matters

The critical audit matter communicated below is a matter arising from the current period audit of the consolidated financial statements that was communicated or required to be communicated to the audit committee and that (i) relates to accounts or disclosures that are material to the consolidated financial statements and (ii) involved our especially challenging, subjective, or complex judgments. The communication of critical audit matters does not alter in any way our opinion on the consolidated financial statements, taken as a whole, and we are not, by communicating the critical audit matter below, providing a separate opinion on the critical audit matter or on the accounts or disclosures to which it relates.

Valuation of market risk benefits

As described in Notes 2 and 12 to the consolidated financial statements, market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach, dependent upon the fee structure of the contract. The significant assumptions used by management to develop the fair value measurements of market risk benefits include utilization of guaranteed withdrawals, surrender rate, market volatility, nonperformance risk and mortality rate. As of December 31, 2023, the market risk benefits asset was $1,427 million and the market risk benefits liability was $1,762 million.

The principal considerations for our determination that performing procedures relating to the valuation of market risk benefits is a critical audit matter are (i) the significant judgment by management when developing the fair value estimate of the market risk benefits, (ii) a high degree of auditor judgment, subjectivity and effort in performing procedures and evaluating audit evidence related to management’s significant assumptions related to utilization of guaranteed withdrawals, surrender rate, market volatility, nonperformance risk and mortality rate (collectively, the significant market risk benefit assumptions), and (iii) the audit effort involved the use of professionals with specialized skill and knowledge.

Addressing the matter involved performing procedures and evaluating audit evidence in connection with forming our overall opinion on the consolidated financial statements. These procedures included testing the effectiveness of controls relating to market risk benefits, including controls over the reasonableness of the significant market risk benefit assumptions. These procedures also included, among others, (i) evaluating management’s process for developing the fair value estimate of the market risk benefits, (ii) testing, on a sample basis, the completeness and accuracy of data used in the estimate, and (iii) the involvement of professionals with specialized skill and knowledge to assist in evaluating the reasonableness of the significant market risk benefit assumptions based on industry knowledge and data as well as historical Company data and experience, and the continued appropriateness of unchanged assumptions.

/s/ PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 22, 2024

We have served as the Company’s auditor since 2010.

RiverSource Life Insurance Company

CONSOLIDATED BALANCE SHEETS

(in millions, except share amounts)

December 31,	2023	2022(1)
Assets
Investments:
Available-for-Sale: Fixed maturities, at fair value (amortized cost: 2023, $19,871; 2022, $17,331; allowance for credit losses: 2023, $2; 2022, $22)	$19,374	$16,135
Mortgage loans, at amortized cost (allowance for credit losses: 2023, $10; 2022, $11)	1,725	1,768
Policy loans	912	847
Other investments (allowance for credit losses: 2023, nil; 2022, nil)	165	207
Total investments	22,176	18,957
Investments of consolidated investment entities, at fair value	2,099	2,354
Cash and cash equivalents	2,598	2,611
Cash of consolidated investment entities, at fair value	87	133
Market risk benefits	1,427	1,015
Reinsurance recoverables (allowance for credit losses: 2023, $27; 2022, $23)	4,284	4,228
Receivables	6,702	7,577
Receivables of consolidated investment entities, at fair value	28	20
Accrued investment income	176	145
Deferred acquisition costs	2,696	2,759
Other assets	6,977	4,726
Other assets of consolidated investment entities, at fair value	1	2
Separate account assets	74,634	70,876
Total assets	$123,885	$115,403

Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$37,535	$34,122
Market risk benefits	1,762	2,118
Short-term borrowings	201	201
Long-term debt	500	500
Debt of consolidated investment entities, at fair value	2,155	2,363
Other liabilities	5,896	4,131
Other liabilities of consolidated investment entities, at fair value	45	119
Separate account liabilities	74,634	70,876
Total liabilities	122,728	114,430
Shareholder’s equity:
Common stock, $30 par value; 100,000 shares authorized, issued and outstanding	3	3
Additional paid-in capital	2,466	2,466
Accumulated deficit	(618)	(412)
Accumulated other comprehensive income (loss), net of tax	(694)	(1,084)
Total shareholder’s equity	1,157	973
Total liabilities and shareholder’s equity	$123,885	$115,403

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF INCOME

(in millions)

Years Ended December 31,	2023	2022(1)	2021(1)
Revenues
Premiums	$448	$306	$(871)
Net investment income	1,304	827	827
Policy and contract charges	2,020	2,078	2,250
Other revenues	590	644	616
Net realized investment gains (losses)	(70)	(100)	595
Total revenues	4,292	3,755	3,417

Benefits and expenses
Benefits, claims, losses and settlement expenses	1,348	236	(157)
Interest credited to fixed accounts	654	665	600
Remeasurement (gains) losses of future policy benefit reserves	(20)	1	(52)
Change in fair value of market risk benefits	798	311	(113)
Amortization of deferred acquisition costs	239	241	245
Interest and debt expense	192	108	105
Other insurance and operating expenses	697	682	751
Total benefits and expenses	3,908	2,244	1,379
Pretax income (loss)	384	1,511	2,038
Income tax provision (benefit)	(10)	209	316
Net income	$394	$1,302	$1,722

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

(in millions)

Years Ended December 31,	2023	2022(1)	2021(1)

Net income	$394	$1,302	$1,722
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on securities	509	(2,035)	(848)
Effect of changes in discount rate assumptions on certain long-duration contracts	(54)	861	284
Effect of changes in instrument-specific credit risk on market risk benefits	(65)	407	100
Total other comprehensive income (loss), net of tax	390	(767)	(464)
Total comprehensive income (loss)	$784	$535	$1,258

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF SHAREHOLDER’S EQUITY

(in millions)

	Common Shares	Additional Paid-In Capital	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Total
Balances at January 1, 2021	$3	$2,466	$(76)	$1,184	$3,577
Cumulative effect of adoption of long-duration contracts guidance	—	—	(860)	(1,037)	(1,897)
Net income	—	—	1,722	—	1,722
Other comprehensive loss, net of tax	—	—	—	(464)	(464)
Cash dividends to Ameriprise Financial, Inc.	—	—	(1,900)	—	(1,900)

Balances at December 31, 2021(1)	3	2,466	(1,114)	(317)	1,038
Net income	—	—	1,302	—	1,302
Other comprehensive loss, net of tax	—	—	—	(767)	(767)
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)

Balances at December 31, 2022(1)	3	2,466	(412)	(1,084)	973
Net income	—	—	394	—	394
Other comprehensive income, net of tax	—	—	—	390	390
Cash dividends to Ameriprise Financial, Inc.	—	—	(600)	—	(600)
Balances at December 31, 2023	$3	$2,466	$(618)	$(694)	$1,157

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

CONSOLIDATED STATEMENTS OF CASH FLOWS

(in millions)

Years Ended December 31,	2023	2022(1)	2021(1)
Cash Flows from Operating Activities
Net income	$394	$1,302	$1,722
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation, amortization and accretion, net	(205)	(201)	(98)
Deferred income tax (benefit) expense	100	154	138
Contractholder and policyholder charges, non-cash	(403)	(395)	(390)
Loss from equity method investments	26	48	72
Net realized investment (gains) losses	46	(3)	(611)
Impairments and provision for loan losses	(20)	91	(3)
Net losses (gains) of consolidated investment entities	23	17	(20)
Changes in operating assets and liabilities:
Deferred acquisition costs	63	62	(9)
Policyholder account balances, future policy benefits and claims, and market risk benefits, net	3,474	1,013	1,482
Derivatives, net of collateral	(666)	311	(575)
Reinsurance recoverables	100	84	(19)
Receivables	333	279	114
Accrued investment income	(31)	(21)	10
Current income tax, net	(323)	72	(321)
Other operating assets and liabilities of consolidated investment entities	(5)	2	20
Other, net	134	136	66
Net cash provided by (used in) operating activities	3,040	2,951	1,578

Cash Flows from Investing Activities
Available-for-Sale securities:
Proceeds from sales	617	1,309	555
Maturities, sinking fund payments and calls	963	1,563	2,804
Purchases	(4,187)	(5,600)	(3,677)
Proceeds from sales, maturities and repayments of mortgage loans	118	141	272
Funding of mortgage loans	(74)	(124)	(215)
Proceeds from sales and collections of other investments	29	24	93
Purchase of other investments	(15)	(46)	(32)
Purchase of investments by consolidated investment entities	(427)	(961)	(1,603)
Proceeds from sales, maturities and repayments of investments by consolidated investment entities	643	615	1,047
Purchase of equipment and software	(10)	(13)	(13)
Change in policy loans, net	(65)	(13)	12
Cash paid for deposit receivable	(39)	(45)	(377)
Cash received for deposit receivable	774	550	254
Advance on line of credit to Ameriprise Financial, Inc.	(850)	(1,034)	(1)
Repayment from Ameriprise Financial, Inc. on line of credit	850	1,034	1
Cash paid for written options with deferred premiums	(59)	(619)	(552)
Cash received from written options with deferred premiums	43	204	106
Other, net	25	21	(39)
Net cash provided by (used in) investing activities	(1,664)	(2,994)	(1,365)

Cash Flows from Financing Activities
Policyholder account balances:
Deposits and other additions	1,476	1,169	1,553
Net transfers from (to) separate accounts	(132)	(162)	(273)
Surrenders and other benefits	(2,102)	(1,459)	(1,365)
Proceeds from line of credit with Ameriprise Financial, Inc.	—	—	6
Payments on line of credit with Ameriprise Financial, Inc.	—	—	(6)
Cash paid for purchased options with deferred premiums	(53)	(197)	(156)
Cash received for purchased options with deferred premiums	251	378	1,350
Borrowings by consolidated investment entities	—	341	1,756
Repayments of debt by consolidated investment entities	(275)	(4)	(1,142)
Cash dividends to Ameriprise Financial, Inc.	(600)	(600)	(1,900)
Net cash provided by (used in) financing activities	(1,435)	(534)	(177)
Net increase (decrease) in cash and cash equivalents	(59)	(577)	36
Cash and cash equivalents at beginning of period	2,744	3,321	3,285
Cash and cash equivalents at end of period	$2,685	$2,744	$3,321

Supplemental Disclosures:
Income taxes paid (received), net	$215	$(17)	$496
Interest paid excluding consolidated investment entities	28	3	—
Interest paid by consolidated investment entities	177	75	90
Non-cash investing activity:
Exchange of an investment that resulted in a realized gain and an increase to amortized cost	—	—	17
Investments transferred in connection with reinsurance transaction	—	—	7,513

(1)	Certain prior period amounts have been restated. See Note 3 for more information.

See Notes to Consolidated Financial Statements.

RiverSource Life Insurance Company

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

RiverSource Life Insurance Company is a stock life insurance company with one wholly owned stock life insurance company subsidiary, RiverSource Life Insurance Co. of New York (“RiverSource Life of NY”). RiverSource Life Insurance Company is a wholly owned subsidiary of Ameriprise Financial, Inc. (“Ameriprise Financial”).

•

RiverSource Life Insurance Company is domiciled in Minnesota and holds Certificates of Authority in American Samoa, the District of Columbia and all states except New York. RiverSource Life Insurance Company issues insurance and annuity products.

•	RiverSource Life of NY is domiciled and holds a Certificate of Authority in New York. RiverSource Life of NY issues insurance and annuity products.

RiverSource Life Insurance Company also wholly owns RiverSource Tax Advantaged Investments, Inc. (“RTA”) and Columbia Cent CLO Advisors, LLC (“Columbia Cent”). RTA is a stock company domiciled in Delaware and is a limited partner in affordable housing partnership investments. Columbia Cent provides asset management services to collateralized loan obligations (“CLOs”).

The accompanying Consolidated Financial Statements include the accounts of RiverSource Life Insurance Company and companies in which it directly or indirectly has a controlling financial interest and variable interest entities (“VIEs”) in which it is the primary beneficiary (collectively, the “Company”). All intercompany transactions and balances have been eliminated in consolidation.

The accompanying Consolidated Financial Statements are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities as described in Note 16. Certain reclassifications of prior period amounts have been made to conform with the current presentation.

The Company evaluated events or transactions that occurred after the balance sheet date for potential recognition or disclosure through the date the financial statements were issued. No subsequent events or transactions requiring recognition or disclosure were identified.

The Company’s principal products are variable annuities, structured variable annuities, universal life (“UL”) insurance, including indexed universal life (“IUL”) and variable universal life (“VUL”) insurance, which are issued primarily to individuals. Waiver of premium and accidental death benefit riders are generally available with UL products, in addition to other benefit riders. Variable annuity contract purchasers can choose to add optional benefit riders to their contracts, such as guaranteed minimum death benefits (“GMDB”), guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum accumulation benefits (“GMAB”) riders.

The Company also offers payout annuities, term life insurance and disability income (“DI”) insurance.

The Company’s business is sold through the advisor network of Ameriprise Financial Services, LLC (“AFS”), a subsidiary of Ameriprise Financial. RiverSource Distributors, Inc., a subsidiary of Ameriprise Financial, serves as the principal underwriter and distributor of variable annuity and life insurance products issued by the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Company adopted Accounting Standards Update (“ASU”), Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts (“ASU 2018-12”), effective January 1, 2023 with a transition date of January 1, 2021. The significant accounting policies for market risk benefits (“MRB”); deferred acquisition costs (“DAC”); deferred sales inducement costs (“DSIC”); reinsurance; policyholder account balances, future policy benefits and claims; and unearned revenue liability were added or updated as a result of adopting the new accounting standard. See Note 3 for additional information related to the transition approach and adoption impact.

Principles of Consolidation

A VIE is an entity that either has equity investors that lack certain essential characteristics of a controlling financial interest (including substantive voting rights, the obligation to absorb the entity’s losses, or the rights to receive the entity’s returns) or has equity investors that do not provide sufficient financial resources for the entity to support its activities.

Voting interest entities (“VOEs”) are those entities that do not qualify as a VIE. The Company consolidates VOEs in which it holds a greater than 50% voting interest. The Company generally accounts for entities using the equity method when it holds a greater than 20% but less than 50% voting interest or when the Company exercises significant influence over the entity. All other investments that are not reported at fair value as trading or Available-for-Sale securities are accounted for using the measurement alternative method when the Company owns less than a 20% voting interest and does not exercise significant influence. Under the

RiverSource Life Insurance Company

measurement alternative, the investment is recorded at the cost basis, less impairments, if any, plus or minus observable price changes of identical or similar investments of the same issuer.

A VIE is consolidated by the reporting entity that determines it has both:

•	the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance; and

•	the obligation to absorb potentially significant losses or the right to receive potentially significant benefits to the VIE.

All VIEs are assessed for consolidation under this framework. When evaluating entities for consolidation, the Company considers its contractual rights in determining whether it has the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance. In determining whether the Company has this power, it considers whether it is acting in a role that enables it to direct the activities that most significantly impact the economic performance of an entity or if it is acting in an agent role.

In determining whether the Company has the obligation to absorb potential significant losses of the VIE or the right to receive potential significant benefits from the VIE that could potentially be significant to the VIE, the Company considers an analysis of its rights to receive benefits such as investment returns and its obligation to absorb losses associated with any investment in the VIE in conjunction with other qualitative factors. Management and incentive fees that are at market and commensurate with the level of services provided, and where the Company does not hold other interests in the VIE that would absorb more than an insignificant amount of the VIE’s expected losses or receive more than an insignificant amount of the VIE’s expected residual returns, are not considered a variable interest and are excluded from the analysis.

The consolidation guidance has a scope exception for reporting entities with interests in registered money market funds which do not have an explicit support agreement.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and the recognition of credit losses or impairments, valuation of derivative instruments, litigation reserves, future policy benefits, market risk benefits, and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

Investments

Available-for-Sale Securities

Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (“AOCI”), net of impacts to benefit reserves, reinsurance recoverables and income taxes. Gains and losses are recognized on a trade date basis in the Consolidated Statements of Income upon disposition of the securities.

Available-for-Sale securities are impaired when the fair value of an investment is less than its amortized cost. When an Available-for-Sale security is impaired, the Company first assesses whether or not: (i) it has the intent to sell the security (i.e., made a decision to sell) or (ii) it is more likely than not that the Company will be required to sell the security before its anticipated recovery. If either of these conditions exist, the Company recognizes an impairment by reducing the book value of the security for the difference between the investment’s amortized cost and its fair value with a corresponding charge to earnings. Subsequent increases in the fair value of Available-for-Sale securities that occur in periods after a write-down has occurred are recorded as unrealized gains in other comprehensive income (“OCI”), while subsequent decreases in fair value would continue to be recorded as reductions of book value with a charge to earnings.

For securities that do not meet the above criteria, the Company determines whether the decrease in fair value is due to a credit loss or due to other factors. The amount of impairment due to credit-related factors, if any, is recognized as an allowance for credit losses with a related charge to net realized investment gains (losses). The allowance for credit losses is limited to the amount by which the security’s amortized cost basis exceeds its fair value. The amount of the impairment related to other factors is recognized in OCI.

Factors the Company considers in determining whether declines in the fair value of fixed maturity securities are due to credit-related factors include: (i) the extent to which the market value is below amortized cost; (ii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iii) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors.

If through subsequent evaluation there is a sustained increase in cash flows expected, both the allowance and related charge to earnings may be reversed to reflect the increase in expected principal and interest payments.

In order to determine the amount of the credit loss component for corporate debt securities, a best estimate of the present value of cash flows expected to be collected discounted at the security’s effective interest rate is compared to the amortized cost basis of

RiverSource Life Insurance Company

the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and the Company’s position in the debtor’s overall capital structure. When assessing potential credit-related impairments for structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities and asset backed securities), the Company also considers credit-related factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections.

Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for Available-for-Sale securities. Accrued interest on Available-for-Sale securities is recorded as earned in Accrued investment income. Available-for-Sale securities are generally placed on nonaccrual status when the accrued balance becomes 90 days past due or earlier based on management’s evaluation of the facts and circumstances of each security under review. All previously accrued interest is reversed through Net investment income.

Other Investments

Other investments primarily reflect the Company’s interests in affordable housing partnerships and syndicated loans. Affordable housing partnerships are accounted for under the equity method.

Financing Receivables

Financing receivables are comprised of commercial loans, policy loans, and deposit receivables.

Commercial Loans

Commercial loans include commercial mortgage loans and syndicated loans and are recorded at amortized cost less the allowance for credit losses. Commercial mortgage loans are recorded within Mortgage loans and syndicated loans are recorded within Other investments. Commercial mortgage loans are loans on commercial properties that are originated by the Company. Syndicated loans represent the Company’s investment in loan syndications originated by unrelated third parties.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on commercial mortgage loans and syndicated loans is recorded in Net investment income.

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Interest income is accrued as earned on the unpaid principal balances of the loans. Interest income recognized on policy loans is recorded in Net investment income.

Deposit Receivables

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability related to insurance risk in accordance with applicable accounting standards. If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits made and any related embedded derivatives are included in Receivables. As amounts are received, consistent with the underlying contracts, deposit receivables are adjusted. Deposit receivables are accreted using the interest method and the accretion is reported in Other revenues.

See Note 7 for additional information on financing receivables.

Allowance for Credit Losses

The allowance for credit losses is a valuation account that is deducted from the amortized cost basis of the financial assets to present the net amount expected to be collected over the asset’s expected life, considering past events, current conditions and reasonable and supportable forecasts of future economic conditions. Estimates of expected credit losses consider both historical charge-off and recovery experience as well as current economic conditions and management’s expectation of future charge-off and recovery levels. Expected losses related to risks other than credit risk are excluded from the allowance for credit losses. The allowance for credit losses is measured and recorded upon initial recognition of the loan, regardless of whether it is originated or purchased. The methods and information used to develop the allowance for credit losses for each class of financing receivable are discussed below.

Commercial Loans

The allowance for credit losses for commercial mortgage loans and syndicated loans utilizes a probability of default and loss severity approach to estimate lifetime expected credit losses. Actual historical default and loss severity data for each type of commercial loan is adjusted for current conditions and reasonable and supportable forecasts of future economic conditions to develop the probability of default and loss severity assumptions that are applied to the amortized cost basis of the loans over the expected life of each portfolio. The allowance for credit losses on commercial mortgage loans and syndicated loans is recorded through provisions charged to Net realized investment gains (losses) and is reduced/increased by net charge-offs/recoveries.

RiverSource Life Insurance Company

Management determines the adequacy of the allowance for credit losses based on the overall loan portfolio composition, recent and historical loss experience, and other pertinent factors, including when applicable, internal risk ratings, loan-to-value (“LTV”) ratios, and occupancy rates, along with reasonable and supportable forecasts of economic and market conditions. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change. While the Company may attribute portions of the allowance to specific loan pools as part of the allowance estimation process, the entire allowance is available to absorb losses expected over the life of the loan portfolio.

Deposit Receivables

The allowance for credit losses is calculated on an individual reinsurer basis. Deposit receivables are collateralized by underlying trust arrangements. Management evaluates the terms of the reinsurance and trust agreements, the nature of the underlying assets, and the potential for changes in the collateral value when considering the need for an allowance for credit losses.

Nonaccrual Loans

Commercial mortgage loans and syndicated loans are placed on nonaccrual status when either the collection of interest or principal has become 90 days past due or is otherwise considered doubtful of collection. When a loan is placed on nonaccrual status, unpaid accrued interest is reversed. Interest payments received on loans on nonaccrual status are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. Management has elected to exclude accrued interest in its measurement of the allowance for credit losses for commercial mortgage loans and syndicated loans.

Loan Modifications

A loan is modified when the Company makes certain concessionary modifications to contractual terms such as principal forgiveness, interest rate reductions, other-than-insignificant payment delays, and/or term extensions in an attempt to make the loan more affordable to a borrower experiencing financial difficulties. Generally, performance prior to the modification or significant events that coincide with the modification are considered in assessing whether the borrower can meet the new terms which may result in the loan being returned to accrual status at the time of the modification or after a performance period. If the borrower’s ability to meet the revised payment schedule is not reasonably assured, the loan remains on nonaccrual status.

Charge-off and Foreclosure

Charge-offs are recorded when the Company concludes that all or a portion of the commercial mortgage loan or syndicated loan is uncollectible. Factors used by the Company to determine whether all amounts due on commercial mortgage loans will be collected, include but are not limited to, the financial condition of the borrower, performance of the underlying properties, collateral and/or guarantees on the loan, and the borrower’s estimated future ability to pay based on property type and geographic location. Factors used by the Company to determine whether all amounts due on syndicated loans will be collected, include but are not limited to the borrower’s financial condition, industry outlook, and internal risk ratings based on rating agency data and internal analyst expectations.

If it is determined that foreclosure on a commercial mortgage loan is probable and the fair value is less than the current loan balance, expected credit losses are measured as the difference between the amortized cost basis of the asset and fair value less estimated costs to sell, if applicable. Upon foreclosure, the commercial mortgage loan and related allowance are reversed, and the foreclosed property is recorded as real estate owned within Other assets.

Cash and Cash Equivalents

Cash equivalents include highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less.

Reinsurance

The Company cedes insurance risk to other insurers under reinsurance agreements.

Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Reinsurance premiums paid for traditional life, long term care (“LTC”) and DI insurance and life contingent payout annuities, net of the change in any prepaid reinsurance asset, are reported as a reduction of Premiums. Reinsurance recoveries are reported as components of Benefits, claims, losses and settlement expenses.

UL and VUL reinsurance premiums are reported as a reduction of Policy and contract charges. In addition, for UL and VUL insurance policies, the net cost of reinsurance ceded, which represents the discounted amount of the expected cash flows between the reinsurer and the Company, is classified as an asset and amortized based on estimated gross profits (“EGPs”) over the period the reinsurance policies are in-force. Changes in the net cost of reinsurance are reflected as a component of Policy and contract charges.

Insurance liabilities are reported before the effects of reinsurance. Policyholder account balances, future policy benefits and claims recoverable under reinsurance contracts are recorded within Reinsurance recoverables, net of the allowance for credit losses. The Company evaluates the financial condition of its reinsurers prior to entering into new reinsurance contracts and on a

RiverSource Life Insurance Company

periodic basis during the contract term. The allowance for credit losses related to reinsurance recoverable is based on applying observable industry data including insurer ratings, default and loss severity data to the Company’s reinsurance recoverable balances. Management evaluates the results of the calculation and considers differences between the industry data and the Company’s data. Such differences include that the Company has no actual history of significant losses and that industry data may contain non-life insurers. This evaluation is inherently subjective as it requires estimates, which may be susceptible to significant change given the long-term nature of these receivables. In addition, the Company has a reinsurance protection agreement that provides credit protections for its reinsured LTC business. The allowance for credit losses on reinsurance recoverable is recorded through provisions charged to Benefits, claims, losses and settlement expenses.

The Company also assumes life insurance and fixed annuity risk from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within Policyholder account balances, future policy benefits and claims.

See Note 9 for additional information on reinsurance.

Land, Buildings, Equipment and Software

Land, buildings, equipment and internally developed software are carried at cost less accumulated depreciation or amortization and are reflected within Other assets. The Company uses the straight-line method of depreciation and amortization over periods ranging from three to 39 years.

As of December 31, 2023 and 2022, land, buildings, equipment and software were $117 million and $123 million, net of accumulated depreciation of $244 million and $229 million as of December 31, 2023 and 2022, respectively. Depreciation and amortization expense for the years ended December 31, 2023, 2022 and 2021 was $15 million, $13 million and $14 million, respectively.

Derivative Instruments and Hedging Activities

Freestanding derivative instruments are recorded at fair value and are reflected in Other assets or Other liabilities. The Company’s policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. The Company primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment. The Company occasionally designates derivatives as (i) hedges of changes in the fair value of assets, liabilities, or firm commitments (“fair value hedges”) or (ii) hedges of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow hedges”).

Derivative instruments that are entered into for hedging purposes are designated as such at the time the Company enters into the contract. For all derivative instruments that are designated for hedging activities, the Company documents all of the hedging relationships between the hedge instruments and the hedged items at the inception of the relationships. Management also documents its risk management objectives and strategies for entering into the hedge transactions. The Company assesses, at inception and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of hedged items. If it is determined that a derivative is no longer highly effective as a hedge, the Company will discontinue the application of hedge accounting.

For derivative instruments that do not qualify for hedge accounting or are not designated as accounting hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives are presented in the Consolidated Statements of Income based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Consolidated Statements of Income with the corresponding change in the hedged asset or liability.

For derivative instruments that qualify as fair value hedges, changes in the fair value of the derivatives, as well as changes in the fair value of the hedged assets, liabilities or firm commitments, are recognized on a net basis in current period earnings. The carrying value of the hedged item is adjusted for the change in fair value from the designated hedged risk. If a fair value hedge designation is removed or the hedge is terminated prior to maturity, previous adjustments to the carrying value of the hedged item are recognized into earnings over the remaining life of the hedged item.

For derivative instruments that qualify as cash flow hedges, the effective portion of the gain or loss on the derivative instruments is reported in AOCI and reclassified into earnings when the hedged item or transaction impacts earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income with the hedged instrument or transaction impact. Any ineffective portion of the gain or loss is reported in current period earnings as a component of Net investment income. If a hedge designation is removed or a hedge is terminated prior to maturity, the amount previously recorded in AOCI is reclassified to earnings over the period that the hedged item impacts earnings. For hedge relationships that are discontinued because the forecasted transaction is not expected to occur according to the original strategy, any related amounts previously recorded in AOCI are recognized in earnings immediately.

RiverSource Life Insurance Company

The equity component of indexed annuity, structured variable annuity and IUL obligations are considered embedded derivatives. Additionally, certain annuities contain GMAB and GMWB provisions. These GMAB and GMWB provisions are accounted for as market risk benefits under ASU 2018-12.

See Note 14 for information regarding the Company’s fair value measurement of derivative instruments and Note 18 for the impact of derivatives on the Consolidated Statements of Income.

Market Risk Benefits

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Market risk benefits include certain contract features on variable annuity products that provide minimum guarantees to contractholders. Guarantees accounted for as market risk benefits include GMDB, guaranteed minimum income benefit (“GMIB”), GMWB and GMAB. If a contract contains multiple market risk benefits, those market risk benefits are bundled together as a single compound market risk benefit.

Market risk benefits are measured at fair value, at the individual contract level, using a non-option-based valuation approach or an option-based valuation approach dependent upon the fee structure of the contract. Changes in fair value are recognized in net income each period with the exception of the portion of the change in fair value due to a change in the instrument-specific credit risk, which is recognized in OCI.

Deferred Acquisition Costs

The Company incurs costs in connection with acquiring new and renewal insurance and annuity businesses. The portion of these costs which are incremental and direct to the acquisition of a new or renewal insurance policy or annuity contract are deferred. Significant costs capitalized include sales based compensation related to the acquisition of new and renewal insurance policies and annuity contracts, medical inspection costs for successful sales, and a portion of employee compensation and benefit costs based upon the amount of time spent on successful sales. Sales based compensation paid to Ameriprise Financial’s advisors and employees and third-party distributors is capitalized. Employee compensation and benefits costs which are capitalized relate primarily to sales efforts, underwriting and processing. All other costs which are not incremental direct costs of acquiring an insurance policy or annuity contract are expensed as incurred. The DAC associated with insurance policies or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as write-offs. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

The Company monitors other DAC amortization assumptions, such as persistency, mortality, morbidity, and variable annuity benefit utilization each quarter and, when assessed independently, each could impact the Company’s DAC balances. Unamortized DAC is reduced for actual experience in excess of expected experience.

The analysis of DAC balances and the corresponding amortization considers all relevant factors and assumptions described previously. Unless the Company’s management identifies a significant deviation over the course of the quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DAC is amortized on a constant-level basis for the grouped contracts over the expected contract term to approximate straight-line amortization. Contracts are grouped by contract type and issue year into cohorts consistent with the grouping used in estimating the associated liability for future policy benefits. DAC related to all long-duration product types (except for life contingent payout annuities) is grouped on a calendar-year annual basis for each legal entity. Further disaggregation is reported for any contracts that include an additional liability for death or other insurance benefit. DAC related to life contingent payout annuities is grouped on a calendar-year annual basis for each legal entity for policies issued prior to 2021 and on a quarterly basis for each legal entity thereafter.

DAC related to annuity products (including variable deferred annuities, structured variable annuities, fixed deferred annuities, and life contingent payout annuities) is amortized based on initial premium. DAC related to life insurance products (including UL insurance, VUL insurance, IUL insurance, term life insurance, and whole life insurance) is amortized based on original specified amount (i.e., face amount). DAC related to DI insurance is amortized based on original monthly benefit.

The accounting contract term for annuity products (except for life contingent payout annuities) is the projected accumulation period. Life contingent payout annuities are amortized over the period which annuity payments are expected to be paid. The accounting contract term for life insurance products is the projected life of the contract. DI insurance is amortized over the projected life of the contract, including the claim paying period.

Deferred Sales Inducement Costs

Deferred sales inducements are contract features that are intended to attract new customers or to persuade existing customers to keep their current policy. Sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized on a constant level basis using the same methodology and assumptions used to amortize DAC on a constant level basis. DSIC is recorded in Other assets and amortization of DSIC is recorded in Benefits, claims, losses and settlement expenses.

RiverSource Life Insurance Company

Separate Account Assets and Liabilities

Separate account assets represent funds held for the benefit of and Separate account liabilities represent the obligation to the variable annuity contractholders and variable life insurance policyholders who have a contractual right to receive the benefits of their contract or policy and bear the related investment risk. Gains and losses on separate account assets accrue directly to the contractholder or policyholder and are not reported in the Company’s Consolidated Statements of Income. Separate account assets are recorded at fair value and Separate account liabilities are equal to the assets recognized.

Policyholder Account Balances, Future Policy Benefits and Claims

The Company establishes reserves to cover the benefits associated with non-traditional and traditional long-duration products. Non-traditional long-duration products include variable and structured variable annuity contracts, fixed annuity contracts and UL and VUL policies. Traditional long-duration products include term life, whole life, DI and LTC insurance.

Non-Traditional Long-Duration Products

The liabilities for non-traditional long-duration products include fixed account values on variable and fixed annuities and UL and VUL policies, non-life contingent payout annuities, liabilities for guaranteed benefits associated with variable annuities (including structured variable annuities), and embedded derivatives for structured variable annuities, indexed annuities, and IUL products.

Liabilities for fixed account values on variable annuities, structured variable annuities, fixed deferred annuities, and UL and VUL policies are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges. The liability for non-life contingent payout annuities is recognized as the present value of future payments using the effective yield at inception of the contract.

A portion of the Company’s UL and VUL policies have product features that result in profits followed by losses from the insurance component of the contract. These profits followed by losses can be generated by the cost structure of the product or secondary guarantees in the contract. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges. The liability for these future losses is determined at the reporting date by estimating the death benefits in excess of account value and recognizing the excess over the estimated life based on expected assessments (e.g. cost of insurance charges, contractual administrative charges, similar fees and investment margin). See Note 10 for information regarding the liability for contracts with secondary guarantees. Liabilities for fixed deferred indexed annuity, structured variable annuity and IUL products are equal to the accumulation of host contract values, guaranteed benefits, and the fair value of embedded derivatives.

See Note 12 for information regarding variable annuity guarantees.

Embedded Derivatives

The fair value of embedded derivatives related to structured variable annuities, indexed annuities and IUL fluctuate based on equity markets and interest rates and the estimate of the Company’s nonperformance risk and is recorded in Policyholder account balances, future policy benefits and claims. See Note 14 for information regarding the fair value measurement of embedded derivatives.

Traditional Long-Duration Products

The liabilities for traditional long-duration products include cash flows related to unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI, LTC, and life contingent payout annuity policies as claims are incurred in the future. The claim liability (also referred to as disabled life reserve) is presented together as one liability for future policy benefits.

A liability for future policy benefits, which is the present value of estimated future policy benefits to be paid to or on behalf of policyholders and certain related expenses less the present value of estimated future net premiums to be collected from policyholders, is accrued as premium revenue is recognized. Expected insurance benefits are accrued over the life of the contract in proportion to premium revenue recognized (referred to as the net premium approach). The net premium ratio reflects cash flows from contract inception to contract termination (i.e., through the claim paying period) and cannot exceed 100%.

Assumptions utilized in the net premium approach, including mortality, morbidity, and terminations, are reviewed as part of experience studies at least annually or more frequently if suggested by evidence. Expense assumptions and actual expenses are updated within the net premium calculation consistent with other policyholder assumptions.

The updated cash flows used in the calculation are discounted using a forward rate curve. The discount rate represents an upper-medium-grade (i.e., low credit risk) fixed-income instrument yield (i.e., an A rating) that reflects the duration characteristics of the liability. Discount rates are locked in annually, at the end of each year for all products, except life contingent payout annuities, and calculated as the monthly average discount rate curves for the year. For life contingent payout annuities, the discount rates are locked in quarterly at the end of each quarter based on the average of the three months for the quarter.

RiverSource Life Insurance Company

The liability for future policy benefits will be updated for actual experience at least on an annual basis and concurrent with changes to cash flow assumptions. When net premiums are updated for cash flow changes, the estimated cash flows over the entire life of a group of contracts are updated using historical experience and updated future cash flow assumptions.

The revised net premiums are used to calculate an updated liability for future policy benefits as of the beginning of the reporting period, discounted at the original locked in rate (i.e., contract issuance rate). The updated liability for future policy benefits as of the beginning of the reporting period is then compared with the carrying amount of the liability as of that date prior to updating cash flow assumptions to determine the current period remeasurement gain or loss reflected in current period earnings. The revised net premiums are then applied as of the beginning of the quarter to calculate the benefit expense for the current reporting period.

The difference between the updated carrying amount of the liability for future policy benefits measured using the current discount rate assumption and the original discount rate assumption is recognized in OCI. The interest accretion rate remains the original discount rate used at contract issue date.

If the updating of cash flow assumptions results in the present value of future benefits and expenses exceeding the present value of future gross premiums, a charge to net income is recorded for the current reporting period such that net premiums are set equal to gross premiums. In subsequent periods, the liability for future policy benefits is accrued with net premiums set equal to gross premiums.

Contracts (except for life contingent payout annuities sold subsequent to December 31, 2020) are grouped into cohorts by contract type and issue year, as well as by legal entity and reportable segment. Life contingent payout annuities sold in periods beginning in 2021 are grouped into quarterly cohorts.

See Note 10 for information regarding the liabilities for traditional long-duration products.

Deferred Profit Liability

For limited-payment products, gross premiums received in excess of net premiums are deferred at initial recognition as a deferred profit liability (“DPL”). Gross premiums are measured using assumptions consistent with those used in the measurement of the liability for future policy benefits, including discount rate, mortality, lapses and expenses.

The DPL is amortized and recognized as premium revenue in proportion to expected future benefit payments from annuity contracts. Interest is accreted on the balance of the DPL using the discount rate determined at contract issuance. The Company reviews and updates its estimate of cash flows from the DPL at the same time as the estimates of cash flows for the liability for future policy benefits. When cash flows are updated, the updated estimates are used to recalculate the DPL at contract issuance. The recalculated DPL as of the beginning of the current reporting period is compared to the carrying amount of the DPL as of the beginning of the current reporting period, and any difference is recognized as either a charge or credit to premium revenue.

DPL is recorded in Policyholder account balances, future policy benefits and claims and included as a reconciling item within Note 10.

Unearned Revenue Liability

The Company’s UL and VUL policies require payment of fees or other policyholder assessments in advance for services to be provided in future periods. These charges are deferred as unearned revenue and amortized consistent with DAC amortization factors. The unearned revenue liability is recorded in Other liabilities and the amortization is recorded in Policy and contract charges.

Income Taxes

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The Company provides for income taxes on a separate return basis, except that, under an agreement between Ameriprise Financial and the Company, tax benefits are recognized for losses to the extent they can be used in the consolidated return. It is the policy of Ameriprise Financial that it will reimburse its subsidiaries for any tax benefits recorded. The controlled group for which the Company is a member is an applicable corporation with regard to the corporate alternative minimum tax (“CAMT”) and is therefore required to compute the CAMT. In accordance with the tax sharing agreement, Ameriprise Financial will be liable for any CAMT liability and expense.

The Company’s provision for income taxes represents the net amount of income taxes that the Company expects to pay or to receive from various taxing jurisdictions in connection with its operations. The Company provides for income taxes based on amounts that the Company believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

RiverSource Life Insurance Company

In connection with the provision for income taxes, the Consolidated Financial Statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

The Company is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences; (iii) taxable income in prior carryback years; and (iv) tax planning strategies. Management may need to identify and implement appropriate planning strategies to ensure its ability to realize deferred tax assets and reduce the likelihood of the establishment of a valuation allowance with respect to such assets. See Note 20 for additional information on the Company’s valuation allowance.

Changes in tax rates and tax law are accounted for in the period of enactment. Deferred tax assets and liabilities are adjusted for the effect of a change in tax laws or rates and the effect is included in net income.

Revenue Recognition

Premiums on traditional life, DI and LTC insurance products and life contingent payout annuities are net of reinsurance ceded and are recognized as revenue when due.

Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term. When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and updated future payment assumptions and a catch-up adjustment is recorded in the current period. In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.

Mortality and expense risk fees are based on a percentage of the fair value of assets held in the Company’s separate accounts and recognized when assessed. Variable annuity guaranteed benefit rider charges, cost of insurance charges on UL and VUL insurance and contract charges (net of reinsurance premiums and cost of reinsurance for UL insurance products) and surrender charges on annuities and UL and VUL insurance are recognized as revenue when assessed.

Realized gains and losses on the sale of securities, other than equity method investments, are recognized using the specific identification method, on a trade date basis.

Fees received under marketing support and distribution services arrangements are recognized as revenue when earned.

See Note 4 for further discussion of accounting policies on revenue from contracts with customers.

3. RECENT ACCOUNTING PRONOUNCEMENTS

Adoption of New Accounting Standards

Financial Instruments — Credit Losses — Troubled Debt Restructurings and Vintage Disclosures

In March 2022, the Financial Accounting Standards Board (“FASB”) proposed amendments to ASU 2016-13, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments (“Topic 326”). The update removes the recognition and measurement guidance for Troubled Debt Restructurings (“TDRs”) by creditors in Subtopic 310-40, Receivables — Troubled Debt Restructurings by Creditors, and modifies the disclosure requirements for certain loan refinancing and restructuring by creditors when a borrower is experiencing financial difficulty. Rather than applying the recognition and measurement for TDRs, an entity must apply the loan refinancing and restructuring guidance to determine whether a modification results in a new loan or a continuation of an existing loan. The update also requires entities to disclose current-period gross write-offs by year of origination for financing receivables and net investments in leases within the scope of Subtopic 326-20, Financial Instruments — Credit Losses — Measured at Amortized Cost. The amendments are to be applied prospectively, but entities may apply a modified retrospective transition for changes to the recognition and measurement of TDRs. For entities that have adopted Topic 326, the amendments are effective for interim and annual periods beginning after December 15, 2022. The Company adopted the standard on January 1, 2023. The adoption of this update did not have an impact on the Company’s consolidated financial condition and results of operations and modifications to disclosures are immaterial in the current period.

Financial Services — Insurance — Targeted Improvements to the Accounting for Long-Duration Contracts

In August 2018, the FASB updated the accounting standard related to long-duration insurance contracts (ASU 2018-12). The guidance changes elements of the measurement models and disclosure requirements for an insurer’s long-duration insurance contract benefits and acquisition costs by expanding the use of fair value accounting to certain contract benefits, requiring updates, if any, and at least annually, to assumptions used to measure liabilities for future policy benefits, changing the amortization pattern of deferred acquisition costs to a constant-level basis and removing certain shadow adjustments previously recorded in AOCI. Adoption of the accounting standard did not impact overall cash flows, insurance subsidiaries’ dividend capacity, or regulatory capital requirements.

RiverSource Life Insurance Company

When the Company adopted the standard effective January 1, 2023 with a transition date of January 1, 2021 (the “transition date”), opening equity was adjusted for the adoption impacts to retained earnings and AOCI and prior periods presented (i.e. 2021 and 2022) were restated. The adoption impact as of January 1, 2021 was a reduction in total equity of $1.9 billion, of which $0.9 billion and $1.0 billion were reflected in retained earnings and AOCI, respectively.

The following table presents the effects of the adoption of the above new accounting standard to the Company’s previously reported Consolidated Balance Sheets:

(in millions)	As Filed December 31, 2022	Adjustment	Post-adoption December 31, 2022	As Filed December 31, 2021	Adjustment	Post-adoption December 31, 2021
Assets
Market risk benefits	$—	$1,015	$1,015	$—	$539	$539
Reinsurance recoverables (allowance for credit losses: 2022, $23; 2021, $11)	4,412	(184)	4,228	4,529	927	5,456
Deferred acquisition costs	3,141	(382)	2,759	2,757	64	2,821
Other assets	4,791	(65)	4,726	7,015	296	7,311
Total assets	$115,019	$384	$115,403	$139,427	$1,826	$141,253
Liabilities and Shareholder’s Equity
Liabilities:
Policyholder account balances, future policy benefits and claims	$36,057	$(1,935)	$34,122	$35,744	$(727)	$35,017
Market risk benefits	—	2,118	2,118	—	3,440	3,440
Other liabilities	4,120	11	4,131	6,303	216	6,519
Total liabilities	114,236	194	114,430	137,286	2,929	140,215
Shareholder’s equity:
Accumulated deficit	(799)	387	(412)	(912)	(202)	(1,114)
Accumulated other comprehensive income (loss), net of tax	(887)	(197)	(1,084)	584	(901)	(317)
Total shareholder’s equity	783	190	973	2,141	(1,103)	1,038
Total liabilities and shareholder’s equity	$115,019	$384	$115,403	$139,427	$1,826	$141,253

The following table presents the effects of the adoption of the above new accounting standard to the Company’s previously reported Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	As Filed 2022	Adjustment	Post-adoption 2022	As Filed 2021	Adjustment	Post-adoption 2021
Revenues
Policy and contract charges	$2,091	$(13)	$2,078	$2,304	$(54)	$2,250
Total revenues	3,768	(13)	3,755	3,471	(54)	3,417
Benefits and expenses
Benefits, claims, losses and settlement expenses	1,366	(1,130)	236	715	(872)	(157)
Remeasurement (gains) losses of future policy benefit reserves	—	1	1	—	(52)	(52)
Change in fair value of market risk benefits	—	311	311	—	(113)	(113)
Amortization of deferred acquisition costs	196	45	241	112	133	245
Other insurance and operating expenses	670	12	682	738	13	751
Total benefits and expenses	3,005	(761)	2,244	2,270	(891)	1,379
Pretax income (loss)	763	748	1,511	1,201	837	2,038
Income tax provision (benefit)	50	159	209	137	179	316
Net income (loss)	$713	$589	$1,302	$1,064	$658	$1,722

The adoption of the standard did not affect the previously reported totals for net cash flows provided by (used in) operating, investing, or financing activities.

Leases — Common Control Arrangements

In March 2023, the FASB proposed amendments to ASU 2016-02, Leases (“Topic 842”). The update applicable to all entities requires leasehold improvements associated with common control leases to be amortized over the useful life of the leasehold improvements to the common control group as long as the lessee controls the use of the underlying asset through a lease and to be accounted for as a transfer between entities under common control through an adjustment to equity if, and when, the lessee no longer controls the use of the underlying asset. The amendments are effective for interim and annual periods beginning after December 15, 2023. Early adoption is permitted for both interim and annual financial statements that have not yet been made

RiverSource Life Insurance Company

available for issuance. The Company early adopted the update during the second quarter of 2023 and will apply the amendments prospectively as of the beginning of 2023 to all new and existing leasehold improvements recognized on or after that date with any remaining unamortized balance of existing leasehold improvements amortized over their remaining useful life to the common control group determined at that date. The adoption of this update did not have a material impact on the Company’s consolidated financial condition and results of operations.

Future Adoption of New Accounting Standards

Segment Reporting — Improvements to Reportable Segment Disclosures

In November 2023, the FASB issued ASU 2023-07, Improvements to Reportable Segment Disclosures, updating reportable segment disclosure requirements in accordance with Topic 280, Segment Reporting (“Topic 280”), primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss and contain other disclosure requirements. The amendments also expand Topic 280 disclosures to public entities with one reportable segment. The amendments are effective for annual periods beginning after December 15, 2023, and interim periods beginning after December 15, 2024. Early adoption is permitted. The Company is assessing changes to the segment related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

Income Taxes — Improvements to Income Tax Disclosures

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures, updating the accounting standards related to income tax disclosures, primarily focused on the disaggregation of income taxes paid and the rate reconciliation table. The standard is to be applied prospectively with an option for retrospective application and is effective for annual periods beginning after December 15, 2024, with early adoption permitted. The Company is assessing changes to the income tax related disclosures resulting from the standard. The adoption of the standard will not have an impact on the Company’s consolidated financial condition and results of operations as the standard is disclosure-related only.

4. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table presents disaggregated revenue from contracts with customers and a reconciliation to total revenues reported on the Consolidated Statements of Income:

	Years Ended December 31,
(in millions)	2023	2022	2021
Policy and contract charges
Affiliated (from Columbia Management Investment Distributors, Inc.)	$152	$164	$193
Unaffiliated	14	14	17
Total	166	178	210
Other revenues
Administrative fees
Affiliated (from Columbia Management Investment Services, Corp.)	39	42	49
Unaffiliated	17	18	20
	56	60	69
Other fees
Affiliated (from Columbia Management Investment Advisers, LLC (“CMIA”) and Columbia Wanger Asset Management, LLC)	307	334	389
Unaffiliated	4	4	5
	311	338	394
Total	367	398	463
Total revenue from contracts with customers	533	576	673
Revenue from other sources(1)	3,759	3,179	2,744
Total revenues	$4,292	$3,755	$3,417

(1)	Amounts primarily consist of revenue associated with insurance and annuity products and investment income from financial instruments.

The following discussion describes the nature, timing, and uncertainty of revenues and cash flows arising from the Company’s contracts with customers.

Policy and Contract Charges

The Company earns revenue for providing distribution-related services to affiliated and unaffiliated mutual funds that are available as underlying investments in its variable annuity and variable life insurance products. The performance obligation is satisfied at the time the mutual fund is distributed. Revenue is recognized over the time the mutual fund is held in the variable product and is generally earned based on a fixed rate applied, as a percentage, to the net asset value of the fund. The revenue is

RiverSource Life Insurance Company

not recognized at the time of sale because it is variably constrained due to factors outside the Company’s control, including market volatility and how long the fund(s) remain in the insurance policy or annuity contract. The revenue will not be recognized until it is probable that a significant reversal will not occur. These fees are accrued and collected on a monthly basis.

Other Revenues

Administrative Fees

The Company earns revenue for providing customer support, contract servicing and administrative services for affiliated and unaffiliated mutual funds that are available as underlying instruments in its variable annuity and variable life insurance products. The transfer agent and administration revenue is earned daily based on a fixed rate applied, as a percentage, to assets under management. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Other Fees

The Company earns revenue for providing affiliated and unaffiliated partners an opportunity to educate the financial advisors of its affiliate, AFS, that sell the Company’s products as well as product and marketing personnel to support the offer, sale and servicing of funds within the Company’s variable annuity and variable life insurance products. These payments allow the parties to train and support the advisors, explain the features of their products, and distribute marketing and educational materials. The affiliated revenue is earned based on a rate, updated at least annually, which is applied, as a percentage, to the market value of assets invested. The unaffiliated revenue is earned based on a fixed rate applied, as a percentage, to the market value of assets invested. These performance obligations are considered a series of distinct services that are substantially the same and are satisfied each day over the contract term. These fees are accrued and collected on a monthly basis.

Receivables

Receivables for revenue from contracts with customers are recognized when the performance obligation is satisfied and the Company has an unconditional right to the revenue. Receivables related to revenues from contracts with customers were $49 million and $48 million as of December 31, 2023 and 2022, respectively.

5. VARIABLE INTEREST ENTITIES

The Company provides asset management services to CLOs which are considered to be VIEs that are sponsored by the Company. In addition, the Company invests in structured investments other than CLOs and certain affordable housing partnerships which are considered VIEs. The Company consolidates the CLOs if the Company is deemed to be the primary beneficiary. The Company has no obligation to provide financial or other support to the non-consolidated VIEs beyond its initial investment and existing future funding commitments, and the Company has not provided any additional support to these entities. The Company has unfunded commitments related to consolidated CLOs of $24 million and $30 million as of December 31, 2023 and 2022, respectively.

See Note 2 for further discussion of the Company’s accounting policy on consolidation.

Structured Investments

The Company invests in structured investments which are considered VIEs for which it is not the sponsor. These structured investments typically invest in fixed income instruments and are managed by third parties and include asset backed securities and commercial and residential mortgage backed securities. The Company classifies these investments as Available-for-Sale securities. The Company has determined that it is not the primary beneficiary of these structures due to the size of the Company’s investment in the entities and position in the capital structure of these entities.

Additionally, the Company invests in CLOs for which it is the sponsor. CLOs are asset backed financing entities collateralized by a pool of assets, primarily syndicated loans and, to a lesser extent, high-yield bonds. Multiple tranches of debt securities are issued by a CLO, offering investors various maturity and credit risk characteristics. The debt securities issued by the CLOs are non-recourse to the Company. The CLO’s debt holders have recourse only to the assets of the CLO. The assets of the CLOs cannot be used by the Company. Scheduled debt payments are based on the performance of the CLO’s collateral pool. The Company earns management fees from the CLOs based on the value of the CLO’s collateral pool and, in certain instances, may also receive incentive fees. The fee arrangement is at market and commensurate with the level of effort required to provide those services. The Company has invested in a portion of the unrated, junior subordinated notes and highly rated senior notes of certain CLOs. The Company consolidates certain CLOs where it is the primary beneficiary and has the power to direct the activities that most significantly impact the economic performance of the CLO.

The Company’s maximum exposure to loss with respect to structured investments and non-consolidated CLOs is limited to its amortized cost. The Company classifies these investments as Available-for-Sale securities. See Note 6 for additional information on these investments.

Affordable Housing Partnerships and Other Real Estate Partnerships

The Company is a limited partner in affordable housing partnerships that qualify for government-sponsored low income housing tax credit programs and partnerships that invest in multi-family residential properties that were originally developed with an

RiverSource Life Insurance Company

affordable housing component. The Company has determined it is not the primary beneficiary and therefore does not consolidate these partnerships.

A majority of the limited partnerships are VIEs. The Company’s maximum exposure to loss as a result of its investment in the VIEs is limited to the carrying value. The carrying value is reflected in other investments and was $70 million and $92 million as of December 31, 2023 and 2022, respectively. The Company’s liability related to original purchase commitments not yet remitted to the VIEs was not material as of December 31, 2023 and 2022, respectively. The Company has not provided any additional support and is not contractually obligated to provide additional support to the VIEs beyond the funding commitments.

Fair Value of Assets and Liabilities

The Company categorizes its fair value measurements according to a three-level hierarchy. See Note 14 for the definition of the three levels of the fair value hierarchy.

The following tables present the balances of assets and liabilities held by consolidated investment entities measured at fair value on a recurring basis:

	December 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$40	$—	$40
Common stocks	—	5	—	5
Syndicated loans	—	1,991	63	2,054
Total investments	—	2,036	63	2,099
Receivables	—	28	—	28
Other assets	—	1	—	1
Total assets at fair value	$—	$2,065	$63	$2,128
Liabilities
Debt(1)	$—	$2,155	$—	$2,155
Other liabilities	—	45	—	45
Total liabilities at fair value	$—	$2,200	$—	$2,200

	December 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Investments:
Corporate debt securities	$—	$35	$—	$35
Common stocks	—	3	—	3
Syndicated loans	—	2,191	125	2,316
Total investments	—	2,229	125	2,354
Receivables	—	20	—	20
Other assets	—	1	1	2
Total assets at fair value	$—	$2,250	$126	$2,376
Liabilities
Debt(1)	$—	$2,363	$—	$2,363
Other liabilities	—	119	—	119
Total liabilities at fair value	$—	$2,482	$—	$2,482

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.1 billion and $2.4 billion as of December 31, 2023 and 2022, respectively.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets held by consolidated investment entities measured at fair value on a recurring basis:

(in millions)	Syndicated Loans		Other Assets
Balance at January 1, 2023	$125		$1
Total gains (losses) included in:
Net income	(4	)(1)	—
Purchases	45		—
Sales	(10)		—
Settlements	(16)		—
Transfers into Level 3	122		—
Transfers out of Level 3	(199)		(1)
Balance at December 31, 2023	$63		$—
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2023	$(1	)(1)	$—

(in millions)	Common Stocks	Syndicated Loans		Other Assets
Balance at January 1, 2022	$—	$64		$3
Total gains (losses) included in:
Net income	—	(11	)(1)	—
Purchases	—	69		—
Sales	—	(4)		—
Settlements	—	(8)		—
Transfers into Level 3	2	218		1
Transfers out of Level 3	(2)	(203)		(3)
Balance at December 31, 2022	$—	$125		$1
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2022	$—	$(10	)(1)	$—

(in millions)	Syndicated Loans	Other Assets
Balance at January 1, 2021	$92	$2
Total gains (losses) included in:
Net income	2 (1)	1	(1)
Purchases	106	—
Sales	(38)	—
Settlements	(49)	—
Transfers into Level 3	119	2
Transfers out of Level 3	(150)	(2)
Deconsolidation of consolidated investment entities	(18)	—
Balance at December 31, 2021	$64	$3
Changes in unrealized gains (losses) included in net income relating to assets held at December 31, 2021	$—	$1	(1)

(1)	Included in Net investment income.

Securities and loans transferred from Level 3 primarily represent assets with fair values that are now obtained from a third-party pricing service with observable inputs or priced in active markets. Securities and loans transferred to Level 3 represent assets with fair values that are now based on a single non-binding broker quote.

All Level 3 measurements as of December 31, 2023 and 2022 were obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Determination of Fair Value

Assets

Investments

The fair value of syndicated loans obtained from third-party pricing services using a market approach with observable inputs is classified as Level 2. The fair value of syndicated loans obtained from third-party pricing services with a single non-binding broker quote as the underlying valuation source is classified as Level 3. The underlying inputs used in non-binding broker quotes are not readily available to the Company. See Note 14 for a description of the Company’s determination of the fair value of corporate debt securities, common stocks and other investments.

Receivables

For receivables of the consolidated CLOs, the carrying value approximates fair value as the nature of these assets has historically been short-term and the receivables have been collectible. The fair value of these receivables is classified as Level 2.

RiverSource Life Insurance Company

Liabilities

Debt

The fair value of the CLOs’ assets, typically syndicated bank loans, is more observable than the fair value of the CLOs’ debt tranches for which market activity is limited and less transparent. As a result, the fair value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets and is classified as Level 2.

Other Liabilities

Other liabilities consist primarily of securities purchased but not yet settled held by consolidated CLOs. The carrying value approximates fair value as the nature of these liabilities has historically been short-term. The fair value of these liabilities is classified as Level 2. Other liabilities also include accrued interest on CLO debt.

Fair Value Option

The Company has elected the fair value option for the financial assets and liabilities of the consolidated CLOs. Management believes that the use of the fair value option better matches the changes in fair value of assets and liabilities related to the CLOs.

The following table presents the fair value and unpaid principal balance of loans and debt for which the fair value option has been elected:

	December 31,
(in millions)	2023	2022
Syndicated loans
Unpaid principal balance	$2,190	$2,525
Excess unpaid principal over fair value	(136)	(209)
Fair value	$2,054	$2,316
Fair value of loans more than 90 days past due	$—	$—
Fair value of loans in nonaccrual status	13	23
Difference between fair value and unpaid principal of loans more than 90 days past due, loans in nonaccrual status or both	40	48
Debt
Unpaid principal balance	$2,362	$2,636
Excess unpaid principal over fair value	(207)	(273)
Carrying value (1)	$2,155	$2,363

(1)

The carrying value of the CLOs’ debt is set equal to the fair value of the CLOs’ assets. The estimated fair value of the CLOs’ debt was $2.1 billion and $2.4 billion as of December 31, 2023 and 2022, respectively.

Interest income from syndicated loans, bonds and structured investments is recorded based on contractual rates in Net investment income. Gains and losses related to changes in the fair value of investments are recorded in Net investment income and gains and losses on sales of investments are recorded in Net realized investment gains (losses). Interest expense on debt is recorded in Interest and debt expense with gains and losses related to changes in the fair value of debt recorded in Net investment income.

Total net gains (losses) recognized in Net investment income related to the changes in fair value of investments the Company owns in the consolidated CLOs where it has elected the fair value option and collateralized financing entity accounting were immaterial for the years ended December 31, 2023, 2022 and 2021.

Debt of the consolidated investment entities and the stated interest rates were as follows:

	Carrying Value		Weighted Average Interest Rate
	December 31,		December 31,
(in millions)	2023	2022	2023	2022
Debt of consolidated CLOs due 2028-2034	$2,155	$2,363	6.6%	5.3%

The debt of the consolidated CLOs has both fixed and floating interest rates, which range from nil to 14.8%. The interest rates on the debt of CLOs are weighted average rates based on the outstanding principal and contractual interest rates.

RiverSource Life Insurance Company

6. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

	December 31, 2023
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$10,828	$405	$(497)	$(1)	$10,735
Residential mortgage backed securities	3,886	20	(264)	—	3,642
Commercial mortgage backed securities	2,784	6	(193)	—	2,597
State and municipal obligations	717	61	(19)	(1)	758
Asset backed securities	1,545	7	(21)	—	1,531
Foreign government bonds and obligations	12	—	—	—	12
U.S. government and agency obligations	99	—	—	—	99
Total	$19,871	$499	$(994)	$(2)	$19,374

	December 31, 2022
Description of Securities (in millions)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Allowance for Credit Losses	Fair Value
Fixed maturities:
Corporate debt securities	$9,349	$180	$(803)	$(20)	$8,706
Residential mortgage backed securities	3,254	8	(303)	—	2,959
Commercial mortgage backed securities	2,904	2	(255)	—	2,651
State and municipal obligations	761	53	(26)	(2)	786
Asset backed securities	1,025	10	(38)	—	997
Foreign government bonds and obligations	37	—	(2)	—	35
U.S. government and agency obligations	1	—	—	—	1
Total	$17,331	$253	$(1,427)	$(22)	$16,135

As of December 31, 2023 and 2022, accrued interest of $168 million and $139 million, respectively, is excluded from the amortized cost basis of Available-for-Sale securities in the tables above and is recorded in Accrued investment income.

As of December 31, 2023 and 2022, fixed maturity securities comprised approximately 87% and 85%, respectively, of the Company’s total investments. Rating agency designations are based on the availability of ratings from Nationally Recognized Statistical Rating Organizations (“NRSROs”), including Moody’s Investors Service (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Ratings Ltd. (“Fitch”). The Company uses the median of available ratings from Moody’s, S&P and Fitch, or if fewer than three ratings are available, the lower rating is used. When ratings from Moody’s, S&P and Fitch are unavailable, the Company may utilize ratings from other NRSROs or rate the securities internally. As of December 31, 2023 and 2022, $265 million and $257 million, respectively, of securities were internally rated by CMIA, an affiliate of the Company, using criteria similar to those used by NRSROs.

A summary of fixed maturity securities by rating was as follows:

	December 31, 2023			December 31, 2022
Ratings (in millions, except percentages)	Amortized Cost	Fair Value	Percent of Total Fair Value	Amortized Cost	Fair Value	Percent of Total Fair Value
AAA	$4,558	$4,337	22%	$6,313	$5,754	36%
AA	3,961	3,799	20	1,159	1,188	7
A	2,213	2,279	12	1,572	1,594	10
BBB	8,813	8,633	44	7,646	7,023	43
Below investment grade (1)	326	326	2	641	576	4
Total fixed maturities	$19,871	$19,374	100%	$17,331	$16,135	100%

(1)

The amortized cost of below investment grade securities includes interest in non-consolidated CLOs managed by the Company of $1 million as of both December 31, 2023 and 2022. The fair value of below investment grade securities includes interest in non-consolidated CLOs managed by the Company of $1 million as of both December 31, 2023 and 2022. These securities are not rated but are included in below investment grade due to their risk characteristics.

RiverSource Life Insurance Company

As of December 31, 2023, approximately 61% of securities rated AA were GNMA, FNMA and FHLMC mortgage backed securities. These issuers were downgraded in the third quarter of 2023 from AAA to AA due to the downgrade of the U.S. Government long-term credit rating. As of December 31, 2022, approximately 36% of securities rated AAA were GNMA, FNMA and FHLMC mortgage backed securities. As of December 31, 2023, the Company had holdings in Ameriprise Advisor Financing 2, LLC (“AAF 2”), an affiliate of the Company, totaling $554 million that was 48% of the Company’s total shareholder’s equity. Also, the Company had an additional 34 issuers with holdings totaling $5.8 billion that individually were between 10% and 23% of the Company’s total shareholder’s equity as of December 31, 2023. As of December 31, 2022, the Company had holdings in AAF 2 totaling $544 million that was 56% of the Company’s total shareholder’s equity. Also, the Company had an additional 30 issuers with holdings totaling $4.4 billion that individually were between 10% and 22% of the Company’s total shareholder’s equity as of December 31, 2022. There were no other holdings of any other issuer greater than 10% of the Company’s total shareholder’s equity as of December 31, 2023 and 2022.

The following tables summarize the fair value and gross unrealized losses on Available-for-Sale securities, aggregated by major investment type and the length of time that individual securities have been in a continuous unrealized loss position for which no allowance for credit losses has been recorded:

	December 31, 2023
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	43	$410	$(8)	340	$4,735	$(489)	383	$5,145	$(497)
Residential mortgage backed securities	30	389	(4)	204	2,114	(260)	234	2,503	(264)
Commercial mortgage backed securities	20	264	(4)	196	2,062	(189)	216	2,326	(193)
State and municipal obligations	5	29	(1)	47	137	(18)	52	166	(19)
Asset backed securities	5	102	—	32	684	(21)	37	786	(21)
Foreign government bonds and obligations	—	—	—	2	6	—	2	6	—
U.S. government and agency obligations	1	—	—	—	—	—	1	—	—
Total	104	$1,194	$(17)	821	$9,738	$(977)	925	$10,932	$(994)

	December 31, 2022
(in millions, except number of securities)	Less than 12 months			12 months or more			Total
Description of Securities	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses	Number of Securities	Fair Value	Unrealized Losses
Corporate debt securities	405	$5,028	$(443)	100	$1,532	$(360)	505	$6,560	$(803)
Residential mortgage backed securities	189	1,643	(117)	52	826	(186)	241	2,469	(303)
Commercial mortgage backed securities	176	1,746	(149)	58	666	(106)	234	2,412	(255)
State and municipal obligations	40	126	(15)	26	59	(11)	66	185	(26)
Asset backed securities	39	808	(28)	4	60	(10)	43	868	(38)
Foreign government bonds and obligations	10	32	(1)	1	1	(1)	11	33	(2)
Total	859	$9,383	$(753)	241	$3,144	$(674)	1,100	$12,527	$(1,427)

As part of the Company’s ongoing monitoring process, management determined that the decrease in gross unrealized losses on its Available-for-Sale securities for which an allowance for credit losses has not been recognized during the year ended December 31, 2023 is primarily attributable to the impact of lower interest rates and tighter credit spreads. The Company did not recognize these unrealized losses in earnings because it was determined that such losses were due to non-credit factors. The Company does not intend to sell these securities and does not believe that it is more likely than not that the Company will be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. As of December 31, 2023 and 2022, approximately 94% and 93%, respectively, of the total of Available-for-Sale securities with gross unrealized losses were considered investment grade.

RiverSource Life Insurance Company

The following table presents a rollforward of the allowance for credit losses on Available-for-Sale securities:

(in millions)	Corporate Debt Securities	State and Municipal Obligations	Total
Balance at January 1, 2021	$10	$—	$10
Additions for which credit losses were not previously recorded	—	1	1
Charge-offs	(10)	—	(10)
Balance at December 31, 2021	—	1	1
Additions for which credit losses were not previously recorded	20	—	20
Additional increases (decreases) on securities that had an allowance recorded in a previous period	—	1	1
Balance at December 31, 2022	20	2	22
Additions for which credit losses were not previously recorded	1	—	1
Reductions for securities sold during the period (realized)	(20)	(1)	(21)
Balance at December 31, 2023	$1	$1	$2

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in Net realized investment gains (losses) were as follows:

	Years Ended December 31,
(in millions)	2023	2022	2021
Gross realized investment gains	$11	$28	$576
Gross realized investment losses	(57)	(25)	(6)
Credit reversals (losses)	20	(21)	(1)
Other impairments	(1)	(70)	(13)
Total	$(27)	$(88)	$556

Previously recorded allowance for credit losses was reversed during the year ended December 31, 2023 primarily due to the sale of a corporate debt security in the communications industry. Credit losses for the year ended December 31, 2022 primarily related to recording an allowance for credit losses on a corporate debt security in the communications industry. Credit losses for the year ended December 31, 2021 primarily related to recording an allowance for credit losses on certain state and municipal securities. Other impairments for the years ended December 31, 2023, 2022 and 2021 related to Available-for-Sale securities which the Company intended to sell.

See Note 19 for a rollforward of net unrealized investment gains (losses) included in AOCI.

Available-for-Sale securities by contractual maturity as of December 31, 2023 were as follows:

(in millions)	Amortized Cost	Fair Value
Due within one year	$552	$546
Due after one year through five years	1,845	1,812
Due after five years through 10 years	4,280	4,018
Due after 10 years	4,979	5,228
	11,656	11,604
Residential mortgage backed securities	3,886	3,642
Commercial mortgage backed securities	2,784	2,597
Asset backed securities	1,545	1,531
Total	$19,871	$19,374

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

The following is a summary of Net investment income:

	Years Ended December 31,
(in millions)	2023	2022	2021
Fixed maturities	$830	$615	$643
Mortgage loans	69	73	102
Other investments	431	159	101
	1,330	847	846
Less: investment expenses	26	20	19
Total	$1,304	$827	$827

RiverSource Life Insurance Company

Net realized investment gains (losses) are summarized as follows:

	Years Ended December 31,
(in millions)	2023	2022	2021
Fixed maturities	$(27)	$(88)	$556
Mortgage loans	1	(1)	57
Other investments	(44)	(11)	(18)
Total	$(70)	$(100)	$595

7. FINANCING RECEIVABLES

Financing receivables are comprised of commercial loans, policy loans and deposit receivables. See Note 2 for information regarding the Company’s accounting policies related to financing receivables and the allowance for credit losses.

Allowance for Credit Losses

The following table presents a rollforward of the allowance for credit losses:

(in millions)	Commercial Loans
Balance at January 1, 2021	$35
Provisions	(23)
Balance at December 31, 2021	12
Provisions	1
Charge-offs	(2)
Balance at December 31, 2022	11
Provisions	(1)
Balance at December 31, 2023	$10

The decrease in the allowance for credit losses provision for commercial loans in 2021 reflected the sale of certain commercial mortgage loans and syndicated loans in conjunction with the fixed deferred and payout annuity reinsurance transaction in 2021.

As of December 31, 2023 and 2022, accrued interest on commercial loans was $15 million and $14 million, respectively, and is recorded in Accrued investment income and excluded from the amortized cost basis of commercial loans.

Purchases and Sales

There were no commercial mortgage loans sold for the years ended December 31, 2023 and 2022. During the year ended December 31, 2021, the Company sold $746 million of commercial mortgage loans.

During the years ended December 31, 2023, 2022 and 2021, the Company purchased $1 million, $42 million and $26 million, respectively, of syndicated loans, and sold $1 million, nil and $340 million, respectively, of syndicated loans.

The Company has not acquired any loans with deteriorated credit quality as of the acquisition date.

Credit Quality Information

There were no nonperforming loans as of both December 31, 2023 and 2022. All loans were considered to be performing.

Commercial Loans

Commercial Mortgage Loans

The Company reviews the credit worthiness of the borrower and the performance of the underlying properties in order to determine the risk of loss on commercial mortgage loans. Loan-to-value ratio is the primary credit quality indicator included in this review.

Based on this review, the commercial mortgage loans are assigned an internal risk rating, which management updates when credit risk changes. Commercial mortgage loans which management has assigned its highest risk rating were less than 1% of total commercial mortgage loans as of both December 31, 2023 and 2022. Loans with the highest risk rating represent distressed loans which the Company has identified as impaired or expects to become delinquent or enter into foreclosure within the next six months. There were no commercial mortgage loans past due as of both December 31, 2023 and 2022.

RiverSource Life Insurance Company

The tables below present the amortized cost basis of commercial mortgage loans by year of origination and loan-to-value ratio:

	December 31, 2023
Loan-to-Value Ratio (in millions)	2023	2022	2021	2020	2019	Prior	Total
> 100%	$—	$—	$—	$—	$2	$20	$22
80% - 100%	—	—	—	2	11	49	62
60% - 80%	55	26	6	14	40	102	243
40% - 60%	7	46	129	49	65	343	639
< 40%	7	31	43	37	71	580	769
Total	$69	$103	$178	$102	$189	$1,094	$1,735

	December 31, 2022
Loan-to-Value Ratio (in millions)	2022	2021	2020	2019	2018	Prior	Total
> 100%	$—	$—	$2	$2	$—	$39	$43
80% - 100%	1	9	2	20	7	30	69
60% - 80%	39	85	17	52	9	104	306
40% - 60%	49	84	64	80	55	426	758
< 40%	16	8	27	42	78	432	603
Total	$105	$186	$112	$196	$149	$1,031	$1,779

Loan-to-value ratio is based on income and expense data provided by borrowers at least annually and long-term capitalization rate assumptions based on property type. For the year ended December 31, 2023, write-offs of commercial mortgage loans were not material.

In addition, the Company reviews the concentrations of credit risk by region and property type. Concentrations of credit risk of commercial mortgage loans by U.S. region were as follows:

	Loans		Percentage
	December 31,		December 31,
(in millions)	2023	2022	2023	2022
East North Central	$180	$192	10%	11%
East South Central	47	51	3	3
Middle Atlantic	97	100	6	6
Mountain	130	120	8	7
New England	21	17	1	1
Pacific	595	601	34	34
South Atlantic	452	467	26	26
West North Central	105	115	6	6
West South Central	108	116	6	6
Total	$1,735	$1,779	100%	100%

Concentrations of credit risk of commercial mortgage loans by property type were as follows:

	Loans		Percentage
	December 31,		December 31,
(in millions)	2023	2022	2023	2022
Apartments	$454	$465	26%	26%
Hotel	13	14	1	1
Industrial	293	295	17	17
Mixed use	54	55	3	3
Office	230	243	13	14
Retail	546	576	32	32
Other	145	131	8	7
Total	$1,735	$1,779	100%	100%

Syndicated Loans

The investment in syndicated loans as of December 31, 2023 and 2022 was $57 million and $72 million, respectively. The Company’s syndicated loan portfolio is diversified across industries and issuers. There were no syndicated loans past due as of both December 31, 2023 and 2022. The Company assigns an internal risk rating to each syndicated loan in its portfolio ranging from 1 through 5, with 5 reflecting the lowest quality. For the year ended December 31, 2023, write-offs of syndicated loans were not material.

RiverSource Life Insurance Company

The tables below present the amortized cost basis of syndicated loans by origination year and internal risk rating:

	December 31, 2023
Internal Risk Rating (in millions)	2023	2022	2021	2020	2019	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	—	7	—	1	1	9
Risk 2	6	1	9	2	6	—	24
Risk 1	6	2	9	1	5	1	24
Total	$12	$3	$25	$3	$12	$2	$57

	December 31, 2022
Internal Risk Rating (in millions)	2022	2021	2020	2019	2018	Prior	Total
Risk 5	$—	$—	$—	$—	$—	$—	$—
Risk 4	—	—	—	—	—	—	—
Risk 3	—	5	—	3	—	2	10
Risk 2	5	13	2	5	—	11	36
Risk 1	3	5	1	3	5	9	26
Total	$8	$23	$3	$11	$5	$22	$72

Policy Loans

Policy loans do not exceed the cash surrender value at origination. As there is minimal risk of loss related to policy loans, there is no allowance for credit losses.

Deposit Receivables

Deposit receivables were $6.5 billion and $7.4 billion as of December 31, 2023 and 2022, respectively. Deposit receivables are collateralized by the fair value of the assets held in trusts. Based on management’s evaluation of the collateral value relative to the deposit receivables, the allowance for credit losses for deposit receivables was not material as of both December 31, 2023 and 2022.

Modifications with Borrowers Experiencing Financial Difficulty

Modifications of financing receivables with borrowers experiencing financial difficulty by the Company were not material during the year ended December 31, 2023.

8. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

The following tables summarize the balances of and changes in DAC, including the January 1, 2021 adoption of ASU 2018-12.

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Pre-adoption balance at December 31, 2020	$1,671	$22	$43	$7	$100	$452
Effect of shadow reserve adjustments	42	4	18	1	31	53
Post-adoption balance at January 1, 2021	1,713	26	61	8	131	505
Capitalization of acquisition costs	110	71	—	—	3	54
Amortization	(145)	(6)	(8)	(1)	(9)	(47)
Balance at December 31, 2021	$1,678	$91	$53	$7	$125	$512

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$108	$(3)	$—	$19	$89	$2,508
Effect of shadow reserve adjustments	149	6	—	—	—	304
Post-adoption balance at January 1, 2021	257	3	—	19	89	2,812
Capitalization of acquisition costs	9	—	1	2	4	254
Amortization	(18)	—	—	(2)	(9)	(245)
Balance at December 31, 2021	$248	$3	$1	$19	$84	$2,821

RiverSource Life Insurance Company

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2022	$1,678	$91	$53	$7	$125	$512
Capitalization of acquisition costs	39	73	—	—	1	55
Amortization	(135)	(15)	(8)	(1)	(8)	(46)
Balance at December 31, 2022	$1,582	$149	$45	$6	$118	$521

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2022	$248	$3	$1	$19	$84	$2,821
Capitalization of acquisition costs	5	—	1	1	4	179
Amortization	(17)	—	—	(2)	(9)	(241)
Balance at December 31, 2022	$236	$3	$2	$18	$79	$2,759

(in millions)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Universal Life Insurance	Variable Universal Life Insurance
Balance at January 1, 2023	$1,582	$149	$45	$6	$118	$521
Capitalization of acquisition costs	23	83	—	—	—	57
Amortization	(124)	(24)	(10)	(1)	(8)	(44)
Balance at December 31, 2023	$1,481	$208	$35	$5	$110	$534

(in millions)	Indexed Universal Life Insurance	Other Life Insurance	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Total, All Products
Balance at January 1, 2023	$236	$3	$2	$18	$79	$2,759
Capitalization of acquisition costs	4	—	4	1	4	176
Amortization	(17)	(1)	—	(2)	(8)	(239)
Balance at December 31, 2023	$223	$2	$6	$17	$75	$2,696

The following tables summarize the balances of and changes in DSIC, including the January 1, 2021 adoption of ASU 2018-12. DSIC are recorded in Other assets.

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Pre-adoption balance at December 31, 2020	$173	$14	$187
Effect of shadow reserve adjustments	8	8	16
Post-adoption balance at January 1, 2021	181	22	203
Capitalization of sales inducement costs	1	—	1
Amortization	(18)	(3)	(21)
Balance at December 31, 2021	$164	$19	$183

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2022	$164	$19	$183
Capitalization of sales inducement costs	1	—	1
Amortization	(16)	(3)	(19)
Balance at December 31, 2022	$149	$16	$165

(in millions)	Variable Annuities	Fixed Annuities	Total, All Products
Balance at January 1, 2023	$149	$16	$165
Amortization	(15)	(4)	(19)
Balance at December 31, 2023	$134	$12	$146

RiverSource Life Insurance Company

9. REINSURANCE

The Company reinsures a portion of the insurance risks associated with its traditional life, DI and LTC insurance products through reinsurance agreements with unaffiliated reinsurance companies. The Company reinsures 100% of its insurance risk associated with its life contingent payout annuity policies in force as of June 30, 2021 through a reinsurance agreement with Global Atlantic Financial Group’s subsidiary Commonwealth Annuity and Life Insurance Company. Policies issued on or after July 1, 2021 and policies issued by RiverSource Life of NY are not subject to this reinsurance agreement.

Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

The Company generally reinsures 90% of the death benefit liability for new term life insurance policies beginning in 2001 (RiverSource Life of NY began in 2002) and new individual UL and VUL insurance policies beginning in 2002 (2003 for RiverSource Life of NY). Policies issued prior to these dates are not subject to these same reinsurance levels.

However, for IUL policies issued after September 1, 2013 and VUL policies issued after January 1, 2014, the Company generally reinsures 50% of the death benefit liability. Similarly, the Company reinsures 50% of the death benefit and morbidity liabilities related to its UL product with LTC benefits.

The maximum amount of life insurance risk the Company will retain is $10 million on a single life and $10 million on any flexible premium survivorship life policy; however, reinsurance agreements are in place such that retaining more than $1.5 million of insurance risk on a single life or a flexible premium survivorship life policy is very unusual. Risk on UL and VUL policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2001 (2002 for RiverSource Life of NY) is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

The Company also has life insurance and fixed annuity risk previously assumed under reinsurance arrangements with unaffiliated insurance companies.

For existing LTC policies, the Company has continued ceding 50% of the risk on a coinsurance basis to subsidiaries of Genworth Financial, Inc. (“Genworth”) and retains the remaining risk. For RiverSource Life of NY, this reinsurance arrangement applies for 1996 and later issues only, which are 89% of the total RiverSource Life of NY in force policies. Under these agreements, the Company has the right, but never the obligation, to recapture some, or all, of the risk ceded to Genworth.

Generally, the Company retains at most $5,000 per month of risk per life on DI policies sold on policy forms introduced in most states starting in 2007 (2010 for RiverSource Life of NY) and reinsures the remainder of the risk on a coinsurance basis with unaffiliated reinsurance companies. The Company retains all risk for new claims on DI contracts sold on other policy forms introduced prior to 2007 (2010 for RiverSource Life of NY). The Company also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

As of December 31, 2023 and 2022, traditional life and UL insurance policies in force were $198.8 billion and $198.9 billion, respectively, of which $144.7 billion and $146.2 billion as of December 31, 2023 and 2022 were reinsured at the respective year ends.

The effect of reinsurance on premiums for traditional long-duration products was as follows:

	Years Ended December 31,
(in millions)	2023	2022	2021
Direct premiums	$674	$530	$490
Reinsurance ceded	(226)	(224)	(1,361)
Net premiums	$448	$306	$(871)

Policy and contract charges are presented on the Consolidated Statements of Income net of $180 million, $165 million and $152 million of reinsurance ceded for non-traditional long-duration products for the years ended December 31, 2023, 2022 and 2021, respectively.

The amount of claims recovered through reinsurance on all contracts was $438 million, $435 million and $404 million for the years ended December 31, 2023, 2022 and 2021, respectively.

Reinsurance recoverables include approximately $2.8 billion and $2.7 billion related to LTC risk ceded to Genworth as of December 31, 2023 and 2022, respectively.

Policyholder account balances, future policy benefits and claims include $376 million and $388 million related to previously assumed reinsurance arrangements as of December 31, 2023 and 2022, respectively.

RiverSource Life Insurance Company

10. POLICYHOLDER ACCOUNT BALANCES, FUTURE POLICY BENEFITS AND CLAIMS

Policyholder account balances, future policy benefits and claims consisted of the following:

	December 31,	December 31,
(in millions)	2023	2022
Policyholder account balances
Policyholder account balances	$27,947	$24,986
Future policy benefits
Liability for future policy benefits	7,763	7,495
Deferred profit liability	81	62
Additional liabilities for insurance guarantees	1,321	1,186
Other insurance and annuity liabilities	213	177
Total future policy benefits	9,378	8,920
Policy claims and other policyholders’ funds	210	216
Total policyholder account balances, future policy benefits and claims	$37,535	$34,122

Variable Annuities

Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by the Company contain a GMDB. The Company previously offered contracts with GMAB, GMWB, and GMIB provisions. See Note 2 and Note 12 for information regarding the Company’s variable annuity guarantees. See Note 14 and Note 18 for additional information regarding the Company’s derivative instruments used to hedge risks related to these guarantees.

Structured Variable Annuities

Structured variable annuities provide contractholders the option to allocate a portion of their account value to an indexed account held in a non-insulated separate account with the contractholder’s rate of return, which may be positive or negative, tied to selected indices. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value. The Company hedges the equity and interest rate risk related to the indexed account with freestanding derivative instruments.

Fixed Annuities

Fixed annuities include deferred, payout and fixed deferred indexed annuity contracts. In 2020, the Company discontinued sales of fixed deferred and fixed deferred indexed annuities.

Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates.

The Company’s fixed index annuity product is a fixed annuity that includes an indexed account. The rate of interest credited above the minimum guarantee for funds allocated to the indexed account is linked to the performance of the specific index for the indexed account (subject to a cap). The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at fair value.

See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to indexed accounts.

Insurance Liabilities

UL policies accumulate cash value that increases by a fixed interest rate. Purchasers of VUL can select from a variety of investment options and can elect to allocate a portion of their account balance to a fixed account or a separate account. A vast majority of the premiums received for VUL policies are held in separate accounts where the assets are held for the exclusive benefit of those policyholders.

IUL is a UL policy that includes an indexed account. The rate of credited interest for funds allocated by a contractholder to the indexed account is linked to the performance of the specific index for the indexed account (subject to stated account parameters, which include a cap and floor, or a spread). The policyholder may allocate all or a portion of the policy value to a fixed or any available indexed account. The amount allocated by a contractholder to the indexed account creates an embedded derivative which is measured at at fair value. The Company hedges the interest credited rate including equity and interest rate risk related to the indexed account with freestanding derivative instruments. See Note 18 for additional information regarding the Company’s derivative instruments used to hedge the risk related to IUL.

RiverSource Life Insurance Company

The Company also offers term life insurance as well as DI products. The Company no longer offers standalone LTC products and whole life insurance but has in force policies from prior years.

Insurance liabilities include accumulation values, incurred but not reported claims, obligations for anticipated future claims, unpaid reported claims and claim adjustment expenses.

The balances of and changes in policyholder account balances were as follows:

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2023	$4,752	$6,410	$6,799	$312	$471
Contract deposits	73	3,084	47	—	91
Policy charges	(10)	—	—	—	—
Surrenders and other benefits	(759)	(156)	(1,086)	(10)	(127)
Net transfer from (to) separate account liabilities	(25)	—	—	—	—
Variable account index-linked adjustments	—	1,403	—	—	—
Interest credited	142	1	222	5	9
Balance at December 31, 2023	$4,173	$10,742	$5,982	$307	$444
Weighted-average crediting rate	3.3%	1.8%	3.6%	2.0%	N/A
Cash surrender value(1)	$4,146	$10,129	$5,974	$278	N/A

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$1,544	$1,520	$2,654	$524	$24,986
Contract deposits	123	272	193	1	3,884
Policy charges	(176)	(94)	(121)	—	(401)
Surrenders and other benefits	(69)	(78)	(53)	(44)	(2,382)
Net transfer from (to) separate account liabilities	—	(107)	—	—	(132)
Variable account index-linked adjustments	—	—	—	—	1,403
Interest credited	52	56	82	20	589
Balance at December 31, 2023	$1,474	$1,569	$2,755	$501	$27,947
Weighted-average crediting rate	3.6%	3.9%	2.0%	4.0%
Net amount at risk	$8,740	$57,291	$14,407	$141
Cash surrender value(1)	$1,330	$1,065	$2,271	$326

(in millions, except percentages)	Variable Annuities	Structured Variable Annuities	Fixed Annuities	Fixed Indexed Annuities	Non-Life Contingent Payout Annuities
Balance at January 1, 2022	$4,972	$4,458	$7,251	$323	$527
Contract deposits	146	2,784	55	—	53
Policy charges	(8)	—	—	—	—
Surrenders and other benefits	(450)	(41)	(744)	(17)	(124)
Net transfer from (to) separate account liabilities	(60)	—	—	—	—
Variable account index-linked adjustments	—	(791)	—	—	—
Interest credited	152	—	237	6	15
Balance at December 31, 2022	$4,752	$6,410	$6,799	$312	$471
Weighted-average crediting rate	3.2%	1.1%	3.5%	1.9%	N/A
Cash surrender value(1)	$4,720	$5,986	$6,786	$277	N/A

RiverSource Life Insurance Company

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2022	$1,602	$1,493	$2,534	$563	$23,723
Contract deposits	134	233	218	(3)	3,620
Policy charges	(178)	(91)	(116)	—	(393)
Surrenders and other benefits	(67)	(70)	(50)	(56)	(1,619)
Net transfer from (to) separate account liabilities	—	(102)	—	—	(162)
Variable account index-linked adjustments	—	—	—	—	(791)
Interest credited	53	57	68	20	608
Balance at December 31, 2022	$1,544	$1,520	$2,654	$524	$24,986
Weighted-average crediting rate	3.6%	3.9%	2.0%	4.0%
Net amount at risk	$9,187	$57,354	$15,043	$149
Cash surrender value(1)	$1,382	$1,054	$2,148	$348

(1)

Cash surrender value represents the amount of the contractholder’s account balances distributable at the balance sheet date less certain surrender charges. For VA and VUL, the cash surrender value shown is the proportion of the total cash surrender value related to their fixed account liabilities.

Refer to Note 12 for the net amount at risk for market risk benefits associated with variable and structured variable annuities. Fixed, fixed indexed, and non-life contingent payout annuities do not have net amount at risk in excess of account value. Net amount at risk for insurance products is calculated as the death benefit amount in excess of applicable account values, host, embedded derivative, and separate account liabilities.

The following tables present the account values of fixed deferred annuities, fixed insurance, and the fixed portion of variable annuities and variable insurance contracts by range of guaranteed minimum interest rates (“GMIRs”) and the range of the difference between rates credited to policyholders and contractholders as of December 31, 2023 and 2022 and the respective guaranteed minimums, as well as the percentage of account values subject to rate reset in the time period indicated. Rates are reset at management’s discretion, subject to guaranteed minimums.

				December 31, 2023
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$43	$131	$52	$15	$2	$243
	2%	–	2.99%	137	1	—	—	—	138
	3%	–	3.99%	2,214	—	—	1	—	2,215
	4%	–	5.00%	1,514	—	—	—	—	1,514

	Total			$3,908	$132	$52	$16	$2	$4,110

Fixed accounts of structured variable annuities	1%	–	1.99%	$1	$18	$7	$2	$—	$28
	2%	–	2.99%	11	—	—	—	—	11
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$12	$18	$7	$2	$—	$39

Fixed annuities	1%	–	1.99%	$107	$377	$183	$93	$—	$760
	2%	–	2.99%	36	14	1	—	—	51
	3%	–	3.99%	2,816	1	—	—	—	2,817
	4%	–	5.00%	2,339	—	—	—	—	2,339

	Total			$5,298	$392	$184	$93	$—	$5,967

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$—	$2	$7	$13	$—	$22
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$—	$2	$7	$13	$—	$22

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	51	3	9	—	—	63
	3%	–	3.99%	854	1	4	4	—	863
	4%	–	5.00%	518	1	—	—	—	519

	Total			$1,423	$5	$13	$4	$—	$1,445

RiverSource Life Insurance Company

				December 31, 2023
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable universal life insurance	1%	–	1.99%	$—	$2	$4	$—	$24	$30
	2%	–	2.99%	13	12	—	1	8	34
	3%	–	3.99%	122	2	3	6	—	133
	4%	–	5.00%	607	6	—	—	—	613

	Total			$742	$22	$7	$7	$32	$810

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$2	$—	$—	$2
	2%	–	2.99%	128	—	—	—	—	128
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$128	$—	$2	$—	$—	$130

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	30	—	—	—	—	30
	4%	–	5.00%	295	—	—	—	—	295

	Total			$325	$—	$—	$—	$—	$325

Total	1%	–	1.99%	$151	$530	$255	$123	$26	$1,085
	2%	–	2.99%	376	30	10	1	8	425
	3%	–	3.99%	6,036	4	7	11	—	6,058
	4%	–	5.00%	5,273	7	—	—	—	5,280

	Total			$11,836	$571	$272	$135	$34	$12,848

Percentage of total account values that reset in:
Next 12 months				99.9%	99.5%	99.3%	100.0%	100.0%	99.9%
> 12 months to 24 months				0.1	0.5	0.6	—	—	0.1
> 24 months				—	—	0.1	—	—	—
Total				100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

RiverSource Life Insurance Company

				December 31, 2022
				Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates			At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Fixed accounts of variable annuities	1%	–	1.99%	$169	$102	$18	$—	$—	$289
	2%	–	2.99%	177	—	—	—	—	177
	3%	–	3.99%	2,611	—	—	1	—	2,612
	4%	–	5.00%	1,611	—	—	—	—	1,611

	Total			$4,568	$102	$18	$1	$—	$4,689

Fixed accounts of structured variable annuities	1%	–	1.99%	$12	$7	$3	$1	$—	$23
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$12	$7	$3	$1	$—	$23

Fixed annuities	1%	–	1.99%	$460	$402	$132	$33	$10	$1,037
	2%	–	2.99%	67	—	—	—	—	67
	3%	–	3.99%	3,344	—	—	—	—	3,344
	4%	–	5.00%	2,333	—	—	—	—	2,333

	Total			$6,204	$402	$132	$33	$10	$6,781

Non-indexed accounts of fixed indexed annuities	1%	–	1.99%	$1	$3	$7	$14	$—	$25
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$1	$3	$7	$14	$—	$25

Universal life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	55	—	1	—	—	56
	3%	–	3.99%	885	1	2	—	—	888
	4%	–	5.00%	569	—	—	—	—	569

	Total			$1,509	$1	$3	$—	$—	$1,513

Fixed accounts of variable universal life insurance	1%	–	1.99%	$4	$3	$2	$—	$9	$18
	2%	–	2.99%	30	—	1	2	2	35
	3%	–	3.99%	134	1	1	1	—	137
	4%	–	5.00%	648	—	—	—	—	648

	Total			$816	$4	$4	$3	$11	$838

Non-indexed accounts of indexed universal life insurance	1%	–	1.99%	$—	$—	$3	$—	$—	$3
	2%	–	2.99%	126	—	—	—	—	126
	3%	–	3.99%	—	—	—	—	—	—
	4%	–	5.00%	—	—	—	—	—	—

	Total			$126	$—	$3	$—	$—	$129

Other life insurance	1%	–	1.99%	$—	$—	$—	$—	$—	$—
	2%	–	2.99%	—	—	—	—	—	—
	3%	–	3.99%	32	—	—	—	—	32
	4%	–	5.00%	314	—	—	—	—	314

	Total			$346	$—	$—	$—	$—	$346

Total	1%	–	1.99%	$646	$517	$165	$48	$19	$1,395
	2%	–	2.99%	455	—	2	2	2	461
	3%	–	3.99%	7,006	2	3	2	—	7,013
	4%	–	5.00%	5,475	—	—	—	—	5,475

	Total			$13,582	$519	$170	$52	$21	$14,344

RiverSource Life Insurance Company

		December 31, 2022
		Account Values with Crediting Rates
(in millions, except percentages)	Range of Guaranteed Minimum Crediting Rates	At Guaranteed Minimum	1-49 bps above Guaranteed Minimum	50-99 bps above Guaranteed Minimum	100-150 bps above Guaranteed Minimum	Greater than 150 bps above Guaranteed Minimum	Total
Percentage of total account values that reset in:
Next 12 months		99.8%	96.3%	93.8%	100.0%	100.0%	99.6%
> 12 months to 24 months		0.1	3.0	5.8	—	—	0.3
> 24 months		0.1	0.7	0.4	—	—	0.1
Total		100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

The following tables summarize the balances of and changes in the liability for future policy benefits, including the January 1, 2021 adoption of ASU 2018-12:

(in millions)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$1,536	$633	$530	$5,749	$8,448
Effect of shadow reserve adjustments	(175)	—	—	(566)	(741)
Adjustments for loss contracts (with premiums in excess of gross premiums) under the modified retrospective approach	4	—	—	35	39
Effect of change in deferred profit liability	(43)	—	—	—	(43)
Effect of remeasurement of the liability at the current single A discount rate	215	265	238	1,965	2,683
Post-adoption balance at January 1, 2021	1,537	898	768	7,183	10,386
Less: reinsurance recoverable	—	601	24	3,623	4,248
Post-adoption balance at January 1, 2021, after reinsurance recoverable	$1,537	$297	$744	$3,560	$6,138

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2021	$—	$702	$238	$1,831	$2,771
Beginning balance at original discount rate	—	536	183	1,498	2,217
Effect of changes in cash flow assumptions	—	—	—	(6)	(6)
Effect of actual variances from expected experience	—	56	(35)	(61)	(40)
Adjusted beginning of year balance	$—	$592	$148	$1,431	$2,171
Issuances	38	78	18	—	134
Interest accrual	—	29	9	73	111
Net premiums collected	(38)	(63)	(20)	(184)	(305)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$636	$155	$1,320	$2,111
Effect of changes in discount rate assumptions	—	141	33	227	401
Balance at December 31, 2021	$—	$777	$188	$1,547	$2,512
Present Value of Future Policy Benefits:
Balance at January 1, 2021	$1,537	$1,600	$1,006	$9,014	$13,157
Beginning balance at original discount rate	1,321	1,169	714	6,716	9,920
Effect of changes in cash flow assumptions	—	—	—	(8)	(8)
Effect of actual variances from expected experience	(14)	58	(40)	(124)	(120)
Adjusted beginning of year balance	$1,307	$1,227	$674	$6,584	$9,792
Issuances	39	78	18	—	135
Interest accrual	53	70	39	347	509
Benefit payments	(168)	(120)	(43)	(336)	(667)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,231	$1,255	$688	$6,595	$9,769
Effect of changes in discount rate assumptions	139	343	226	1,755	2,463
Balance at December 31, 2021	$1,370	$1,598	$914	$8,350	$12,232
Adjustment due to reserve flooring	$—	$1	$—	$—	$1
Net liability for future policy benefits	$1,370	$822	$726	$6,803	$9,721
Less: reinsurance recoverable	1,265	558	25	3,443	5,291
Net liability for future policy benefits, after reinsurance recoverable	$105	$264	$701	$3,360	$4,430
Discounted expected future gross premiums	$—	$2,005	$1,158	$1,623	$4,786
Expected future gross premiums	$—	$2,815	$1,395	$1,905	$6,115
Expected future benefit payments	$1,707	$2,159	$1,217	$11,568	$16,651
Weighted average interest accretion rate	4.2%	6.5%	5.9%	5.3%
Weighted average discount rate	2.6%	2.8%	2.8%	2.9%
Weighted average duration of liability (in years)	7	8	9	10

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products

Present Value of Expected Net Premiums:
Balance at January 1, 2022	$—	$777	$188	$1,547	$2,512
Beginning balance at original discount rate	—	636	155	1,320	2,111
Effect of changes in cash flow assumptions	—	1	1	52	54
Effect of actual variances from expected experience	—	47	(22)	(48)	(23)
Adjusted beginning of year balance	$—	$684	$134	$1,324	$2,142
Issuances	42	57	12	—	111
Interest accrual	—	34	7	65	106
Net premiums collected	(42)	(67)	(16)	(169)	(294)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$708	$137	$1,220	$2,065
Effect of changes in discount rate assumptions	—	(22)	(3)	(13)	(38)
Balance at December 31, 2022	$—	$686	$134	$1,207	$2,027
Present Value of Future Policy Benefits:
Balance at January 1, 2022	$1,370	$1,598	$914	$8,350	$12,232
Beginning balance at original discount rate	1,231	1,255	688	6,595	9,769
Effect of changes in cash flow assumptions	—	(8)	1	42	35
Effect of actual variances from expected experience	(13)	52	(28)	(36)	(25)
Adjusted beginning of year balance	$1,218	$1,299	$661	$6,601	$9,779
Issuances	42	57	12	—	111
Interest accrual	49	73	38	336	496
Benefit payments	(154)	(116)	(42)	(368)	(680)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,155	$1,313	$669	$6,569	$9,706
Effect of changes in discount rate assumptions	(90)	6	27	(130)	(187)
Balance at December 31, 2022	$1,065	$1,319	$696	$6,439	$9,519
Adjustment due to reserve flooring	$—	$3	$—	$—	$3
Net liability for future policy benefits	$1,065	$636	$562	$5,232	$7,495
Less: reinsurance recoverable	949	443	19	2,649	4,060
Net liability for future policy benefits, after reinsurance recoverable	$116	$193	$543	$2,583	$3,435
Discounted expected future gross premiums	$—	$1,855	$926	$1,381	$4,162
Expected future gross premiums	$—	$3,183	$1,331	$1,908	$6,422
Expected future benefit payments	$1,595	$2,234	$1,169	$11,229	$16,227
Weighted average interest accretion rate	4.1%	6.4%	6.1%	5.2%
Weighted average discount rate	5.2%	5.5%	5.4%	5.4%
Weighted average duration of liability (in years)	6	7	8	9

RiverSource Life Insurance Company

(in millions, except percentages)	Life Contingent Payout Annuities	Term and Whole Life Insurance	Disability Income Insurance	Long Term Care Insurance	Total, All Products
Present Value of Expected Net Premiums:
Balance at January 1, 2023	$—	$686	$134	$1,207	$2,027
Beginning balance at original discount rate	—	708	137	1,220	2,065
Effect of changes in cash flow assumptions	—	(19)	(19)	19	(19)
Effect of actual variances from expected experience	—	(2)	(18)	(3)	(23)
Adjusted beginning of year balance	$—	$687	$100	$1,236	$2,023
Issuances	177	55	12	—	244
Interest accrual	1	36	5	59	101
Net premiums collected	(178)	(70)	(12)	(158)	(418)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$—	$708	$105	$1,137	$1,950
Effect of changes in discount rate assumptions	—	(5)	(1)	9	3
Balance at December 31, 2023	$—	$703	$104	$1,146	$1,953
Present Value of Future Policy Benefits:
Balance at January 1, 2023	$1,065	$1,319	$696	$6,439	$9,519
Beginning balance at original discount rate	1,155	1,313	669	6,569	9,706
Effect of changes in cash flow assumptions	—	(18)	(25)	9	(34)
Effect of actual variances from expected experience	(10)	(1)	(29)	5	(35)
Adjusted beginning of year balance	$1,145	$1,294	$615	$6,583	$9,637
Issuances	177	56	11	—	244
Interest accrual	50	73	37	329	489
Benefit payments	(150)	(132)	(42)	(405)	(729)
Derecognition (lapses)	—	—	—	—	—
Ending balance at original discount rate	$1,222	$1,291	$621	$6,507	$9,641
Effect of changes in discount rate assumptions	(58)	34	40	54	70
Balance at December 31, 2023	$1,164	$1,325	$661	$6,561	$9,711
Adjustment due to reserve flooring	$—	$5	$—	$—	$5
Net liability for future policy benefits	$1,164	$627	$557	$5,415	$7,763
Less: reinsurance recoverable	880	440	22	2,738	4,080
Net liability for future policy benefits, after reinsurance recoverable	$284	$187	$535	$2,677	$3,683
Discounted expected future gross premiums	$—	$1,764	$904	$1,325	$3,993
Expected future gross premiums	$—	$2,938	$1,269	$1,786	$5,993
Expected future benefit payments	$1,726	$2,166	$1,068	$10,850	$15,810
Weighted average interest accretion rate	4.2%	6.2%	6.1%	5.0%
Weighted average discount rate	4.9%	5.1%	5.1%	5.1%
Weighted average duration of liability (in years)	7	7	8	8

Impacts of the annual review of policy benefit reserves assumptions are reflected within the effect of changes in cash flow assumptions in the disaggregated rollforwards above. The annual review of policy benefit reserves assumptions in the third quarter of 2023 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase assumptions. The annual review of policy benefit reserves assumptions in the third quarter of 2022 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC morbidity, premium rate increase and benefit reduction assumptions, and updates to Term Life lapse assumptions. The annual review of policy benefit reserves assumptions in the third quarter of 2021 resulted in a net decrease in future policy benefit reserves, primarily due to updates to LTC premium rate increase and benefit reduction assumptions.

RiverSource Life Insurance Company

The balances of and changes in additional liabilities related to insurance guarantees were as follows:

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2023	$1,100	$74	$12	$1,186
Interest accrual	35	5	1	41
Benefit accrual	128	8	2	138
Benefit payments	(50)	(18)	(4)	(72)
Effect of actual variances from expected experience	(13)	11	(2)	(4)
Impact of change in net unrealized (gains) losses on securities	25	1	6	32
Balance at December 31, 2023	$1,225	$81	$15	$1,321
Weighted average interest accretion rate	3.0%	6.9%	4.0%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

(in millions, except percentages)	Universal Life Insurance	Variable Universal Life Insurance	Other Life Insurance	Total, All Products
Balance at January 1, 2022	$1,120	$76	$46	$1,242
Interest accrual	32	5	1	38
Benefit accrual	108	8	—	116
Benefit payments	(43)	(14)	(4)	(61)
Effect of actual variances from expected experience	(19)	2	(2)	(19)
Impact of change in net unrealized (gains) losses on securities	(98)	(3)	(29)	(130)
Balance at December 31, 2022	$1,100	$74	$12	$1,186
Weighted average interest accretion rate	2.9%	7.0%	4.1%
Weighted average discount rate	3.2%	7.1%	4.0%
Weighted average duration of reserves (in years)	10	8	6

The amount of revenue and interest recognized in the Statement of Income was as follows:

	Years Ended December 31,
	2023		2022		2021
(in millions)	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense	Gross Premiums	Interest Expense
Life contingent payout annuities	$196	$49	$45	$49	$39	$53
Term and whole life insurance	169	37	169	39	166	41
Disability income insurance	124	32	127	31	131	30
Long term care insurance	185	270	189	271	192	274
Total	$674	$388	$530	$390	$528	$398

The following tables summarize the balances of and changes in unearned revenue, including the January 1, 2021 adoption of ASU 2018-12.

(in millions)	Universal Life Insurance	Variable Universal Life Insurance	Indexed Universal Life Insurance	Total, All Products
Pre-adoption balance at December 31, 2020	$19	$76	$—	$95
Effect of shadow reserve adjustments	5	10	153	168
Post-adoption balance at January 1, 2021	24	86	153	263
Deferral of revenue	3	34	55	92
Amortization	(1)	(8)	(13)	(22)
Balance at December 31, 2021	$26	$112	$195	$333
Balance at January 1, 2022	$26	$112	$195	$333
Deferral of revenue	2	48	54	104
Amortization	(1)	(10)	(16)	(27)
Balance at December 31, 2022	$27	$150	$233	$410
Balance at January 1, 2023	$27	$150	$233	$410
Deferral of revenue	1	59	52	112
Amortization	(1)	(13)	(19)	(33)
Balance at December 31, 2023	$27	$196	$266	$489

RiverSource Life Insurance Company

11. SEPARATE ACCOUNT ASSETS AND LIABILITIES

The fair value of separate account assets is invested exclusively in mutual funds.

The balances of and changes in separate account liabilities were as follows:

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2023	$63,223	$7,653	$70,876
Premiums and deposits	835	459	1,294
Policy charges	(1,343)	(292)	(1,635)
Surrenders and other benefits	(5,378)	(317)	(5,695)
Investment return	8,477	1,250	9,727
Net transfer from (to) general account	25	42	67
Balance at December 31, 2023	$65,839	$8,795	$74,634
Cash surrender value	$64,280	$8,263	$72,543

(in millions)	Variable Annuities	Variable Universal Life	Total
Balance at January 1, 2022	$82,862	$9,376	$92,238
Premiums and deposits	1,067	425	1,492
Policy charges	(1,396)	(278)	(1,674)
Surrenders and other benefits	(4,923)	(286)	(5,209)
Investment return	(14,450)	(1,654)	(16,104)
Net transfer from (to) general account	63	70	133
Balance at December 31, 2022	$63,223	$7,653	$70,876
Cash surrender value	$61,461	$7,200	$68,661

12. MARKET RISK BENEFITS

Market risk benefits are contracts or contract features that both provide protection to the contractholder from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. Most of the variable annuity contracts issued by the Company contain a GMDB provision. The Company previously offered contracts containing GMWB, GMAB, or GMIB provisions.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. The Company has the following primary GMDB provisions:

•	Return of premium — provides purchase payments minus adjusted partial surrenders.

•

Reset — provides that the value resets to the account value at specified contract anniversary intervals minus adjusted partial surrenders. This provision was often provided in combination with the return of premium provision and is no longer offered.

•	Ratchet — provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on fund performance. At contract issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a “step-up”) in the case of favorable market performance or by a benefit credit if the contract includes this provision.

The Company has GMWB riders in force, which contain one or more of the following provisions:

•	Withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

•	Withdrawals at a specified rate per year for the life of the contractholder (“GMWB for life”).

•	Withdrawals at a specified rate per year for joint contractholders while either is alive.

•	Withdrawals based on performance of the contract.

•	Withdrawals based on the age withdrawals begin.

•	Credits are applied annually for a specified number of years to increase the guaranteed amount as long as withdrawals have not been taken.

RiverSource Life Insurance Company

Variable annuity contractholders age 79 or younger at contract issue could obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or a specified percentage of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10-year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Individual variable annuity contracts may have both a death benefit and a living benefit. Net amount at risk is quantified for each benefit and a composite net amount at risk is calculated using the greater of the death benefit or living benefit for each individual contract. The net amount at risk for GMDB and GMAB is defined as the current guaranteed benefit amount in excess of the current contract value. The net amount at risk for GMIB is defined as the greater of the present value of the minimum guaranteed annuity payments less the current contract value or zero. The net amount at risk for GMWB is defined as the greater of the present value of the minimum guaranteed withdrawal payments less the current contract value or zero.

The following tables summarize the balances of and changes in market risk benefits, including the January 1, 2021 adoption of ASU 2018-12:

(in millions)
Pre-adoption balance at December 31, 2020	$3,084
Effect of shadow reserve adjustments	(3)
Adjustments for the cumulative effect of the changes in instrument-specific credit risk on market risk benefits between the original contract issuance date and the transition date	670
Adjustments to the host contract for differences between previous carrying amount and fair value measurement for the market risk benefits under the option-based method of valuation	20
Adjustments for the remaining difference (exclusive of the instrument-specific credit risk change and host contract adjustments) between previous carrying amount and fair value measurements for the market risk benefits	1,058
Post-adoption balance at January 1, 2021	$4,829

	Years Ended December 31,
(in millions, except age)	2023	2022	2021
Balance at beginning of period	$1,103	$2,901	$4,829
Issuances	17	27	45
Interest accrual and time decay	(53)	(237)	(294)
Reserve increase from attributed fees collected	788	810	819
Reserve release for benefit payments and derecognition	(35)	(29)	(8)
Effect of changes in interest rates and bond markets	(367)	(4,193)	(1,053)
Effect of changes in equity markets and subaccount performance	(1,267)	2,258	(1,558)
Effect of changes in equity index volatility	(67)	205	73
Actual policyholder behavior different from expected behavior	5	17	52
Effect of changes in other future expected assumptions	128	(139)	123
Effect of changes in the instrument-specific credit risk on market risk benefits	83	(517)	(127)
Balance at end of period	$335	$1,103	$2,901
Reconciliation of the gross balances in an asset or liability position:
Asset position	$1,427	$1,015	$539
Liability position	(1,762)	(2,118)	(3,440)
Net asset (liability) position	$(335)	$(1,103)	$(2,901)
Guaranteed benefit amount in excess of current account balances (net amount at risk):
Death benefits	$913	$2,781	$251
Living benefits	$2,513	$3,364	$195
Composite (greater of)	$3,308	$5,830	$441
Weighted average attained age of contractholders	69	68	68
Changes in unrealized (gains) losses in net income relating to liabilities held at end of period	$(1,551)	$(2,044)	$(2,502)
Changes in unrealized (gains) losses in other comprehensive income relating to liabilities held at end of period	$84	$(505)	$(102)

RiverSource Life Insurance Company

The following tables provide a summary of the significant inputs and assumptions used in the fair value measurements developed by the Company or reasonably available to the Company of market risk benefits:

	December 31, 2023
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$335	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	11.6%
			Surrender rate(2)	0.3%	–	75.0%	3.7%
			Market volatility(3)	0.0%	–	25.2%	10.6%
			Nonperformance risk(4)	85 bps			85	bps
			Mortality rate(5)	0.0%	–	41.6%	1.6%

	December 31, 2022
	Fair Value	Valuation Technique	Significant Inputs and Assumptions	Range			Weighted Average
	(in millions)
Market risk benefits	$1,103	Discounted cash flow	Utilization of guaranteed withdrawals(1)	0.0%	–	48.0%	11.0%
			Surrender rate(2)	0.2%	–	45.6%	3.6%
			Market volatility(3)	0.0%	–	26.6%	12.1%
			Nonperformance risk(4)	95 bps			95	bps
			Mortality rate(5)	0.0%	–	41.6%	1.5%

(1)

The utilization of guaranteed withdrawals represents the percentage of contractholders that will begin withdrawing in any given year. The weighted average utilization rate represents the average assumption, weighted based on the benefit base. The calculation excludes policies that have already started taking withdrawals.

(2)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(3)

Market volatility represents the implied volatility of each contractholder’s mix of funds. The weighted average market volatility represents the average volatility across all contracts, weighted by the size of the guaranteed benefit.

(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The weighted average mortality rate represents the average assumption weighted based on the account value of each contract.

Changes to Significant Inputs and Assumptions:

During the years ended December 31, 2023 and 2022, the Company updated inputs and assumptions based on management’s review of experience studies. These updates resulted in the following notable changes in the fair value estimates of market risk benefits calculations:

Year ended December 31, 2023

•	Updates to utilization of guaranteed withdrawals assumptions resulted in a decrease to pre-tax income of $18 million.

•	Updates to surrender assumptions resulted in a decrease to pre-tax income of $110 million.

Year ended December 31, 2022

•	Updates to utilization of guaranteed withdrawals assumptions resulted in a decrease to pre-tax income of $39 million.

•	Updates to surrender assumptions resulted in a decrease to pre-tax income of $200 million.

•	Updates to mortality assumptions resulted in a decrease to pre-tax income of $49 million.

Refer to the rollforward of market risk benefits for the impacts of changes to interest rate, equity market, volatility and nonperformance risk assumptions.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in utilization and volatility used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value.

Significant increases (decreases) in nonperformance risk and surrender assumptions used in the fair value measurement of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Significant increases (decreases) in mortality assumptions used in the fair value measurement of the death benefit portion of market risk benefits in isolation would have resulted in a significantly higher (lower) liability value whereas significant increases (decreases) in mortality rates used in the fair values measurement of the life contingent portion of market risk benefits in isolation would have resulted in a significantly lower (higher) liability value.

Surrender assumptions, utilization assumptions and mortality assumptions vary with the type of base product, type of rider, duration of the policy, age of the contractholder, calender year of the projection, previous withdrawal history, and the relationship between the value of the guaranteed benefit and the contract accumulation value.

RiverSource Life Insurance Company

Determination of Fair Value

The Company values market risk benefits using internal valuation models. These models include observable capital market assumptions and significant unobservable inputs related to implied volatility as well as contractholder behavior assumptions that include margins for risk, all of which the Company believes a market participant would expect. The fair value also reflects a current estimate of the Company’s nonperformance risk. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3.

13. DEBT

Short-Term Borrowings

RiverSource Life Insurance Company is a member of the Federal Home Loan Bank (“FHLB”) of Des Moines which provides access to collateralized borrowings. As of December 31, 2023 and 2022, the Company had accessed collateralized borrowings and pledged (granted a lien on) certain investments, primarily commercial mortgage backed securities, with an aggregate fair value of $1.1 billion and $962 million, respectively. The amount of the Company’s liability including accrued interest was $201 million as of both December 31, 2023 and 2022. The remaining maturity of outstanding FHLB advances was less than three months as of both December 31, 2023 and 2022. The weighted average annualized interest rate on the FHLB advances held as of December 31, 2023 and 2022 was 5.6% and 4.6%, respectively.

Lines of Credit

RiverSource Life Insurance Company, as the borrower, has amended its revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets (excluding separate accounts) as of the prior year end. Prior to June 1, 2023, the interest rate for any borrowing under the agreement was established by reference to London Interbank Offered Rate (“LIBOR”) for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In June 2023, in anticipation of the end of the publication of U.S. dollar LIBOR, an amendment to the agreement changed the interest rate to Daily Simple Secured Overnight Financing Rate plus 0.1% (“Adjusted Daily Simple SOFR”) plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. There were no amounts outstanding on this line of credit as of both December 31, 2023 and 2022.

RiverSource Life of NY, as the borrower, has amended its revolving credit agreement with Ameriprise Financial as the lender. The aggregate amount outstanding under this line of credit may not exceed the lesser of $25 million or 3% of RiverSource Life of NY’s statutory admitted assets (excluding separate accounts) as of the prior year end. Prior to July 1, 2023, the interest rate for any borrowing under the agreement was established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period. In July 2023, in anticipation of the end of the publication of U.S. dollar LIBOR, an amendment to the agreement changed the interest rate to Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. The credit agreement is amended to extend the maturity on an annual basis with Ameriprise Financial, subject to the New York Department of Financial Services’ non-disapproval. There were no amounts outstanding on this line of credit as of both December 31, 2023 and 2022.

RTA, as the borrower, has amended its revolving credit agreement with Ameriprise Financial as the lender not to exceed $100 million. Prior to June 1, 2023, the interest rate for any borrowing under the agreement was established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In June 2023, in anticipation of the end of the publication of U.S. dollar LIBOR, an amendment to the agreement changed the interest rate to Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. Amounts borrowed may be repaid at any time with no prepayment penalty. This line of credit is automatically renewed annually with Ameriprise Financial. There were no amounts outstanding on this line of credit as of both December 31, 2023 and 2022.

Long-Term Debt

The Company has a $500 million unsecured 3.5% surplus note due December 31, 2050 to Ameriprise Financial. The surplus note is subordinate in right of payment to the prior payment in full of the Company’s obligations to policyholders, claimants and beneficiaries and all other creditors. No payment of principal or interest shall be made without the prior approval of the Minnesota Department of Commerce and such payments shall be made only from RiverSource Life Insurance Company’s statutory surplus. Interest payments, which commenced on June 30, 2021, are due semiannually in arrears on June 30 and December 31. Subject to the preceding conditions, the Company may prepay all or a portion of the principal at any time. The outstanding balance was $500 million as of both December 31, 2023 and 2022 and is recorded in Long-term debt.

RiverSource Life Insurance Company

14. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

Valuation Hierarchy

The Company categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by the Company’s valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of the fair value hierarchy are defined as follows:

Level 1	Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2	Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis (See Note 5 for the balances of assets and liabilities for consolidated investment entities):

	December 31, 2023
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$10,283	$452	$10,735
Residential mortgage backed securities	—	3,642	—	3,642
Commercial mortgage backed securities	—	2,597	—	2,597
State and municipal obligations	—	758	—	758
Asset backed securities	—	976	555	1,531
Foreign government bonds and obligations	—	12	—	12
U.S. government and agency obligations	99	—	—	99
Total Available-for-Sale securities	99	18,268	1,007	19,374
Cash equivalents	558	2,012	—	2,570
Market risk benefits	—	—	1,427	1,427	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	51	51
Other assets:
Interest rate derivative contracts	1	184	—	185
Equity derivative contracts	65	4,945	—	5,010
Foreign exchange derivative contracts	1	20	—	21
Credit derivative contracts	—	1	—	1
Total other assets	67	5,150	—	5,217
Separate account assets at net asset value (“NAV”)				74,634	(2)
Total assets at fair value	$724	$25,430	$2,485	$103,273

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	—	3	49	$52
IUL embedded derivatives	—	—	873	873
Structured variable annuity embedded derivatives	—	—	1,011	1,011
Total policyholder account balances, future policy benefits and claims	—	3	1,933	1,936	(3)
Market risk benefits	—	—	1,762	1,762	(1)
Other liabilities:
Interest rate derivative contracts	1	304	—	305
Equity derivative contracts	95	3,355	—	3,450
Foreign exchange derivative contracts	1	3	—	4
Credit derivative contracts	—	106	—	106
Total other liabilities	97	3,768	—	3,865
Total liabilities at fair value	$97	$3,771	$3,695	$7,563

RiverSource Life Insurance Company

	December 31, 2022
(in millions)	Level 1	Level 2	Level 3	Total
Assets
Available-for-Sale securities:
Corporate debt securities	$—	$8,311	$395	$8,706
Residential mortgage backed securities	—	2,959	—	2,959
Commercial mortgage backed securities	—	2,651	—	2,651
State and municipal obligations	—	786	—	786
Asset backed securities	—	452	545	997
Foreign government bonds and obligations	—	35	—	35
U.S. government and agency obligations	1	—	—	1
Total Available-for-Sale securities	1	15,194	940	16,135
Cash equivalents	1,063	1,529	—	2,592
Market risk benefits	—	—	1,015	1,015	(1)
Receivables:
Fixed deferred indexed annuity ceded embedded derivatives	—	—	48	48
Other assets:
Interest rate derivative contracts	7	260	—	267
Equity derivative contracts	129	2,564	—	2,693
Foreign exchange derivative contracts	—	34	—	34
Credit derivative contracts	—	13	—	13
Total other assets	136	2,871	—	3,007
Separate account assets at NAV				70,876	(2)
Total assets at fair value	$1,200	$19,594	$2,003	$93,673

Liabilities
Policyholder account balances, future policy benefits and claims:
Fixed deferred indexed annuity embedded derivatives	$—	$3	$44	$47
IUL embedded derivatives	—	—	739	739
Structured variable annuity embedded derivatives	—	—	(137)	(137	)(4)
Total policyholder account balances, future policy benefits and claims	—	3	646	649	(5)
Market risk benefits	—	—	2,118	2,118	(1)
Other liabilities:
Interest rate derivative contracts	4	351	—	355
Equity derivative contracts	138	2,228	—	2,366
Foreign exchange derivative contracts	6	4	—	10
Total other liabilities	148	2,583	—	2,731
Total liabilities at fair value	$148	$2,586	$2,764	$5,498

(1)

See Note 12 for additional information related to market risk benefits, including the balances of and changes in market risk benefits as well as the significant inputs and assumptions used in the fair value measurements of market risk benefits.

(2)

Amounts are comprised of financial instruments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient and have not been classified in the fair value hierarchy.

(3)	The Company’s adjustment for nonperformance risk resulted in a $195 million cumulative decrease to the embedded derivatives as of December 31, 2023.
(4)	The fair value of the structured variable annuity embedded derivatives was a net asset as of December 31, 2022 and the amount is presented as a contra liability.
(5)	The Company’s adjustment for nonperformance risk resulted in a $139 million cumulative decrease to the embedded derivatives as of December 31, 2022.

RiverSource Life Insurance Company

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

	Available-for-Sale Securities				Receivables
(in millions)	Corporate Debt Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2023	$395	$545	$940		$48
Total gains (losses) included in:
Net income	—	—	—	(1)	6
Other comprehensive income (loss)	12	10	22		—
Purchases	110	—	110		—
Settlements	(65)	—	(65)		(3)
Balance at December 31, 2023	$452	$555	$1,007		$51
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2023	$11	$10	$21		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2023	$44		$739		$(137	)(4)	$646
Total (gains) losses included in:
Net income	8	(2)	198	(2)	1,166	(3)	1,372
Issues	—		59		104		163
Settlements	(3)		(123)		(122)		(248)
Balance at December 31, 2023	$49		$873		$1,011		$1,933
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2023	$—		$198	(2)	$1,166	(3)	$1,364

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Commercial Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2022	$496	$—	$291	$787		$59
Total gains (losses) included in:
Net income	(1)	—	—	(1	)(1)	(8)
Other comprehensive income (loss)	(44)	—	(25)	(69)		—
Purchases	29	30	564	623		—
Settlements	(85)	—	(285)	(370)		(3)
Transfers out of Level 3	—	(30)	—	(30)		—
Balance at December 31, 2022	$395	$—	$545	$940		$48
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2022	$(1)	$—	$—	$(1	)(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2022	$(42)	$—	$(21)	$(63)		$—

RiverSource Life Insurance Company

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives		Total
Balance at January 1, 2022	$56		$905		$406		$1,367
Total (gains) losses included in:
Net income	(9	)(2)	(105	)(2)	(633	)(3)	(747)
Issues	—		51		90		141
Settlements	(3)		(112)		—		(115)
Balance at December 31, 2022	$44		$739		$(137	)(4)	$646
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2022	$—		$(105	)(2)	$(633	)(3)	$(738)

	Available-for-Sale Securities					Receivables
(in millions)	Corporate Debt Securities	Residential Mortgage Backed Securities	Asset Backed Securities	Total		Fixed Deferred Indexed Annuity Ceded Embedded Derivatives
Balance at January 1, 2021	$766	$9	$395	$1,170		$—
Total gains (losses) included in:
Net income	(1)	—	—	(1	)(1)	3
Other comprehensive income (loss)	(10)	—	(1)	(11)		—
Purchases	108	—	—	108		—
Issues	—	—	—	—		57
Settlements	(119)	—	(81)	(200)		(1)
Transfers into Level 3	168	—	2	170		—
Transfers out of Level 3	(416)	(9)	(24)	(449)		—
Balance at December 31, 2021	$496	$—	$291	$787		$59
Changes in unrealized gains (losses) in net income relating to assets held at December 31, 2021	$(1)	$—	$—	$(1	)(1)	$—
Changes in unrealized gains (losses) in other comprehensive income (loss) relating to assets held at December 31, 2021	$(8)	$—	$(1)	$(9)		$—

	Policyholder Account Balances, Future Policy Benefits and Claims
(in millions)	Fixed Deferred Indexed Annuity Embedded Derivatives		IUL Embedded Derivatives		Structured Variable Annuity Embedded Derivatives	Total
Balance at January 1, 2021	$49		$935		$70	$1,054
Total (gains) losses included in:
Net income	10	(2)	68	(2)	393 (3)	471
Issues	—		—		(28)	(28)
Settlements	(3)		(98)		(29)	(130)
Balance at December 31, 2021	$56		$905		$406	$1,367
Changes in unrealized (gains) losses in net income relating to liabilities held at December 31, 2021	$—		$68	(2)	$—	$68

(1)	Included in Net investment income.
(2)	Included in Interest credited to fixed accounts.
(3)	Included in Benefits, claims, losses and settlement expenses.
(4)	The fair value of the structured variable annuity embedded derivatives was a net asset as of January 1, 2023 and December 31, 2022 and the amounts are presented as contra liabilities.

The increase (decrease) to pretax income of the Company’s adjustment for nonperformance risk on the fair value of its embedded derivatives was $51 million, $45 million and $(23) million, net of the reinsurance accrual, for the years ended December 31, 2023, 2022 and 2021, respectively.

RiverSource Life Insurance Company

Securities transferred from Level 3 primarily represent securities with fair values that are now obtained from a third-party pricing service with observable inputs or fair values that were included in an observable transaction with a market participant. Securities transferred to Level 3 represent securities with fair values that are now based on a single non-binding broker quote.

The following tables provide a summary of the significant unobservable inputs used in the fair value measurements developed by the Company or reasonably available to the Company of Level 3 assets and liabilities:

	December 31, 2023
	Fair Value	Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$451	Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.0%	–	2.4%	1.2%
Asset backed securities	$555	Discounted cash flow	Annual default rate	3.1%			3.1%
			Loss severity	25.0%			25.0%
			Yield/spread to U.S. Treasuries(2)	275 bps	–	515 bps	284	bps
Fixed deferred indexed annuity ceded embedded derivatives	$51	Discounted cash flow	Surrender rate(3)	0.0%	–	66.8%	1.4%
Fixed deferred indexed annuity embedded derivatives	$49	Discounted cash flow	Surrender rate(3)	0.0%	–	66.8%	1.4%
			Nonperformance risk(4)	85 bps			85	bps
IUL embedded derivatives	$873	Discounted cash flow	Nonperformance risk(4)	85 bps			85	bps
Structured variable annuity embedded derivatives	$1,011	Discounted cash flow	Surrender rate(3)	0.5%	–	75.0%	2.6%
			Nonperformance risk(4)	85 bps			85	bps

	December 31, 2022
	Fair Value		Valuation Technique	Unobservable Input	Range			Weighted Average
	(in millions)
Corporate debt securities (private placements)	$395		Discounted cash flow	Yield/spread to U.S. Treasuries(1)	1.1%	–	2.3%	1.4%
Asset backed securities	$545		Discounted cash flow	Annual default rate	2.4%			2.4%
				Loss severity	25.0%			25.0%
				Yield/spread to U.S. Treasuries(2)	320 bps	–	550 bps	329	bps
Fixed deferred indexed annuity ceded embedded derivatives	$48		Discounted cash flow	Surrender rate(3)	0.0%	–	66.8%	1.4%
Fixed deferred indexed annuity embedded derivatives	$44		Discounted cash flow	Surrender rate(3)	0.0%	–	66.8%	1.4%
				Nonperformance risk(4)	95 bps			95	bps
IUL embedded derivatives	$739		Discounted cash flow	Nonperformance risk(4)	95 bps			95	bps
Structured variable annuity embedded derivatives	$(137	)(5)	Discounted cash flow	Surrender rate(3)	0.8%	–	40.0%	0.9%
				Nonperformance risk(4)	95 bps			95	bps

(1)

The weighted average for the yield/spread to U.S. Treasuries for corporate debt securities (private placements) is weighted based on the security’s market value as a percentage of the aggregate market value of the securities.

(2)

The weighted average for the yield/spread to U.S. Treasuries for asset backed securities is calculated as the sum of each tranche’s balance multiplied by its spread to U.S. Treasuries divided by the aggregate balances of the tranches.

(3)	The weighted average surrender rate represents the average assumption weighted based on the account value of each contract.
(4)	The nonperformance risk is the spread added to the U.S. Treasury curve.
(5)	The fair value of the structured variable annuity embedded derivatives was a net asset as of December 31, 2022 and the amount is presented as a contra liability.

Level 3 measurements not included in the tables above are obtained from non-binding broker quotes where unobservable inputs utilized in the fair value calculation are not reasonably available to the Company.

Uncertainty of Fair Value Measurements

Significant increases (decreases) in the yield/spread to U.S. Treasuries used in the fair value measurement of Level 3 corporate debt securities and asset backed securities in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the annual default rate used in the fair value measurement of Level 3 asset backed securities in isolation, generally, would have resulted in a significantly lower (higher) fair value measurement and significant increases (decreases) in loss severity in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in the surrender assumption used in the fair value measurement of the fixed deferred indexed annuity ceded embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

Significant increases (decreases) in nonperformance risk used in the fair value measurement of the IUL embedded derivatives in isolation would have resulted in a significantly lower (higher) fair value measurement.

RiverSource Life Insurance Company

Significant increases (decreases) in nonperformance risk and surrender assumption used in the fair value measurements of the fixed deferred indexed annuity embedded derivatives and structured variable annuity embedded derivatives in isolation would have resulted in a significantly lower (higher) liability value.

Determination of Fair Value

The Company uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. The Company’s market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The Company’s income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, the Company maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

Assets

Available-for-Sale Securities

When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from third-party pricing services, non-binding broker quotes, or other model-based valuation techniques.

Level 1 securities primarily include U.S. Treasuries.

Level 2 securities primarily include corporate bonds, residential mortgage backed securities, commercial mortgage backed securities, state and municipal obligations, asset backed securities and foreign government securities. The fair value of these Level 2 securities is based on a market approach with prices obtained from third-party pricing services. Observable inputs used to value these securities can include, but are not limited to, reported trades, benchmark yields, issuer spreads and non-binding broker quotes. The fair value of securities included in an observable transaction with a market participant are also considered Level 2 when the market is not active.

Level 3 securities primarily include certain corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities with fair value typically based on a single non-binding broker quote. The underlying inputs used for some of the non-binding broker quotes are not readily available to the Company. The Company’s privately placed corporate bonds are typically based on a single non-binding broker quote. The fair value of affiliated asset backed securities is determined using a discounted cash flow model. Inputs used to determine the expected cash flows include assumptions about discount rates and default, prepayment and recovery rates of the underlying assets. Given the significance of the unobservable inputs to this fair value measurement, the fair value of the investment in the affiliated asset backed securities is classified as Level 3.

Management is responsible for the fair values recorded on the financial statements. Prices received from third-party pricing services are subjected to exception reporting that identifies investments with significant daily price movements as well as no movements. The Company reviews the exception reporting and resolves the exceptions through reaffirmation of the price or recording an appropriate fair value estimate. The Company also performs subsequent transaction testing. The Company performs annual due diligence of third-party pricing services. The Company’s due diligence procedures include assessing the vendor’s valuation qualifications, control environment, analysis of asset-class specific valuation methodologies, and understanding of sources of market observable assumptions and unobservable assumptions, if any, employed in the valuation methodology. The Company also considers the results of its exception reporting controls and any resulting price challenges that arise.

Cash Equivalents

Cash equivalents include time deposits and other highly liquid investments with original or remaining maturities at the time of purchase of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. U.S. Treasuries are also classified as Level 1. The Company’s remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Receivables

The Company reinsured its fixed deferred indexed annuity products which have an indexed account that is accounted for as an embedded derivative. The Company uses discounted cash flow models to determine the fair value of these ceded embedded derivatives. The fair value of fixed deferred indexed annuity ceded embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates. Given the significance of the unobservable surrender rates, these embedded derivatives are classified as Level 3.

RiverSource Life Insurance Company

Other Assets

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active over-the-counter (“OTC”) markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The counterparties’ nonperformance risk associated with uncollateralized derivative assets was immaterial as of both December 31, 2023 and 2022. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Separate Account Assets

The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV is used as a practical expedient for fair value and represents the exit price for the separate account. Separate account assets are excluded from classification in the fair value hierarchy.

Liabilities

Policyholder Account Balances, Future Policy Benefits and Claims

There is no active market for the transfer of the Company’s embedded derivatives attributable to the provisions of fixed deferred indexed annuity, structured variable annuity and IUL products.

The Company uses a discounted cash flow model to determine the fair value of the embedded derivatives associated with the provisions of its equity index annuity product. The projected cash flows generated by this model are based on significant observable inputs related to interest rates, volatilities and equity index levels and, therefore, are classified as Level 2.

The Company uses discounted cash flow models to determine the fair value of the embedded derivatives associated with the provisions of its fixed deferred indexed annuity, structured variable annuity and IUL products. The structured variable annuity product is a limited flexible purchase payment annuity that offers 45 different indexed account options providing equity market exposure and a fixed account. Each indexed account includes a protection option (a buffer or a floor). If the index has a negative return, contractholder losses will be reduced by a buffer or limited to a floor. The portion allocated to an indexed account is accounted for as an embedded derivative. The fair value of fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives includes significant observable interest rates, volatilities and equity index levels and significant unobservable surrender rates and the estimate of the Company’s nonperformance risk. Given the significance of the unobservable surrender rates and the nonperformance risk assumption, the fixed deferred indexed annuity, structured variable annuity and IUL embedded derivatives are classified as Level 3.

The embedded derivatives attributable to these provisions are recorded in Policyholder account balances, future policy benefits and claims.

Other Liabilities

Derivatives that are measured using quoted prices in active markets, such as derivatives that are exchange-traded, are classified as Level 1 measurements. The variation margin on futures contracts is also classified as Level 1. The fair value of derivatives that are traded in less active OTC markets is generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include swaps and the majority of options. The Company’s nonperformance risk associated with uncollateralized derivative liabilities was immaterial as of both December 31, 2023 and 2022. See Note 17 and Note 18 for further information on the credit risk of derivative instruments and related collateral.

Fair Value on a Nonrecurring Basis

The Company assesses its investment in affordable housing partnerships for impairment. The investments that are determined to be impaired are written down to their fair value. The Company uses a discounted cash flow model to measure the fair value of these investments. Inputs to the discounted cash flow model are estimates of future net operating losses and tax credits available to the Company and discount rates based on market condition and the financial strength of the syndicator (general partner). The balance of affordable housing partnerships measured at fair value on a nonrecurring basis was $41 million and $58 million as of December 31, 2023 and 2022, respectively, and is classified as Level 3 in the fair value hierarchy.

RiverSource Life Insurance Company

Assets and Liabilities Not Reported at Fair Value

The following tables provide the carrying value and the estimated fair value of financial instruments that are not reported at fair value:

	December 31, 2023
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,725	$—	$—	$1,599	$1,599
Policy loans	912	—	912	—	912
Other investments	76	—	54	22	76
Receivables	6,514	—	—	5,566	5,566
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$16,641	$—	$—	$14,243	$14,243
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	339	—	339
Other liabilities	5	—	—	5	5
Separate account liabilities — investment contracts	332	—	332	—	332

	December 31, 2022
	Carrying Value	Fair Value
(in millions)		Level 1	Level 2	Level 3	Total
Financial Assets
Mortgage loans, net	$1,768	$—	$—	$1,600	$1,600
Policy loans	847	—	847	—	847
Other investments	89	—	69	20	89
Receivables	7,372	—	—	6,174	6,174
Financial Liabilities
Policyholder account balances, future policy benefits and claims	$14,450	$—	$—	$12,470	$12,470
Short-term borrowings	201	—	201	—	201
Long-term debt	500	—	315	—	315
Other liabilities	8	—	—	7	7
Separate account liabilities — investment contracts	298	—	298	—	298

Other investments include syndicated loans and the Company’s membership in the FHLB. Receivables include deposit receivables. See Note 7 for additional information on mortgage loans, policy loans, syndicated loans and deposit receivables.

Policyholder account balances, future policy benefits and claims include fixed annuities in deferral status, non-life contingent fixed annuities in payout status, indexed and structured variable annuity host contracts, and the fixed portion of a small number of variable annuity contracts classified as investment contracts. See Note 10 for additional information on these liabilities. Short-term borrowings include FHLB borrowings. Long-term debt includes the surplus note with Ameriprise Financial. See Note 13 for further information on short-term borrowings and long-term debt. Other liabilities include future funding commitments to affordable housing partnerships and other real estate partnerships. Separate account liabilities are related to certain annuity products that are classified as investment contracts.

15. RELATED PARTY TRANSACTIONS

Revenues

See Note 4 for information about revenues from contracts with customers earned by the Company from related party transactions with affiliates.

The Company is the lessor of one real estate property which it leases to Ameriprise Financial under an operating lease that expires November 30, 2029. The Company earned $5 million in rental income for each of the years ended December 31, 2023, 2022 and 2021, which is reflected in Other revenues. The Company expects to earn $5 million in each year of the five year period ending December 31, 2028 and a total of $4 million thereafter.

Expenses

Charges by Ameriprise Financial and affiliated companies to the Company for use of joint facilities, technology support, marketing services and other services aggregated $338 million, $320 million and $345 million for the years ended December 31, 2023, 2022 and 2021, respectively. Certain of these costs are included in DAC. Expenses allocated to the Company may not be reflective of expenses that would have been incurred by the Company on a stand-alone basis.

RiverSource Life Insurance Company

Income Taxes

The Company’s taxable income is included in the consolidated federal income tax return of Ameriprise Financial. The net amount due from (to) Ameriprise Financial for federal income taxes was $269 million and $(56) million as of December 31, 2023 and 2022, respectively, which is reflected in Other assets and Other liabilities, respectively.

Investments

The Company invested in AA and A rated asset backed securities issued by AAF as of December 31, 2021 and in AA, A and BBB rated asset backed securities issued by AAF 2 as of December 31, 2023 and 2022, both affiliates of the Company. The asset backed securities are collateralized by a portfolio of loans issued to advisors affiliated with AFS, an affiliated broker dealer. During the third quarter of 2022, the Company redeemed the outstanding AA and A rated securities issued by AAF at par and invested $564 million in new AA, A and BBB rated asset backed securities issued by AAF 2. As of December 31, 2023 and 2022, the fair value of these asset backed securities was $554 million and $544 million, respectively. The fair value of these asset backed securities is reported in Investments: Available-for-Sale Fixed maturities, at fair value. Interest income from these asset backed securities was $34 million, $17 million and $12 million for the years ended December 31, 2023, 2022 and 2021, respectively, and is reported in Net investment income.

Lines of Credit

RiverSource Life Insurance Company, as the lender, has amended its revolving credit agreement with Ameriprise Financial as the borrower. This line of credit is not to exceed 3% of RiverSource Life Insurance Company’s statutory admitted assets as of the prior year end. Prior to June 1, 2023, the interest rate for any borrowing under the agreement was established by reference to LIBOR for U.S. dollar deposits with maturities comparable to the relevant interest period, plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In June 2023, in anticipation of the end of the publication of U.S. dollar LIBOR, an amendment to the agreement changed the interest rate to Adjusted Daily Simple SOFR plus an applicable margin subject to adjustment based on debt ratings of the senior unsecured debt of Ameriprise Financial. In the event of default, an additional 1% interest will accrue during such period of default. There were no amounts outstanding on this revolving credit agreement as of both December 31, 2023 and 2022. See Note 13 for information about additional lines of credit with an affiliate.

Long-Term Debt

See Note 13 for information about a surplus note to an affiliate.

Dividends, Return of Capital or Distributions

Cash dividends and return of capital or distributions paid and received by RiverSource Life Insurance Company were as follows:

	Years Ended December 31,
(in millions)	2023	2022	2021
Dividends paid to Ameriprise Financial	$600	$600	$1,900
Dividend received from RiverSource Life of NY	50	63	—
Dividends received from RTA	—	—	50
Return of capital received from RTA	75	80	—

For dividends and other distributions from the life insurance companies, advance notification was provided to state insurance regulators prior to payments. See Note 16 for additional information.

16. REGULATORY REQUIREMENTS

The National Association of Insurance Commissioners (“NAIC”) defines Risk-Based Capital (“RBC”) requirements for insurance companies. The RBC requirements are used by the NAIC and state insurance regulators to identify companies that merit regulatory actions designed to protect policyholders. These requirements apply to the Company. The Company has met its minimum RBC requirements.

Insurance companies are required to prepare statutory financial statements in accordance with the accounting practices prescribed or permitted by the insurance departments of their respective states of domicile, which vary materially from GAAP. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. The more significant differences from GAAP include charging policy acquisition costs to expense as incurred, establishing annuity and insurance reserves using different actuarial methods and assumptions, classifying surplus notes as a component of statutory surplus rather than debt, valuing investments on a different basis and excluding certain assets from the balance sheet by charging them directly to surplus, such as a portion of the net deferred income tax assets.

RiverSource Life Insurance Company

State insurance statutes contain limitations as to the amount of dividends and other distributions that insurers may make without providing prior notification to state regulators. For RiverSource Life Insurance Company, payments in excess of unassigned surplus, as determined in accordance with accounting practices prescribed by the State of Minnesota, require advance notice to the Minnesota Department of Commerce, RiverSource Life Insurance Company’s primary regulator, and are subject to potential disapproval. RiverSource Life Insurance Company’s statutory unassigned deficit was $582 million and $679 million as of December 31, 2023 and 2022, respectively.

In addition, dividends or distributions whose fair market value, together with that of other dividends or distributions made within the preceding 12 months, exceed the greater of the previous year’s statutory net gain from operations or 10% of the previous year-end statutory capital and surplus are referred to as “extraordinary dividends.” Extraordinary dividends also require advance notice to the Minnesota Department of Commerce, and are subject to potential disapproval. Statutory capital and surplus was $3.1 billion as of both December 31, 2023 and 2022.

Statutory net gain from operations and net income for RiverSource Life Insurance Company are summarized as follows:

	Years Ended December 31,
(in millions)	2023	2022	2021
Statutory net gain from operations	$1,331	$1,615	$1,366
Statutory net income	845	1,769	253

Government debt securities of $4 million as of both December 31, 2023 and 2022 were on deposit with various states as required by law.

17. OFFSETTING ASSETS AND LIABILITIES

Certain financial instruments and derivative instruments are eligible for offset in the Consolidated Balance Sheets. The Company’s derivative instruments are subject to master netting and collateral arrangements and qualify for offset. A master netting arrangement with a counterparty creates a right of offset for amounts due to and from that same counterparty that is enforceable in the event of a default or bankruptcy. The Company’s policy is to recognize amounts subject to master netting arrangements on a gross basis in the Consolidated Balance Sheets.

The following tables present the gross and net information about the Company’s assets subject to master netting arrangements:

	December 31, 2023
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$5,170	$—	$5,170	$(3,694)	$(1,101)	$(357)	$18
OTC cleared	9	—	9	(9)	—	—	—
Exchange-traded	38	—	38	(18)	—	—	20
Total	$5,217	$—	$5,217	$(3,721)	$(1,101)	$(357)	$38

	December 31, 2022
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Assets Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$2,887	$—	$2,887	$(2,313)	$(565)	$(5)	$4
OTC cleared	23	—	23	(9)	—	—	14
Exchange-traded	97	—	97	(75)	—	—	22
Total	$3,007	$—	$3,007	$(2,397)	$(565)	$(5)	$40

(1)

Represents the amount of assets that could be offset by liabilities with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

RiverSource Life Insurance Company

The following tables present the gross and net information about the Company’s liabilities subject to master netting arrangements:

	December 31, 2023
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$3,812	$—	$3,812	$(3,694)	$(34)	$(78)	$6
OTC cleared	35	—	35	(9)	—	—	26
Exchange-traded	18	—	18	(18)	—	—	—
Total	$3,865	$—	$3,865	$(3,721)	$(34)	$(78)	$32

	December 31, 2022
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Consolidated Balance Sheets	Amounts of Liabilities Presented in the Consolidated Balance Sheets	Gross Amounts Not Offset in the Consolidated Balance Sheets			Net Amount
(in millions)				Financial Instruments(1)	Cash Collateral	Securities Collateral
Derivatives:
OTC	$2,630	$—	$2,630	$(2,313)	$(38)	$(277)	$2
OTC cleared	9	—	9	(9)	—	—	—
Exchange-traded	92	—	92	(75)	—	(17)	—
Total	$2,731	$—	$2,731	$(2,397)	$(38)	$(294)	$2

(1)

Represents the amount of liabilities that could be offset by assets with the same counterparty under master netting or similar arrangements that management elects not to offset on the Consolidated Balance Sheets.

In the tables above, the amount of assets or liabilities presented are offset first by financial instruments that have the right of offset under master netting or similar arrangements, then any remaining amount is reduced by the amount of cash and securities collateral. The actual collateral may be greater than amounts presented in the tables.

When the fair value of collateral accepted by the Company is less than the amount due to the Company, there is a risk of loss if the counterparty fails to perform or provide additional collateral. To mitigate this risk, the Company monitors collateral values regularly and requires additional collateral when necessary. When the value of collateral pledged by the Company declines, it may be required to post additional collateral.

Freestanding derivative instruments are reflected in Other assets and Other liabilities. Cash collateral pledged by the Company is reflected in Other assets and cash collateral accepted by the Company is reflected in Other liabilities. See Note 18 for additional disclosures related to the Company’s derivative instruments and Note 5 for information related to derivatives held by consolidated investment entities.

18. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable the Company to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. The Company primarily enters into derivative agreements for risk management purposes related to the Company’s products and operations.

Certain of the Company’s freestanding derivative instruments are subject to master netting arrangements. The Company’s policy on the recognition of derivatives on the Consolidated Balance Sheets is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement. See Note 17 for additional information regarding the estimated fair value of the Company’s freestanding derivatives after considering the effect of master netting arrangements and collateral.

RiverSource Life Insurance Company

Generally, the Company uses derivatives as economic hedges and accounting hedges. The following table presents the notional value and gross fair value of derivative instruments, including embedded derivatives:

	December 31, 2023			December 31, 2022
	Notional	Gross Fair Value		Notional	Gross Fair Value
(in millions)		Assets(1)	Liabilities(2)		Assets(1)	Liabilities(2)
Derivatives not designated as hedging instruments
Interest rate contracts	$42,516	$185	$305	$101,302	$267	$355
Equity contracts	81,905	5,010	3,450	67,416	2,693	2,366
Credit contracts	3,375	1	106	1,802	13	—
Foreign exchange contracts	2,952	21	4	2,870	34	10
Total non-designated hedges	130,748	5,217	3,865	173,390	3,007	2,731
Embedded derivatives
IUL	N/A	—	873	N/A	—	739
Fixed deferred indexed annuities and deposit receivables	N/A	51	52	N/A	48	47
Structured variable annuity(3)	N/A	—	1,011	N/A	—	(137)
Total embedded derivatives	N/A	51	1,936	N/A	48	649
Total derivatives	$130,748	$5,268	$5,801	$173,390	$3,055	$3,380

N/A	Not applicable.
(1)	The fair value of freestanding derivative assets is included in Other assets and the fair value of ceded derivative assets related to deposit receivables is included in Receivables.
(2)

The fair value of freestanding derivative liabilities is included in Other liabilities. The fair value of IUL, fixed deferred indexed annuity and structured variable annuity embedded derivatives is included in Policyholder account balances, future policy benefits and claims.

(3)

The fair value of the structured variable annuity embedded derivatives as of December 31, 2023 included $1.0 billion of individual contracts in a liability position and $15 million of individual contracts in an asset position. The fair value of the structured variable annuity embedded derivatives as of December 31, 2022 included $194 million of individual contracts in a liability position and $331 million of individual contracts in an asset position.

See Note 14 for additional information regarding the Company’s fair value measurement of derivative instruments.

As of December 31, 2023 and 2022, investment securities with a fair value of $1.5 billion and $1.7 billion, respectively, were pledged to meet contractual obligations under derivative contracts, of which $145 million and $302 million, respectively, may be sold, pledged or rehypothecated by the counterparty. As of December 31, 2023 and 2022, investment securities with a fair value of $376 million and $14 million, respectively, were received as collateral to meet contractual obligations under derivative contracts, of which $314 million and $5 million, respectively, may be sold, pledged or rehypothecated by the Company. As of both December 31, 2023 and 2022, the Company had sold, pledged, or rehypothecated none of these securities. In addition, as of both December 31, 2023 and 2022, non-cash collateral accepted was held in separate custodial accounts and was not included in the Company’s Consolidated Balance Sheets.

The following table presents a summary of the impact of derivatives not designated as hedging instruments, including embedded derivatives, on the Consolidated Statements of Income:

(in millions)	Net Investment Income	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits
Year Ended December 31, 2023
Interest rate contracts	$—	$(5)	$—	$(422)
Equity contracts	—	770	79	(1,239)
Credit contracts	—	—	—	7
Foreign exchange contracts	—	—	—	5
IUL embedded derivatives	—	—	(75)	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	—	(3)	—
Structured variable annuity embedded derivatives	—	(1,166)	—	—
Total gain (loss)	$—	$(401)	$1	$(1,649)

RiverSource Life Insurance Company

(in millions)	Net Investment Income	Benefits, Claims, Losses and Settlement Expenses	Interest Credited to Fixed Accounts	Change in Fair Value of Market Risk Benefits

Year Ended December 31, 2022
Interest rate contracts	$—	$(26)	$—	$(2,874)
Equity contracts	—	(164)	(126)	899
Credit contracts	—	—	—	279
Foreign exchange contracts	—	—	—	105
IUL embedded derivatives	—	—	217	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	—	4	—
Structured variable annuity embedded derivatives	—	633	—	—
Total gain (loss)	$—	$443	$95	$(1,591)

Year Ended December 31, 2021
Interest rate contracts	$—	$—	$—	$(886)
Equity contracts	1	34	91	(851)
Credit contracts	—	—	—	43
Foreign exchange contracts	—	—	—	5
IUL embedded derivatives	—	—	30	—
Fixed deferred indexed annuity and deposit receivables embedded derivatives	—	—	(8)	—
Structured variable annuity embedded derivatives	—	(393)	—	—
Total gain (loss)	$1	$(359)	$113	$(1,689)

The Company holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity, interest rate, credit and foreign currency exchange rate risk related to various products and transactions of the Company.

The deferred premium associated with certain of the above options is paid or received semi-annually over the life of the contract or at maturity. The following is a summary of the payments the Company is scheduled to make and receive for these options as of December 31, 2023:

(in millions)	Premiums Payable	Premiums Receivable
2024	$131	$23
2025	121	20
2026	247	88
2027	20	—
2028	30	—
2029-2030	378	—
Total	$927	$131

Actual timing and payment amounts may differ due to future settlements, modifications or exercises of the contracts prior to the full premium being paid or received.

Structured variable annuity and IUL products have returns tied to the performance of equity markets. As a result of fluctuations in equity markets, the obligation incurred by the Company related to structured variable annuity and IUL products will positively or negatively impact earnings over the life of these products. The equity components of structured variable annuity and IUL product obligations are considered embedded derivatives, which are bifurcated from their host contracts for valuation purposes and reported on the Consolidated Balance Sheets at fair value with changes in fair value reported in earnings. As a means of economically hedging its obligations under the provisions of these products, the Company enters into interest rate swaps, index options and futures contracts.

As discussed in Note 12, the Company issues variable annuity contracts that provide protection to contractholders from other-than-nominal capital market risk and expose the Company to other-than-nominal capital market risk. The Company economically hedges its obligations under these market risk benefits using options, swaptions, swaps and futures.

RiverSource Life Insurance Company

Credit Risk

Credit risk associated with the Company’s derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, the Company has established guidelines and oversight of credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting and collateral arrangements whenever practical. See Note 17 for additional information on the Company’s credit exposure related to derivative assets.

Certain of the Company’s derivative contracts contain provisions that adjust the level of collateral the Company is required to post based on the Company’s financial strength rating (or based on the debt rating of the Company’s parent, Ameriprise Financial). Additionally, certain of the Company’s derivative contracts contain provisions that allow the counterparty to terminate the contract if the Company does not maintain a specific financial strength rating or Ameriprise Financial’s debt does not maintain a specific credit rating (generally an investment grade rating). If these termination provisions were to be triggered, the Company’s counterparty could require immediate settlement of any net liability position. As of December 31, 2023 and 2022, the aggregate fair value of derivative contracts in a net liability position containing such credit contingent provisions was $62 million and $234 million, respectively. The aggregate fair value of assets posted as collateral for such instruments as of December 31, 2023 and 2022 was $55 million and $232 million, respectively. If the credit contingent provisions of derivative contracts in a net liability position as of both December 31, 2023 and 2022 were triggered, the aggregate fair value of additional assets that would be required to be posted as collateral or needed to settle the instruments immediately would have been $7 million and $2 million as of December 31, 2023 and 2022, respectively.

19. SHAREHOLDER’S EQUITY

The following tables provide the amounts related to each component of OCI:

	Year Ended December 31, 2023
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$652	$(144)	$508
Reclassification of net (gains) losses on securities included in net income(2)	27	(7)	20
Impact of benefit reserves and reinsurance recoverables	(24)	5	(19)
Net unrealized gains (losses) on securities	655	(146)	509
Effect of changes in discount rate assumptions on certain long-duration contracts	(69)	15	(54)
Effect of changes in instrument-specific credit risk on MRBs	(83)	18	(65)
Total other comprehensive income (loss)	$503	$(113)	$390

	Year Ended December 31, 2022
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(2,784)	$595	$(2,189)
Reclassification of net (gains) losses on securities included in net income(2)	88	(19)	69
Impact of benefit reserves and reinsurance recoverables	103	(18)	85
Net unrealized gains (losses) on securities	(2,593)	558	(2,035)
Effect of changes in discount rate assumptions on certain long-duration contracts	1,095	(234)	861
Effect of changes in instrument-specific credit risk on MRBs	517	(110)	407
Total other comprehensive income (loss)	$(981)	$214	$(767)

RiverSource Life Insurance Company

	Year Ended December 31, 2021
(in millions)	Pretax	Income Tax Benefit (Expense)	Net of Tax
Net unrealized gains (losses) on securities:
Net unrealized gains (losses) on securities arising during the period(1)	$(527)	$111	$(416)
Reclassification of net (gains) losses on securities included in net income(2)	(556)	117	(439)
Impact of benefit reserves and reinsurance recoverables	8	(1)	7
Net unrealized gains (losses) on securities	(1,075)	227	(848)
Effect of changes in discount rate assumptions on certain long-duration contracts	361	(77)	284
Effect of changes in instrument-specific credit risk on MRBs	127	(27)	100
Total other comprehensive income (loss)	$(587)	$123	$(464)

(1)	Includes impairments on Available-for-Sale securities related to factors other than credit that were recognized in OCI during the period.
(2)	Reclassification amounts are recorded in Net realized investment gains (losses).

Other comprehensive income (loss) related to net unrealized gains (losses) on securities includes three components: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales of Available-for-Sale securities and due to the reclassification of noncredit losses to credit losses; and (iii) other adjustments primarily consisting of changes in insurance and annuity asset and liability balances, such as benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.

The following table presents the changes in the balances of each component of AOCI, net of tax:

(in millions)	Net Unrealized Gains (Losses) on Securities	Effect of Changes in Discount Rate Assumptions	Effect of Changes in Instrument- Specific Credit Risk on MRBs	Other	Total
Balance at January 1, 2021	$1,185	$—	$—	$(1)	$1,184
Cumulative effect of adoption of long-duration contracts guidance	707	(1,217)	(527)	—	(1,037)
OCI before reclassifications	(409)	284	100	—	(25)
Amounts reclassified from AOCI	(439)	—	—	—	(439)
Total OCI	(848)	284	100	—	(464)
Balance at December 31, 2021	1,044	(933)	(427)	(1)	(317)
OCI before reclassifications	(2,104)	861	407	—	(836)
Amounts reclassified from AOCI	69	—	—	—	69
Total OCI	(2,035)	861	407	—	(767)
Balance at December 31, 2022	(991)	(72)	(20)	(1)	(1,084)
OCI before reclassifications	489	(54)	(65)	—	370
Amounts reclassified from AOCI	20	—	—	—	20
Total OCI	509	(54)	(65)	—	390
Balance at December 31, 2023	$(482)	$(126)	$(85)	$(1)	$(694)

20. INCOME TAXES

The components of income tax provision (benefit) were as follows:

	Years Ended December 31,
(in millions)	2023	2022	2021
Current income tax
Federal	$(112)	$57	$172
State	2	(2)	6
Total current income tax	(110)	55	178
Deferred income tax
Federal	98	150	136
State	2	4	2
Total deferred income tax	100	154	138
Total income tax provision (benefit)	$(10)	$209	$316

RiverSource Life Insurance Company

The principal reasons that the aggregate income tax provision (benefit) is different from that computed by using the U.S. statutory rate of 21% were as follows:

	Years Ended December 31,
	2023	2022	2021
Tax at U.S. statutory rate	21.0%	21.0%	21.0%
Changes in taxes resulting from:
Dividends received deduction	(8.2)	(2.3)	(1.7)
Low income housing tax credits	(8.0)	(2.9)	(3.3)
Foreign tax credit, net of addback	(7.0)	(1.7)	(0.9)
Audit adjustments	(3.4)	—	—
Uncertain tax positions	1.6	—	—
Other, net	1.5	(0.3)	0.4
Income tax provision (benefit)	(2.5)%	13.8%	15.5%

The decrease in the Company’s effective tax rate for the year ended December 31, 2023 compared to 2022 is primarily due to lower pretax income in the current year.

The decrease in the Company’s effective tax rate for the year ended December 31, 2022 compared to 2021 is primarily due to lower pretax income relative to tax preferred items.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. Deferred income tax assets and liabilities are measured at the statutory rate of 21% as of both December 31, 2023 and 2022. The significant components of the Company’s deferred income tax assets and liabilities, which are included net within Other assets or Other liabilities, were as follows:

	December 31,
(in millions)	2023	2022(1)
Deferred income tax assets
Insurance and annuity benefits including corresponding hedges	$1,244	$1,431
Investments including net unrealized on Available-for-Sale securities	118	165
Other	30	29
Gross deferred income tax assets	1,392	1,625
Less: valuation allowance	30	30
Total deferred income tax assets	1,362	1,595
Deferred income tax liabilities
Deferred acquisition costs	380	410
Other	56	52
Gross deferred income tax liabilities	436	462
Net deferred income tax assets	$926	$1,133

(1)

Prior period amounts have been reclassified to conform to current year presentation and primarily relate to derivative activity being presented with the liabilities they are hedging and remaining investments being presented together inclusive of net unrealized on Available-for-Sale securities.

Included in the Company’s deferred income tax assets are tax benefits related to state net operating losses of $28 million, net of federal benefit, which will expire beginning December 31, 2024. Based on analysis of the Company’s tax position as of December 31, 2023, management believes it is more likely than not that the Company will not realize certain state net operating losses of $28 million and state deferred tax assets of $2 million; therefore, a valuation allowance of $30 million has been established.

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits was as follows:

(in millions)	2023	2022	2021
Balance at January 1	$37	$37	$38
Reductions for tax positions related to the current year	(3)	(1)	(1)
Additions for tax positions of prior years	65	1	—
Reductions for tax positions of prior years	(71)	—	—
Reductions due to lapse of statutes of limitations	(1)	—	—
Balance at December 31	$27	$37	$37

RiverSource Life Insurance Company

If recognized, approximately $19 million, $20 million and $20 million, net of federal tax benefits, of unrecognized tax benefits as of December 31, 2023, 2022 and 2021, respectively, would affect the effective tax rate.

It is reasonably possible that the total amount of unrecognized tax benefits will change in the next 12 months. The Company estimates that the total amount of gross unrecognized tax benefits may decrease by approximately $2 million in the next 12 months primarily due to state statutes of limitations expirations.

The Company recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. The Company recognized a net increase of $8 million, nil and a net increase of $1 million in interest and penalties for the years ended December 31, 2023, 2022 and 2021, respectively. As of December 31, 2023 and 2022, the Company had a payable of $11 million and $3 million related to accrued interest and penalties, respectively.

The Company files income tax returns as part of its inclusion in the consolidated federal income tax return of Ameriprise Financial in the U.S. federal jurisdiction and various state jurisdictions. As of December 31, 2023, the federal statutes of limitations are closed on years through 2018. A previously open item for 2014 and 2015 was resolved in the second quarter of 2023. Also in the second quarter of 2023, the Internal Revenue Service (“IRS”) audit for tax years 2016 through 2018 was finalized. The IRS is currently auditing Ameriprise Financial’s U.S. income tax returns for 2019 and 2020. The state income tax returns of Ameriprise Financial and its subsidiaries, including the Company, are currently under examination by various jurisdictions for years ranging from 2017 through 2021.

21. COMMITMENTS AND CONTINGENCIES

Commitments

The following table presents the Company’s funding commitments as of December 31:

(in millions)	2023	2022
Commercial mortgage loans	$15	$—

Contingencies

The Company and its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions, concerning matters arising in connection with the conduct of its activities. These include proceedings specific to the Company as well as proceedings generally applicable to business practices in the industries in which it operates. The Company can also be subject to legal proceedings arising out of its general business activities, such as its investments, contracts and employment relationships. Uncertain economic conditions, heightened and sustained volatility in the financial markets and significant financial reform legislation may increase the likelihood that clients and other persons or regulators may present or threaten legal claims or that regulators increase the scope or frequency of examinations of the Company or the insurance industry generally.

As with other insurance companies, the level of regulatory activity and inquiry concerning the Company’s businesses remains elevated. From time to time, the Company and its affiliates, including AFS and RiverSource Distributors, Inc. receive requests for information from, and/or are subject to examination or claims by various state, federal and other domestic authorities. The Company and its affiliates typically have numerous pending matters, which include information requests, exams or inquiries regarding their business activities and practices and other subjects, including from time to time: sales and distribution of, and disclosure practices related to, various products, including the Company’s insurance and annuity products; supervision of associated persons, including AFS financial advisors and RiverSource Distributors, Inc.’s wholesalers; administration of insurance and annuity claims; security of client information; and transaction monitoring systems and controls. The Company and its affiliates are cooperating with the applicable regulators.

These pending matters are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. The Company cannot predict with certainty if, how, or when any such proceedings will be initiated or resolved. Matters frequently need to be more developed before a potential loss or range of loss can be reasonably estimated for any matter. An adverse outcome in any matter could result in an adverse judgment, a settlement, fine, penalty, or other sanction, and may lead to further claims, examinations, or adverse publicity each of which could have a material adverse effect on the Company’s consolidated financial condition, results of operations, or liquidity.

In accordance with applicable accounting standards, the Company establishes an accrued liability for contingent litigation and regulatory matters when those matters present loss contingencies that are both probable and can be reasonably estimated. The Company discloses the nature of the contingency when management believes there is at least a reasonable possibility that the outcome may be material to the Company’s consolidated financial statements and, where feasible, an estimate of the possible loss. In such cases, there still may be an exposure to loss in excess of any amounts reasonably estimated and accrued. When a loss contingency is not both probable and reasonably estimable, the Company does not establish an accrued liability, but continues to

RiverSource Life Insurance Company

monitor, in conjunction with any outside counsel handling a matter, further developments that would make such loss contingency both probable and reasonably estimable. Once the Company establishes an accrued liability with respect to a loss contingency, the Company continues to monitor the matter for further developments that could affect the amount of the accrued liability that has been previously established, and any appropriate adjustments are made each quarter.

Guaranty Fund Assessments

RiverSource Life Insurance Company and RiverSource Life of NY are required by law to be a member of the guaranty fund association in every state where they are licensed to do business. In the event of insolvency of one or more unaffiliated insurance companies, the Company could be adversely affected by the requirement to pay assessments to the guaranty fund associations. The Company projects its cost of future guaranty fund assessments based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations and the amount of its premiums written relative to the industry-wide premium in each state. The Company accrues the estimated cost of future guaranty fund assessments when it is considered probable that an assessment will be imposed, the event obligating the Company to pay the assessment has occurred and the amount of the assessment can be reasonably estimated.

The Company has a liability for estimated guaranty fund assessments and a related premium tax asset. As of December 31, 2023 and 2022, the estimated liability was $34 million and $12 million, respectively. As of December 31, 2023 and 2022, the related premium tax asset was $29 million and $10 million, respectively. The expected period over which guaranty fund assessments will be made and the related tax credits recovered is not known.

RiverSource Life Insurance Company 70100 Ameriprise Financial Center Minneapolis, MN 55474 1-800-862-7919	RiverSource Distributors, Inc. (Distributor), Member FINRA. Issued by RiverSource Life Insurance Company, Minneapolis, Minnesota. Affiliated with Ameriprise Financial Services, LLC.

ANN9125_12_C01_(05/24)	© 2008-2024 RiverSource Life Insurance Company. All rights reserved.